Schedule of Investments (unaudited) January 31, 2021	BlackRock Global Long/Short Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

United States — 1.9%
Palantir Technologies, Inc., Class A(a)	2	$70
Palantir Technologies, Inc., (Acquired 06/05/14, Cost: $1,600,004), 03/27/14(b)	261,012	9,031,913

Total Common Stocks — 1.9% (Cost: $1,600,016)		9,031,983

Preferred Securities

Preferred Stocks — 0.5%(b)(c)

United States — 0.5%
AliphCom
Series 6, (Acquired 12/15/15, Cost: $—)	8,264	—
Series 8, (Acquired 08/31/15, Cost: $1,750,009)	823,530	9
Illumio Inc., Series C, (Acquired 03/10/15, Cost: $1,500,001)	466,730	2,613,688

Total Preferred Securities — 0.5% (Cost: $3,250,010)		2,613,697

Total Long-Term Investments — 2.4% (Cost: $4,850,026)		11,645,680

Short-Term Securities

Money Market Funds — 2.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(d)(e)	13,448,121	13,448,121

	Par (000)

U.S. Treasury Obligations — 77.0%
U.S. Treasury Bills(f)
0.01%, 02/02/21 - 03/02/21	$21,515	21,514,409
0.12%, 02/16/21	5,000	4,999,911
0.11%, 02/23/21 - 12/30/21	59,446	59,432,631
0.09%, 02/25/21 - 06/24/21	193,880	193,864,691
0.18%, 02/25/21	5,000	4,999,850
0.14%, 11/04/21	5,120	5,116,938

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Floating Rate Note(g)
(3 mo.Treasury money market yield + 0.14%), 0.22%, 04/30/21	$22,795	$22,802,790
(3 mo.Treasury money market yield + 0.22%), 0.30%, 07/31/21	20,000	20,019,782
(3 mo.Treasury money market yield + 0.30%), 0.38%, 10/31/21	13,000	13,027,156
(3 mo.Treasury money market yield + 0.06%), 0.13%, 10/31/22	20,000	20,006,287
U.S. Treasury Notes
2.50%, 01/31/21	—	—
(3 mo.Treasury money market yield + 0.15%), 0.23%, 01/31/22(g)	4,925	4,931,258

		370,715,703

U.S. Treasury Obligations — 5.2%
U.S. Treasury Bills(f)
0.08%, 07/06/21	10,000	9,997,006
0.09%, 07/08/21	15,000	14,995,584

		24,992,590

Total Short-Term Securities — 85.0% (Cost: $409,057,315)		409,156,414

Total Investments — 87.4% (Cost: $413,907,341)		420,802,094

Other Assets Less Liabilities — 12.6%		60,739,209

Net Assets — 100.0%		$481,541,303

(a)	Non-income producing security.
(b)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $11,645,610, representing 2.42% of its net assets as of period end, and an original cost of $4,850,014.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	Rates are discount rates or a range of discount rates as of period end.
(g)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$14,238,130	$—	$(790,009	)(a)	$—	$—	$13,448,121	13,448,121	$2,601	$—

(a)	Represents net amount purchased (sold).

SCHEDULE OF INVESTMENTS	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
CAC 40 Index	540	02/19/21	$35,361	$(1,639,031)
MSCI Sing Index	50	02/25/21	1,236	(30,456)
S&P/TSE 60 Index	89	03/18/21	14,241	(427,273)
DAX Index	4	03/19/21	1,631	(57,441)
FTSE 100 Index	108	03/19/21	9,413	(277,032)
FTSE/MIB Index	72	03/19/21	9,409	(86,583)
Russell 2000 E-Mini Index	183	03/19/21	18,924	978,866
S&P 500 E-Mini Index	166	03/19/21	30,753	(317,239)

				(1,856,189)

Short Contracts
Amsterdam Index	56	02/19/21	8,650	232,589
IBEX 35 Index	175	02/19/21	16,459	1,281,945
OMXS 30 Index	1,437	02/19/21	33,435	228,875
Topix Index	4	03/11/21	689	18,756
SPI 200 Index	145	03/18/21	18,121	219,878
Euro STOXX 50 Index	221	03/19/21	9,328	85,000

				2,067,043

				$210,854

OTC Total Return Swaps — Future

Reference Entity	Fixed Amount Paid/Received by the Fund(a)		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Swiss Market Future March 2021	CHF	(2,883,751)	HSBC Bank PLC	03/19/21	CHF	3,242	$(47,758)	$—	$(47,758)
Swiss Market Future March 2021	CHF	(323,287)	HSBC Bank PLC	03/19/21	CHF	363	(8,529)	—	(8,529)
Swiss Market Future March 2021	CHF	(645,194)	HSBC Bank PLC	03/19/21	CHF	725	(15,508)	—	(15,508)
Swiss Market Future March 2021	CHF	(1,410,373)	HSBC Bank PLC	03/19/21	CHF	1,585	(47,581)	—	(47,581)
Swiss Market Future March 2021	CHF	(433,310)	HSBC Bank PLC	03/19/21	CHF	487	(13,910)	—	(13,910)

							$(133,286)	$—	$(133,286)

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

2

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	At Termination	Bank of America N.A.(b)	02/15/23	$(856,628)	$(160,563	)(c)	$(1,162,029)	43.3%
	At Termination	Bank of America N.A.(d)	02/15/23	(1,877,455)	(1,038,930	)(e)	(2,058,797)	64.0
	At Termination	Deutsche Bank A.G.(f)	09/06/21 – 01/19/26	(621,767)	(235,697	)(g)	(782,932)	5.7
	At Termination	Goldman Sachs & Co.(h)	02/27/23 – 02/28/23	(2,215,134)	1,483,083	(i)	84,713	46.6
	At Termination	Goldman Sachs & Co.(j)	10/14/21 – 02/27/23	(2,438,232)	1,622,613	(k)	(1,108,529)	105.1
	At Termination	UBS AG(l)	06/29/21 – 07/08/21	(710,339)	(275,903	)(m)	(1,008,750)	10.6

				$(8,719,555)	$1,394,603		$(6,036,324)

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $ 144,838 of net dividends and financing fees.
(e)	Amount includes $(857,588) of net dividends and financing fees.
(g)	Amount includes $(74,532) of net dividends and financing fees.
(i)	Amount includes $(816,764) of net dividends and financing fees.
(k)	Amount includes $ 292,910 of net dividends and financing fees.
(m)	Amount includes $ 22,508 of net dividends and financing fees.

SCHEDULE OF INVESTMENTS	3

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range: Benchmarks:

20-975 basis points

AUD - 1M Australian Bank Bill Rate (BBSW)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - 1W Swiss Franc LIBOR Rate BBA (SF0001W)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1W Euro Interbank Offer Rate (EURIBOR)

GBP - 1W Sterling LIBOR Rate BBA (GBP1WLIB)

HKD - 1W Hong Kong Interbank Offer rate (HIBOR)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1W Japanese Yen LIBOR Rate BBA (JY0001W)

NOK - 1W Norway Interbank Offer Rate (NIBOR)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - 1D Overnight Singapore Assoc of Banks Rate (SIBOR)

SGD - 1M Singapore Assoc of Banks Swap Offer rate (SOR)

USD - 1D Overnight Bank Funding Rate (OBFR01)

USD - 1M US Dollar LIBOR BBA

USD - 1W US Dollar LIBOR BBA

0-1300 basis points

AUD - 1M Australian Bank Bill Rate (BBSW)

Bank of Canada Overnight Rate Target (CABROVER)

CHF - 1W Swiss Franc LIBOR Rate BBA (SF0001W)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1W Euro Interbank Offer Rate (EURIBOR)

GBP - 1W Sterling LIBOR Rate BBA (GBP1WLIB)

HKD - 1W Hong Kong Interbank Offer rate (HIBOR)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1W Japanese Yen LIBOR Rate BBA (JY0001W)

NOK - 1W Norway Interbank Offer Rate (NIBOR)

NZD - 1M New Zealand Bank Bill Rate (BBR)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - 1M Singapore Assoc of Banks Swap Offer rate (SOR)

USD - 1D Overnight Bank Funding Rate (OBFR01)

USD - 1M US Dollar LIBOR BBA

USD - 1W US Dollar LIBOR BBA

18-325 basis points

AUD - 1M Australian Bank Bill Rate (BBSW)

CHF - 1W Swiss Franc LIBOR Rate BBA (SF0001W)

DKK - Annualized Overnight Deposit MID Rate

EUR - 1W Euro Interbank Offer Rate (EURIBOR)

GBP - 1W Sterling LIBOR Rate BBA (GBP1WLIB)

HKD - 1M Hong Kong Interbank Offer rate (HIBOR)

ILS - 1M Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1M Japanese Yen LIBOR Rate BBA (JY0001M)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1D New Zealand Official Overnight Deposit Rate (NZOCO)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - 1M Singapore Assoc of Banks Swap Offer rate (SOR)

USD - 1D Overnight Bank Funding Rate (OBFR01)

	(h)	(j)	(l)
Range: Benchmarks:

15-1400 basis points

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - 1D Overnight Swiss Franc LIBOR Rate BBA (CHFONLIB)

DKK - Danish Tom/Next Reference Rate (DETNT/N)

EUR - 1D Effective Overnight Index Average (EONIA)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - 1D Overnight Index Swap Rate (HKDONOIS)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1D Overnight Tokyo Average Rate (TONAT)

NOK - Norwegian Overnight Weighted Average (NOWA)

RBA Interbank Overnight Cash Rate

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SEK - 1W Stockholm Interbank Offer Rate (STIBOR)

SGD - 1D Singapore Assoc of Banks Swap Offer Rate (SOR)

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

15-1317 basis points

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - 1D Overnight Swiss Franc LIBOR Rate BBA (CHFONLIB)

DKK - Danish Tom/Next Reference Rate (DETNT/N)

EUR - 1D Effective Overnight Index Average (EONIA)

GBP - 1D Sterling Overnight Index Average (SONIA)

HKD - 1D Overnight Index Swap Rate (HKDONOIS)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1D Overnight Tokyo Average Rate (TONAT)

NOK - Norwegian Overnight Weighted Average (NOWA)

RBA Interbank Overnight Cash Rate

SEK - 1D Overnight Stockholm Interbank Offer Rate (STIBOR)

SGD - 1D Singapore Assoc of Banks Swap Offer Rate (SOR)

SGD - 1M Singapore Assoc of Banks Swap Offer rate (SOR)

USD - 1D Overnight Fed Funds Effective Rate (FEDL01)

20-1500 basis points

CAD - 1D Overnight Bank of Canada Repo Rate (CORRA)

CHF - 1D Overnight Swiss Franc LIBOR Rate BBA (CHFONLIB)

DKK - 1W Copenhagen Interbank Swap Rate (CIBOR)

EUR - 1D Effective Overnight Index Average (EONIA)

GBP - 1D Overnight Sterling LIBOR Rate BBA (GBPONLIB)

HKD - 2W Hong Kong Interbank Offer rate (HIBOR)

ILS - 1D Overnight Tel Aviv Interbank Offer Rate (TELBOR)

JPY - 1D Japanese Yen Spot Next BBA LIBOR (JY000S/N)

NOK - Norwegian Overnight Weighted Average (NOWA)

NZD - 1M New Zealand Bank Bill Rate (BBR)

RBA Interbank Overnight Cash Rate

SEK - TN Stockholm Interbank Offer Rate (STIBOR)

SGD - 1D Overnight Singapore Assoc of Banks Rate (SIBOR)

4

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AUB Group Ltd.	11,732	$145,431	(12.5)%
Austal Ltd.	53,766	104,928	(9.0)
Blackmores Ltd.	529	29,657	(2.5)
Brickworks Ltd.	18,325	259,947	(22.4)
BWP Trust	22,604	74,283	(6.4)
Centuria Office REIT	15,496	23,047	(2.0)
Charter Hall Education Trust	68,938	162,521	(14.0)
Charter Hall Long Wale REIT	80,884	283,459	(24.4)
Charter Hall Retail REIT	62,463	168,686	(14.5)
Costa Group Holdings Ltd.	36,620	109,147	(9.4)
Dicker Data Ltd.	10,985	96,612	(8.3)
Growthpoint Properties Australia Ltd.	66,679	162,154	(14.0)
Inghams Group Ltd.	23,594	59,324	(5.1)
InvoCare Ltd.	3,130	26,575	(2.3)
Jumbo Interactive Ltd.	8,911	95,043	(8.2)
Lifestyle Communities Ltd.	17,916	171,778	(14.8)
Netwealth Group Ltd.	16,110	211,431	(18.2)
Rural Funds Group	38,919	72,659	(6.2)
Sandfire Resources NL	13,541	49,055	(4.2)
SeaLink Travel Group Ltd.	25,395	124,988	(10.8)
Steadfast Group Ltd.	59,711	181,489	(15.6)
Tassal Group Ltd.	284,421	755,044	(65.0)
Waypoint REIT	44,570	87,118	(7.5)

		3,454,376

Austria
Oesterreichische Post AG	2,490	105,305	(9.1)
UNIQA Insurance Group AG	3,166	24,525	(2.1)

		129,830

Bahamas
OneSpaWorld Holdings Ltd.	3,824	36,290	(3.1)

Belgium
Akka Technologies	1,725	48,033	(4.1)
bpost SA	13,816	163,455	(14.1)
Cie d’Entreprises CFE	1,397	141,777	(12.2)
Fagron	2,585	63,920	(5.5)
Montea C.V.A.	640	78,033	(6.7)
Retail Estates NV	668	48,734	(4.2)
Xior Student Housing NV	508	31,025	(2.7)

		574,977

Bermuda
Argo Group International Holdings Ltd.	1,827	73,720	(6.4)
Enstar Group Ltd.	111	22,223	(1.9)

		95,943

Canada
Aecon Group, Inc.	16,752	216,155	(18.6)
Altius Minerals Corp.	8,796	101,528	(8.7)
Atlas Corp.	2,953	33,192	(2.8)
Badger Daylighting Ltd.	17,581	513,235	(44.2)
Birchcliff Energy Ltd.	19,408	32,783	(2.8)
Canada Goose Holdings Inc.	6,832	228,508	(19.7)

Security	Shares	Value	% of Basket Value

Canada (continued)
Celestica, Inc.	24,391	$197,798	(17.0)%
Chorus Aviation Inc.	22,200	56,596	(4.9)
Docebo, Inc.	176	8,671	(0.7)
Dream Office Real Estate Investment Trust	9,435	141,663	(12.2)
Endeavour Silver Corp.	10,996	54,518	(4.7)
First National Financial Corp.	1,457	49,791	(4.3)
Fortuna Silver Mines Inc.	15,118	116,924	(10.1)
HLS Therapeutics, Inc.	1,754	22,454	(1.9)
Hudbay Minerals Inc.	38,048	216,609	(18.6)
IMAX Corp.	9,858	186,316	(16.0)
Jamieson Wellness Inc.	3,272	91,731	(7.9)
Killam Apartment Real Estate Investment Trust	15,623	214,538	(18.5)
Knight Therapeutics, Inc.	8,887	36,764	(3.2)
Lundin Gold, Inc.	6,642	53,136	(4.6)
Maple Leaf Foods, Inc.	8,160	159,467	(13.7)
Martinrea International, Inc.	6,245	66,223	(5.7)
Maverix Metals, Inc.	10,802	55,583	(4.8)
Morguard North American Residential Real Estate Investment Trust	14,552	170,357	(14.6)
MTY Food Group Inc.	1,836	73,540	(6.3)
NexGen Energy Ltd.	10,128	28,592	(2.5)
NFI Group Inc.	9,093	200,242	(17.2)
NorthWest Healthcare Properties Real Estate Investment Trust	14,442	145,578	(12.5)
Osisko Mining, Inc.	9,462	23,012	(2.0)
PrairieSky Royalty Ltd.	26,261	216,865	(18.7)
Russel Metals, Inc.	3,478	62,448	(5.4)
Sandstorm Gold Ltd.	33,312	214,916	(18.5)
Savaria Corp.	9,541	125,050	(10.8)
Seabridge Gold Inc.	1,182	22,896	(2.0)
Silvercorp Metals, Inc.	3,945	25,452	(2.2)
SilverCrest Metals, Inc.	9,537	96,134	(8.3)
Spin Master Corp.	10,567	224,768	(19.3)
Summit Industrial Income REIT	16,260	168,354	(14.5)
Tricon Capital Group, Inc.	12,850	122,596	(10.5)
Turquoise Hill Resources Ltd.	4,498	49,597	(4.3)
Well Health Technologies Corp.	4,093	24,006	(2.1)
WPT Industrial Real Estate Investment Trust	6,680	104,742	(9.0)

		4,953,328

Denmark
Brodrene Hartmann AS	65	5,184	(0.4)
INVISIO AB	2,732	64,627	(5.6)
Matas AS	2,313	28,759	(2.5)
Per Aarsleff Holding AS	827	38,224	(3.3)
Spar Nord Bank AS	6,063	55,269	(4.7)

		192,063

Finland
Aktia Bank OYJ	20,965	242,463	(20.8)
YIT OYJ	20,887	124,154	(10.7)

		366,617

France
Albioma SA	1,613	82,115	(7.1)
Cie des Alpes	821	17,321	(1.5)
Coface SA	6,803	66,924	(5.7)
Innate Pharma SA	6,094	26,071	(2.2)
Interparfums SA	2,171	116,055	(10.0)
Mersen SA	2,426	74,067	(6.4)
Metropole Television SA	3,305	56,231	(4.8)

SCHEDULE OF INVESTMENTS	5

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

France (continued)
Societe BIC SA	2,261	$129,045	(11.1)%
Sopra Steria Group	432	71,770	(6.2)
Television Francaise 1	90,371	785,235	(67.6)

		1,424,834

Georgia
Bank of Georgia Group PLC	3,765	59,058	(5.1)

Germany
ADVA Optical Networking SE	16,170	176,933	(15.2)
Amadeus Fire AG	282	38,564	(3.3)
Basler AG	32	3,288	(0.3)
BayWa AG	95	3,731	(0.3)
Borussia Dortmund GmbH & Co. KGaA	1,075	6,697	(0.6)
Cewe Stiftung & Co. KGAA	95	12,751	(1.1)
Deutsche Beteiligungs AG	3,304	144,344	(12.4)
Deutz AG	37,048	240,405	(20.7)
Draegerwerk AG & Co. KGaA	454	37,542	(3.2)
Elmos Semiconductor AG	2,578	102,574	(8.8)
Hamburger Hafen und Logistik AG	1,443	31,170	(2.7)
Indus Holding AG	3,529	143,039	(12.3)
JOST Werke AG	5,048	255,881	(22.0)
Kloeckner & Co. SE	5,155	47,154	(4.1)
Krones AG	614	50,823	(4.4)
METRO AG	31,089	200,147	(17.2)
MLP AG	24,350	172,572	(14.9)
New Work SE	367	101,768	(8.8)
PNE AG	13,219	124,368	(10.7)
Wacker Neuson SE	1,086	21,791	(1.9)
Wuestenrot & Wuerttembergische AG	307	6,289	(0.5)

		1,921,831

Gibraltar
888 Holdings PLC	130,193	538,720	(46.4)

Hong Kong
Health & Happiness H&H International Holdings Ltd.	22,000	107,189	(9.2)

Ireland
COSMO Pharmaceuticals NV	238	21,728	(1.9)
Dalata Hotel Group PLC	6,667	27,023	(2.3)
Keywords Studios PLC	3,566	133,128	(11.5)

		181,879

Israel
Altshuler Shaham Provident Funds & Pension Ltd.	14,089	76,129	(6.5)
Bayside Land Corp.	6,223	49,566	(4.3)
Big Shopping Centers Ltd.	348	37,152	(3.2)
Caesarstone Ltd.	9,309	117,107	(10.1)
Clal Insurance Enterprises Holdings Ltd.	6,905	101,890	(8.8)
Compugen Ltd.	2,795	33,987	(2.9)
Elco Ltd.	2,391	119,227	(10.3)
Enlight Renewable Energy Ltd.	41,123	76,317	(6.6)
FIBI Holdings Ltd.	10,439	311,950	(26.8)
Fox Wizel Ltd.	392	35,969	(3.1)
IDI Insurance Co. Ltd.	4,461	134,625	(11.6)
Isras Investment Co. Ltd.	775	155,903	(13.4)
Menora Mivtachim Holdings Ltd.	1,627	26,982	(2.3)
OPC Energy Ltd.	3,505	38,669	(3.3)
Radware Ltd.	6,728	190,739	(16.4)

Security	Shares	Value	% of Basket Value

Israel (continued)
Reit 1 Ltd.	44,541	$205,087	(17.6)%
Summit Real Estate Holdings Ltd.	3,618	49,929	(4.3)
Tadiran Holdings Ltd.	1,051	96,018	(8.3)

		1,857,246

Italy
ASTM SpA	2,237	49,773	(4.3)
Banca IFIS SpA	3,459	35,060	(3.0)
Carel Industries SpA	3,949	81,469	(7.0)
Datalogic SpA	3,848	66,894	(5.8)
De’ Longhi SpA	159	5,706	(0.5)
Falck Renewables SpA	3,700	28,495	(2.5)
GVS SPA	1,748	31,713	(2.7)
Italmobiliare SpA	184	6,117	(0.5)
Maire Tecnimont SpA	139,250	317,675	(27.3)
Sesa SpA	246	28,866	(2.5)

		651,768

Japan
Advan Co. Ltd.	2,100	21,990	(1.9)
Aeon Delight Co. Ltd.	2,100	54,993	(4.7)
Aeon Fantasy Co. Ltd.	1,900	38,974	(3.4)
Aichi Steel Corp.	7,600	221,743	(19.1)
Akatsuki, Inc.	800	36,346	(3.1)
AOKI Holdings Inc.	16,100	82,183	(7.1)
Aruhi Corp.	4,000	65,909	(5.7)
Asahi Holdings, Inc.	1,900	72,339	(6.2)
Belc Co. Ltd.	1,900	107,485	(9.3)
Canon Electronics, Inc.	24,200	406,053	(34.9)
Chiyoda Co. Ltd.	16,000	141,881	(12.2)
Chori Co. Ltd.	3,000	43,732	(3.8)
CI Takiron Corp.	30,100	187,202	(16.1)
Citizen Watch Co. Ltd.	19,500	59,293	(5.1)
cocokara fine, Inc.	8,600	560,082	(48.2)
CONEXIO Corp.	16,600	216,804	(18.7)
COOKPAD, Inc.	30,700	90,975	(7.8)
CRE Logistics REIT, Inc.	138	202,043	(17.4)
Dai-Dan Co. Ltd.	1,400	37,990	(3.3)
Daiho Corp.	1,900	67,557	(5.8)
Daiichi Jitsugyo Co. Ltd.	8,800	347,563	(29.9)
Daiken Corp.	8,900	151,496	(13.0)
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	9,700	206,737	(17.8)
Daiwa Industries Ltd.	16,400	162,045	(13.9)
Denki Kogyo Co. Ltd.	10,900	281,702	(24.2)
Descente Ltd.	16,700	270,390	(23.3)
DTS Corp.	1,500	31,964	(2.8)
EDION Corp.	41,200	403,760	(34.7)
eGuarantee, Inc.	3,300	73,342	(6.3)
Eizo Corp.	5,800	208,317	(17.9)
en-japan, Inc.	2,300	65,877	(5.7)
Enplas Corp.	2,900	127,781	(11.0)
EPS Holdings, Inc.	1,000	9,734	(0.8)
eRex Co. Ltd.	28,500	472,359	(40.7)
ESPEC Corp.	5,800	109,907	(9.5)
Ferrotec Holdings Corp.	3,700	59,303	(5.1)
Financial Products Group Co. Ltd.	7,000	33,317	(2.9)
Fixstars Corp.	5,400	48,116	(4.1)
France Bed Holdings Co. Ltd.	16,700	147,977	(12.7)
Fuji Soft, Inc.	1,300	67,157	(5.8)
Fujicco Co. Ltd.	17,500	341,480	(29.4)

6

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Futaba Corp.	4,700	$42,901	(3.7)%
Future Corp.	10,900	182,846	(15.7)
Goldcrest Co. Ltd.	14,000	241,044	(20.7)
Grace Technology Inc.	1,700	97,636	(8.4)
G-Tekt Corp.	15,100	211,469	(18.2)
Halows Co. Ltd.	5,800	179,961	(15.5)
Heiwado Co. Ltd.	2,800	57,883	(5.0)
Heroz, Inc.	2,600	68,061	(5.9)
Hitachi Zosen Corp.	4,300	24,542	(2.1)
Hogy Medical Co. Ltd.	2,200	67,150	(5.8)
Hokuetsu Kishu Paper Co. Ltd.	74,800	318,286	(27.4)
IBJ Leasing Co. Ltd.	1,800	55,981	(4.8)
Icom, Inc.	3,700	96,539	(8.3)
IDOM, Inc.	4,600	26,852	(2.3)
Iino Kaiun Kaisha Ltd.	48,300	186,105	(16.0)
Inaba Denki Sangyo Co. Ltd.	13,800	322,575	(27.8)
Inabata & Co. Ltd.	5,700	80,026	(6.9)
Iriso Electronics Co. Ltd.	4,300	195,907	(16.9)
Itochu-Shokuhin Co. Ltd.	200	10,071	(0.9)
JAC Recruitment Co. Ltd.	2,000	35,546	(3.1)
Jaccs Co. Ltd.	10,300	183,765	(15.8)
Japan Elevator Service Holdings Co. Ltd.	4,200	98,860	(8.5)
Japan Lifeline Co. Ltd.	8,800	126,969	(10.9)
Japan Material Co. Ltd.	11,700	163,344	(14.1)
Japan Meat Co. Ltd.	1,500	29,243	(2.5)
Japan Medical Dynamic Marketing, Inc.	1,200	25,073	(2.2)
JCU Corp.	600	22,349	(1.9)
JDC Corp.	22,300	117,982	(10.2)
J-Oil Mills, Inc.	13,400	472,943	(40.7)
Joshin Denki Co. Ltd.	4,400	115,221	(9.9)
JSP Corp.	24,400	394,718	(34.0)
Juroku Bank Ltd.	6,100	107,500	(9.3)
K&O Energy Group, Inc.	1,300	17,742	(1.5)
Kaga Electronics Co. Ltd.	7,000	163,467	(14.1)
Kamei Corp.	6,200	70,682	(6.1)
Kanto Denka Kogyo Co. Ltd.	6,000	47,968	(4.1)
Kato Sangyo Co. Ltd.	1,800	59,403	(5.1)
Kitanotatsujin Corp.	46,000	251,392	(21.6)
Konoike Transport Co. Ltd.	28,900	283,735	(24.4)
Koshidaka Holdings Co. Ltd.	46,200	184,886	(15.9)
Kumagai Gumi Co. Ltd.	16,500	408,229	(35.1)
Kyokuto Kaihatsu Kogyo Co. Ltd.	35,300	485,130	(41.8)
LAC Co. Ltd.	10,500	103,558	(8.9)
M&A Capital Partners Co. Ltd.	4,900	240,457	(20.7)
Maeda Kosen Co. Ltd.	2,100	53,465	(4.6)
Mandom Corp.	1,300	19,563	(1.7)
Mars Engineering Corp.	5,100	74,295	(6.4)
Marudai Food Co. Ltd.	4,900	79,390	(6.8)
Marusan Securities Co. Ltd.	7,300	36,046	(3.1)
Maruwa Unyu Kikan Co. Ltd.	2,400	51,141	(4.4)
Matsuda Sangyo Co. Ltd.	3,500	59,985	(5.2)
Max Co. Ltd.	21,500	312,975	(26.9)
Media Do Holdings Co. Ltd.	3,100	183,010	(15.8)
Medical Data Vision Co. Ltd.	2,500	62,390	(5.4)
Meisei Industrial Co. Ltd.	3,000	22,408	(1.9)
Meitec Corp.	3,000	157,234	(13.5)
METAWATER Co. Ltd.	8,000	180,919	(15.6)
Milbon Co. Ltd.	2,300	150,448	(12.9)
Mirait Holdings Corp.	18,400	293,277	(25.2)
Miroku Jyoho Service Co. Ltd.	15,200	314,370	(27.1)
Mitsubishi Pencil Co. Ltd.	8,300	105,409	(9.1)
Mitsuboshi Belting Ltd.	10,700	168,542	(14.5)

Security	Shares	Value	% of Basket Value

Japan (continued)
Mitsui Sugar Co. Ltd.	24,000	$425,948	(36.7)%
Monogatari Corp.	100	11,078	(1.0)
MOS Food Services, Inc.	2,200	65,311	(5.6)
Nagatanien Holdings Co. Ltd.	700	15,579	(1.3)
NEC Capital Solutions Ltd.	13,100	237,925	(20.5)
Nihon Chouzai Co. Ltd.	6,200	88,814	(7.6)
Nihon Nohyaku Co. Ltd.	10,400	47,399	(4.1)
Nikkon Holdings Co. Ltd.	6,800	137,226	(11.8)
Nippon Densetsu Kogyo Co. Ltd.	12,900	240,686	(20.7)
Nippon Light Metal Holdings Co. Ltd.	24,680	445,607	(38.3)
Nippon Seiki Co. Ltd.	9,200	112,781	(9.7)
Nippon Suisan Kaisha Ltd.	5,700	23,781	(2.0)
Nippon Valqua Industries Ltd.	3,500	68,531	(5.9)
Nishimatsu Construction Co. Ltd.	4,100	95,009	(8.2)
Nishio Rent All Co. Ltd.	16,400	341,759	(29.4)
Nitta Corp.	3,200	67,332	(5.8)
Nitto Kohki Co. Ltd.	4,800	77,935	(6.7)
Nomura Co. Ltd.	36,100	261,809	(22.5)
Noritake Co. Ltd./Nagoya Japan	11,900	369,471	(31.8)
Noritsu Koki Co. Ltd.	1,400	28,195	(2.4)
NS United Kaiun Kaisha Ltd.	4,900	66,305	(5.7)
NTN Corp.	53,300	140,783	(12.1)
Okabe Co. Ltd.	20,600	152,295	(13.1)
Okuwa Co. Ltd.	2,100	25,393	(2.2)
Pack Corp.	10,600	257,896	(22.2)
Press Kogyo Co. Ltd.	10,300	30,194	(2.6)
Pressance Corp.	2,000	28,125	(2.4)
Prestige International, Inc.	7,900	69,600	(6.0)
Proto Corp.	4,800	47,160	(4.1)
Qol Co. Ltd.	14,400	157,825	(13.6)
Raksul, Inc.	3,200	127,402	(11.0)
Raysum Co. Ltd.	34,200	297,956	(25.6)
Ricoh Leasing Co. Ltd.	13,600	400,661	(34.5)
Riso Kagaku Corp.	1,800	23,797	(2.1)
Rock Field Co. Ltd.	14,800	217,529	(18.7)
Ryobi Ltd.	3,500	40,083	(3.5)
Sakai Chemical Industry Co. Ltd.	13,500	262,840	(22.6)
Sakata INX Corp.	4,500	45,493	(3.9)
Samty Residential Investment Corp.	146	151,592	(13.0)
San-A Co. Ltd.	1,700	65,953	(5.7)
Sangetsu Corp.	13,100	195,630	(16.8)
Sanki Engineering Co. Ltd.	4,500	53,475	(4.6)
Shikoku Chemicals Corp.	3,900	44,545	(3.8)
Shin-Etsu Polymer Co. Ltd.	4,900	45,604	(3.9)
Shinko Shoji Co. Ltd.	2,400	17,559	(1.5)
Shinmaywa Industries Ltd.	18,100	156,989	(13.5)
Shinnihon Corp.	6,500	51,979	(4.5)
Shoei Co. Ltd.	6,400	260,805	(22.4)
Shoei Foods Corp.	4,300	153,097	(13.2)
Sinko Industries Ltd.	6,900	120,204	(10.3)
Sintokogio Ltd.	21,200	145,345	(12.5)
Solasto Corp.	5,500	83,272	(7.2)
SOSiLA Logistics REIT, Inc.	31	38,215	(3.3)
Sourcenext Corp.	13,800	37,985	(3.3)
S-Pool, Inc.	25,000	228,965	(19.7)
Starzen Co. Ltd.	1,300	52,394	(4.5)
Strike Co. Ltd.	2,500	107,247	(9.2)
Sumitomo Mitsui Construction Co. Ltd.	39,200	163,137	(14.0)
Sumitomo Riko Co. Ltd.	22,600	126,377	(10.9)
Sun Frontier Fudousan Co. Ltd.	30,200	254,270	(21.9)
Taihei Dengyo Kaisha Ltd.	5,800	136,165	(11.7)
Taikisha Ltd.	12,400	330,653	(28.5)

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Takamatsu Construction Group Co. Ltd.	20,800	$406,909	(35.0)%
Takara Leben Co. Ltd.	64,900	195,656	(16.8)
Takasago Thermal Engineering Co. Ltd.	48,600	733,862	(63.2)
Tanseisha Co. Ltd.	36,600	255,804	(22.0)
T-Gaia Corp.	4,500	84,007	(7.2)
TKP Corp.	2,000	45,626	(3.9)
Tokai Corp./Gifu	10,600	203,050	(17.5)
Tokyu Construction Co. Ltd.	38,900	194,497	(16.7)
Topcon Corp.	13,700	165,562	(14.2)
Towa Pharmaceutical Co. Ltd.	4,600	92,080	(7.9)
TPR Co. Ltd.	500	6,701	(0.6)
Transcosmos, Inc.	6,300	157,945	(13.6)
Tri Chemical Laboratories, Inc.	6,000	247,585	(21.3)
UACJ Corp.	10,200	180,040	(15.5)
Union Tool Co.	3,100	101,214	(8.7)
UT Group Co. Ltd.	3,900	119,607	(10.3)
UUUM, Inc.	3,300	55,602	(4.8)
V Technology Co. Ltd.	1,100	64,805	(5.6)
Vital KSK Holdings Inc.	3,100	23,578	(2.0)
VT Holdings Co. Ltd.	5,900	23,855	(2.1)
Wakita & Co. Ltd.	11,900	112,866	(9.7)
WDB Holdings Co. Ltd.	6,100	152,052	(13.1)
World Co. Ltd.	24,800	288,082	(24.8)
Xebio Holdings Co. Ltd.	38,400	320,737	(27.6)
Yahagi Construction Co. Ltd.	2,600	21,184	(1.8)
YA-MAN Ltd.	1,400	23,726	(2.0)
Yamashin-Filter Corp.	7,300	68,976	(5.9)
Yellow Hat Ltd.	1,800	28,904	(2.5)
Yokohama Reito Co. Ltd.	15,500	130,882	(11.3)
Yurtec Corp.	19,500	152,778	(13.1)
Zuken Inc.	1,100	28,605	(2.5)

		28,598,509

Jersey
Sanne Group PLC	9,585	72,470	(6.2)

Luxembourg
Stabilus SA	263	19,686	(1.7)

Malta
Kambi Group PLC	694	38,760	(3.3)

Netherlands
Accell Group	1,054	37,349	(3.2)
Arcadis NV	5,028	176,284	(15.2)
Brunel International NV	2,231	21,578	(1.8)
Eurocommercial Properties NV	2,448	47,239	(4.1)
PostNL NV	64,704	266,744	(22.9)
SIF Holding NV	1,654	35,688	(3.1)
Vastned Retail NV	3,594	101,841	(8.8)
Wereldhave NV	12,986	190,757	(16.4)

		877,480

New Zealand
Goodman Property Trust	120,285	194,304	(16.7)
Infratil Ltd.	254,117	1,307,385	(112.5)

		1,501,689

Norway
Atea ASA	6,987	106,309	(9.1)
Austevoll Seafood ASA	8,031	79,980	(6.9)
Bonheur ASA	6,318	164,220	(14.1)
Crayon Group Holding ASA	9,044	125,342	(10.8)

Security	Shares	Value	% of Basket Value

Norway (continued)
Elkem ASA	37,381	$113,564	(9.8)%
Fjordkraft Holding ASA	14,511	123,250	(10.6)
Grieg Seafood ASA	1,337	12,446	(1.1)
Norway Royal Salmon ASA	3,611	82,459	(7.1)
Skandiabanken ASA	4,337	34,118	(2.9)

		841,688

Portugal
Navigator Co. SA	94,292	282,991	(24.4)
NOS SGPS SA	21,637	74,613	(6.4)

		357,604

Puerto Rico
EVERTEC, Inc.	823	28,558	(2.5)

Singapore
AEM Holdings Ltd.	19,000	56,791	(4.9)
Frasers Centrepoint Trust	67,100	130,452	(11.2)

		187,243

South Africa
Mediclinic International PLC	114,435	452,509	(38.9)

Spain
Cia de Distribucion Integral Logista Holdings SA	22,639	425,895	(36.6)
Ence Energia y Celulosa SA	71,190	280,302	(24.1)
Fluidra SA	1,504	36,138	(3.1)
Gestamp Automocion SA	1,414	6,551	(0.6)
Mediaset Espana Comunicacion SA	52,140	268,023	(23.1)

		1,016,909

Sweden
AF AB	7,487	204,808	(17.6)
Atrium Ljungberg AB	3,459	66,538	(5.7)
Bilia AB	16,701	207,086	(17.8)
Bonava AB	3,582	37,854	(3.3)
Boozt AB	3,945	78,554	(6.8)
Bufab AB	4,747	106,953	(9.2)
Bure Equity AB	1,196	39,774	(3.4)
Camurus AB	4,165	101,865	(8.8)
Clas Ohlson AB	19,377	176,129	(15.2)
Collector AB	51,854	135,169	(11.6)
GARO AB	2,508	195,637	(16.8)
Granges AB	52	597	(0.1)
John Mattson Fastighetsforetagen AB	519	8,677	(0.7)
Modern Times Group MTG AB	2,658	40,283	(3.5)
Mycronic AB	3,215	90,122	(7.8)
Paradox Interactive AB	3,352	93,283	(8.0)
Resurs Holding AB	17,451	94,575	(8.1)
Svolder AB	106	2,333	(0.2)
Wallenstam AB, B Shares	17,344	264,067	(22.7)

		1,944,304

Switzerland
Ascom Holding AG	837	14,316	(1.2)
Belimo Holding AG	58	446,968	(38.5)
BKW AG	2,154	246,044	(21.2)
Bossard Holding AG	321	73,616	(6.3)
Gurit Holding AG	32	94,042	(8.1)
Kardex AG	316	70,013	(6.0)
Sensirion Holding AG	4,171	272,926	(23.5)
Softwareone Holding AG	4,075	127,248	(11.0)

8

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Vontobel Holding AG	3,040	$245,615	(21.1)%
V-ZUG Holding AG	243	24,389	(2.1)

		1,615,177

United Kingdom
AJ Bell PLC	42,379	249,191	(21.4)
Alfa Financial Software Holdings PLC	3,640	6,422	(0.6)
Alpha FX Group PLC	6,320	125,561	(10.8)
Brewin Dolphin Holdings PLC	73,228	294,606	(25.4)
ContourGlobal PLC	62,266	170,085	(14.6)
Domino’s Pizza Group PLC	7,789	35,133	(3.0)
GB Group PLC	13,850	162,439	(14.0)
Great Portland Estates PLC	7,278	64,828	(5.6)
Ideagen PLC	11,014	43,914	(3.8)
Jackpotjoy PLC	4,315	75,023	(6.5)
Jupiter Fund Management PLC	51,301	201,311	(17.3)
Kainos Group PLC	1,766	30,101	(2.6)
LivaNova PLC	698	43,904	(3.8)
LondonMetric Property PLC	8,598	26,761	(2.3)
Marshalls PLC	6,947	61,668	(5.3)
Ninety One PLC	9,057	28,907	(2.5)
Pagegroup PLC	4,114	25,354	(2.2)
PZ Cussons PLC	20,908	70,810	(6.1)
Rathbone Brothers PLC	5,425	119,075	(10.2)
S4 Capital PLC	36,546	247,864	(21.3)
Sabre Insurance Group PLC	7,040	24,439	(2.1)
Smart Metering Systems PLC	7,241	67,762	(5.8)
Spirent Communications PLC	9,939	32,347	(2.8)
Synthomer PLC	7,836	46,053	(4.0)
Team17 Group PLC	772	8,483	(0.7)
TP ICAP PLC	18,626	56,911	(4.9)
Watkin Jones PLC	21	56	(0.0)

		2,319,008

United States
1-800-Flowers.com, Inc., Class A	1,917	58,909	(5.1)
2U, Inc.	2,869	117,342	(10.1)
8x8, Inc.	977	34,439	(3.0)
AAON, Inc.	1,784	132,016	(11.4)
Aaron’s Co., Inc.	9,770	165,504	(14.2)
Abercrombie & Fitch Co., Class A	18,500	426,795	(36.7)
Acadia Realty Trust	11,042	160,109	(13.8)
Accel Entertainment, Inc.	9,088	87,517	(7.5)
ACM Research, Inc., Class A	406	36,540	(3.1)
Akebia Therapeutics, Inc.	15,166	49,138	(4.2)
Alamo Group, Inc.	2,602	363,213	(31.3)
Alexander & Baldwin, Inc.	13,649	206,373	(17.8)
Allovir, Inc.	316	11,556	(1.0)
Alphatec Holdings, Inc.	1,673	24,894	(2.1)
Altair Engineering, Inc., Class A	9,996	559,076	(48.1)
Altra Industrial Motion Corp.	784	40,305	(3.5)
Amalgamated Bank, Class A	10,617	155,645	(13.4)
Ameresco, Inc., Class A	2,567	143,983	(12.4)
American Eagle Outfitters, Inc.	8,087	183,494	(15.8)
American Finance Trust, Inc.	28,803	209,686	(18.0)
American States Water Co.	384	29,668	(2.6)
American Woodmark Corp.	660	57,097	(4.9)
America’s Car-Mart, Inc.	699	83,027	(7.1)
Amphastar Pharmaceuticals, Inc.	2,713	49,322	(4.2)
Antero Resources Corp.	23,852	165,533	(14.2)
API Group Corp.	4,837	86,631	(7.5)

Security	Shares	Value	% of Basket Value

United States (continued)
Apple Hospitality REIT, Inc.	28,041	$349,952	(30.1)%
Applied Molecular Transport, Inc.	1,060	37,153	(3.2)
Arcosa, Inc.	1,001	55,846	(4.8)
Arko Corp.	5,586	51,671	(4.4)
Arvinas, Inc.	2,064	155,708	(13.4)
Assembly Biosciences, Inc.	43,909	245,012	(21.1)
Assetmark Financial Holdings, Inc.	19,642	452,159	(38.9)
Atrion Corp.	323	210,425	(18.1)
Avis Budget Group, Inc.	1,145	47,334	(4.1)
Avrobio, Inc.	6,240	89,294	(7.7)
Axogen, Inc.	4,599	79,793	(6.9)
Axonics Modulation Technologies, Inc.	2,072	107,122	(9.2)
BancFirst Corp.	4,511	259,969	(22.4)
BancorpSouth Bank	4,903	135,568	(11.7)
Bank of Hawaii Corp.	6,483	506,906	(43.6)
Bank of Marin Bancorp	6,316	234,576	(20.2)
Benchmark Electronics, Inc.	7,910	200,360	(17.2)
BioDelivery Sciences International, Inc.	12,773	49,176	(4.2)
BioLife Solutions, Inc.	1,618	61,355	(5.3)
Black Diamond Therapeutics, Inc.	1,734	42,951	(3.7)
Bloomin’ Brands, Inc.	1,176	24,778	(2.1)
Bonanza Creek Energy, Inc.	1,260	26,032	(2.2)
Boston Omaha Corp., Class A	1,867	50,969	(4.4)
Bottomline Technologies DE, Inc.	2,591	123,798	(10.7)
Box, Inc., Class A	4,898	84,931	(7.3)
Brigham Minerals, Inc., Class A	32,799	439,179	(37.8)
BRP Group, Inc., Class A	3,341	77,545	(6.7)
Bryn Mawr Bank Corp.	1,178	36,612	(3.2)
Byline Bancorp, Inc.	4,919	79,048	(6.8)
CAI International, Inc.	322	10,455	(0.9)
Calix, Inc.	2,723	82,235	(7.1)
Camden National Corp.	13,238	497,087	(42.8)
Capital City Bank Group, Inc.	2,083	46,513	(4.0)
Cardiovascular Systems, Inc.	3,790	170,512	(14.7)
Cardlytics, Inc.	331	40,471	(3.5)
Castle Biosciences, Inc.	1,625	108,599	(9.3)
CBIZ, Inc.	1,025	26,558	(2.3)
Central Garden & Pet Co.	5,279	223,249	(19.2)
Chefs’ Warehouse, Inc.	2,765	75,457	(6.5)
Clearway Energy, Inc., Class A	36,135	1,041,772	(89.7)
Clearway Energy, Inc., Class C	12,826	397,349	(34.2)
CNX Resources Corp.	7,615	96,482	(8.3)
Collegium Pharmaceutical, Inc.	700	16,898	(1.5)
Colony Capital, Inc.	33,729	167,296	(14.4)
Columbia Property Trust, Inc.	27,848	378,733	(32.6)
Comfort Systems USA, Inc.	1,233	68,345	(5.9)
Community Healthcare Trust, Inc.	2,538	113,499	(9.8)
Community Trust Bancorp, Inc.	3,744	136,506	(11.7)
Conduent, Inc.	10,637	51,270	(4.4)
CONMED Corp.	496	55,502	(4.8)
ConnectOne Bancorp, Inc.	9,119	193,779	(16.7)
Cornerstone OnDemand, Inc.	12,912	528,101	(45.4)
CorVel Corp.	709	70,063	(6.0)
Cracker Barrel Old Country Store, Inc.	2,245	303,771	(26.1)
Crawford & Co., Class A	8,900	67,729	(5.8)
CrossFirst Bankshares, Inc.	3,426	39,399	(3.4)
CSG Systems International, Inc.	7,462	321,538	(27.7)
Cushman & Wakefield PLC	18,758	268,802	(23.1)
Designer Brands, Inc., Class A	6,197	75,913	(6.5)
Dillard’s, Inc., Class A	2,084	182,996	(15.7)
Dime Community Bancshares, Inc.	8,414	205,554	(17.7)

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Dine Brands Global, Inc.	2,853	$196,172	(16.9)%
Domtar Corp.	12,236	366,713	(31.6)
Donegal Group, Inc., Class A	13,229	183,486	(15.8)
Eagle Pharmaceuticals, Inc.	1,687	78,732	(6.8)
Easterly Government Properties, Inc.	7,486	164,318	(14.1)
El Pollo Loco Holdings, Inc.	13,440	273,504	(23.5)
Energy Recovery, Inc.	18,936	262,074	(22.6)
Enerpac Tool Group Corp.	3,780	76,621	(6.6)
Enterprise Financial Services Corp.	13,829	488,302	(42.0)
ESCO Technologies, Inc.	633	60,186	(5.2)
Essential Properties Realty Trust, Inc.	3,663	76,264	(6.6)
Everi Holdings, Inc.	9,287	121,474	(10.5)
Evoqua Water Technologies Corp.	1,690	46,053	(4.0)
ExlService Holdings, Inc.	732	56,130	(4.8)
FB Financial Corp.	11,179	417,647	(35.9)
Federal Agricultural Mortgage Corp., Class C	4,694	356,744	(30.7)
Financial Institutions, Inc.	2	46	(0.0)
First Busey Corp.	13,721	283,613	(24.4)
First Community Bancshares, Inc.	4,022	86,312	(7.4)
First Hawaiian, Inc.	26,817	623,495	(53.7)
First Interstate Bancsystem, Inc., Class A	5,380	207,991	(17.9)
First Mid Bancshares, Inc.	842	28,519	(2.5)
First of Long Island Corp.	8,338	139,495	(12.0)
Forrester Research, Inc.	6,730	266,912	(23.0)
Four Corners Property Trust, Inc.	5,108	134,647	(11.6)
Franchise Group, Inc.	990	35,917	(3.1)
Franklin Street Properties Corp.	9,258	38,050	(3.3)
Fresh Del Monte Produce, Inc.	5,765	141,070	(12.1)
FutureFuel Corp.	5,300	70,490	(6.1)
Gates Industrial Corp. PLC	72,865	1,028,854	(88.5)
GATX Corp.	8,544	792,883	(68.2)
Genco Shipping & Trading Ltd.	4,644	36,734	(3.2)
Getty Realty Corp.	8,885	236,074	(20.3)
Glaukos Corp.	1,151	102,082	(8.8)
Global Medical REIT, Inc.	20,838	261,309	(22.5)
GMS, Inc.	4,177	121,091	(10.4)
GoHealth, Inc., Class A	8,735	116,263	(10.0)
Goodyear Tire & Rubber Co.	7,990	84,295	(7.3)
Gorman-Rupp Co.	1,334	42,021	(3.6)
Gossamer Bio, Inc.	3,362	33,956	(2.9)
Gray Television, Inc.	966	16,470	(1.4)
Green Brick Partners, Inc.	645	12,836	(1.1)
Greenbrier Cos., Inc.	644	23,300	(2.0)
Guess?, Inc.	8,821	204,824	(17.6)
Harmonic, Inc.	12,414	96,333	(8.3)
Harsco Corp.	8,445	140,440	(12.1)
HealthStream, Inc.	4,750	110,580	(9.5)
Heartland Financial USA, Inc.	5,719	243,973	(21.0)
Helix Energy Solutions Group, Inc.	11,804	48,632	(4.2)
Helmerich & Payne, Inc.	1,672	40,596	(3.5)
Herc Holdings, Inc.	2,240	143,315	(12.3)
Heritage Commerce Corp.	85,818	753,482	(64.8)
Heska Corp.	643	107,612	(9.3)
Hibbett Sports, Inc.	556	31,386	(2.7)
Hilton Grand Vacations, Inc.	1,075	31,949	(2.7)
Hostess Brands, Inc.	33,620	516,067	(44.4)
iHeartMedia, Inc., Class A	3,596	52,286	(4.5)
Independent Bank Corp.	5,889	108,122	(9.3)
Independent Bank Group, Inc.	3,831	235,300	(20.2)
Inogen, Inc.	3,988	195,133	(16.8)
Insight Enterprises, Inc.	24	1,826	(0.2)
Installed Building Products, Inc.	1,019	106,924	(9.2)

Security	Shares	Value	% of Basket Value

United States (continued)
InterDigital, Inc.	18,362	$1,179,024	(101.5)%
iRobot Corp.	106	12,731	(1.1)
JBG SMITH Properties	4,946	147,688	(12.7)
Jefferies Financial Group, Inc.	19,001	443,673	(38.2)
John Wiley & Sons, Inc., Class A	656	29,920	(2.6)
Kadant, Inc.	201	28,733	(2.5)
KAR Auction Services, Inc.	2,661	49,122	(4.2)
Karuna Therapeutics, Inc.	294	29,174	(2.5)
Kelly Services, Inc., Class A	2,496	48,722	(4.2)
Kennametal, Inc.	5,611	212,545	(18.3)
Kimball International, Inc., Class B	20,840	251,956	(21.7)
Knoll, Inc.	3,938	58,912	(5.1)
Knowles Corp.	19,472	375,615	(32.3)
Kura Oncology, Inc.	939	28,123	(2.4)
Lakeland Bancorp, Inc.	9,041	118,528	(10.2)
LeMaitre Vascular, Inc.	2,571	123,562	(10.6)
LGI Homes, Inc.	1,431	152,702	(13.1)
Limelight Networks, Inc.	9,101	41,455	(3.6)
Lions Gate Entertainment Corp., Class A	8,968	125,462	(10.8)
Live Oak Bancshares, Inc.	4,314	172,042	(14.8)
Livent Corp.	9,178	167,223	(14.4)
Lumber Liquidators Holdings, Inc.	5,714	159,763	(13.7)
Luther Burbank Corp.	15,009	146,938	(12.6)
Macerich Co.	12,813	201,164	(17.3)
Mack-Cali Realty Corp.	18,060	229,904	(19.8)
Madison Square Garden Entertainment Corp.	328	29,110	(2.5)
Magnolia Oil & Gas Corp., Class A	23,817	201,730	(17.4)
Malibu Boats, Inc., Class A	687	48,166	(4.1)
Manitowoc Co., Inc.	3,351	44,032	(3.8)
Marcus & Millichap, Inc.	19,159	684,551	(58.9)
McGrath RentCorp	1,050	73,280	(6.3)
MEDIA GEN, Inc.	3,231	—	0.0
Mercantile Bank Corp.	2,364	64,183	(5.5)
Merchants Bancorp	10,531	314,034	(27.0)
Mercury General Corp.	1,524	80,787	(7.0)
Merit Medical Systems, Inc.	1,540	83,391	(7.2)
Meritor, Inc.	4,929	127,218	(10.9)
Methode Electronics, Inc.	943	35,598	(3.1)
Michaels Cos., Inc.	5,635	87,343	(7.5)
Midland States Bancorp, Inc.	39,153	720,024	(62.0)
MidWestOne Financial Group, Inc.	20,318	499,620	(43.0)
Mimecast Ltd.	7,181	309,214	(26.6)
Monarch Casino & Resort, Inc.	2,235	118,120	(10.2)
MRC Global, Inc.	5,545	38,316	(3.3)
Mueller Water Products, Inc., Class A	8,158	97,814	(8.4)
Murphy Oil Corp.	4,363	53,970	(4.6)
MYR Group, Inc.	3,097	172,224	(14.8)
NanoString Technologies, Inc.	374	26,191	(2.3)
National Storage Affiliates Trust	1,261	46,077	(4.0)
Natus Medical, Inc.	1,369	33,363	(2.9)
NetScout Systems, Inc.	8,813	257,648	(22.2)
NextCure, Inc.	11,100	128,649	(11.1)
Nicolet Bankshares, Inc.	3,529	239,231	(20.6)
nLight, Inc.	1,034	32,757	(2.8)
NMI Holdings, Inc., Class A	8,321	176,488	(15.2)
Novanta, Inc.	1,371	171,265	(14.7)
Nu Skin Enterprises, Inc., Class A	2,440	141,203	(12.2)
NuVasive, Inc.	7,291	391,818	(33.7)
OceanFirst Financial Corp.	28,426	516,216	(44.4)
Omega Flex, Inc.	1,349	249,565	(21.5)
OraSure Technologies, Inc.	6,929	105,529	(9.1)
ORIC Pharmaceuticals, Inc.	2,358	69,137	(5.9)

10

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Origin Bancorp, Inc.	5,457	$172,387	(14.8)%
Orthofix Medical, Inc.	7,692	310,834	(26.7)
OrthoPediatrics Corp.	6,074	280,497	(24.1)
OSI Systems, Inc.	2,769	249,265	(21.5)
Outfront Media, Inc.	6,741	122,888	(10.6)
Overstock.com, Inc.	426	33,058	(2.8)
PacWest Bancorp.	4,815	145,365	(12.5)
Papa John’s International, Inc.	4,228	432,440	(37.2)
PAR Technology Corp.	464	28,889	(2.5)
Paramount Group, Inc.	17,908	159,202	(13.7)
Patterson-UTI Energy, Inc.	7,980	49,077	(4.2)
PC Connection, Inc.	5,220	256,250	(22.1)
PDC Energy, Inc.	6,791	147,433	(12.7)
PDF Solutions, Inc.	2,698	52,125	(4.5)
Peapack Gladstone Financial Corp.	4,224	99,348	(8.5)
Phreesia, Inc.	3,662	239,092	(20.6)
Playa Hotels & Resorts NV	29,937	159,265	(13.7)
Pliant Therapeutics, Inc.	775	19,073	(1.6)
PriceSmart, Inc.	4,593	431,191	(37.1)
Progress Software Corp.	11,033	443,306	(38.1)
Provention Bio Inc.	3,796	52,271	(4.5)
Quotient Technology, Inc.	20,171	178,715	(15.4)
Rambus, Inc.	2,606	49,501	(4.3)
RE/MAX Holdings, Inc., Class A	2,196	79,539	(6.8)
RealReal, Inc.	7,016	166,139	(14.3)
Red Rock Resorts, Inc., Class A	7,563	177,579	(15.3)
Republic Bancorp, Inc., Class A	3,453	124,619	(10.7)
Resideo Technologies, Inc.	3,188	73,643	(6.3)
Resources Connection, Inc.	10,662	123,039	(10.6)
REV Group, Inc.	104	1,074	(0.1)
REX American Resources Corp.	760	58,140	(5.0)
RLI Corp.	274	26,518	(2.3)
Rush Enterprises, Inc., Class B	344	13,323	(1.1)
Ryder System, Inc.	687	42,999	(3.7)
Sabre Corp.	12,096	130,395	(11.2)
ScanSource, Inc.	10,366	250,754	(21.6)
SEACOR Holdings, Inc.	2,415	100,802	(8.7)
Seres Therapeutics, Inc.	3,827	90,891	(7.8)
Service Properties Trust	2,175	23,077	(2.0)
ServisFirst Bancshares, Inc.	4,293	176,356	(15.2)
Shutterstock, Inc.	1,257	81,692	(7.0)
SI-BONE, Inc.	5,550	162,504	(14.0)
Silk Road Medical, Inc.	6,355	346,538	(29.8)
SITE Centers Corp.	8,715	96,649	(8.3)
SiTime Corp.	1,833	223,718	(19.3)
Six Flags Entertainment Corp.	1,644	56,225	(4.8)
SJW Group	795	52,605	(4.5)
Sonic Automotive, Inc., Class A	4,815	197,078	(17.0)
Spirit Airlines, Inc.	17,816	462,147	(39.8)
Sprout Social, Inc., Class A	4,925	325,050	(28.0)
Sprouts Farmers Market, Inc.	1,699	38,482	(3.3)
State Auto Financial Corp.	8,605	142,327	(12.2)
Steelcase, Inc., Class A	27,872	360,385	(31.0)
Sterling Bancorp.	1,705	31,474	(2.7)
Stoneridge, Inc.	309	8,482	(0.7)
Stride, Inc.	1,404	36,153	(3.1)
Sykes Enterprises, Inc.	1,104	42,603	(3.7)
Talos Energy, Inc.	8,919	75,455	(6.5)
Taylor Morrison Home Corp.	7,150	185,757	(16.0)
Telephone & Data Systems, Inc.	11,645	218,344	(18.8)

Security	Shares	Value	% of Basket Value

United States (continued)
Teradata Corp.	1,454	$39,113	(3.4)%
TFS Financial Corp.	19,235	339,882	(29.2)
Thermon Group Holdings, Inc.	4,889	71,331	(6.1)
TPI Composites, Inc.	1,376	82,436	(7.1)
Tricida, Inc.	17,480	115,018	(9.9)
TriState Capital Holdings, Inc.	18,732	343,732	(29.6)
Tutor Perini Corp.	2,563	38,189	(3.3)
United States Cellular Corp.	4,273	133,232	(11.5)
Universal Insurance Holdings, Inc.	2,524	33,796	(2.9)
Univest Financial Corp.	7,014	157,464	(13.6)
Upland Software, Inc.	6,020	287,094	(24.7)
Urban Outfitters, Inc.	6,011	164,882	(14.2)
USANA Health Sciences, Inc.	634	52,470	(4.5)
Varex Imaging Corp.	5,721	110,759	(9.5)
Verra Mobility Corp.	8,423	107,814	(9.3)
Vertex Inc.	8,756	287,635	(24.8)
Viad Corp.	1,367	47,162	(4.1)
Vicor Corp.	3,063	265,072	(22.8)
Viemed Healthcare, Inc.	8,772	73,469	(6.3)
VirnetX Holding Corp.	4,105	24,835	(2.1)
Vishay Precision Group, Inc.	2,218	70,954	(6.1)
Vital Farms, Inc.	9,673	239,213	(20.6)
Vocera Communications, Inc.	1,717	75,462	(6.5)
Weis Markets, Inc.	8,381	413,016	(35.5)
WesBanco, Inc.	8,371	242,759	(20.9)
Wintrust Financial Corp.	5,149	309,918	(26.7)
Wolverine World Wide, Inc.	7,549	216,203	(18.6)
Yext, Inc.	1,618	27,296	(2.3)
Y-mAbs Therapeutics, Inc.	1,563	65,662	(5.7)

		49,725,830

Total Reference Entity — Long		106,143,373

Reference Entity — Short

Common Stocks

Australia
ARB Corp. Ltd.	(4,029)	(107,609)	9.3
Bega Cheese Ltd.	(17,422)	(74,299)	6.4
Bingo Industries Ltd.	(103,565)	(253,656)	21.8
Bravura Solutions Ltd.	(11,871)	(27,335)	2.3
Breville Group Ltd.	(1,564)	(34,392)	3.0
BWX Ltd.	(8,937)	(27,871)	2.4
Chalice Mining Ltd.	(43,748)	(130,879)	11.3
Collins Foods Ltd.	(29,425)	(215,702)	18.6
G8 Education Ltd.	(1)	(1)	0.0
GrainCorp Ltd.	(34,907)	(107,268)	9.2
GUD Holdings Ltd.	(3,245)	(29,433)	2.5
GWA Group Ltd.	(20,463)	(53,594)	4.6
Hansen Technologies Ltd.	(92,925)	(273,794)	23.6
Integrated Research Ltd.	(11,310)	(21,971)	1.9
Lovisa Holdings Ltd.	(3,362)	(27,217)	2.3
Nick Scali Ltd.	(3,137)	(24,551)	2.1
NRW Holdings Ltd.	(57,851)	(125,011)	10.8
OceanaGold Corp.	(32,991)	(58,049)	5.0
Pinnacle Investment Management Group Ltd.	(6,878)	(38,537)	3.3
Premier Investments Ltd.	(6,270)	(106,783)	9.2
Ramelius Resources Ltd.	(91,183)	(105,677)	9.1
Redbubble Ltd.	(19,011)	(96,424)	8.3
Service Stream Ltd.	(53,158)	(77,055)	6.6
SG Fleet Group Ltd.	(15,270)	(27,944)	2.4
Silver Lake Resources Ltd.	(130,415)	(157,933)	13.6

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
Tyro Payments Ltd.	(24,508)	$(46,693)	4.0%
Webjet Ltd.	(71,033)	(256,795)	22.1
Westgold Resources Ltd.	(261,363)	(465,700)	40.1

		(2,972,173)

Austria
EVN AG	(2,610)	(60,982)	5.2
FACC AG	(2,603)	(32,094)	2.8
IMMOFINANZ AG	(8,418)	(177,826)	15.3
Lenzing AG	(627)	(80,620)	6.9
Rhi Magnesita NV	(3,783)	(200,581)	17.3
Semperit AG Holding	(48)	(1,507)	0.1

		(553,610)

Belgium
Van de Velde NV	(398)	(10,529)	0.9

Bermuda
Third Point Reinsurance Ltd.	(16,972)	(156,652)	13.5

Canada
Absolute Software Corp.	(11,227)	(141,616)	12.2
Altus Group Ltd.	(4,375)	(167,473)	14.4
Andlauer Healthcare Group, Inc.	(3,414)	(88,664)	7.6
Canaccord Genuity Group, Inc.	(34,870)	(320,136)	27.5
Cominar Real Estate Investment Trust	(53,810)	(339,166)	29.2
ECN Capital Corp.	(6,425)	(34,166)	2.9
Enerplus Corp.	(26,569)	(82,278)	7.1
Equitable Group, Inc.	(1,063)	(85,971)	7.4
Exchange Income Corp.	(2,191)	(62,179)	5.4
Extendicare, Inc.	(12,629)	(60,639)	5.2
Fiera Capital Corp.	(9,577)	(81,634)	7.0
Freehold Royalties Ltd.	(24,043)	(103,035)	8.9
GDI Integrated Facility Services, Inc.	(4,500)	(149,912)	12.9
Gran Colombia Gold Corp.	(5,526)	(27,095)	2.3
Home Capital Group, Inc.	(9,483)	(223,810)	19.3
Largo Resources Ltd.	(103,263)	(144,548)	12.4
Lassonde Industries, Inc., Class A	(1,476)	(201,071)	17.3
MAG Silver Corp.	(190)	(3,710)	0.3
Mercer International, Inc.	(3,488)	(39,414)	3.4
Mullen Group Ltd.	(31,144)	(251,831)	21.7
North West Co., Inc.	(14,177)	(358,873)	30.9
Pason Systems, Inc.	(32,264)	(214,463)	18.5
Premier Gold Mines Ltd.	(93,702)	(231,553)	19.9
Premium Brands Holdings Corp.	(652)	(53,287)	4.6
Recipe Un Ltd. Corp.	(2,207)	(28,167)	2.4
Richelieu Hardware Ltd.	(4,284)	(125,530)	10.8
Rogers Sugar, Inc.	(51,101)	(217,791)	18.7
Sabina Gold & Silver Corp.	(27,603)	(55,476)	4.8
Sienna Senior Living, Inc.	(23,927)	(246,053)	21.2
SunOpta, Inc.	(3,513)	(49,725)	4.3
Superior Plus Corp.	(29,459)	(278,752)	24.0
Transcontinental, Inc., Class A	(21,960)	(352,390)	30.3
Tucows, Inc., Class A	(4,848)	(387,355)	33.3
Uranium Participation Corp.	(60,387)	(207,783)	17.9
Westshore Terminals Investment Corp.	(11,147)	(139,561)	12.0
Whitecap Resources, Inc.	(14,500)	(51,933)	4.5

		(5,607,040)

Denmark
D/S Norden A/S	(5,869)	(104,786)	9.0
Nilfisk Holding A/S	(16,111)	(359,097)	30.9
NNIT A/S	(2,646)	(45,467)	3.9

Security	Shares	Value	% of Basket Value

Denmark (continued)
Ringkjoebing Landbobank A/S	(2,919)	$(256,721)	22.1%
Scandinavian Tobacco Group A/S	(59,876)	(1,084,067)	93.3
Sydbank A/S	(15,715)	(326,518)	28.1

		(2,176,656)

Finland
Adapteo OYJ	(6,940)	(72,457)	6.2
Citycon OYJ	(17,263)	(169,131)	14.5
F-Secure OYJ	(25,390)	(119,183)	10.3
Metsa Board OYJ	(2,983)	(32,062)	2.8
Sanoma OYJ	(32,068)	(614,875)	52.9
Tokmanni Group Corp.	(6,574)	(127,327)	11.0

		(1,135,035)

France
ABC arbitrage	(1,455)	(13,066)	1.1
Beneteau SA	(6)	(82)	0.0
Derichebourg SA	(62,788)	(424,411)	36.5
Fnac Darty SA	(544)	(30,580)	2.6
Groupe Guillin	(344)	(10,207)	0.9
Kaufman & Broad SA	(1,045)	(47,875)	4.1
LISI	(1)	(23)	0.0
McPhy Energy SA	(745)	(27,654)	2.4
Trigano SA	(181)	(31,849)	2.8
Verallia SA	(723)	(23,763)	2.1
Vicat SA	(2,019)	(86,858)	7.5
Vilmorin & Cie SA	(700)	(43,324)	3.7

		(739,692)

Georgia
TBC Bank Group PLC	(1,838)	(30,509)	2.6

Germany
AURELIUS Equity Opportunities SE & Co. KGaA	(16,449)	(364,100)	31.3
CropEnergies AG	(5,532)	(83,817)	7.2
Deutsche EuroShop AG	(1,189)	(25,511)	2.2
Eckert & Ziegler Strahlen- und Medizintechnik AG	(1,257)	(83,746)	7.2
H&R GmbH & Co. KGaA	(10)	(73)	0.0
Koenig & Bauer AG	(88)	(2,714)	0.2
KWS Saat SE & Co. KGaA	(1,825)	(159,682)	13.8
MBB SE	(293)	(48,699)	4.2
Nagarro SE	(2,149)	(196,637)	16.9
OHB SE	(873)	(41,742)	3.6
Vossloh AG	(593)	(31,052)	2.7
Washtec AG	(1,691)	(100,352)	8.6
Westwing Group AG	(1,254)	(56,056)	4.8
zooplus AG	(310)	(71,854)	6.2

		(1,266,035)

Ireland
Greencore Group PLC	(30,538)	(48,513)	4.2

Israel
AFI Properties Ltd.	(3,574)	(130,041)	11.2
Cellcom Israel Ltd.	(14,351)	(58,762)	5.0
Delek Group Ltd.	(3,617)	(110,462)	9.5
Electreon Wireless Ltd.	(703)	(48,056)	4.1
Formula Systems 1985 Ltd.	(4,676)	(408,950)	35.2
Gilat Satellite Networks Ltd.	(35,977)	(430,615)	37.1
Israel Corp. Ltd.	(1,232)	(252,247)	21.7
Magic Software Enterprises Ltd.	(3,145)	(51,833)	4.5
Matrix IT Ltd.	(3,025)	(65,174)	5.6

12

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Israel (continued)
Naphtha Israel Petroleum Corp. Ltd.	(30,252)	$(135,686)	11.7%
Taro Pharmaceutical Industries Ltd.	(3,016)	(225,416)	19.4

		(1,917,242)

Italy
ACEA SpA	(5,341)	(105,676)	9.1
Ascopiave SpA	(3,913)	(17,000)	1.5
Banca Farmafactoring SpA	(4,839)	(26,631)	2.3
Danieli & C Officine Meccaniche SpA	(2,959)	(58,428)	5.0
Danieli & C Officine Meccaniche SpA	(15,760)	(196,993)	17.0
Gruppo MutuiOnline SpA	(1,108)	(43,229)	3.7
La Doria SpA	(2,752)	(44,618)	3.8
MARR SpA	(1,741)	(36,218)	3.1
Tinexta SpA	(2,548)	(60,204)	5.2

		(588,997)

Japan
ADEKA Corp.	(1,400)	(23,418)	2.0
AEON REIT Investment Corp.	(28)	(36,960)	3.2
Aichi Bank Ltd.	(1,800)	(47,920)	4.1
Alpen Co. Ltd.	(12,100)	(259,968)	22.4
Alpha Systems, Inc.	(900)	(30,352)	2.6
Amuse, Inc.	(1,200)	(28,403)	2.4
Aomori Bank Ltd.	(2,800)	(62,748)	5.4
Arcland Service Holdings Co. Ltd.	(10,600)	(208,879)	18.0
Asahi Co. Ltd.	(3,600)	(55,708)	4.8
ASKA Pharmaceutical Co. Ltd.	(6,500)	(93,789)	8.1
Atom Corp.	(84,600)	(723,912)	62.3
Avex, Inc.	(5,500)	(66,948)	5.8
Awa Bank Ltd.	(14,500)	(301,695)	26.0
Bank of Nagoya Ltd.	(12,000)	(297,973)	25.6
BML, Inc.	(2,500)	(86,999)	7.5
Bunka Shutter Co. Ltd.	(21,000)	(187,389)	16.1
Central Glass Co. Ltd.	(1,800)	(36,796)	3.2
Central Security Patrols Co. Ltd.	(1,000)	(31,726)	2.7
Chiyoda Corp.	(19,500)	(61,583)	5.3
Chudenko Corp.	(7,400)	(150,275)	12.9
Chukyo Bank Ltd.	(5,400)	(93,770)	8.1
COLOPL, Inc.	(17,300)	(151,219)	13.0
Colowide Co. Ltd.	(25,286)	(461,266)	39.7
Comforia Residential REIT, Inc.	(53)	(150,759)	13.0
Create SD Holdings Co. Ltd.	(900)	(29,206)	2.5
Daibiru Corp.	(13,000)	(147,926)	12.7
Daikokutenbussan Co. Ltd.	(600)	(31,958)	2.7
Daio Paper Corp.	(20,000)	(361,217)	31.1
Daiseki Co. Ltd.	(3,300)	(104,543)	9.0
Daishi Hokuetsu Financial Group, Inc.	(2,400)	(50,098)	4.3
Daiwa Securities Living Investments Corp.	(195)	(187,397)	16.1
Doutor Nichires Holdings Co. Ltd.	(13,200)	(196,246)	16.9
Eagle Industry Co. Ltd.	(9,900)	(103,349)	8.9
Eiken Chemical Co. Ltd.	(1,400)	(30,795)	2.6
Fuji Co. Ltd./Ehime	(1,400)	(26,334)	2.3
Fuji Kyuko Co. Ltd.	(8,600)	(415,519)	35.8
Fujibo Holdings, Inc.	(900)	(34,561)	3.0
Fujimi, Inc.	(2,700)	(110,581)	9.5
Fujitec Co. Ltd.	(8,800)	(191,995)	16.5
Fujiya Co. Ltd.	(4,400)	(95,210)	8.2
Fukui Computer Holdings, Inc.	(2,000)	(72,331)	6.2
Fuso Chemical Co. Ltd.	(2,000)	(70,884)	6.1
Global One Real Estate Investment Corp.	(96)	(100,132)	8.6
GMO Financial Holdings, Inc.	(36,600)	(248,876)	21.4

Security	Shares	Value	% of Basket Value

Japan (continued)
Gree, Inc.	(4,700)	$(25,848)	2.2%
Gunze Ltd.	(3,400)	(108,422)	9.3
Hankyu Hanshin REIT, Inc.	(44)	(53,559)	4.6
Hanwa Co. Ltd.	(22,300)	(576,067)	49.6
Heiwa Real Estate Co. Ltd.	(1,300)	(44,485)	3.8
Heiwa Real Estate REIT, Inc.	(207)	(270,627)	23.3
Hiday Hidaka Corp.	(1,600)	(26,881)	2.3
Hioki EE Corp.	(2,400)	(94,062)	8.1
Hirata Corp.	(4,000)	(316,340)	27.2
Hodogaya Chemical Co. Ltd.	(3,000)	(157,203)	13.5
Hokkaido Electric Power Co., Inc.	(134,600)	(571,015)	49.1
Hokkoku Bank Ltd.	(3,800)	(87,598)	7.5
Hoshino Resorts REIT, Inc.	(54)	(264,255)	22.7
Hulic Reit, Inc.	(121)	(184,007)	15.8
Hyakujushi Bank Ltd.	(7,700)	(109,593)	9.4
Ichibanya Co. Ltd.	(7,400)	(361,732)	31.1
Ichigo Office REIT Investment Corp.	(403)	(308,623)	26.6
Idec Corp.	(7,300)	(128,878)	11.1
Information Services International-Dentsu Ltd.	(3,500)	(129,083)	11.1
Invesco Office J-Reit, Inc.	(952)	(138,277)	11.9
I-PEX, Inc.	(5,300)	(106,554)	9.2
Itochu Enex Co. Ltd.	(5,800)	(55,740)	4.8
Japan Petroleum Exploration Co. Ltd.	(17,300)	(328,981)	28.3
Japan Wool Textile Co. Ltd.	(16,000)	(145,562)	12.5
JINS Holdings, Inc.	(400)	(25,990)	2.2
Joyful Honda Co. Ltd.	(2,500)	(33,129)	2.8
Kansai Super Market Ltd.	(19,900)	(214,549)	18.5
Kappa Create Co. Ltd.	(23,100)	(330,623)	28.5
Katakura Industries Co. Ltd.	(8,900)	(113,636)	9.8
Keiyo Co. Ltd.	(68,500)	(482,408)	41.5
Kiyo Bank Ltd.	(6,300)	(81,269)	7.0
KLab, Inc.	(18,600)	(161,938)	13.9
Kojima Co. Ltd.	(42,900)	(254,225)	21.9
KOMEDA Holdings Co. Ltd.	(17,000)	(306,984)	26.4
Kureha Corp.	(6,300)	(390,225)	33.6
Leopalace21 Corp.	(108,900)	(161,470)	13.9
Life Corp.	(500)	(15,746)	1.4
LIFENET INSURANCE	(3,300)	(44,895)	3.9
Macnica Fuji Electronics Holdings, Inc.	(5,100)	(106,877)	9.2
Marvelous, Inc.	(5,900)	(54,056)	4.6
Matsuya Co. Ltd.	(14,700)	(119,321)	10.3
Matsuyafoods Holdings Co. Ltd.	(2,100)	(70,346)	6.1
Maxell Holdings Ltd.	(11,400)	(149,780)	12.9
Melco Holdings, Inc.	(800)	(28,612)	2.5
Micronics Japan Co. Ltd.	(2,300)	(34,672)	3.0
Mie Kotsu Group Holdings, Inc.	(89,800)	(406,739)	35.0
Ministop Co. Ltd.	(23,100)	(313,652)	27.0
Mitsui-Soko Holdings Co. Ltd.	(5,700)	(121,823)	10.5
Mitsuuroko Group Holdings Co. Ltd.	(15,900)	(205,578)	17.7
Miyazaki Bank Ltd.	(2,800)	(57,210)	4.9
Monex Group, Inc.	(143,400)	(740,561)	63.7
Mori Trust Sogo Reit, Inc.	(140)	(185,152)	15.9
MTI Ltd.	(9,000)	(69,159)	5.9
Musashi Seimitsu Industry Co. Ltd.	(1,900)	(26,895)	2.3
Nichiban Co. Ltd.	(6,200)	(98,726)	8.5
Nichiha Corp.	(7,100)	(212,750)	18.3
Nihon Parkerizing Co. Ltd.	(4,300)	(41,750)	3.6
Nikkiso Co. Ltd.	(6,600)	(63,405)	5.5
Nippon Fine Chemical Co. Ltd.	(1,700)	(22,206)	1.9
Nippon Sharyo Ltd.	(2,200)	(51,888)	4.5
Nippon Steel Trading Corp.	(2,700)	(92,625)	8.0

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Nishi-Nippon Financial Holdings, Inc.	(4,100)	$(24,648)	2.1%
Nittetsu Mining Co. Ltd.	(1,100)	(57,998)	5.0
Nohmi Bosai Ltd.	(100)	(2,113)	0.2
Nojima Corp.	(2,000)	(51,077)	4.4
North Pacific Bank Ltd.	(186,300)	(377,118)	32.5
Ogaki Kyoritsu Bank Ltd.	(2,300)	(43,497)	3.7
Ohsho Food Service Corp.	(600)	(33,501)	2.9
Okinawa Electric Power Co., Inc.	(14,700)	(197,965)	17.0
One REIT, Inc.	(11)	(28,665)	2.5
Onward Holdings Co. Ltd.	(49,700)	(116,233)	10.0
Osaka Organic Chemical Industry Ltd.	(2,800)	(96,272)	8.3
Osaka Soda Co. Ltd.	(2,800)	(67,857)	5.8
Pasona Group, Inc.	(1,500)	(26,951)	2.3
Prima Meat Packers Ltd.	(5,600)	(174,864)	15.0
Raito Kogyo Co. Ltd.	(14,800)	(241,369)	20.8
Raiznext Corp.	(28,700)	(317,153)	27.3
Relia, Inc.	(6,000)	(82,331)	7.1
Restar Holdings Corp.	(1,200)	(23,955)	2.1
Ringer Hut Co. Ltd.	(21,900)	(500,698)	43.1
Round One Corp.	(8,400)	(73,170)	6.3
Royal Holdings Co. Ltd.	(13,000)	(230,486)	19.8
RS Technologies Co. Ltd.	(3,500)	(207,391)	17.8
Ryoyo Electro Corp.	(2,300)	(64,393)	5.5
S Foods, Inc.	(9,300)	(309,236)	26.6
Saizeriya Co. Ltd.	(12,000)	(244,913)	21.1
San ju San Financial Group, Inc.	(9,300)	(111,142)	9.6
Sanken Electric Co. Ltd.	(2,900)	(119,478)	10.3
Sanyo Denki Co. Ltd.	(2,100)	(125,906)	10.8
SB Technology Corp.	(1,700)	(49,952)	4.3
Seikagaku Corp.	(200)	(1,958)	0.2
Seiren Co. Ltd.	(20,500)	(310,526)	26.7
Senko Group Holdings Co. Ltd.	(12,500)	(116,150)	10.0
Shibuya Corp.	(1,800)	(59,361)	5.1
Shikoku Bank Ltd.	(5,000)	(31,688)	2.7
Shin Nippon Air Technologies Co. Ltd.	(6,500)	(131,008)	11.3
Shizuoka Gas Co. Ltd.	(13,800)	(125,161)	10.8
Sodick Co. Ltd.	(6,600)	(59,025)	5.1
Starts Corp., Inc.	(16,400)	(422,112)	36.3
Sumitomo Densetsu Co. Ltd.	(2,300)	(56,702)	4.9
Sumitomo Warehouse Co. Ltd.	(3,200)	(39,013)	3.4
Suruga Bank Ltd.	(129,484)	(380,769)	32.8
T Hasegawa Co. Ltd.	(8,200)	(158,617)	13.6
Taiyo Holdings Co. Ltd.	(2,100)	(124,998)	10.8
Takuma Co. Ltd.	(5,500)	(116,047)	10.0
Tatsuta Electric Wire and Cable Co. Ltd.	(8,300)	(54,336)	4.7
Tenma Corp.	(1,300)	(26,473)	2.3
TKC Corp.	(2,500)	(164,497)	14.2
Toa Corp.	(3,700)	(72,361)	6.2
Tocalo Co. Ltd.	(5,200)	(70,856)	6.1
Toei Animation Co. Ltd.	(900)	(87,642)	7.5
Toei Co. Ltd.	(600)	(109,169)	9.4
Toho Bank Ltd.	(114,800)	(223,507)	19.2
Toho Titanium Co. Ltd.	(2,800)	(22,895)	2.0
TOKAI Holdings Corp.	(54,500)	(507,285)	43.7
Tokai Tokyo Financial Holdings, Inc.	(33,600)	(99,397)	8.6
Token Corp.	(400)	(31,072)	2.7
Tokyu REIT, Inc.	(64)	(101,171)	8.7
TOMONY Holdings, Inc.	(17,100)	(49,234)	4.2
Tomy Co. Ltd.	(10,900)	(93,772)	8.1
Toppan Forms Co. Ltd.	(1,000)	(10,310)	0.9
Toshiba Machine Co. Ltd.	(14,900)	(357,876)	30.8

Security	Shares	Value	% of Basket Value

Japan (continued)
Toyo Gosei Co. Ltd.	(300)	$(36,861)	3.2%
Trancom Co. Ltd.	(700)	(54,718)	4.7
Tsugami Corp.	(2,100)	(34,387)	3.0
Tv Tokyo Holdings Corp.	(1,200)	(27,303)	2.3
Universal Entertainment Corp.	(7,500)	(171,856)	14.8
Valor Holdings Co. Ltd.	(3,800)	(89,911)	7.7
Vector, Inc.	(1,800)	(22,029)	1.9
Wacom Co. Ltd.	(13,500)	(120,563)	10.4
West Holdings Corp.	(2,500)	(104,770)	9.0
Wowow, Inc.	(7,700)	(208,950)	18.0
Yamagata Bank Ltd.	(6,300)	(60,523)	5.2
Yoshinoya Holdings Co. Ltd.	(25,300)	(532,480)	45.8
Zojirushi Corp.	(5,500)	(91,425)	7.9

		(26,514,971)

Kazakhstan
Freedom Holding Corp.	(2,101)	(105,218)	9.0

Luxembourg
Orion Engineered Carbons SA	(7,832)	(119,281)	10.3

Netherlands
Corbion NV	(3,033)	(177,126)	15.2
Core Laboratories NV	(749)	(24,702)	2.1
ForFarmers NV	(20,045)	(128,926)	11.1
Koninklijke BAM Groep NV	(13,630)	(26,829)	2.3
NSI NV	(3,800)	(156,674)	13.5
Sligro Food Group NV	(1,581)	(35,149)	3.0
Van Lanschot Kempen NV	(1,750)	(43,529)	3.8

		(592,935)

New Zealand
Genesis Energy Ltd.	(16,254)	(45,786)	3.9
Synlait Milk Ltd.	(107,861)	(367,764)	31.7

		(413,550)

Norway
Frontline Ltd.	(12,689)	(73,319)	6.3
Golden Ocean Group Ltd.	(46,200)	(216,778)	18.7
Veidekke ASA	(22,346)	(268,706)	23.1

		(558,803)

Portugal
Altri SGPS SA	(26,804)	(159,917)	13.8
REN - Redes Energeticas Nacionais SGPS SA	(30,526)	(86,870)	7.5
Semapa-Sociedade de Investimento e Gestao	(17,437)	(185,188)	15.9

		(431,975)

Singapore
Kulicke & Soffa Industries, Inc.	(10,327)	(368,364)	31.7
Parkway Life Real Estate Investment Trust	(35,700)	(111,364)	9.6

		(479,728)

Spain
Aedas Homes SA	(10,099)	(250,628)	21.6
Corp. Financiera Alba SA	(311)	(14,272)	1.2
eDreams ODIGEO SA	(4,462)	(20,224)	1.7
Faes Farma SA	(19,157)	(85,395)	7.3
Grupo Catalana Occidente SA	(213)	(7,237)	0.6
Melia Hotels International SA	(5,493)	(35,996)	3.1
Metrovacesa SA	(24,575)	(187,885)	16.2
Miquel y Costas & Miquel SA	(247)	(4,130)	0.4

14

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Spain (continued)
Neinor Homes SA	(7,063)	$(95,122)	8.2%
Prosegur Cia de Seguridad SA	(22,523)	(62,537)	5.4

		(763,426)

Sweden
Alimak Group AB	(10,696)	(177,397)	15.3
Ambea AB	(55)	(449)	0.0
Attendo AB	(28,781)	(161,190)	13.9
Catena AB	(3,231)	(150,463)	12.9
Cibus Nordic Real Estate AB	(3,852)	(75,115)	6.5
Cloetta AB	(27,883)	(79,851)	6.9
Coor Service Management Holding AB	(7,090)	(48,449)	4.2
Creades AB	(100)	(10,201)	0.9
Duni AB	(2,960)	(36,131)	3.1
Fingerprint Cards AB	(42,787)	(99,565)	8.6
Instalco AB	(2,308)	(74,029)	6.4
KNOW IT AB	(2,209)	(74,283)	6.4
LeoVegas AB	(17,541)	(71,581)	6.1
Lindab International AB	(3,676)	(78,409)	6.7
Samhallsbyggnadsbolaget i Norden AB	(69,720)	(238,936)	20.5
Sdiptech AB	(627)	(20,101)	1.7

		(1,396,150)

Switzerland
APG SGA SA	(228)	(48,121)	4.1
Burckhardt Compression Holding AG	(283)	(97,773)	8.4
Comet Holding AG	(624)	(142,538)	12.3
Conzzeta AG	(117)	(149,497)	12.9
dormakaba Holding AG	(404)	(242,133)	20.8
EFG International AG	(28,289)	(195,506)	16.8
Emmi AG	(465)	(483,461)	41.6
GAM Holding AG	(43,851)	(103,989)	9.0
Huber + Suhner AG	(4,097)	(337,469)	29.0
Leonteq AG	(4,564)	(183,783)	15.8
Mobilezone Holding AG	(7,847)	(84,056)	7.2
Orior AG	(2,939)	(238,862)	20.6
St Galler Kantonalbank AG	(338)	(154,986)	13.3
Swissquote Group Holding SA	(780)	(84,722)	7.3
u-blox Holding AG	(1,051)	(82,645)	7.1
Valiant Holding AG	(1,455)	(139,186)	12.0
Vetropack Holding AG	(3,355)	(221,846)	19.1
Zehnder Group AG	(13,264)	(970,202)	83.5

		(3,960,775)

United Kingdom
Aggreko PLC	(26,198)	(207,791)	17.9
Balfour Beatty PLC	(26,390)	(97,177)	8.4
Cairn Energy PLC	(63,452)	(156,532)	13.5
Cranswick PLC	(1,918)	(89,460)	7.7
CVS Group PLC	(2,968)	(62,219)	5.4
Daily Mail & General Trust PLC	(6,603)	(69,663)	6.0
EMIS Group PLC	(2,283)	(36,098)	3.1
Energean PLC	(8,646)	(93,136)	8.0
Forterra PLC	(18,228)	(64,935)	5.6
GCP Student Living PLC	(56,006)	(112,598)	9.7
Helical PLC	(7,747)	(40,229)	3.5
Ibstock PLC	(41,015)	(115,642)	10.0
IG Design Group PLC	(29,446)	(209,796)	18.1
IntegraFin Holdings PLC	(67,867)	(507,731)	43.7
Lancashire Holdings Ltd.	(8,414)	(78,295)	6.7
Liontrust Asset Management PLC	(6,004)	(105,109)	9.0
Luxfer Holdings PLC	(7,095)	(116,855)	10.1

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Mitchells & Butlers PLC	(16,557)	$(67,418)	5.8%
Moneysupermarket.com Group PLC	(46,960)	(171,286)	14.7
Petrofac Ltd.	(36,416)	(59,500)	5.1
QinetiQ Group PLC	(29,531)	(121,277)	10.4
RWS Holdings PLC	(21,479)	(173,045)	14.9
Serica Energy PLC	(61,812)	(99,273)	8.5
St Modwen Properties PLC	(26,813)	(142,027)	12.2
Stagecoach Group PLC	(68,619)	(69,356)	6.0
Stolt-Nielsen Ltd.	(17,148)	(237,592)	20.4
Telecom Plus PLC	(12,232)	(217,871)	18.7
TORM PLC	(3,976)	(28,061)	2.4

		(3,549,972)

United States
A10 Networks, Inc.	(23,508)	(233,434)	20.1
AAR Corp.	(4,875)	(163,556)	14.1
ACCO Brands Corp.	(12,414)	(100,429)	8.6
Adient PLC	(958)	(30,934)	2.7
Adtalem Global Education, Inc.	(10,379)	(400,526)	34.5
ADTRAN, Inc.	(12,073)	(207,656)	17.9
Aerie Pharmaceuticals, Inc.	(8,375)	(143,966)	12.4
AeroVironment, Inc.	(369)	(42,350)	3.6
Agilysys, Inc.	(1,680)	(61,807)	5.3
Air Transport Services Group, Inc.	(9,890)	(251,305)	21.6
Albany International Corp., Class A	(336)	(23,359)	2.0
Alexander’s, Inc.	(1,457)	(389,310)	33.5
Allegiant Travel Co.	(1,074)	(194,920)	16.8
ALLETE, Inc.	(2,140)	(134,478)	11.6
Allscripts Healthcare Solutions, Inc.	(15,155)	(250,057)	21.5
Ambac Financial Group, Inc.	(13,656)	(196,920)	16.9
AMC Networks, Inc.	(3,168)	(156,563)	13.5
American Assets Trust, Inc.	(1,127)	(31,139)	2.7
American Axle & Manufacturing Holdings, Inc.	(8,640)	(76,118)	6.6
American Vanguard Corp.	(14,948)	(247,389)	21.3
Amkor Technology, Inc.	(4,598)	(71,361)	6.1
AngioDynamics, Inc.	(2,175)	(40,760)	3.5
Apollo Medical Holdings, Inc.	(2,336)	(51,392)	4.4
Applied Industrial Technologies, Inc.	(6,315)	(444,513)	38.3
ArcBest Corp.	(3,595)	(166,628)	14.3
Arconic Corp.	(1,915)	(48,258)	4.2
Arrow Financial Corp.	(9,924)	(291,766)	25.1
Asbury Automotive Group, Inc.	(2,536)	(361,659)	31.1
Astec Industries, Inc.	(6,585)	(391,610)	33.7
Atkore International Group, Inc.	(2,922)	(129,620)	11.2
Atlantic Union Bankshares Corp.	(2,810)	(92,280)	7.9
Atlas Air Worldwide Holdings, Inc.	(2,131)	(110,428)	9.5
Avista Corp.	(758)	(28,410)	2.4
Axcelis Technologies, Inc.	(7,178)	(245,775)	21.2
Axos Financial, Inc.	(9,244)	(360,054)	31.0
AZZ, Inc.	(7,856)	(373,867)	32.2
Badger Meter, Inc.	(1,584)	(145,269)	12.5
Banc of California, Inc.	(3,628)	(61,132)	5.3
Bar Harbor Bankshares	(930)	(20,004)	1.7
Belden, Inc.	(12,141)	(573,541)	49.4
Benefitfocus, Inc.	(5,318)	(65,411)	5.6
BJ’s Restaurants, Inc.	(1,593)	(74,457)	6.4
Blucora, Inc.	(7,562)	(125,227)	10.8
Boingo Wireless, Inc.	(14,106)	(162,783)	14.0
Boise Cascade Co.	(11,178)	(532,408)	45.8
Boot Barn Holdings, Inc.	(909)	(52,031)	4.5
Brightsphere Investment Group, Inc.	(2,773)	(50,829)	4.4
Brink’s Co.	(1,221)	(83,187)	7.2

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Cabot Corp.	(22,344)	$(981,125)	84.4%
Cactus, Inc.	(2,218)	(58,112)	5.0
Cadence BanCorp	(7,277)	(130,404)	11.2
Cadiz, Inc.	(2,925)	(32,643)	2.8
Calavo Growers, Inc.	(445)	(33,887)	2.9
Cal-Maine Foods, Inc.	(1,549)	(59,389)	5.1
Camping World Holdings, Inc.	(956)	(32,657)	2.8
Carpenter Technology Corp.	(6,865)	(214,463)	18.5
Cars.com, Inc.	(4,997)	(58,015)	5.0
Casella Waste Systems, Inc.	(3,245)	(185,744)	16.0
CatchMark Timber Trust, Inc.	(23,634)	(215,542)	18.6
Cathay General Bancorp	(8,778)	(296,872)	25.5
CBTX, Inc.	(1,107)	(29,136)	2.5
Century Aluminum Co.	(10,254)	(99,977)	8.6
Century Bancorp, Inc., Class A	(185)	(14,652)	1.3
ChannelAdvisor Corp.	(1,803)	(36,962)	3.2
Chase Corp.	(555)	(55,633)	4.8
CIRCOR International, Inc.	(6,943)	(221,968)	19.1
Clean Energy Fuels Corp.	(17,841)	(182,513)	15.7
Clear Channel Outdoor Holdings, Inc.	(40,318)	(80,233)	6.9
CNO Financial Group, Inc.	(50,221)	(1,065,187)	91.7
Collectors Universe, Inc.	(2,213)	(202,069)	17.4
Columbia Banking System, Inc.	(4,491)	(172,993)	14.9
Columbia Financial, Inc.	(14,461)	(222,989)	19.2
Commerce Bancshares, Inc.	(10)	(636)	0.1
CommScope Holding Co., Inc.	(8,544)	(125,511)	10.8
Community Health Systems, Inc.	(20,184)	(188,115)	16.2
Computer Programs and Systems, Inc.	(5,338)	(164,304)	14.1
Comtech Telecommunications Corp.	(153)	(3,265)	0.3
Consolidated Communications Holdings, Inc.	(36,333)	(221,813)	19.1
Construction Partners, Inc.	(1,967)	(55,902)	4.8
Cooper Tire & Rubber Co.	(1,544)	(56,742)	4.9
CSW Industrials, Inc.	(1,945)	(226,631)	19.5
CTS Corp.	(10,215)	(311,557)	26.8
CVR Energy, Inc.	(1,609)	(27,514)	2.4
Dana, Inc.	(4,027)	(77,963)	6.7
Deluxe Corp.	(1,934)	(65,543)	5.6
Denny’s Corp.	(3,006)	(47,284)	4.1
Diamond Hill Investment Group, Inc.	(397)	(58,847)	5.1
Diebold Nixdorf, Inc.	(5,072)	(69,284)	6.0
Diodes, Inc.	(3,705)	(262,240)	22.6
Dorian LPG Ltd.	(12,546)	(145,408)	12.5
Ducommun, Inc.	(876)	(43,222)	3.7
Eagle Bancorp, Inc.	(12,052)	(512,089)	44.1
EchoStar Corp.	(16,667)	(349,007)	30.0
Edgewell Personal Care Co.	(1,179)	(39,379)	3.4
Empire State Realty Trust, Inc.	(6,012)	(59,278)	5.1
Encore Wire Corp.	(7,689)	(444,040)	38.2
Ennis, Inc.	(4,655)	(84,721)	7.3
Enova International, Inc.	(4,458)	(100,751)	8.7
Ensign Group, Inc.	(1,706)	(133,546)	11.5
ePlus, Inc.	(1,327)	(111,521)	9.6
Evolent Health, Inc.	(1,621)	(27,670)	2.4
FBL Financial Group, Inc., Class A	(1,415)	(79,297)	6.8
Federal Signal Corp.	(1,935)	(63,255)	5.4
Federated Investors, Inc., Class B	(9,855)	(266,085)	22.9
Ferro Corp.	(18,225)	(251,323)	21.6
First Merchants Corp.	(25,706)	(968,345)	83.3
Flushing Financial Corp.	(1,932)	(35,317)	3.0
Forestar Group, Inc.	(12,646)	(271,763)	23.4
FRP Holdings, Inc.	(26)	(1,123)	0.1
GCP Applied Technologies, Inc.	(4,584)	(113,637)	9.8

Security	Shares	Value	% of Basket Value

United States (continued)
GEO Group, Inc.	(13,452)	$(120,261)	10.4%
Glatfelter Corp.	(9,682)	(151,523)	13.0
Glu Mobile, Inc.	(21,681)	(191,010)	16.4
GoPro, Inc., Class A	(22,275)	(199,361)	17.2
GrafTech International Ltd.	(3,971)	(38,519)	3.3
Granite Construction, Inc.	(635)	(18,802)	1.6
Greif, Inc., Class A	(4,560)	(205,930)	17.7
Griffon Corp.	(9,730)	(218,536)	18.8
Hackett Group, Inc.	(2,708)	(36,883)	3.2
Hanger, Inc.	(3,255)	(66,695)	5.7
Hawaiian Electric Industries, Inc.	(22,775)	(752,941)	64.8
Hawkins, Inc.	(1,453)	(79,813)	6.9
Healthcare Services Group, Inc.	(12,898)	(418,153)	36.0
Heartland Express, Inc.	(7,331)	(137,603)	11.8
Helios Technologies, Inc.	(1,049)	(57,223)	4.9
Heritage-Crystal Clean, Inc.	(1,121)	(24,326)	2.1
Hillenbrand, Inc.	(714)	(29,345)	2.5
Hilltop Holdings, Inc.	(38,131)	(1,145,455)	98.6
Horizon Bancorp, Inc.	(16,948)	(268,287)	23.1
Hyster-Yale Materials Handling, Inc.	(2,705)	(242,666)	20.9
Impinj, Inc.	(2,094)	(110,919)	9.5
Infinera Corp.	(3,541)	(34,879)	3.0
Ingles Markets, Inc., Class A	(5,765)	(274,183)	23.6
Innospec, Inc.	(2,342)	(205,604)	17.7
Innoviva, Inc.	(42,914)	(515,397)	44.4
Insteel Industries, Inc.	(15,749)	(397,505)	34.2
Interface, Inc.	(9,117)	(91,535)	7.9
International Bancshares Corp.	(13,420)	(507,410)	43.7
John B Sanfilippo & Son, Inc.	(5,018)	(403,598)	34.7
Kaiser Aluminum Corp.	(3,744)	(324,605)	27.9
Kaman Corp.	(1,379)	(69,446)	6.0
Kearny Financial Corp.	(9,511)	(98,439)	8.5
Kforce, Inc.	(559)	(23,841)	2.1
Kirby Corp.	(3,225)	(163,701)	14.1
Kite Realty Group Trust	(10,904)	(173,810)	15.0
La-Z-Boy, Inc.	(1,834)	(71,012)	6.1
LCI Industries	(1,174)	(151,892)	13.1
Lexington Realty Trust	(33,863)	(347,096)	29.9
Lindblad Expeditions Holdings, Inc.	(1,455)	(22,844)	2.0
LTC Properties, Inc.	(9,855)	(380,797)	32.8
M/I Homes, Inc.	(874)	(43,149)	3.7
Macquarie Infrastructure Corp.	(3,819)	(106,130)	9.1
ManTech International Corp.	(354)	(31,750)	2.7
Marten Transport Ltd.	(29,770)	(471,854)	40.6
Masonite International Corp.	(2,326)	(231,437)	19.9
Materion Corp.	(1,212)	(82,646)	7.1
Matson, Inc.	(3,492)	(208,822)	18.0
Matthews International Corp., Class A	(668)	(20,394)	1.8
Maxar Technologies, Inc.	(90)	(3,768)	0.3
MBIA, Inc.	(8,600)	(52,804)	4.5
MDC Holdings, Inc.	(431)	(22,421)	1.9
Medifast, Inc.	(1,924)	(451,505)	38.9
MEDNAX, Inc.	(13,997)	(381,698)	32.8
Meridian Bioscience, Inc.	(3,009)	(66,499)	5.7
Meta Financial Group, Inc.	(15,835)	(611,706)	52.6
MGE Energy, Inc.	(7,471)	(475,753)	40.9
MGP Ingredients, Inc.	(622)	(36,014)	3.1
Middlesex Water Co.	(2,233)	(177,747)	15.3
Minerals Technologies, Inc.	(2,658)	(163,813)	14.1
ModivCare, Inc.	(776)	(123,050)	10.6
Moelis & Co., Class A	(1,389)	(69,047)	5.9
Mueller Industries, Inc.	(21,314)	(727,873)	62.6

16

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Myers Industries, Inc.	(22,922)	$(459,586)	39.6%
National HealthCare Corp.	(3,471)	(222,318)	19.1
Nautilus, Inc.	(2,032)	(49,804)	4.3
Neenah, Inc.	(2,198)	(111,922)	9.6
NeoPhotonics Corp.	(10,225)	(113,906)	9.8
Newmark Group, Inc.	(1,740)	(11,762)	1.0
NorthWestern Corp.	(688)	(37,475)	3.2
NV5 Global, Inc.	(363)	(31,701)	2.7
Oceaneering International, Inc.	(6,492)	(54,857)	4.7
ODP Corp.	(1,353)	(57,760)	5.0
O-I Glass, Inc.	(31,316)	(395,834)	34.1
One Liberty Properties, Inc.	(8,726)	(174,869)	15.1
OneSpan, Inc.	(3,527)	(82,250)	7.1
Oxford Industries, Inc.	(1,389)	(90,618)	7.8
Par Pacific Holdings, Inc.	(1,863)	(24,741)	2.1
Park National Corp.	(3,831)	(413,786)	35.6
Patrick Industries, Inc.	(2,279)	(157,388)	13.5
Pennant Group, Inc.	(515)	(27,692)	2.4
Perdoceo Education Corp.	(4,647)	(54,974)	4.7
Perficient, Inc.	(1,461)	(79,785)	6.9
Phibro Animal Health Corp., Class A	(10,000)	(207,400)	17.8
Piedmont Office Realty Trust, Inc., Class A	(11,280)	(173,486)	14.9
Pilgrim’s Pride Corp.	(6,559)	(127,113)	10.9
Pitney Bowes, Inc.	(6,711)	(62,681)	5.4
Plantronics, Inc.	(2,774)	(87,991)	7.6
PotlatchDeltic Corp.	(4,147)	(198,061)	17.0
PQ Group Holdings, Inc.	(3,726)	(51,344)	4.4
Prestige Consumer Healthcare, Inc.	(3,683)	(147,320)	12.7
PS Business Parks, Inc.	(2,875)	(391,345)	33.7
Rayonier, Inc.	(3,586)	(110,270)	9.5
Renasant Corp.	(13,133)	(464,908)	40.0
Rent-A-Center, Inc.	(1,696)	(73,437)	6.3
Ribbon Communications, Inc.	(2,657)	(19,423)	1.7
RMR Group, Inc.	(5,500)	(202,840)	17.5
Rogers Corp.	(1,494)	(233,169)	20.1
RPC, Inc.	(7,947)	(35,444)	3.1
RPT Realty	(2,553)	(23,615)	2.0
Safety Insurance Group, Inc.	(3,267)	(239,928)	20.6
Sally Beauty Holdings, Inc.	(9,316)	(140,672)	12.1
Schneider National, Inc., Class B	(1,819)	(38,199)	3.3
Schnitzer Steel Industries, Inc.	(8,981)	(265,119)	22.8
Schweitzer-Mauduit International, Inc.	(601)	(22,321)	1.9
Seacoast Banking Corp. of Florida	(6,177)	(188,090)	16.2
Selective Insurance Group, Inc.	(5,901)	(383,447)	33.0
Sensient Technologies Corp.	(3,579)	(252,427)	21.7
Shenandoah Telecommunications Co.	(2,523)	(98,069)	8.4
Shyft Group, Inc.	(4,882)	(147,436)	12.7
Silgan Holdings, Inc.	(16,836)	(613,335)	52.8
Simply Good Foods Co.	(3,174)	(90,586)	7.8
Sinclair Broadcast Group, Inc., Class A	(1,606)	(50,605)	4.4
Skyline Champion Corp.	(10,329)	(347,364)	29.9
SMART Global Holdings, Inc.	(637)	(23,665)	2.0
Smith & Wesson Brands, Inc.	(10,314)	(170,800)	14.7
South Jersey Industries, Inc.	(16,009)	(369,808)	31.8
SP Plus Corp.	(1,048)	(30,392)	2.6
Spectrum Brands Holdings, Inc.	(351)	(26,525)	2.3
Spire, Inc.	(2,915)	(178,369)	15.4
St Joe Co.	(5,697)	(253,516)	21.8
Standex International Corp.	(1,382)	(113,200)	9.7
Steven Madden Ltd.	(5,135)	(172,536)	14.8
Stewart Information Services Corp.	(2,845)	(131,951)	11.4
Summit Materials, Inc., Class A	(2,802)	(57,525)	5.0

Security	Shares	Value	% of Basket Value

United States (continued)
SunCoke Energy, Inc.	(28,404)	$(140,032)	12.1%
Super Micro Computer, Inc.	(6,075)	(188,325)	16.2
Surmodics, Inc.	(1,085)	(49,368)	4.3
Synaptics, Inc.	(593)	(58,837)	5.1
Systemax, Inc.	(7,721)	(296,718)	25.5
Targa Resources Corp.	(3,736)	(102,254)	8.8
Tejon Ranch Co.	(8,704)	(138,655)	11.9
Terex Corp.	(745)	(26,641)	2.3
Tivity Health, Inc.	(6,681)	(150,657)	13.0
Tompkins Financial Corp.	(1,570)	(104,986)	9.0
Tootsie Roll Industries, Inc.	(8,604)	(340,546)	29.3
Transocean Ltd.	(8,812)	(29,608)	2.5
Tredegar Corp.	(15,354)	(224,015)	19.3
TreeHouse Foods, Inc.	(3,033)	(128,084)	11.0
TriCo Bancshares	(17,605)	(656,666)	56.5
TriMas Corp.	(2,506)	(79,315)	6.8
Trinity Industries, Inc.	(3,866)	(107,513)	9.3
Trinseo SA	(549)	(27,906)	2.4
Tronox Holdings PLC	(14,714)	(225,860)	19.4
UFP Industries, Inc.	(17,118)	(923,345)	79.5
Ultra Clean Holdings, Inc.	(156)	(6,022)	0.5
UMB Financial Corp.	(4,314)	(306,165)	26.3
Unisys Corp.	(19,904)	(475,507)	40.9
Unitil Corp.	(5,499)	(224,194)	19.3
Universal Electronics, Inc.	(5,477)	(297,072)	25.6
Universal Health Realty Income Trust	(2,609)	(155,705)	13.4
Urban Edge Properties	(13,528)	(186,551)	16.1
Urstadt Biddle Properties, Inc., Class A	(14,600)	(201,918)	17.4
Vector Group Ltd.	(22,396)	(262,929)	22.6
ViaSat, Inc.	(9,927)	(432,222)	37.2
Victory Capital Holdings, Inc.	(2,106)	(44,689)	3.8
Village Super Market, Inc., Class A	(1,479)	(31,163)	2.7
Vista Outdoor, Inc.	(1,050)	(30,629)	2.6
Visteon Corp.	(902)	(114,987)	9.9
Wabash National Corp.	(8,768)	(139,850)	12.0
Walker & Dunlop, Inc.	(860)	(70,795)	6.1
Washington Federal, Inc.	(821)	(21,494)	1.9
Washington Real Estate Investment Trust	(3,030)	(66,478)	5.7
Washington Trust Bancorp, Inc.	(3,087)	(134,531)	11.6
Weingarten Realty Investors	(9,557)	(215,128)	18.5
Werner Enterprises, Inc.	(7,281)	(285,706)	24.6
WideOpenWest, Inc.	(5,732)	(61,046)	5.3
Willdan Group, Inc.	(636)	(28,423)	2.4
Winnebago Industries, Inc.	(3,390)	(234,113)	20.1
World Acceptance Corp.	(554)	(79,455)	6.8
World Fuel Services Corp.	(10,378)	(317,463)	27.3
Worthington Industries, Inc.	(4,197)	(219,671)	18.9
Yelp, Inc.	(3,830)	(124,820)	10.7
York Water Co.	(4,821)	(209,424)	18.0

		(51,215,935)

Total Reference Entity — Short		(107,305,402)

Net Value of Reference Entity — Bank of America N.A.		$(1,162,029)

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Bank of America N.A. as of period end, termination date February 15, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Altium Ltd.	11,226	$261,711	(12.7)%
Alumina Ltd.	49,726	63,831	(3.1)
AMP Ltd.	51,947	58,594	(2.9)
AP Eagers Ltd.	7,494	75,626	(3.7)
Bendigo & Adelaide Bank Ltd.	59,116	413,175	(20.1)
Corporate Travel Management Ltd.	1,552	19,631	(1.0)
CSL Ltd.	6,427	1,332,455	(64.7)
CSR Ltd.	9,827	39,429	(1.9)
Domain Holdings Australia Ltd.	61,924	234,157	(11.4)
Flight Centre Travel Group Ltd.	10,000	106,650	(5.2)
Goodman Group	42,446	571,195	(27.7)
Iluka Resources Ltd.	34,775	170,350	(8.3)
IOOF Holdings Ltd.	164,047	387,607	(18.8)
Lendlease Corp Ltd.	24,808	226,180	(11.0)
Link Administration Holdings Ltd.	33,582	121,666	(5.9)
Mirvac Group	253,420	457,308	(22.2)
Nine Entertainment Co. Holdings Ltd.	382,233	700,401	(34.0)
Perpetual Ltd.	12,514	306,879	(14.9)
Platinum Asset Management Ltd.	48,308	152,332	(7.4)
REA Group Ltd.	4,352	483,742	(23.5)
Super Retail Group Ltd.	70,428	600,974	(29.2)
Technology One Ltd.	50,926	334,436	(16.2)
Vicinity Centres	283,390	329,750	(16.0)
Westpac Banking Corp.	8,358	133,989	(6.5)

		7,582,068

Austria
ANDRITZ AG	21,531	1,022,836	(49.7)
BAWAG Group AG	256	11,203	(0.5)

		1,034,039

Belgium
Elia Group SA/NV	2,055	247,312	(12.0)
Warehouses De Pauw CVA	3,835	137,697	(6.7)

		385,009

Bermuda
Athene Holding Ltd., Class A	15,191	621,160	(30.2)

Canada
ARC Resources Ltd.	98,586	455,635	(22.1)
Bank of Montreal	4,902	364,636	(17.7)
Brookfield Infrastructure Corp.	1,146	76,956	(3.7)
CI Financial Corp.	24,519	304,486	(14.8)
Colliers International Group, Inc.	8,825	778,049	(37.8)
Element Fleet Management Corp.	7,908	73,468	(3.6)
Gildan Activewear, Inc.	944	23,586	(1.1)
Great-West Lifeco, Inc.	3,499	79,899	(3.9)
H&R Real Estate Investment Trust	1,804	17,155	(0.8)
Hydro One Ltd.	3,262	75,584	(3.7)
Imperial Oil Ltd.	23,641	449,803	(21.8)
Innergex Renewable Energy, Inc.	6,510	149,265	(7.3)
Lululemon Athletica, Inc.	1,478	485,789	(23.6)
Northland Power, Inc.	14,502	531,315	(25.8)
Novagold Resources, Inc.	4,982	45,427	(2.2)

Security	Shares	Value	% of Basket Value

Canada (continued)
Osisko Gold Royalties Ltd.	23,757	$265,484	(12.9)%
SmartCentres Real Estate Investment Trust	14,493	266,683	(13.0)
Wheaton Precious Metals Corp.	20,619	846,850	(41.1)

		5,290,070

China
Cie Financiere Richemont SA, (Expires 09/13/23)	18,082	5,887	(0.3)

Denmark
Chr Hansen Holding A/S	1,517	137,241	(6.7)
Demant A/S	14,499	519,679	(25.2)
ISS A/S	10,788	185,275	(9.0)
Pandora A/S	912	87,758	(4.3)
Rockwool International AS	1,002	378,006	(18.4)
SimCorp A/S	179	23,169	(1.1)
Vestas Wind Systems A/S	184	39,508	(1.9)

		1,370,636

Finland
Sampo OYJ, A Shares	6,586	276,886	(13.5)
TietoEVRY OYJ	13,724	450,945	(21.9)

		727,831

France
ALD SA	1,255	17,212	(0.8)
Amundi SA	11,867	883,160	(42.9)
Atos SE	4,101	314,709	(15.3)
Carrefour SA	5,857	99,438	(4.8)
CNP Assurances	4,945	74,947	(3.7)
Credit Agricole SA	46,960	531,498	(25.8)
Electricite de France SA	2,145	26,672	(1.3)
Engie SA	1,454	22,565	(1.1)
Eutelsat Communications SA	23,171	275,941	(13.4)
Faurecia SE	343	18,044	(0.9)
Klepierre SA	1,107	26,532	(1.3)
Legrand SA	4,259	391,346	(19.0)
Nexans SA	5,266	391,658	(19.0)
Renault SA	827	35,171	(1.7)
Rexel SA	14,201	216,094	(10.5)
Unibail-Rodamco-Westfield	597	50,410	(2.5)
Valeo SA	11,010	409,870	(19.9)
Vinci SA	2,841	263,441	(12.8)

		4,048,708

Germany
adidas AG	367	116,368	(5.7)
Aurubis AG	158	12,177	(0.6)
Bayerische Motoren Werke AG	9,043	765,660	(37.2)
Capital Stage AG	1,994	54,275	(2.6)
Covestro AG	535	36,343	(1.8)
Deutsche Post AG, Registered Shares	16,983	838,876	(40.8)
Duerr AG	1,269	51,511	(2.5)
DWS Group GmbH & Co. KGaA	10,449	409,703	(19.9)
E.ON SE	28,700	303,604	(14.8)
Freenet AG	12,469	260,350	(12.6)
Hannover Rueck SE	2,143	332,086	(16.1)
Hella GmbH & Co. KGaA	2,606	158,875	(7.7)
Infineon Technologies AG	609	24,399	(1.2)
KION Group AG	7,991	689,944	(33.5)
Knorr-Bremse AG	6,285	832,733	(40.5)
LEG Immobilien AG	6,409	918,740	(44.6)
ProSiebenSat.1 Media SE	11,894	214,931	(10.4)
RWE AG	500	21,479	(1.0)

18

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Schaeffler AG	1,477	$11,672	(0.6)%
Scout24 AG	3,338	257,732	(12.5)
Suedzucker AG	1,423	20,740	(1.0)
Talanx AG	7,401	276,387	(13.4)
thyssenkrupp AG	35,832	415,452	(20.2)
Vonovia SE	554	36,991	(1.8)
Wacker Chemie AG	727	105,217	(5.1)

		7,166,245

Hong Kong
ASM Pacific Technology Ltd.	9,900	143,762	(7.0)
BOC Hong Kong Holdings Ltd.	89,500	266,889	(13.0)
Budweiser Brewing Co. APAC Ltd.	56,100	187,564	(9.1)
Cathay Pacific Airways Ltd.	312,000	240,223	(11.7)
CLP Holdings Ltd.	21,500	201,768	(9.8)
Dah Sing Financial Holdings Ltd.	41,600	117,716	(5.7)
HKT Trust & HKT Ltd.	229,000	301,404	(14.6)
Hutchison Port Holdings Trust	219,900	44,907	(2.2)
Hysan Development Co. Ltd.	195,000	707,165	(34.4)
Kerry Logistics Network Ltd.	20,500	43,719	(2.1)
Kerry Properties Ltd.	251,000	649,623	(31.6)
Lifestyle International Holdings Ltd.	1,000	711	(0.0)
Melco Resorts & Entertainment Ltd.	13,041	208,526	(10.1)
New World Development Co. Ltd.	18,000	83,341	(4.0)
PCCW Ltd.	222,000	123,455	(6.0)
Sun Hung Kai Properties Ltd.	4,000	54,641	(2.7)
Swire Pacific Ltd., Class A	45,500	284,356	(13.8)
Swire Properties Ltd.	5,800	16,812	(0.8)
Vitasoy International Holdings Ltd.	82,000	356,871	(17.3)
Wharf Real Estate Investment Co. Ltd.	10,000	52,816	(2.6)
Xinyi Glass Holdings Ltd.	82,000	198,356	(9.6)

		4,284,625

Ireland
AIB Group PLC	114,232	203,780	(9.9)
Aptiv PLC	1,276	170,474	(8.3)
Grafton Group PLC	3,819	45,092	(2.2)
Kerry Group PLC, Class A	1,844	250,244	(12.1)
Kingspan Group PLC	8,151	553,932	(26.9)
Trane Technologies PLC	2,723	390,342	(19.0)

		1,613,864

Israel
Alony Hetz Properties & Investments Ltd.	1,158	14,553	(0.7)
Bank Leumi Le-Israel BM	38,784	239,001	(11.6)
Check Point Software Technologies Ltd.	1,930	246,538	(12.0)
Energix-Renewable Energies Ltd.	25,828	96,392	(4.7)
Wix.com Ltd.	1,561	385,645	(18.7)

		982,129

Italy
Banca Generali SpA	5,667	175,708	(8.5)
Banca Mediolanum SpA	9,041	71,643	(3.5)
Enel SpA	3,195	31,688	(1.5)
Italgas SpA	69,638	417,664	(20.3)
Pirelli & C SpA	42,980	223,833	(10.9)
Prysmian SpA	1,021	32,891	(1.6)
Technogym SpA	11,655	119,052	(5.8)
Terna Rete Elettrica Nazionale SpA	127,325	923,380	(44.9)

Security	Shares	Value	% of Basket Value

Italy (continued)
UniCredit SpA	87,926	$801,257	(38.9)%
Unipol Gruppo SpA	143,543	629,805	(30.6)

		3,426,921

Japan
ABC-Mart, Inc.	17,900	1,018,150	(49.5)
AEON Financial Service Co. Ltd.	15,300	183,741	(8.9)
Anritsu Corp.	34,100	840,178	(40.8)
Asics Corp.	5,500	96,808	(4.7)
Benesse Holdings, Inc.	7,900	152,494	(7.4)
Casio Computer Co. Ltd.	12,200	215,538	(10.5)
Coca-Cola Bottlers Japan Holdings, Inc.	12,200	185,208	(9.0)
Dai Nippon Printing Co. Ltd.	16,300	280,966	(13.6)
Daicel Corp.	76,200	579,663	(28.2)
Daido Steel Co. Ltd.	2,900	118,670	(5.8)
Daifuku Co. Ltd.	7,900	901,608	(43.8)
Dai-ichi Life Holdings, Inc.	1,500	22,855	(1.1)
Daito Trust Construction Co. Ltd.	1,800	187,585	(9.1)
Daiwa House Industry Co. Ltd.	7,400	209,796	(10.2)
Dentsu Group, Inc.	5,100	162,666	(7.9)
DIC Corp.	42,700	1,045,440	(50.8)
Dip Corp.	1,100	30,188	(1.5)
Disco Corp.	1,000	325,318	(15.8)
DMG Mori Co. Ltd.	44,700	701,878	(34.1)
Ebara Corp.	1,200	41,432	(2.0)
Ezaki Glico Co. Ltd.	8,200	360,293	(17.5)
Fast Retailing Co. Ltd.	1,300	1,117,379	(54.3)
Fuyo General Lease Co. Ltd.	4,400	304,949	(14.8)
Glory Ltd.	2,400	46,519	(2.3)
Gunma Bank Ltd.	47,600	146,822	(7.1)
Hitachi Construction Machinery Co. Ltd.	14,800	431,412	(21.0)
Hitachi Transport System Ltd.	3,100	91,111	(4.4)
Horiba Ltd.	3,700	242,231	(11.8)
Hoshizaki Corp.	800	71,008	(3.4)
Isetan Mitsukoshi Holdings Ltd.	20,700	127,268	(6.2)
Japan Post Holdings Co. Ltd.	83,400	663,244	(32.2)
Kamigumi Co. Ltd.	1,100	19,405	(0.9)
Kansai Paint Co. Ltd.	7,900	232,537	(11.3)
Keisei Electric Railway Co. Ltd.	26,000	882,800	(42.9)
Kirin Holdings Co. Ltd.	7,800	167,653	(8.1)
Kissei Pharmaceutical Co. Ltd.	2,600	57,263	(2.8)
Koito Manufacturing Co. Ltd.	7,200	464,541	(22.6)
Kokuyo Co. Ltd.	12,900	167,903	(8.2)
Konica Minolta, Inc.	4,000	17,352	(0.8)
Kuraray Co. Ltd.	14,900	159,630	(7.8)
Kyowa Exeo Corp.	4,900	127,943	(6.2)
Kyushu Railway Co.	31,400	659,433	(32.0)
Lawson, Inc.	3,500	169,987	(8.3)
Lintec Corp.	17,800	403,179	(19.6)
Mabuchi Motor Co. Ltd.	900	37,113	(1.8)
Marui Group Co. Ltd.	12,400	222,222	(10.8)
McDonald’s Holdings Co. Japan Ltd.	6,200	302,341	(14.7)
Medipal Holdings Corp.	23,800	487,299	(23.7)
Megmilk Snow Brand Co. Ltd.	900	19,417	(0.9)
Miraca Holdings, Inc.	2,900	86,229	(4.2)
MISUMI Group, Inc.	5,100	166,056	(8.1)
Mitsubishi Materials Corp.	39,800	845,657	(41.1)
Mitsubishi UFJ Lease & Finance Co. Ltd.	153,400	750,614	(36.5)
MS&AD Insurance Group Holdings, Inc.	17,700	509,253	(24.7)
NEC Networks & System Integration Corp.	1,800	31,873	(1.5)

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
NGK Spark Plug Co. Ltd.	1,900	$35,443	(1.7)%
Nikon Corp.	54,800	436,724	(21.2)
Nippon Paper Industries Co. Ltd.	12,400	151,405	(7.4)
Nisshinbo Holdings, Inc.	17,700	131,653	(6.4)
Nomura Real Estate Holdings, Inc.	4,100	91,577	(4.4)
Omron Corp.	3,100	274,649	(13.3)
OSG Corp.	25,300	455,663	(22.1)
Pilot Corp.	1,800	51,763	(2.5)
Pola Orbis Holdings, Inc.	2,100	42,040	(2.0)
Rakus Co. Ltd.	9,100	164,838	(8.0)
Relo Group, Inc.	8,200	204,020	(9.9)
Rengo Co. Ltd.	6,800	56,557	(2.7)
Ricoh Co. Ltd.	203,100	1,539,892	(74.8)
Sankyu, Inc.	2,500	94,129	(4.6)
Sanwa Holdings Corp.	6,800	77,525	(3.8)
SCREEN Holdings Co. Ltd.	5,300	408,780	(19.9)
Seiko Epson Corp.	4,600	78,361	(3.8)
Seven Bank Ltd.	117,300	258,419	(12.5)
Shimadzu Corp.	2,400	91,755	(4.5)
Shimano, Inc.	600	140,684	(6.8)
Skylark Co. Ltd.	10,500	172,497	(8.4)
Sompo Holdings, Inc.	2,000	79,865	(3.9)
Sotetsu Holdings, Inc.	1,100	25,816	(1.3)
Stanley Electric Co. Ltd.	3,200	100,104	(4.9)
Subaru Corp.	9,800	188,260	(9.1)
Sumitomo Mitsui Trust Holdings, Inc.	2,000	59,836	(2.9)
Sumitomo Realty & Development Co. Ltd.	5,900	178,096	(8.6)
Sumitomo Rubber Industries Ltd.	49,800	458,309	(22.3)
Suntory Beverage & Food Ltd.	25,900	904,746	(43.9)
Tokyo Ohka Kogyo Co. Ltd.	1,000	67,195	(3.3)
Toppan Printing Co. Ltd.	19,000	270,219	(13.1)
Toshiba Corp.	4,600	150,218	(7.3)
Toshiba TEC Corp.	1,400	52,022	(2.5)
Toyobo Co. Ltd.	900	11,296	(0.5)
Toyota Boshoku Corp.	14,200	229,589	(11.1)
Workman Co. Ltd.	1,900	156,691	(7.6)
Yamaha Corp.	1,200	67,628	(3.3)
Yaoko Co. Ltd.	900	59,033	(2.9)
Zenkoku Hosho Co. Ltd.	2,600	116,059	(5.6)

		26,023,474

Luxembourg
RTL Group SA	23,055	1,318,742	(64.1)
Tenaris SA	25,795	204,627	(9.9)

		1,523,369

Netherlands
ABN AMRO Bank NV	34,669	362,084	(17.6)
Akzo Nobel NV	4,078	415,138	(20.2)
GrandVision NV	3,668	109,057	(5.3)
Koninklijke Vopak NV	3,309	167,477	(8.1)
NN Group NV	16,239	676,379	(32.9)
Randstad NV	3,866	241,539	(11.7)

		1,971,674

New Zealand
Kiwi Property Group Ltd.	63,127	58,185	(2.8)

Norway
Equinor ASA	1,259	22,563	(1.1)

Security	Shares	Value	% of Basket Value

Norway (continued)
Nordic Semiconductor ASA	21,260	$325,727	(15.8)%
Orkla ASA	92,819	902,263	(43.8)
Scatec Solar ASA	2,329	88,127	(4.3)

		1,338,680

Portugal
EDP - Energias de Portugal SA	64,866	407,130	(19.8)
Galp Energia SGPS SA	6,031	60,534	(2.9)

		467,664

Singapore
City Developments Ltd.	42,200	227,938	(11.1)
Frasers Centrepoint Ltd.	4,200	3,873	(0.2)
Jardine Cycle & Carriage Ltd.	22,100	357,355	(17.3)
NetLink NBN Trust	197,300	141,540	(6.9)
Olam International Ltd.	35,700	42,619	(2.1)
SATS Ltd.	138,700	400,384	(19.4)
SIA Engineering Co. Ltd.	101,300	143,923	(7.0)
Singapore Post Ltd.	1,061,200	549,567	(26.7)
Singapore Technologies Engineering Ltd.	27,300	76,115	(3.7)
StarHub Ltd.	111,500	107,186	(5.2)

		2,050,500

Spain
Acciona SA	1,639	245,639	(11.9)
Banco Santander SA	85,350	249,128	(12.1)
Bankinter SA	53,741	301,644	(14.6)
EDP Renovaveis SA	913	25,004	(1.2)
Iberdrola SA	29,598	400,733	(19.5)
Iberdrola SA	379	5,147	(0.2)
Repsol SA	30,520	299,819	(14.6)
Siemens Gamesa Renewable Energy SA	1,691	69,371	(3.4)
Solaria Energia y Medio Ambiente SA	1,683	43,305	(2.1)

		1,639,790

Sweden
Autoliv, Inc.	7,678	681,115	(33.1)
Boliden AB	17,141	561,656	(27.3)
ICA Gruppen AB	25,660	1,286,195	(62.5)
Loomis AB	5,095	130,724	(6.3)

		2,659,690

Switzerland
Adecco Group AG	675	42,164	(2.0)
Baloise Holding AG	416	69,727	(3.4)
Cembra Money Bank AG	1,689	183,505	(8.9)
Clariant AG	12,817	272,310	(13.2)
Credit Suisse Group AG	45,157	592,350	(28.8)
Garmin Ltd.	1,196	137,373	(6.7)
IWG PLC	3,021	12,912	(0.6)
Kuehne + Nagel International AG	2,490	566,614	(27.5)
Lonza Group AG	42	26,876	(1.3)
OC Oerlikon Corp. AG	25,738	264,529	(12.8)
PSP Swiss Property AG, Registered Shares, Registered Shares	5,657	723,749	(35.1)
Siemens Energy AG	4,306	159,797	(7.8)
Sika AG, Registered Shares	2,738	745,042	(36.2)
Sonova Holding AG	170	41,011	(2.0)

20

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Swatch Group AG	2,213	$637,457	(31.0)%
Swiss Re AG	5,011	441,778	(21.5)

		4,917,194

United Kingdom
3i Group PLC	35,767	541,996	(26.3)
ASOS PLC	1,005	61,405	(3.0)
Auto Trader Group PLC	37,727	290,859	(14.1)
Bellway PLC	77	2,896	(0.1)
Croda International PLC	5,918	508,466	(24.7)
Electrocomponents PLC	5,984	71,666	(3.5)
Inchcape PLC	29,513	267,487	(13.0)
J Sainsbury PLC	175,340	585,584	(28.4)
Janus Henderson Group PLC	15,954	490,745	(23.8)
JD Sports Fashion PLC	1,814	18,466	(0.9)
John Wood Group PLC	49,405	193,376	(9.4)
Land Securities Group PLC	48,315	404,531	(19.7)
Liberty Global PLC, Class A	4,811	116,138	(5.6)
Liberty Global PLC, Class C	6,766	163,467	(7.9)
Linde PLC	1,631	398,255	(19.4)
Micro Focus International PLC	30,374	183,178	(8.9)
Moneysupermarket.com Group PLC	2	7	(0.0)
Pennon Group PLC	8,466	108,107	(5.3)
Rentokil Initial PLC	12,128	82,311	(4.0)
Smiths Group PLC	5,921	114,359	(5.6)
SSE PLC	20,158	408,339	(19.8)

		5,011,638

United States
Acuity Brands, Inc.	1,695	203,807	(9.9)
Affiliated Managers Group, Inc.	6,006	661,801	(32.1)
Alaska Air Group, Inc.	2,904	141,802	(6.9)
Albertsons Cos., Inc., Class A	324	5,628	(0.3)
Alcoa Corp.	1,371	24,678	(1.2)
Alleghany Corp.	96	54,418	(2.6)
Alliance Data Systems Corp.	3,336	225,680	(11.0)
Allison Transmission Holdings, Inc.	5,810	236,467	(11.5)
Ally Financial, Inc.	163	6,168	(0.3)
Amdocs Ltd.	3,847	271,675	(13.2)
Amedisys, Inc.	852	244,788	(11.9)
American Financial Group, Inc.	1,098	103,366	(5.0)
Antero Midstream Corp.	24,289	196,741	(9.6)
Apache Corp.	12,404	177,129	(8.6)
Apple, Inc.	558	73,634	(3.6)
Autodesk, Inc.	178	49,383	(2.4)
Avantor, Inc.	14,722	434,152	(21.1)
Avery Dennison Corp.	516	77,849	(3.8)
Axalta Coating Systems Ltd.	31,666	854,665	(41.5)
Baker Hughes, Inc. Class A	15,150	304,364	(14.8)
Bank of New York Mellon Corp.	10,814	430,722	(20.9)
Berry Global Group, Inc.	2,449	120,907	(5.9)
Best Buy Co., Inc.	490	53,322	(2.6)
BorgWarner, Inc.	4,851	203,694	(9.9)
Brighthouse Financial, Inc.	642	22,701	(1.1)
Brixmor Property Group, Inc.	624	10,564	(0.5)
Broadridge Financial Solutions, Inc.	2,319	327,698	(15.9)
Brooks Automation, Inc.	4,921	372,815	(18.1)
Bunge Ltd.	1,296	84,810	(4.1)
C.H. Robinson Worldwide, Inc.	2,948	252,231	(12.3)
Cabot Oil & Gas Corp.	6,753	123,782	(6.0)
Cadence Design Systems, Inc.	6,340	826,673	(40.2)

Security	Shares	Value	% of Basket Value

United States (continued)
Capital One Financial Corp.	2,646	$275,872	(13.4)%
Carrier Global Corp.	1,838	70,763	(3.4)
Carter’s, Inc.	8,056	709,250	(34.5)
CBRE Group, Inc., Class A	12,300	750,054	(36.4)
Cerence, Inc.	1,001	112,022	(5.4)
Chipotle Mexican Grill, Inc.	21	31,080	(1.5)
Citrix Systems, Inc.	1,408	187,700	(9.1)
Cloudera, Inc.	3,495	53,369	(2.6)
Colgate-Palmolive Co.	595	46,410	(2.3)
Columbia Sportswear Co.	8,671	758,366	(36.8)
Comerica, Inc.	6,938	396,854	(19.3)
Concentrix Corp.	194	20,742	(1.0)
Continental Resources, Inc.	3,624	71,357	(3.5)
Costco Wholesale Corp.	1,533	540,275	(26.2)
Crocs, Inc.	1,611	112,802	(5.5)
CryoPort, Inc.	5,155	351,571	(17.1)
Cummins, Inc.	7,442	1,744,554	(84.7)
Darden Restaurants, Inc.	497	58,094	(2.8)
Deere & Co.	2,107	608,502	(29.6)
Dell Technologies, Inc., Class C	1,739	126,756	(6.2)
Diamondback Energy, Inc.	4,768	270,298	(13.1)
Dick’s Sporting Goods, Inc.	8,233	551,693	(26.8)
DISH Network Corp., Class A	1,296	37,610	(1.8)
Dolby Laboratories, Inc., Class A	4,370	384,691	(18.7)
Domino’s Pizza, Inc.	134	49,682	(2.4)
Dun & Bradstreet Holdings, Inc.	17,672	417,943	(20.3)
DXC Technology Co.	886	24,985	(1.2)
Eaton Corp. PLC	5,747	676,422	(32.9)
Edison International	6,523	379,378	(18.4)
Electronic Arts, Inc.	3,195	457,524	(22.2)
Emerson Electric Co.	5,335	423,332	(20.6)
EQT Corp.	25,950	423,245	(20.6)
Equitable Holdings, Inc.	1,967	48,742	(2.4)
Equitrans Midstream Corp.	6,818	45,340	(2.2)
Essent Group Ltd.	1,380	57,725	(2.8)
Everbridge, Inc.	1,525	202,718	(9.8)
Evercore, Inc., Class A	363	39,603	(1.9)
Expeditors International of Washington, Inc.	9,915	887,591	(43.1)
FedEx Corp.	124	29,182	(1.4)
Fidelity National Information Services, Inc.	6,487	800,885	(38.9)
First American Financial Corp.	1,151	60,186	(2.9)
Five Below, Inc.	636	111,764	(5.4)
Five9, Inc.	855	142,144	(6.9)
Flex Ltd.	15,362	270,986	(13.2)
Flowserve Corp.	7,526	267,625	(13.0)
Foot Locker, Inc.	23,582	1,033,363	(50.2)
Franklin Resources, Inc.	23,037	605,643	(29.4)
FTI Consulting, Inc.	2,668	293,400	(14.3)
Gap, Inc.	26,964	546,021	(26.5)
Gartner, Inc.	828	125,781	(6.1)
Gentex Corp.	7,577	250,420	(12.2)
GoDaddy, Inc., Class A	2,867	225,289	(10.9)
Guidewire Software, Inc.	1,430	164,078	(8.0)
H&R Block, Inc.	7,801	134,411	(6.5)
Halliburton Co.	33,661	593,443	(28.8)
Henry Schein, Inc.	8,814	580,402	(28.2)
Hewlett Packard Enterprise Co.	50,703	625,675	(30.4)
Hexcel Corp.	5,865	256,066	(12.4)
Hill-Rom Holdings, Inc.	3,673	352,755	(17.1)
HollyFrontier Corp.	1,860	52,936	(2.6)
Houlihan Lokey, Inc.	7,320	474,702	(23.1)

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Howard Hughes Corp.	1,658	$142,870	(6.9)%
HubSpot, Inc.	301	112,032	(5.4)
IAA, Inc.	4,358	249,016	(12.1)
ICU Medical, Inc.	1,472	300,995	(14.6)
Ingersoll Rand, Inc.	9,318	389,865	(18.9)
Ingredion, Inc.	2,786	210,259	(10.2)
International Business Machines Corp.	5,527	658,321	(32.0)
International Game Technology PLC	4,611	74,283	(3.6)
Intuit, Inc.	119	42,986	(2.1)
Invesco Ltd.	28,006	576,644	(28.0)
Iron Mountain, Inc.	3,536	119,057	(5.8)
j2 Global, Inc.	3,935	403,888	(19.6)
Jack Henry & Associates, Inc.	1,035	149,858	(7.3)
Jacobs Engineering Group, Inc.	4,471	451,392	(21.9)
JetBlue Airways Corp.	7,976	114,376	(5.6)
Johnson Controls International PLC	572	28,497	(1.4)
Juniper Networks, Inc.	45,936	1,121,757	(54.5)
KBR, Inc.	1,900	55,195	(2.7)
Knight-Swift Transportation Holdings, Inc.	5,118	204,720	(9.9)
Kohl’s Corp.	2,295	101,118	(4.9)
Kroger Co.	13,501	465,785	(22.6)
L Brands, Inc.	13,258	540,396	(26.3)
L3Harris Technologies, Inc.	364	62,430	(3.0)
Leggett & Platt, Inc.	4,064	166,624	(8.1)
LHC Group, Inc.	2,970	591,683	(28.7)
Lincoln Electric Holdings, Inc.	2,057	235,527	(11.4)
LivePerson, Inc.	178	11,278	(0.6)
LKQ Corp.	11,582	406,412	(19.7)
Lowe’s Cos., Inc.	2,948	491,874	(23.9)
Match Group, Inc.	2,561	358,181	(17.4)
MAXIMUS, Inc.	1,481	111,164	(5.4)
McDonald’s Corp.	2,634	547,451	(26.6)
McKesson Corp.	2,428	423,613	(20.6)
MGM Resorts International	463	13,223	(0.6)
Molson Coors Beverage Co., Class B	21,670	1,086,967	(52.8)
National Instruments Corp.	7,195	297,873	(14.5)
nCino, Inc.	1,366	97,942	(4.8)
New Residential Investment Corp.	4,700	44,133	(2.1)
New York Community Bancorp, Inc.	68,790	719,543	(35.0)
Nielsen Holdings PLC	5,059	112,967	(5.5)
Nordson Corp.	1,173	209,955	(10.2)
Northern Trust Corp.	5,180	462,004	(22.4)
Northrop Grumman Corp.	1,549	443,959	(21.6)
NOV, Inc.	47,994	594,166	(28.9)
Oak Street Health, Inc.	343	17,791	(0.9)
Open Lending Corp.	1,377	49,971	(2.4)
Oracle Corp.	12,963	783,354	(38.1)
O’Reilly Automotive, Inc.	103	43,823	(2.1)
Park Hotels & Resorts, Inc.	6,928	115,559	(5.6)
PayPal Holdings, Inc.	335	78,494	(3.8)
People’s United Financial, Inc.	45,427	620,533	(30.1)
Performance Food Group Co.	1,374	64,413	(3.1)
Planet Fitness, Inc., Class A	1,409	101,448	(4.9)
PPD, Inc.	1,632	52,485	(2.6)
Premier, Inc., Class A	5,607	189,909	(9.2)
Principal Financial Group, Inc.	3,818	188,113	(9.1)
Procter & Gamble Co.	4,001	512,968	(24.9)
PROG Holdings, Inc.	1,939	91,482	(4.4)
Proofpoint, Inc.	2,421	312,503	(15.2)
Prosperity Bancshares, Inc.	2,864	193,148	(9.4)
Quest Diagnostics, Inc.	5,952	768,701	(37.3)

Security	Shares	Value	% of Basket Value

United States (continued)
Rackspace Technology, Inc.	10,634	$245,752	(11.9)%
Rapid7, Inc.	2,100	182,322	(8.9)
Raymond James Financial, Inc.	1,805	180,374	(8.8)
Regency Centers Corp.	2,395	112,996	(5.5)
Reinsurance Group of America, Inc.	1,653	173,648	(8.4)
Reliance Steel & Aluminum Co.	11,799	1,369,628	(66.5)
RH	1,083	514,815	(25.0)
RingCentral, Inc., Class A	1,253	467,269	(22.7)
Rockwell Automation, Inc.	81	20,131	(1.0)
Ross Stores, Inc.	580	64,548	(3.1)
Royal Caribbean Cruises Ltd.	3,296	214,240	(10.4)
Royal Gold, Inc.	1,120	119,706	(5.8)
SailPoint Technologies Holding, Inc.	284	15,708	(0.8)
salesforce.com, Inc.	1,638	369,467	(17.9)
Scientific Games Corp., Class A	561	22,002	(1.1)
Sealed Air Corp.	3,772	159,442	(7.7)
Sensata Technologies Holding PLC	668	36,406	(1.8)
Sims Ltd.	19,821	184,011	(8.9)
Sirius XM Holdings, Inc.	29,227	182,961	(8.9)
Skechers USA, Inc., Class A	1,411	48,651	(2.4)
Sotera Health Co.	370	9,653	(0.5)
Stamps.com, Inc.	860	196,347	(9.5)
State Street Corp.	1,308	91,560	(4.5)
Sunnova Energy International, Inc.	5,691	249,550	(12.1)
Sunrun, Inc.	1,903	131,821	(6.4)
SYNNEX Corp.	951	77,621	(3.8)
Synovus Financial Corp.	12,457	463,400	(22.5)
T. Rowe Price Group, Inc.	1,854	290,114	(14.1)
Take-Two Interactive Software, Inc.	4,343	870,554	(42.3)
Tapestry, Inc.	9,795	309,718	(15.0)
Texas Roadhouse, Inc.	3,160	240,824	(11.7)
Timken Co.	4,318	326,700	(15.9)
TJX Cos., Inc.	12,029	770,337	(37.4)
Tractor Supply Co.	3,592	509,130	(24.7)
Trupanion, Inc.	140	15,708	(0.8)
Twilio, Inc., Class A	281	101,000	(4.9)
Tyler Technologies, Inc.	1,036	438,010	(21.3)
Ubiquiti, Inc.	1,844	567,934	(27.6)
Umpqua Holdings Corp.	18,686	271,134	(13.2)
United Parcel Service, Inc., Class B	279	43,245	(2.1)
Universal Display Corp.	3,160	729,391	(35.4)
Vail Resorts, Inc.	907	241,226	(11.7)
Valero Energy Corp.	14,559	821,564	(39.9)
Valley National Bancorp	78,353	799,984	(38.9)
VeriSign, Inc.	127	24,647	(1.2)
VICI Properties, Inc.	9,742	246,278	(12.0)
VMware, Inc., Class A	698	96,219	(4.7)
Vontier Corp.	12,851	416,758	(20.2)
Voya Financial, Inc.	1,523	84,466	(4.1)
Vroom, Inc.	1,633	60,143	(2.9)
W.W. Grainger, Inc.	2,789	1,016,284	(49.4)
Wendy’s Co.	47,480	968,592	(47.1)
Western Union Co.	35,192	783,726	(38.1)
Wingstop, Inc.	3,361	504,318	(24.5)
Woodward, Inc.	245	27,428	(1.3)
Workday, Inc., Class A	872	198,406	(9.6)
Wyndham Hotels & Resorts, Inc.	4,508	262,230	(12.7)
Wynn Resorts Ltd.	1,867	185,823	(9.0)
Xerox Holdings Corp.	5,204	109,440	(5.3)
Yum! Brands, Inc.	5,496	557,789	(27.1)
Zendesk, Inc.	597	86,111	(4.2)

22

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Zions Bancorp NA	667	$29,441	(1.4)%
Zscaler, Inc.	1,143	228,257	(11.1)
Zynga, Inc., Class A	18,870	187,002	(9.1)

		65,091,120

Total Reference Entity — Long		151,292,170

Reference Entity — Short

Common Stocks

Argentina
MercadoLibre, Inc.	(215)	(382,595)	18.6

Australia
Ansell Ltd.	(11,346)	(317,158)	15.4
Atlassian Corp. PLC	(2,176)	(502,939)	24.4
Beach Energy Ltd.	(47,835)	(59,499)	2.9
CIMIC Group Ltd.	(8,268)	(155,063)	7.5
Domino’s Pizza Enterprises Ltd.	(6,813)	(476,434)	23.2
Kogan.com Ltd.	(15,897)	(217,011)	10.6
Megaport Ltd.	(38,337)	(390,459)	19.0
NEXTDC Ltd.	(45,108)	(397,189)	19.3
Northern Star Resources Ltd.	(18,153)	(175,671)	8.5
Oil Search Ltd.	(33,170)	(97,518)	4.7
OZ Minerals Ltd.	(3,943)	(55,772)	2.7
Santos Ltd.	(49,367)	(243,321)	11.8
Seven Group Holdings Ltd.	(13,343)	(226,900)	11.0
South32 Ltd.	(25,523)	(49,225)	2.4
Star Entertainment Grp Ltd.	(85,635)	(223,985)	10.9
TPG Telecom Ltd.	(9,886)	(55,501)	2.7
Worley Ltd.	(3,394)	(29,412)	1.4
Zip Co. Ltd.	(34,950)	(191,688)	9.3

		(3,864,745)

Austria
Telekom Austria AG	(36,959)	(281,219)	13.7

Belgium
Ackermans & van Haaren NV	(3,451)	(527,459)	25.6
Aedifica SA	(5,216)	(629,466)	30.6

		(1,156,925)

Canada
Alamos Gold, Inc., Class A	(35,428)	(284,255)	13.8
Alimentation Couche-Tard, Inc., Class B	(26,237)	(800,190)	38.9
BCE, Inc.	(7,408)	(314,221)	15.3
Brookfield Asset Management, Inc., Class A	(11,222)	(434,839)	21.1
Canadian National Railway Co.	(1,029)	(104,224)	5.1
Canadian Pacific Railway Ltd.	(1,035)	(347,744)	16.9
Capital Power Corp.	(61,659)	(1,758,999)	85.4
Dollarama, Inc.	(3,755)	(146,794)	7.1
Empire Co. Ltd.	(8,559)	(236,473)	11.5
Enbridge, Inc.	(9,384)	(315,258)	15.3
Fairfax Financial Holdings Ltd.	(152)	(55,144)	2.7
First Majestic Silver Corp.	(4,441)	(80,120)	3.9
First Quantum Minerals Ltd.	(7,387)	(123,044)	6.0
Fortis, Inc.	(8,329)	(336,873)	16.4
iA Financial Corp., Inc.	(3,763)	(167,676)	8.1
IAMGOLD Corp.	(6,493)	(22,037)	1.1
Keyera Corp.	(1,316)	(24,720)	1.2
Kirkland Lake Gold Ltd.	(7,724)	(296,819)	14.4
Linamar Corp.	(9,458)	(482,829)	23.4
Lundin Mining Corp.	(10,735)	(95,702)	4.6
Nutrien Ltd.	(1,012)	(49,842)	2.4

Security	Shares	Value	% of Basket Value

Canada (continued)
Pan American Silver Corp.	(16,643)	$(538,433)	26.1%
Pembina Pipeline Corp.	(12,959)	(341,114)	16.6
Saputo, Inc.	(7,085)	(185,775)	9.0
Shaw Communications, Inc.	(19,901)	(341,449)	16.6
TC Energy Corp.	(5,665)	(242,814)	11.8
Teranga Gold Corp.	(34,943)	(345,673)	16.8
TFI International, Inc.	(772)	(51,280)	2.5
Topicus.com, Inc	(55)	(2,065)	0.1
TransAlta Corp.	(20,156)	(176,853)	8.6

		(8,703,259)

China
MGM China Holdings Ltd.	(1,200)	(1,808)	0.1

Denmark
Ambu A/S	(1,659)	(78,126)	3.8

Finland
Elisa Oyj	(5,335)	(317,629)	15.4

France
Accor SA	(13,449)	(452,233)	22.0
Airbus SE	(3,048)	(306,500)	14.9
BioMerieux	(1,740)	(268,978)	13.1
Dassault Aviation SA	(474)	(494,209)	24.0
Edenred	(1,959)	(106,107)	5.1
Elis SA	(1,141)	(17,185)	0.8
Eurazeo SE	(1,555)	(108,904)	5.3
Iliad SA	(623)	(115,213)	5.6
LVMH Moet Hennessy Louis Vuitton SE	(258)	(155,986)	7.6
Safran SA	(136)	(17,096)	0.8
SOITEC	(1,848)	(371,517)	18.0
Teleperformance	(955)	(312,363)	15.2
Veolia Environnement SA	(68,275)	(1,819,405)	88.4

		(4,545,696)

Germany
Bayer AG	(5,079)	(307,395)	14.9
Bechtle AG	(1,086)	(230,767)	11.2
Carl Zeiss Meditec Ag Br	(624)	(97,522)	4.7
CompuGroup Medical SE & Co. KgaA	(307)	(30,288)	1.5
Fresenius SE & Co. KGaA	(1,917)	(85,369)	4.1
LANXESS AG	(8,411)	(633,644)	30.8
Porsche Automobil Holding SE	(10,450)	(725,803)	35.3
Rheinmetall AG	(5,534)	(584,342)	28.4
SAP SE	(4,836)	(613,630)	29.8
Sartorius AG	(143)	(71,085)	3.5
Siemens Healthineers AG	(8,060)	(452,674)	22.0
Stroeer SE & Co. KGaA	(2,126)	(191,570)	9.3
Symrise AG	(6,471)	(805,274)	39.1
Volkswagen AG	(1,159)	(219,110)	10.6
Volkswagen AG	(4,656)	(982,560)	47.7

		(6,031,033)

Hong Kong
Bank of East Asia Ltd.	(15,000)	(32,462)	1.6
CK Hutchison Holdings Ltd.	(54,500)	(376,106)	18.3
Jardine Matheson Hldgs Ltd.	(10,600)	(610,954)	29.7
Shun Tak Holdings Ltd.	(1,468,000)	(428,495)	20.8
United Energy Group Ltd.	(798,000)	(124,174)	6.0

		(1,572,191)

Ireland
AerCap Holdings NV	(2,658)	(101,642)	5.0

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Ireland (continued)
DCC PLC	(12,098)	$(910,128)	44.2%
Smurfit Kappa Group PLC	(8,138)	(391,874)	19.0

		(1,403,644)

Israel
Melisron Ltd.	(2,056)	(105,571)	5.1
Teva Pharmaceutical Industries Ltd.	(3,830)	(45,421)	2.2
Teva Pharmaceutical Industries Ltd.	(16,014)	(188,645)	9.2

		(339,637)

Italy
A2A SpA	(225,885)	(366,291)	17.8
Azimut Holding SpA	(6,305)	(132,484)	6.4
Buzzi Unicem SpA	(2,520)	(62,001)	3.0
Ferrari NV	(3,693)	(768,472)	37.3
Hera SpA	(6,255)	(21,852)	1.1
Interpump Group SpA	(4,242)	(190,254)	9.2
Nexi SpA	(2,514)	(44,601)	2.2
Snam SpA	(83,161)	(436,072)	21.2

		(2,022,027)

Japan
77 Bank Ltd.	(9,100)	(114,409)	5.6
A/S One Corp.	(200)	(29,334)	1.4
Activia Properties, Inc.	(13)	(51,983)	2.5
Advance Residence Investment Corp.	(15)	(44,531)	2.2
Aeon Mall Co Ltd.	(1,800)	(29,140)	1.4
Ajinomoto Co., Inc.	(2,400)	(56,751)	2.8
Amano Corp.	(8,800)	(204,641)	9.9
ASKUL Corp.	(500)	(17,657)	0.9
Bandai Namco Holdings, Inc.	(500)	(42,636)	2.1
Bank of Kyoto Ltd.	(2,700)	(141,684)	6.9
Bic Camera, Inc.	(17,400)	(188,185)	9.1
Chugoku Bank Ltd.	(2,500)	(19,451)	0.9
Chugoku Electric Power Co., Inc.	(1,500)	(18,496)	0.9
Concordia Financial Group Ltd.	(63,600)	(230,173)	11.2
Cosmo Energy Holdings Co. Ltd.	(5,800)	(128,439)	6.2
Cosmos Pharmaceutical Corp.	(2,500)	(381,171)	18.5
CyberAgent, Inc.	(1,900)	(118,949)	5.8
Cybozu, Inc.	(1,600)	(40,099)	1.9
Daiichikosho Co. Ltd.	(6,000)	(207,002)	10.1
Daiwa House REIT Investment Corp.	(50)	(134,691)	6.5
Daiwa Office Investment Corp.	(35)	(226,909)	11.0
Denka Co. Ltd.	(5,900)	(224,698)	10.9
Fancl Corp.	(1,600)	(58,745)	2.9
Freee KK	(2,900)	(245,843)	11.9
Fujitsu General Ltd.	(9,700)	(241,111)	11.7
Fukuoka Financial Group, Inc.	(26,400)	(472,257)	22.9
Fukuyama Transporting Co. Ltd.	(3,000)	(116,973)	5.7
GLP J-Reit	(215)	(346,375)	16.8
GS Yuasa Corp.	(2,900)	(85,672)	4.2
Hachijuni Bank Ltd.	(16,000)	(51,156)	2.5
Hankyu Hanshin Holdings, Inc.	(6,400)	(207,072)	10.1
Heiwa Corp.	(1,600)	(22,433)	1.1
Hirogin Holdings, Inc.	(85,400)	(496,174)	24.1
Hisamitsu Pharmaceutical Co Inc.	(7,400)	(443,227)	21.5
Iida Group Holdings Co. Ltd.	(14,600)	(322,069)	15.6
Industrial & Infrastructure Fund Investment Corp.	(99)	(178,204)	8.7
Itochu Techno-Solutions Corp.	(3,700)	(130,440)	6.3
Iwatani Corp.	(900)	(55,513)	2.7
Iyo Bank Ltd.	(9,300)	(53,378)	2.6
J Front Retailing Co. Ltd.	(10,700)	(88,646)	4.3

Security	Shares	Value	% of Basket Value

Japan (continued)
Japan Exchange Group, Inc.	(1,800)	$(42,022)	2.0%
Japan Logistics Fund, Inc.	(173)	(517,483)	25.1
Japan Prime Realty Investment Corp.	(26)	(91,731)	4.5
Japan Real Estate Investment Corp.	(90)	(548,446)	26.6
Japan Retail Fund Investment Corp.	(51)	(96,774)	4.7
Japan Steel Works Ltd.	(2,900)	(80,571)	3.9
JCR Pharmaceuticals Co. Ltd.	(1,300)	(42,816)	2.1
JGC Holdings Corp.	(10,100)	(114,432)	5.6
Justsystems Corp.	(2,800)	(203,446)	9.9
Kadokawa Dwango	(2,800)	(90,944)	4.4
Kansai Electric Power Co., Inc.	(11,400)	(111,770)	5.4
Keikyu Corp.	(13,200)	(211,728)	10.3
Keio Corp.	(6,400)	(468,384)	22.8
Kintetsu Group Holdings Co. Ltd.	(2,500)	(105,222)	5.1
Kobe Bussan Co. Ltd.	(2,800)	(77,560)	3.8
Kobe Steel Ltd.	(16,600)	(77,223)	3.8
Kotobuki Spirits Co. Ltd.	(2,600)	(140,830)	6.8
Kurita Water Industries Ltd.	(9,000)	(365,312)	17.7
Kusuri no Aoki Holdings Co. Ltd.	(1,000)	(81,879)	4.0
Kyowa Kirin Co. Ltd.	(3,800)	(112,636)	5.5
Kyushu Financial Group, Inc.	(40,000)	(159,975)	7.8
LIXIL Group Corp.	(16,700)	(389,449)	18.9
Maeda Road Construction Co. Ltd.	(11,700)	(197,583)	9.6
Matsumotokiyoshi Holdings Co. Ltd.	(3,000)	(118,980)	5.8
Mercari, Inc.	(6,700)	(322,803)	15.7
Mitsubishi Shokuhin Co. Ltd.	(2,700)	(73,082)	3.5
Mitsui Fudosan Logistics Park, Inc.	(39)	(194,965)	9.5
Money Forward, Inc.	(3,800)	(155,684)	7.6
Mori Hills REIT Investment Corp.	(15)	(20,910)	1.0
Morinaga Milk Industry Co. Ltd.	(4,200)	(208,975)	10.2
NH Foods Ltd.	(7,900)	(338,541)	16.4
Nihon Unisys Ltd.	(6,500)	(246,661)	12.0
Nippo Corp.	(9,100)	(226,759)	11.0
Nippon Accommodations Fund, Inc.	(16)	(88,047)	4.3
Nipro Corp.	(51,800)	(610,814)	29.7
Nishi-Nippon Railroad Co. Ltd.	(1,300)	(35,463)	1.7
Nissin Foods Holdings Co. Ltd.	(2,700)	(233,372)	11.3
Nomura Real Estate Master Fund, Inc.	(12)	(18,271)	0.9
Oji Holdings Corp.	(81,000)	(489,689)	23.8
Ono Pharmaceutical Co. Ltd.	(3,400)	(101,487)	4.9
Optim Corp.	(18,200)	(546,023)	26.5
Orient Corp.	(45,900)	(52,208)	2.5
Orix JREIT, Inc.	(99)	(166,007)	8.1
Pan Pacific International Holdings Corp.	(2,000)	(44,912)	2.2
Park24 Co. Ltd.	(14,200)	(269,706)	13.1
Penta-Ocean Construction Co. Ltd.	(19,800)	(162,226)	7.9
Ryohin Keikaku Co. Ltd.	(3,500)	(83,688)	4.1
Sankyo Co. Ltd.	(21,800)	(622,670)	30.2
Sansan, Inc.	(3,700)	(296,750)	14.4
Sekisui Chemical Co. Ltd.	(37,500)	(676,357)	32.9
Seria Co. Ltd.	(1,000)	(34,821)	1.7
Seven & i Holdings Co. Ltd.	(17,300)	(660,653)	32.1
Sharp Corp.	(15,000)	(311,578)	15.1
SHIFT, Inc.	(900)	(110,559)	5.4
Shin-Etsu Chemical Co. Ltd.	(2,000)	(348,157)	16.9
Ship Healthcare Holdings, Inc.	(1,300)	(74,797)	3.6
Shizuoka Bank Ltd.	(67,300)	(489,234)	23.8
Shochiku Co. Ltd.	(2,400)	(329,056)	16.0
Sumitomo Dainippon Pharma Co. Ltd.	(24,000)	(390,147)	18.9
Sumitomo Forestry Co. Ltd.	(7,100)	(137,498)	6.7
Sumitomo Metal Mining Co. Ltd.	(9,700)	(420,573)	20.4

24

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Sushiro Global Holdings Ltd.	(1,900)	$(64,996)	3.2%
Suzuken Co. Ltd./Aichi Japan	(600)	(23,237)	1.1
Suzuki Motor Corp.	(700)	(31,590)	1.5
Taiheiyo Cement Corp.	(6,100)	(151,872)	7.4
Taisho Pharmaceutical Holdings Co. Ltd.	(4,700)	(307,377)	14.9
Taiyo Nippon Sanso Corp.	(6,700)	(129,157)	6.3
TechnoPro Holdings, Inc.	(3,100)	(236,042)	11.5
Tobu Railway Co. Ltd.	(15,800)	(445,851)	21.7
Toho Co. Ltd.	(8,900)	(344,741)	16.7
Tokuyama Corp.	(2,100)	(52,418)	2.5
Tokyo Century Corp.	(900)	(73,057)	3.5
Tokyo Electric Power Co. Holdings, Inc.	(49,300)	(189,110)	9.2
TOTO Ltd.	(8,100)	(448,626)	21.8
Toyo Suisan Kaisha Ltd.	(8,600)	(423,243)	20.6
Tsumura & Co.	(4,700)	(152,933)	7.4
TV Asahi Holdings Corp.	(1,100)	(21,209)	1.0
United Urban Investment Corp.	(26)	(35,373)	1.7
Welcia Holdings Co. Ltd.	(3,400)	(115,187)	5.6
West Japan Railway Co.	(13,000)	(693,042)	33.7
Yamaguchi Financial Group, Inc.	(20,600)	(117,143)	5.7
Yamato Kogyo Co. Ltd.	(5,700)	(144,051)	7.0
Yokogawa Electric Corp.	(3,200)	(69,179)	3.4
Z Holdings Corp.	(103,100)	(640,491)	31.1
Zensho Holdings Co. Ltd.	(7,700)	(213,001)	10.3
ZOZO, Inc.	(4,800)	(134,415)	6.5

		(25,563,997)

Luxembourg
ArcelorMittal	(7,793)	(170,662)	8.3

Netherlands
Aalberts NV	(7,221)	(325,981)	15.8
ASM International NV	(2,867)	(734,434)	35.7
BE Semiconductor Industries NV	(1,804)	(124,043)	6.0
Koninklijke Ahold Delhaize NV	(1,789)	(51,215)	2.5
OCI NV	(6,623)	(137,410)	6.7
Stellantis NV	(65,082)	(989,622)	48.1

		(2,362,705)

New Zealand
a2 Milk Co. Ltd.	(68,116)	(554,669)	26.9
Fletcher Building Ltd.	(37,931)	(168,599)	8.2
Ryman Healthcare Ltd.	(29,359)	(326,150)	15.9

		(1,049,418)

Norway
Aker ASA	(13,616)	(1,069,044)	51.9
Aker BP ASA	(13,876)	(344,639)	16.7
Dnb Asa	(119,971)	(2,335,650)	113.5
Gjensidige Forsikring ASA	(27,273)	(630,438)	30.6
Leroy Seafood Group Asa	(48,094)	(334,998)	16.3
Schibsted ASA	(1,446)	(54,276)	2.6
Yara International ASA	(42,796)	(1,990,024)	96.7

		(6,759,069)

Singapore
CapitaLand Integrated Commercial Trust	(116,000)	(185,327)	9.0
Mapletree Commercial Trust	(60,600)	(93,756)	4.6
Oversea-Chinese Banking Corp. Ltd.	(8,000)	(62,002)	3.0
Wilmar International Ltd.	(80,200)	(317,427)	15.4

		(658,512)

Security	Shares	Value	% of Basket Value

Spain
Almirall SA	(14,642)	$(200,470)	9.7%
Cellnex Telecom SA	(9,289)	(544,185)	26.4
Endesa SA	(25,157)	(642,943)	31.2
Inmobiliaria Colonial Socimi SA	(17,340)	(166,700)	8.1
Telefonica SA	(157,232)	(678,439)	33.0
Viscofan SA	(3,208)	(226,576)	11.0
Zardoya Otis SA	(125,779)	(827,711)	40.2

		(3,287,024)

Sweden
Alfa Laval Ab	(8,036)	(210,598)	10.2
Atlas Copco AB	(4,524)	(211,814)	10.3
Avanza Bank Holding AB	(10,717)	(292,411)	14.2
Beijer Ref AB	(3,390)	(140,624)	6.8
BillerudKorsnas AB	(14,085)	(251,906)	12.2
Embracer Group AB	(30,665)	(691,241)	33.6
Epiroc AB	(9,874)	(189,175)	9.2
EQT AB	(1,926)	(60,035)	2.9
Essity AB	(28,281)	(903,318)	43.9
Hexpol AB	(18,098)	(197,792)	9.6
JM AB	(3,708)	(129,418)	6.3
Lifco AB	(3,599)	(330,384)	16.0
Nibe Industrier AB	(29,331)	(979,051)	47.6
Sandvik AB	(554)	(13,797)	0.7
Tele2 AB	(7,797)	(107,605)	5.2
Telia Co. AB	(326,119)	(1,429,147)	69.4

		(6,138,316)

Switzerland
Banque Cantonale Vaudoise	(924)	(97,770)	4.7
Chocoladefabriken Lindt & Spruengli AG	(3)	(279,099)	13.6
Coca-Cola HBC AG	(7,213)	(212,947)	10.3
Dufry AG	(1,464)	(78,713)	3.8
Helvetia Holding AG	(1,813)	(181,602)	8.8
LafargeHolcim Ltd.	(21,901)	(1,184,312)	57.5
Novartis AG	(7,330)	(662,683)	32.2
Siegfried Holding AG	(247)	(178,658)	8.7
Vifor Pharma AG	(206)	(27,974)	1.4

		(2,903,758)

United Arab Emirates
Network International Holdings PLC	(21,048)	(98,060)	4.8

United Kingdom
Ashtead Group PLC	(1,191)	(60,264)	2.9
Associated British Foods PLC	(23,453)	(677,463)	32.9
Aston Martin Lagonda Global Holdings PLC	(4,181)	(116,291)	5.7
BAE Systems PLC	(15,154)	(95,618)	4.6
Barratt Developments PLC	(17,743)	(154,522)	7.5
BP PLC	(81,713)	(303,642)	14.8
BT Group PLC	(167,849)	(287,806)	14.0
Coca-Cola European Partners PLC	(10,952)	(508,939)	24.7
Derwent London PLC	(2,734)	(118,345)	5.7
Evraz PLC	(130,849)	(894,668)	43.5
Greggs PLC	(13,882)	(393,342)	19.1
HSBC Holdings PLC	(20,049)	(104,908)	5.1
Intermediate Capital Group PLC	(31,671)	(734,585)	35.7
International Consolidated Airlines Group SA	(95,312)	(185,207)	9.0
ITM Power PLC	(57,324)	(429,147)	20.8
JET2 PLC	(5,631)	(101,369)	4.9
London Stock Exchange Group PLC	(8,715)	(1,034,601)	50.3
Melrose Industries PLC	(26,611)	(60,863)	3.0
Ocado Group PLC	(4,405)	(167,217)	8.1

SCHEDULE OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Pentair PLC	(391)	$(21,294)	1.0%
Pets at Home Group PLC	(7,181)	(39,369)	1.9
Phoenix Group Holdings PLC	(1,143)	(10,534)	0.5
Quilter PLC	(600,220)	(1,271,470)	61.8
Reckitt Benckiser Group PLC	(2,966)	(251,453)	12.2
Rolls-Royce Holdings PLC	(455,982)	(569,064)	27.6
Royal Bank of Scotland Group PLC	(87,047)	(174,761)	8.5
Unilever PLC	(7,468)	(434,108)	21.1
Vodafone Group PLC	(889,284)	(1,518,673)	73.8
WH Smith PLC	(2,364)	(49,364)	2.4
Whitbread PLC	(2,225)	(84,964)	4.1

		(10,853,851)

United States
10X Genomics, Inc., Class A	(934)	(159,854)	7.8
3D Systems Corp.	(6,355)	(225,857)	11.0
Abbott Laboratories	(9,676)	(1,195,857)	58.1
Acadia Healthcare Co., Inc.	(3,735)	(189,290)	9.2
AES Corp.	(28,699)	(699,969)	34.0
Air Lease Corp.	(515)	(20,409)	1.0
Albemarle Corp.	(895)	(145,581)	7.1
Alphabet, Inc., Class A	(78)	(142,534)	6.9
American Water Works Co., Inc.	(620)	(98,592)	4.8
Amphenol Corp., Class A	(5,629)	(702,950)	34.1
ANGI Homeservices, Inc.	(11,931)	(166,795)	8.1
Aramark	(14,783)	(506,909)	24.6
Armstrong World Industries, Inc.	(4,200)	(328,482)	16.0
Arthur J Gallagher & Co.	(3,245)	(374,505)	18.2
Ashland Global Holdings, Inc.	(405)	(32,396)	1.6
Automatic Data Processing, Inc.	(3,404)	(562,068)	27.3
Ball Corp.	(4,803)	(422,760)	20.5
Bausch Health Cos., Inc.	(2,008)	(51,238)	2.5
Berkshire Hathaway, Inc., Class B	(2,124)	(483,996)	23.5
BJ’s Wholesale Club Holdings, Inc.	(7,118)	(299,454)	14.5
Booking Holdings, Inc.	(259)	(503,581)	24.5
Boston Beer Co., Inc.	(31)	(28,424)	1.4
Broadcom, Inc.	(2,092)	(942,446)	45.8
Brunswick Corp.	(750)	(64,845)	3.2
Cargurus, Inc.	(13,334)	(390,019)	18.9
CDK Global, Inc.	(7,793)	(388,871)	18.9
CDW Corp.	(2,497)	(328,755)	16.0
Celsius Holdings, Inc.	(324)	(17,302)	0.8
Ceridian HCM Holding, Inc.	(7,736)	(718,752)	34.9
Chart Industries, Inc.	(2,218)	(266,404)	12.9
Cigna Corp.	(1,423)	(308,862)	15.0
Cintas Corp.	(76)	(24,177)	1.2
Clean Harbors, Inc.	(7,058)	(546,713)	26.6
Cleveland-Cliffs, Inc.	(37,599)	(576,769)	28.0
CME Group, Inc.	(5,604)	(1,018,471)	49.5
Colfax Corp.	(399)	(14,811)	0.7
CoreSite Realty Corp.	(1,707)	(229,489)	11.2
Crane Co.	(11,583)	(876,601)	42.6
CSX Corp.	(27,275)	(2,338,968)	113.6
Darling Ingredients, Inc.	(5,762)	(357,302)	17.4
Datadog, Inc., Class A	(927)	(95,249)	4.6
DexCom, Inc.	(838)	(314,124)	15.3
Digital Realty Trust, Inc.	(2,112)	(304,022)	14.8
Digital Turbine, Inc.	(1,683)	(96,284)	4.7
Discovery, Inc.	(7,703)	(319,058)	15.5
Dominion Energy, Inc.	(13,557)	(988,170)	48.0
DR Horton, Inc.	(7,261)	(557,645)	27.1

Security	Shares	Value	% of Basket Value

United States (continued)
DTE Energy Co.	(9,991)	$ (1,186,132)	57.6%
Duke Energy Corp.	(5,054)	(475,076)	23.1
DuPont de Nemours, Inc.	(615)	(48,862)	2.4
Eagle Materials, Inc.	(3,146)	(346,154)	16.8
EastGroup Properties, Inc.	(1,899)	(256,631)	12.5
Encompass Health Corp.	(1,157)	(93,023)	4.5
Equity Commonwealth	(32,207)	(918,222)	44.6
Equity LifeStyle Properties, Inc.	(1,598)	(97,222)	4.7
Equity Residential	(11,924)	(734,995)	35.7
Essential Utilities, Inc.	(19,352)	(895,998)	43.5
Eversource Energy	(7,444)	(651,350)	31.6
eXp World Holdings, Inc.	(630)	(67,152)	3.3
Expedia Group, Inc.	(3,666)	(454,951)	22.1
Fair Isaac Corp.	(308)	(138,634)	6.7
Fastly, Inc., Class A	(2,074)	(226,792)	11.0
Fifth Third Bancorp	(496)	(14,349)	0.7
FirstEnergy Corp.	(10,837)	(333,346)	16.2
Fiserv, Inc.	(5,043)	(517,866)	25.2
Fisker, Inc.	(6,008)	(90,300)	4.4
FleetCor Technologies, Inc.	(1,040)	(252,460)	12.3
Fortune Brands Home & Security, Inc.	(3,022)	(260,647)	12.7
Fox Factory Holding Corp.	(1,970)	(235,691)	11.5
FuelCell Energy, Inc.	(6,254)	(129,833)	6.3
Generac Holdings, Inc.	(237)	(58,402)	2.8
General Electric Co.	(7,513)	(80,239)	3.9
General Motors Co.	(9,922)	(502,847)	24.4
Global Payments, Inc.	(2,925)	(516,321)	25.1
Globe Life, Inc.	(707)	(63,906)	3.1
Hanesbrands, Inc.	(35,608)	(544,446)	26.4
HealthEquity, Inc.	(3,870)	(323,338)	15.7
Helen of Troy Ltd.	(3,763)	(919,113)	44.6
Hudson Pacific Properties, Inc.	(11,489)	(269,302)	13.1
IAC/InterActiveCorp	(3,884)	(815,446)	39.6
Insulet Corp.	(838)	(223,897)	10.9
Intuitive Surgical, Inc.	(1,179)	(881,468)	42.8
Iridium Communications, Inc.	(6,514)	(320,945)	15.6
JB Hunt Transport Services, Inc.	(12,793)	(1,722,705)	83.7
JPMorgan Chase & Co.	(3,591)	(462,054)	22.4
Kansas City Southern	(2,077)	(420,946)	20.4
KB Home	(2,090)	(87,028)	4.2
Keurig Dr Pepper, Inc.	(8,033)	(255,449)	12.4
Lamb Weston Holdings, Inc.	(5,929)	(442,896)	21.5
Landstar System, Inc.	(2,023)	(282,006)	13.7
Leidos Holdings, Inc.	(5,594)	(593,300)	28.8
Lennar Corp.	(1,222)	(101,609)	4.9
Liberty Media Corp-Liberty Formula One, Class C	(1,620)	(65,173)	3.2
Loews Corp.	(4,531)	(205,209)	10.0
LyondellBasell Industries NV, Class A	(2,215)	(189,958)	9.2
MACOM Technology Solutions Holdings, Inc.	(2,487)	(141,411)	6.9
Marathon Petroleum Corp.	(2,983)	(128,746)	6.3
Marriott International, Inc., Class A	(5,976)	(695,069)	33.8
Martin Marietta Materials, Inc.	(508)	(146,004)	7.1
Mattel, Inc.	(27,392)	(496,343)	24.1
McCormick & Co., Inc.	(10,000)	(895,400)	43.5
MDU Resources Group, Inc.	(5,988)	(157,425)	7.6
Medallia Inc.	(1,769)	(73,414)	3.6
Medpace Holdings, Inc.	(81)	(10,756)	0.5
Mid-America Apartment Communities, Inc.	(2,325)	(308,644)	15.0
MKS Instruments, Inc.	(2,764)	(436,905)	21.2
Molina Healthcare, Inc.	(102)	(21,788)	1.1
Monster Beverage Corp.	(396)	(34,385)	1.7

26

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Mosaic Co.	(575)	$(14,927)	0.7%
Nasdaq, Inc.	(1,492)	(201,823)	9.8
Netflix, Inc.	(167)	(88,909)	4.3
New York Times Co.	(240)	(11,902)	0.6
NextEra Energy, Inc.	(13,925)	(1,126,115)	54.7
Norfolk Southern Corp.	(4,946)	(1,170,323)	56.8
NortonLifeLock Inc.	(19,196)	(404,460)	19.6
NRG Energy, Inc.	(13,061)	(540,856)	26.3
Nuance Communications, Inc.	(11,171)	(508,727)	24.7
NVR, Inc.	(99)	(440,202)	21.4
OGE Energy Corp.	(17,394)	(530,865)	25.8
Olin Corp.	(6,320)	(151,111)	7.3
ON Semiconductor Corp.	(6,243)	(215,321)	10.5
ONEOK, Inc.	(7,562)	(301,194)	14.6
Pacific Biosciences of California, Inc.	(3,907)	(126,391)	6.1
Packaging Corp. of America	(180)	(24,203)	1.2
Penske Automotive Group, Inc.	(8,617)	(515,641)	25.0
Polaris Industries, Inc.	(3,696)	(431,212)	20.9
Post Holdings, Inc.	(4,931)	(467,705)	22.7
Progressive Corp.	(4,362)	(380,323)	18.5
Progyny, Inc.	(2,157)	(100,883)	4.9
Public Service Enterprise Group, Inc.	(10,839)	(611,645)	29.7
Q2 Holdings, Inc.	(1,282)	(164,083)	8.0
Qualys, Inc.	(1,518)	(210,197)	10.2
Raytheon Technologies Corp.	(4,246)	(283,336)	13.8
RBC Bearings, Inc.	(1,332)	(222,884)	10.8
ResMed, Inc.	(34)	(6,853)	0.3
Rexford Industrial Realty, Inc.	(546)	(26,721)	1.3
Rexnord Corp.	(10,322)	(390,791)	19.0
Roku, Inc.	(37)	(14,394)	0.7
Rollins, Inc.	(1,843)	(66,385)	3.2
Root, Inc., Class A	(6,910)	(139,271)	6.8
S&P Global, Inc.	(4,754)	(1,507,018)	73.2
Saia, Inc.	(2,259)	(399,278)	19.4
Sanderson Farms, Inc.	(1,234)	(168,058)	8.2
Science Applications International Corp.	(221)	(21,223)	1.0
Scotts Miracle-Gro Co.	(709)	(156,980)	7.6
ServiceNow, Inc.	(40)	(21,726)	1.1
Shockwave Medical, Inc.	(2,133)	(247,513)	12.0
Signature Bank	(1,367)	(225,815)	11.0
Simpson Manufacturing Co., Inc.	(2,760)	(253,920)	12.3
Skillz, Inc.	(13,563)	(374,610)	18.2
SL Green Realty Corp.	(96)	(6,491)	0.3
Southwest Airlines Co.	(1,910)	(83,925)	4.1
Splunk, Inc.	(3,211)	(529,911)	25.7
STAAR Surgical Co.	(699)	(71,703)	3.5
Stanley Black & Decker, Inc.	(278)	(48,230)	2.3
STERIS PLC	(582)	(108,898)	5.3
STORE Capital Corp.	(746)	(23,141)	1.1
Stryker Corp.	(663)	(146,530)	7.1
Sun Communities, Inc.	(794)	(113,645)	5.5
Sysco Corp.	(1,667)	(119,207)	5.8
TCF Financial Corp.	(6,109)	(237,396)	11.5
Tetra Tech, Inc.	(1,227)	(149,166)	7.2
Toll Brothers, Inc.	(4,154)	(212,269)	10.3
TopBuild Corp.	(581)	(116,171)	5.6
TransDigm Group, Inc.	(193)	(106,783)	5.2
UDR, Inc.	(2,689)	(103,392)	5.0
UGI Corp.	(16,976)	(610,966)	29.7
Ulta Salon Cosmetics & Fragrance, Inc.	(382)	(106,868)	5.2
Union Pacific Corp.	(5,425)	(1,071,275)	52.0
Valmont Industries, Inc.	(190)	(36,655)	1.8

Security	Shares	Value	% of Basket Value

United States (continued)
Veeva Systems Inc.	(4,606)	$(1,273,283)	61.8%
VF Corp.	(5,951)	(457,453)	22.2
ViacomCBS, Inc., Class B	(1,605)	(77,843)	3.8
Vistra Energy Corp.	(246)	(4,913)	0.2
WD-40 Co.	(636)	(193,605)	9.4
WEC Energy Group, Inc.	(7,296)	(648,614)	31.5
Westlake Chemical Corp.	(771)	(58,951)	2.9
WEX, Inc.	(661)	(124,665)	6.1
Zillow Group, Inc.	(639)	(88,642)	4.3
Zimmer Biomet Holdings, Inc.	(4,090)	(628,510)	30.5
ZoomInfo Technologies, Inc.	(4,886)	(234,577)	11.4

		(62,805,061)

Total Reference Entity — Short		(153,350,967)

Net Value of Reference Entity — Bank of America N.A		$(2,058,797)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Deutsche Bank A.G. as of period end, termination dates September 06, 2021 to January 19, 2026:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
Aurizon Holdings Ltd.	5,449	$15,370	(2.0)%
Cochlear Ltd.	1,959	294,554	(37.6)
CSR Ltd.	12,705	50,976	(6.5)
Domain Holdings Australia Ltd.	67,714	256,051	(32.7)
Iluka Resources Ltd.	3,596	17,615	(2.3)
Lendlease Corp Ltd.	6,729	61,350	(7.8)
Link Administration Holdings Ltd.	7,664	27,766	(3.6)
Medibank Pvt Ltd.	4,926	10,942	(1.4)
Mirvac Group	23,271	41,994	(5.4)
Perpetual Ltd.	4,636	113,688	(14.5)
Platinum Asset Management Ltd.	11,738	37,014	(4.7)
Technology One Ltd.	35,549	233,454	(29.8)
Vicinity Centres	11,727	13,645	(1.7)

		1,174,419

Austria
ANDRITZ AG	379	18,005	(2.3)

Belgium
Elia Group SA/NV	382	45,972	(5.9)

Bermuda
Arch Capital Group Ltd.	1,660	52,141	(6.7)

Canada
Lululemon Athletica, Inc.	78	25,637	(3.3)

Denmark
AP Moeller - Maersk A/S, Class B	48	99,625	(12.7)
ISS A/S	3,125	53,669	(6.9)
SimCorp A/S	265	34,300	(4.4)
Vestas Wind Systems A/S	4	859	(0.1)

		188,453

Finland
TietoEVRY OYJ	1,453	47,743	(6.1)

SCHEDULE OF INVESTMENTS	27

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

France
ALD SA	1,332	$18,268	(2.3)%
Amundi SA	2,833	210,836	(26.9)
Atos SE	2,219	170,285	(21.7)
Cie de Saint-Gobain	19	945	(0.1)
CNP Assurances	9,794	148,438	(19.0)
Electricite de France SA	1,008	12,534	(1.6)
JCDecaux SA	315	6,120	(0.8)
Renault SA	329	13,992	(1.8)
Rexel SA	2,527	38,453	(4.9)
Valeo SA	332	12,359	(1.6)
Vinci SA	226	20,957	(2.7)

		653,187

Germany
adidas AG	61	19,342	(2.5)
alstria office REIT-AG	2,101	36,205	(4.6)
Bayerische Motoren Werke AG	289	24,469	(3.1)
Capital Stage AG	2,985	81,249	(10.4)
Freenet AG	3,578	74,708	(9.5)
Hella GmbH & Co. KGaA	2,158	131,563	(16.8)
LEG Immobilien AG	263	37,701	(4.8)
Scout24 AG	646	49,879	(6.4)
SMA Solar Technology AG	361	26,331	(3.4)
Solarworld AG	10	5	(0.0)
Suedzucker AG	2,222	32,385	(4.1)
Talanx AG	4,257	158,976	(20.3)
Wacker Chemie AG	131	18,959	(2.4)

		691,772

Hong Kong
Budweiser Brewing Co. APAC Ltd.	3,800	12,705	(1.6)
Cathay Pacific Airways Ltd.	16,000	12,319	(1.6)
CLP Holdings Ltd.	3,000	28,154	(3.6)
Dah Sing Financial Holdings Ltd.	16,800	47,539	(6.1)
Hutchison Port Holdings Trust	163,800	33,451	(4.3)
Hutchison Telecommunications Hong Kong Holdings Ltd.	28,000	4,434	(0.6)
Hysan Development Co. Ltd.	13,000	47,144	(6.0)
Kerry Properties Ltd.	12,500	32,352	(4.1)
New World Development Co. Ltd.	15,000	69,451	(8.9)
NWS Holdings Ltd.	80,000	76,917	(9.8)
Swire Properties Ltd.	12,400	35,943	(4.6)
Xinyi Glass Holdings Ltd.	6,000	14,514	(1.8)

		414,923

Ireland
AIB Group PLC	15,340	27,365	(3.5)
Bank of Ireland Group PLC	4,932	18,435	(2.3)
Grafton Group PLC	2,359	27,853	(3.6)
Kingspan Group PLC	364	24,737	(3.2)

		98,390

Israel
Alony Hetz Properties & Investments Ltd.	3,678	46,222	(5.9)
Bank Leumi Le-Israel BM	3,862	23,799	(3.1)
Energix-Renewable Energies Ltd.	25,836	96,422	(12.3)

		166,443

Italy
Banca Generali SpA	2,818	87,374	(11.2)
Enel SpA	2,687	26,650	(3.4)

Security	Shares	Value	% of Basket Value

Italy (continued)
Technogym SpA	1,316	$13,442	(1.7)%
Unipol Gruppo SpA	69,938	306,858	(39.2)
UnipolSai Assicurazioni SpA	4,278	10,836	(1.4)

		445,160

Japan
Aisin Seiki Co. Ltd.	2,400	73,766	(9.4)
Casio Computer Co. Ltd.	4,200	74,201	(9.5)
Credit Saison Co. Ltd.	4,000	45,627	(5.8)
Dai Nippon Printing Co. Ltd.	1,700	29,303	(3.7)
Daicel Corp.	6,600	50,207	(6.4)
Daifuku Co. Ltd.	600	68,477	(8.7)
DIC Corp.	500	12,242	(1.6)
Dip Corp.	2,700	74,099	(9.5)
DMG Mori Co. Ltd.	1,500	23,553	(3.0)
Ebara Corp.	1,500	51,790	(6.6)
Hino Motors Ltd.	2,800	24,134	(3.1)
Hirose Electric Co. Ltd.	100	15,701	(2.0)
Hitachi Transport System Ltd.	1,400	41,147	(5.3)
Hoshizaki Corp.	300	26,628	(3.4)
Japan Post Holdings Co. Ltd.	7,100	56,463	(7.2)
Kamigumi Co. Ltd.	4,700	82,913	(10.6)
Keisei Electric Railway Co. Ltd.	800	27,163	(3.5)
Koito Manufacturing Co. Ltd.	600	38,712	(4.9)
Kokuyo Co. Ltd.	1,900	24,730	(3.2)
Konica Minolta, Inc.	13,200	57,263	(7.3)
Kuraray Co. Ltd.	6,500	69,637	(8.9)
Kyoritsu Maintenance Co. Ltd.	400	12,952	(1.7)
Kyowa Exeo Corp.	3,000	78,332	(10.0)
Kyushu Railway Co.	1,200	25,201	(3.2)
Lintec Corp.	3,300	74,747	(9.6)
Mabuchi Motor Co. Ltd.	1,200	49,484	(6.3)
McDonald’s Holdings Co. Japan Ltd.	1,400	68,271	(8.7)
Mitsubishi Materials Corp.	3,700	78,616	(10.0)
NGK Spark Plug Co. Ltd.	1,200	22,385	(2.9)
Nippon Paper Industries Co. Ltd.	1,100	13,431	(1.7)
Nippon Yusen KK	1,900	43,764	(5.6)
Nisshinbo Holdings, Inc.	2,100	15,620	(2.0)
Nomura Real Estate Holdings, Inc.	2,200	49,139	(6.3)
Pola Orbis Holdings, Inc.	700	14,013	(1.8)
Relo Group, Inc.	900	22,392	(2.9)
Rengo Co. Ltd.	1,400	11,644	(1.5)
Resorttrust, Inc.	1,400	19,820	(2.5)
Sankyu, Inc.	400	15,061	(1.9)
SG Holdings Co. Ltd.	2,200	56,392	(7.2)
Shimadzu Corp.	3,000	114,694	(14.7)
Skylark Co. Ltd.	800	13,143	(1.7)
Stanley Electric Co. Ltd.	400	12,513	(1.6)
Sumitomo Realty & Development Co. Ltd.	600	18,111	(2.3)
Tokyo Seimitsu Co. Ltd.	600	27,742	(3.5)
Tokyo Tatemono Co. Ltd.	1,400	18,901	(2.4)
Toppan Printing Co. Ltd.	1,400	19,911	(2.5)
Toshiba TEC Corp.	1,100	40,874	(5.2)
Toyota Boshoku Corp.	2,100	33,953	(4.3)
TS Tech Co. Ltd.	900	26,055	(3.3)
Ushio, Inc.	3,800	49,145	(6.3)

28

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Yamaha Corp.	1,100	$61,992	(7.9)%
Zenkoku Hosho Co. Ltd.	400	17,855	(2.3)

		2,093,909

Luxembourg
RTL Group SA	2,824	161,532	(20.6)
SES SA	7,196	61,341	(7.9)

		222,873

Netherlands
GrandVision NV	584	17,364	(2.2)
NN Group NV	2,938	122,372	(15.6)

		139,736

New Zealand
Kiwi Property Group Ltd.	33,071	30,482	(3.9)

Norway
NEL ASA	6,689	23,625	(3.0)
Scatec Solar ASA	9,120	345,093	(44.1)

		368,718

Portugal
Galp Energia SGPS SA	4,026	40,409	(5.2)

Puerto Rico
Popular, Inc.	1,022	57,998	(7.4)

Singapore
Frasers Centrepoint Ltd.	54,000	49,797	(6.4)
SIA Engineering Co. Ltd.	83,600	118,775	(15.2)
Singapore Post Ltd.	161,700	83,740	(10.7)
Singapore Technologies Engineering Ltd.	16,700	46,561	(5.9)
StarHub Ltd.	15,000	14,420	(1.8)

		313,293

Spain
Acciona SA	87	13,039	(1.7)
Bankinter SA	32	180	(0.0)
Industria de Diseno Textil SA	428	12,720	(1.6)

		25,939

Sweden
Boliden AB	526	17,235	(2.2)
ICA Gruppen AB	1,491	74,736	(9.5)

		91,971

Switzerland
Adecco Group AG	442	27,610	(3.5)
Cembra Money Bank AG	98	10,647	(1.3)
Clariant AG	3,049	64,779	(8.3)
Credit Suisse Group AG	6,185	81,132	(10.3)
PSP Swiss Property AG, Registered Shares	1,063	135,999	(17.4)
Siemens Energy AG	352	13,063	(1.7)
Sonova Holding AG	720	173,692	(22.2)
Sulzer AG	863	92,970	(11.9)
Swatch Group AG	54	15,555	(2.0)
Swiss Re AG	733	64,729	(8.3)

		680,176

United Kingdom
3i Group PLC	1,059	16,048	(2.0)
Electrocomponents PLC	3,029	36,276	(4.6)
Howden Joinery Group PLC	14,434	132,344	(16.9)
Inchcape PLC	13,697	124,141	(15.9)
Janus Henderson Group PLC	681	20,948	(2.7)

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Liberty Global PLC, Class C	1,833	$44,285	(5.7)%
Linde PLC	51	12,453	(1.6)
Micro Focus International PLC	6,295	37,963	(4.8)
Pennon Group PLC	8,440	107,775	(13.8)
Rentokil Initial PLC	11,043	75,290	(9.6)
Rotork PLC	5,516	24,463	(3.1)

		631,986

United States
ACADIA Pharmaceuticals, Inc.	1,856	89,181	(11.4)
Air Products & Chemicals, Inc.	80	21,341	(2.7)
Alaska Air Group, Inc.	1,207	58,938	(7.5)
Amdocs Ltd.	957	67,583	(8.6)
Antero Midstream Corp.	3,189	25,831	(3.3)
Avnet, Inc.	573	20,233	(2.6)
Axalta Coating Systems Ltd.	1,446	39,028	(5.0)
Baker Hughes, Inc. Class A	537	10,788	(1.4)
Broadridge Financial Solutions, Inc.	163	23,034	(2.9)
Brooks Automation, Inc.	345	26,137	(3.3)
Burlington Stores, Inc.	144	35,842	(4.6)
Carrier Global Corp.	1,069	41,156	(5.3)
Cerence, Inc.	296	33,125	(4.2)
Cloudera, Inc.	3,049	46,558	(6.0)
Columbia Sportswear Co.	241	21,078	(2.7)
Concentrix Corp.	1,422	152,040	(19.4)
Continental Resources, Inc.	110	2,166	(0.3)
CryoPort, Inc.	365	24,893	(3.2)
DISH Network Corp., Class A	4,778	138,658	(17.7)
Dolby Laboratories, Inc., Class A	1,012	89,086	(11.4)
Edison International	2,468	143,539	(18.3)
EQT Corp.	2,507	40,889	(5.2)
Equitrans Midstream Corp.	24,047	159,913	(20.4)
Everbridge, Inc.	636	84,543	(10.8)
Five9, Inc.	312	51,870	(6.6)
Flex Ltd.	4,011	70,754	(9.0)
Ford Motor Co.	3,554	37,424	(4.8)
Halliburton Co.	7,126	125,631	(16.0)
Hasbro, Inc.	991	92,976	(11.9)
Henry Schein, Inc.	470	30,949	(4.0)
Hewlett Packard Enterprise Co.	1,582	19,522	(2.5)
Hill-Rom Holdings, Inc.	427	41,009	(5.2)
Ingersoll Rand, Inc.	1,094	45,773	(5.8)
Ingredion, Inc.	556	41,961	(5.4)
Interactive Brokers Group, Inc., Class A	1,791	109,591	(14.0)
International Game Technology PLC	631	10,165	(1.3)
Intuit, Inc.	983	355,089	(45.4)
Jacobs Engineering Group, Inc.	140	14,134	(1.8)
L Brands, Inc.	1,153	46,996	(6.0)
Lattice Semiconductor Corp.	910	36,500	(4.7)
Leggett & Platt, Inc.	253	10,373	(1.3)
LKQ Corp.	3,540	124,219	(15.9)
Match Group, Inc.	138	19,301	(2.5)
MAXIMUS, Inc.	1,040	78,062	(10.0)
Mercury Systems, Inc.	1,469	104,387	(13.3)
Murphy USA, Inc.	1,219	151,851	(19.4)
National Instruments Corp.	3,419	141,547	(18.1)
Newmont Corp.	264	15,734	(2.0)
PVH Corp.	248	21,144	(2.7)
Rackspace Technology, Inc.	808	18,673	(2.4)
Ross Stores, Inc.	142	15,803	(2.0)
Royal Caribbean Cruises Ltd.	621	40,365	(5.2)
Sealed Air Corp.	1,920	81,158	(10.4)

SCHEDULE OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Sensata Technologies Holding PLC	231	$12,590	(1.6)%
Sims Ltd.	9,735	90,376	(11.5)
Sotera Health Co.	2,502	65,277	(8.3)
SYNNEX Corp.	280	22,854	(2.9)
Tapestry, Inc.	378	11,952	(1.5)
Tempur Sealy International, Inc.	4,024	106,234	(13.6)
Terminix Global Holdings, Inc.	472	22,505	(2.9)
Texas Roadhouse, Inc.	405	30,865	(3.9)
Tractor Supply Co.	186	26,364	(3.4)
Truist Financial Corp.	3,419	164,044	(21.0)
Trupanion, Inc.	294	32,987	(4.2)
United Airlines Holdings, Inc.	3,427	137,046	(17.5)
United Parcel Service, Inc., Class B	542	84,010	(10.7)
Varonis Systems, Inc.	142	25,101	(3.2)
Vontier Corp.	2,064	66,936	(8.6)
Vroom, Inc.	3,748	138,039	(17.6)
Wendy’s Co.	5,453	111,241	(14.2)
Zions Bancorp NA	753	33,237	(4.2)
Zscaler, Inc.	115	22,966	(2.9)

		4,553,165

Total Reference Entity — Long		13,272,900

Reference Entity — Short

Common Stocks

Argentina
MercadoLibre, Inc.	(62)	(110,330)	14.1

Australia
Beach Energy Ltd.	(40,017)	(49,774)	6.4
CIMIC Group Ltd.	(4,349)	(81,564)	10.4
Domino’s Pizza Enterprises Ltd.	(180)	(12,587)	1.6
Incitec Pivot Ltd.	(6,463)	(12,951)	1.7
Insurance Australia Group Ltd.	(12,606)	(46,467)	5.9
Kogan.com Ltd.	(2,920)	(39,861)	5.1
NEXTDC Ltd.	(6,853)	(60,343)	7.7
Oil Search Ltd.	(6,295)	(18,507)	2.4
OZ Minerals Ltd.	(1,705)	(24,117)	3.1
Santos Ltd.	(9,715)	(47,884)	6.1
Seven Group Holdings Ltd.	(2,518)	(42,819)	5.5
South32 Ltd.	(14,739)	(28,426)	3.6
Stockland	(10,958)	(36,981)	4.7
TPG Telecom Ltd.	(26,349)	(147,926)	18.9
Vocus Group Ltd.	(7,362)	(23,029)	2.9
Wesfarmers Ltd.	(334)	(13,864)	1.8

		(687,100)

Austria
OMV AG	(1,549)	(64,999)	8.3

Belgium
Ackermans & van Haaren NV	(350)	(53,495)	6.8
Aedifica SA	(355)	(42,841)	5.5

		(96,336)

France
Accor SA	(5,168)	(173,778)	22.2
Airbus SE	(149)	(14,983)	1.9
Elis SA	(1,860)	(28,014)	3.6
Eurazeo SE	(1,376)	(96,368)	12.3

Security	Shares	Value	% of Basket Value

France (continued)
LVMH Moet Hennessy Louis Vuitton SE	(114)	$(68,924)	8.8%
Veolia Environnement SA	(1,533)	(40,852)	5.2

		(422,919)

Germany
Carl Zeiss Meditec Ag Br	(426)	(66,578)	8.5
Evotec SE	(9,176)	(360,705)	46.1
LANXESS AG	(1,090)	(82,115)	10.5
Rational AG	(199)	(191,627)	24.5
Rheinmetall AG	(613)	(64,728)	8.3
Sartorius AG	(151)	(75,061)	9.6
Sixt SE	(961)	(111,664)	14.2
Stroeer SE & Co. KGaA	(126)	(11,354)	1.4

		(963,832)

Hong Kong
CK Hutchison Holdings Ltd.	(127,500)	(879,881)	112.4
Man Wah Holdings Ltd.	(6,800)	(14,998)	1.9

		(894,879)

Ireland
DCC PLC	(261)	(19,635)	2.5
Smurfit Kappa Group PLC	(1,166)	(56,147)	7.2

		(75,782)

Israel
Shikun & Binui Ltd.	(19,726)	(112,837)	14.4

Italy
A2A SpA	(40,432)	(65,564)	8.4
BPER Banca	(16,322)	(29,986)	3.8
Buzzi Unicem SpA	(1,007)	(24,776)	3.2
DiaSorin SpA	(258)	(56,420)	7.2
Hera SpA	(25,434)	(88,855)	11.3
Interpump Group SpA	(111)	(4,978)	0.6
Snam SpA	(9,972)	(52,290)	6.7

		(322,869)

Japan
77 Bank Ltd.	(1,500)	(18,859)	2.4
Chugoku Bank Ltd.	(5,000)	(38,902)	5.0
Concordia Financial Group Ltd.	(3,800)	(13,752)	1.8
Fancl Corp.	(1,100)	(40,387)	5.2
Fujitsu Ltd.	(100)	(15,260)	1.9
Fukuoka Financial Group, Inc.	(2,200)	(39,355)	5.0
JTOWER, Inc.	(400)	(43,181)	5.5
Kikkoman Corp.	(500)	(35,281)	4.5
Kurita Water Industries Ltd.	(1,800)	(73,062)	9.3
Kyowa Kirin Co. Ltd.	(3,600)	(106,708)	13.6
Kyushu Financial Group, Inc.	(2,800)	(11,198)	1.4
LIXIL Group Corp.	(4,000)	(93,281)	11.9
Mitsui Fudosan Logistics Park, Inc.	(5)	(24,996)	3.2
Miura Co. Ltd.	(1,100)	(62,630)	8.0
NGK Insulators Ltd.	(5,500)	(96,318)	12.3
Nomura Real Estate Master Fund, Inc.	(9)	(13,703)	1.8
Oji Holdings Corp.	(2,800)	(16,928)	2.2
Pan Pacific International Holdings Corp.	(1,900)	(42,666)	5.4
Sansan, Inc.	(800)	(64,162)	8.2
Suzuken Co. Ltd./Aichi Japan	(700)	(27,110)	3.5
Taiyo Nippon Sanso Corp.	(700)	(13,494)	1.7
TechnoPro Holdings, Inc.	(500)	(38,071)	4.9
Toho Co. Ltd.	(1,000)	(38,735)	4.9
Tokuyama Corp.	(700)	(17,473)	2.2

30

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Toyo Suisan Kaisha Ltd.	(900)	$(44,293)	5.7%
Unicharm Corp.	(700)	(31,395)	4.0
Yamato Kogyo Co. Ltd.	(3,100)	(78,344)	10.0
Z Holdings Corp.	(2,000)	(12,425)	1.6

		(1,151,969)

Morocco
Lynas Corp. Ltd.	(5,773)	(20,973)	2.7

Netherlands
Aalberts NV	(4,344)	(196,103)	25.0
Stellantis NV	(1,385)	(21,060)	2.7

		(217,163)

New Zealand
a2 Milk Co. Ltd.	(8,576)	(70,726)	9.1
a2 Milk Co. Ltd.	(16,251)	(132,332)	16.9
Ryman Healthcare Ltd.	(2,334)	(25,928)	3.3

		(228,986)

Norway
Dnb Asa	(4,526)	(88,114)	11.2
Leroy Seafood Group Asa	(9,073)	(63,198)	8.1
Telenor ASA	(227,686)	(3,775,916)	482.3

		(3,927,228)

Spain
Endesa SA	(1,894)	(48,405)	6.2
Inmobiliaria Colonial Socimi SA	(4,693)	(45,117)	5.7
Viscofan SA	(1,698)	(119,927)	15.3
Zardoya Otis SA	(32,804)	(215,873)	27.6

		(429,322)

Sweden
Hexpol AB	(392)	(4,284)	0.6
Investment AB Latour	(1,312)	(29,405)	3.8
Lifco AB	(597)	(54,804)	7.0
Nibe Industrier AB	(1,224)	(40,856)	5.2
PowerCell Sweden AB	(11,623)	(520,970)	66.5
Sandvik AB	(3,863)	(96,208)	12.3

		(746,527)

Switzerland
Siegfried Holding AG	(39)	(28,209)	3.6
SIG Combibloc Group AG	(470)	(11,156)	1.4

		(39,365)

United Kingdom
Aston Martin Lagonda Global Holdings PLC	(872)	(24,254)	3.1
BAE Systems PLC	(1,891)	(11,932)	1.5
Coca-Cola European Partners PLC	(455)	(21,144)	2.7
Dechra Pharmaceuticals PLC	(369)	(18,231)	2.3
Evraz PLC	(14,054)	(96,093)	12.3
Games Workshop Group PLC	(404)	(57,008)	7.3
Intermediate Capital Group PLC	(4,122)	(95,607)	12.2
JET2 PLC	(4,419)	(79,551)	10.2
Ocado Group PLC	(811)	(30,786)	3.9
Pets at Home Group PLC	(3,835)	(21,025)	2.7
Quilter PLC	(14,982)	(31,737)	4.0
Vodafone Group PLC	(21,798)	(37,225)	4.8
Whitbread PLC	(1,206)	(45,832)	5.9

		(570,425)

United States
10X Genomics, Inc., Class A	(72)	(12,323)	1.6
Altria Group, Inc.	(1,681)	(69,055)	8.8

Security	Shares	Value	% of Basket Value

United States (continued)
American Water Works Co., Inc.	(275)	$(43,731)	5.6%
Appian Corp.	(848)	(185,254)	23.7
Aramark	(742)	(25,443)	3.2
Armstrong World Industries, Inc.	(36)	(2,816)	0.4
Arthur J Gallagher & Co.	(267)	(30,814)	3.9
Broadcom, Inc.	(78)	(35,139)	4.5
C3.ai, Inc.	(2,721)	(379,852)	48.5
Ceridian HCM Holding, Inc.	(349)	(32,426)	4.1
Ciena Corp.	(485)	(25,894)	3.3
Cincinnati Financial Corp.	(187)	(15,725)	2.0
Clean Harbors, Inc.	(732)	(56,701)	7.2
Delta Air Lines, Inc.	(796)	(30,216)	3.9
Digital Realty Trust, Inc.	(504)	(72,551)	9.3
Dominion Energy, Inc.	(1,531)	(111,595)	14.3
DoorDash, Inc.	(2,841)	(549,080)	70.1
DR Horton, Inc.	(969)	(74,419)	9.5
Duke Energy Corp.	(943)	(88,642)	11.3
Eagle Materials, Inc.	(190)	(20,906)	2.7
eXp World Holdings, Inc.	(432)	(46,047)	5.9
Expedia Group, Inc.	(244)	(30,280)	3.9
Fastly, Inc., Class A	(899)	(98,306)	12.6
Fisker, Inc.	(1,735)	(26,077)	3.3
Global Payments, Inc.	(171)	(30,185)	3.9
Healthcare Realty Trust, Inc.	(1,243)	(37,302)	4.8
JPMorgan Chase & Co.	(102)	(13,124)	1.7
KB Home	(538)	(22,402)	2.9
Lemonade, Inc.	(365)	(53,016)	6.8
Liberty Media Corp-Liberty Formula One	(100)	(4,023)	0.5
MACOM Technology Solutions Holdings, Inc.	(232)	(13,192)	1.7
Marriott International, Inc., Class A	(143)	(16,632)	2.1
Martin Marietta Materials, Inc.	(237)	(68,116)	8.7
Microchip Technology, Inc.	(410)	(55,805)	7.1
MKS Instruments, Inc.	(414)	(65,441)	8.4
Molina Healthcare, Inc.	(60)	(12,817)	1.6
Netflix, Inc.	(111)	(59,095)	7.5
Norfolk Southern Corp.	(63)	(14,907)	1.9
Nuance Communications, Inc.	(188)	(8,562)	1.1
NVR, Inc.	(5)	(22,232)	2.8
Peloton Interactive, Inc.	(121)	(17,682)	2.3
Penske Automotive Group, Inc.	(497)	(29,740)	3.8
Q2 Holdings, Inc.	(93)	(11,903)	1.5
Raytheon Technologies Corp.	(162)	(10,810)	1.4
Sanderson Farms, Inc.	(80)	(10,895)	1.4
Science Applications International Corp.	(348)	(33,418)	4.3
Scotts Miracle-Gro Co.	(146)	(32,326)	4.1
Shockwave Medical, Inc.	(468)	(54,307)	6.9
Skillz, Inc.	(1,490)	(41,154)	5.3
Stanley Black & Decker, Inc.	(250)	(43,373)	5.5
Tetra Tech, Inc.	(194)	(23,585)	3.0
Toll Brothers, Inc.	(462)	(23,608)	3.0
TransDigm Group, Inc.	(26)	(14,385)	1.8
Ulta Salon Cosmetics & Fragrance, Inc.	(219)	(61,267)	7.8
WEX, Inc.	(18)	(3,395)	0.4

		(2,971,991)

Total Reference Entity — Short		(14,055,832)

Net Value of Reference Entity — Deutsche Bank A.G		$(782,932)

SCHEDULE OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination dates February 27, 2023 to February 28, 2023:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AUB Group Ltd.	7,832	$97,087	114.6%
Austal Ltd.	28,815	56,234	66.4
Blackmores Ltd.	4,389	246,055	290.5
Brickworks Ltd.	14,710	208,667	246.3
Centuria Office REIT	6,749	10,038	11.8
Charter Hall Education Trust	45,208	106,578	125.8
Charter Hall Long Wale REIT	50,628	177,426	209.4
Charter Hall Retail REIT	102,622	277,138	327.1
Dicker Data Ltd.	4,573	40,219	47.5
Growthpoint Properties Australia Ltd.	79,338	192,939	227.8
Healius Ltd.	15,852	47,006	55.5
Lifestyle Communities Ltd.	41,933	402,052	474.6
Netwealth Group Ltd.	3,004	39,425	46.5
PolyNovo Ltd.	13,110	26,136	30.9
SeaLink Travel Group Ltd.	15,985	78,675	92.9
Southern Cross Media Group Ltd.	33,006	54,124	63.9
Steadfast Group Ltd.	101,727	309,194	365.0
Tassal Group Ltd.	256,418	680,705	803.5
United Malt Grp Ltd.	26,550	80,774	95.4
Waypoint REIT	40,354	78,877	93.1

		3,209,349

Austria
Oesterreichische Post AG	7,042	297,813	351.6
UNIQA Insurance Group AG	16,954	131,333	155.0

		429,146

Belgium
Akka Technologies	2,344	65,269	77.1
bpost SA	1,707	20,195	23.8
Cie d’Entreprises CFE	828	84,031	99.2
Fagron	6,109	151,060	178.3
Montea C.V.A	815	99,371	117.3
Retail Estates NV	287	20,938	24.7
Xior Student Housing NV	1,119	68,340	80.7

		509,204

Bermuda
Argo Group International Holdings Ltd.	4,995	201,548	237.9
Enstar Group Ltd.	729	145,953	172.3
Triton International Ltd.	9,768	452,649	534.3

		800,150

Canada
Aecon Group, Inc.	17,596	227,045	268.0
Altius Minerals Corp.	16,230	187,335	221.1
ATS Automation Tooling Systems, Inc.	1,303	22,356	26.4
Badger Daylighting Ltd.	9,671	282,321	333.3
Birchcliff Energy Ltd.	68,162	115,136	135.9
Canada Goose Holdings Inc.	16,514	552,339	652.0
Canfor Corp.	9,508	175,549	207.2
Celestica, Inc.	11,518	93,405	110.3
Chorus Aviation Inc.	46,939	119,665	141.3
Docebo, Inc.	697	34,339	40.5
Dream Office Real Estate Investment Trust	6,681	100,313	118.4

Security	Shares	Value	% of Basket Value

Canada (continued)
Endeavour Silver Corp.	32,687	$162,061	191.3%
First National Financial Corp.	4,582	156,585	184.9
Fortuna Silver Mines Inc.	14,984	115,888	136.8
Hudbay Minerals Inc.	49,615	282,461	333.4
IMAX Corp.	5,160	97,524	115.1
Jamieson Wellness Inc.	7,155	200,592	236.8
Killam Apartment Real Estate Investment Trust	8,857	121,626	143.6
Knight Therapeutics, Inc.	16,335	67,576	79.8
Laurentian Bank of Canada	1,057	25,542	30.2
Maple Leaf Foods, Inc.	4,895	95,661	112.9
Martinrea International, Inc.	2,638	27,974	33.0
Morguard North American Residential Real Estate Investment Trust	14,792	173,166	204.4
MTY Food Group Inc.	3,768	150,926	178.2
NexGen Energy Ltd.	15,027	42,422	50.1
NFI Group Inc.	5,431	119,599	141.2
NorthWest Healthcare Properties Real Estate
Investment Trust	28,298	285,248	336.7
Osisko Mining, Inc.	47,332	115,114	135.9
PrairieSky Royalty Ltd.	17,618	145,491	171.8
Russel Metals, Inc.	4,257	76,435	90.2
Sandstorm Gold Ltd.	82,095	529,645	625.2
Savaria Corp.	15,219	199,469	235.5
Silvercorp Metals, Inc.	6,987	45,077	53.2
SilverCrest Metals, Inc.	2,446	24,656	29.1
Spin Master Corp.	19,076	405,761	479.0
Summit Industrial Income REIT	22,843	236,513	279.2
Tricon Capital Group, Inc.	46,264	441,385	521.0
Well Health Technologies Corp.	30,366	178,100	210.2
WPT Industrial Real Estate Investment Trust	2,249	35,264	41.6
Zymeworks, Inc.	1,756	59,388	70.1

		6,526,952

Denmark
INVISIO AB	3,976	94,055	111.0
Matas AS	10,000	124,335	146.8
NKT Holding AS	4,442	182,016	214.9
Per Aarsleff Holding AS	736	34,018	40.1
Spar Nord Bank AS	30,474	277,793	327.9
Zealand Pharma AS	1,207	38,857	45.9

		751,074

Finland
Aktia Bank OYJ	19,076	220,616	260.4
Oriola Oyj	974	2,394	2.8
YIT OYJ	111,375	662,020	781.5

		885,030

France
Albioma SA	12,231	622,660	735.0
Cie des Alpes	1,180	24,895	29.4
Coface SA	885	8,706	10.3
Mersen SA	5,416	165,354	195.2
Metropole Television SA	14,771	251,313	296.7
Sopra Steria Group	535	88,753	104.8
Television Francaise 1	49,122	426,822	503.8

		1,588,503

Georgia
Bank of Georgia Group PLC	10,176	159,620	188.4

Germany
ADVA Optical Networking SE	2,700	29,543	34.9

32

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Basler AG	549	$56,411	66.6%
BayWa AG	1,496	58,746	69.3
Borussia Dortmund GmbH & Co. KGaA	5,448	33,938	40.1
Cewe Stiftung & Co. KGAA	309	41,474	49.0
Deutsche Beteiligungs AG	1,346	58,804	69.4
Deutz AG	17,674	114,687	135.4
Draegerwerk AG & Co. KGaA	271	22,409	26.5
Elmos Semiconductor AG	50	1,989	2.3
Hamburger Hafen und Logistik AG	9,385	202,727	239.3
Indus Holding AG	475	19,253	22.7
JOST Werke AG	159	8,060	9.5
Kloeckner & Co. SE	30,549	279,440	329.9
Krones AG	2,527	209,168	246.9
METRO AG	20,987	135,112	159.5
MLP AG	35,690	252,940	298.6
New Work SE	517	143,362	169.2
PNE AG	5,521	51,943	61.3
Wuestenrot & Wuerttembergische AG	10,370	212,427	250.8

		1,932,433

Gibraltar
888 Holdings PLC	47,461	196,387	231.8

Hong Kong
Health & Happiness H&H International Holdings Ltd.	40,500	197,325	232.9

Ireland
COSMO Pharmaceuticals NV	757	69,110	81.6
Dalata Hotel Group PLC	15,811	64,086	75.6
Keywords Studios PLC	4,524	168,893	199.4

		302,089

Israel
Altshuler Shaham Provident Funds & Pension Ltd.	12,044	65,079	76.8
Big Shopping Centers Ltd.	677	72,276	85.3
Blue Square Real Estate Ltd.	408	25,309	29.9
Caesarstone Ltd.	4,661	58,635	69.2
Compugen Ltd.	2,767	33,647	39.7
Elco Ltd.	2,394	119,376	140.9
Enlight Renewable Energy Ltd.	66,977	124,297	146.7
Fattal Holdings 1998 Ltd.	684	66,312	78.3
FIBI Holdings Ltd.	12,743	380,801	449.5
Fox Wizel Ltd.	371	34,042	40.2
IDI Insurance Co. Ltd.	2,906	87,698	103.5
Inmode Ltd.	464	27,311	32.2
Isras Investment Co. Ltd.	621	124,924	147.5
M Yochananof & Sons Ltd.	1,760	80,813	95.4
Mega Or Holdings Ltd.	1,753	51,135	60.4
Menora Mivtachim Holdings Ltd.	10,181	168,838	199.3
One Software Technologies Ltd.	382	45,371	53.6
OPC Energy Ltd.	3,971	43,810	51.7
Radware Ltd.	5,414	153,487	181.2
Summit Real Estate Holdings Ltd.	4,712	65,027	76.8

		1,828,188

Italy
ASTM SpA	1,947	43,321	51.1
Brunello Cucinelli SpA	747	29,902	35.3
De’ Longhi SpA	2,629	94,351	111.4
doBank SpA	2,671	32,219	38.0
ERG SpA	18,877	575,607	679.5

Security	Shares	Value	% of Basket Value

Italy (continued)
Falck Renewables SpA	14,598	$112,423	132.7%
GVS SPA	7,081	128,467	151.7
Italmobiliare SpA	786	26,132	30.8
Maire Tecnimont SpA	84,333	192,391	227.1
Piaggio & C SpA	25,233	89,454	105.6
Sesa SpA	261	30,627	36.2

		1,354,894

Japan
Aeon Delight Co. Ltd.	3,100	81,180	95.8
Aichi Steel Corp.	8,400	245,085	289.3
Akatsuki, Inc.	2,000	90,865	107.3
Anicom Holdings, Inc.	8,600	93,257	110.1
AOKI Holdings Inc.	100	510	0.6
Aruhi Corp.	7,600	125,227	147.8
Asahi Holdings, Inc.	12,700	483,531	570.8
Belc Co. Ltd.	2,700	152,742	180.3
Belluna Co. Ltd.	4,400	48,257	57.0
Canon Electronics, Inc.	26,100	437,933	517.0
Chiyoda Co. Ltd.	6,200	54,979	64.9
Chori Co. Ltd.	8,700	126,821	149.7
CI Takiron Corp.	39,300	244,420	288.5
Citizen Watch Co. Ltd.	114,300	347,550	410.3
cocokara fine, Inc.	4,100	267,016	315.2
CONEXIO Corp.	17,900	233,782	276.0
COOKPAD, Inc.	8,500	25,189	29.7
CRE Logistics REIT, Inc.	157	229,861	271.3
Dai-Dan Co. Ltd.	5,300	143,820	169.8
Daiho Corp.	3,100	110,225	130.1
Daiichi Jitsugyo Co. Ltd.	3,100	122,437	144.5
Daiken Corp.	11,400	194,051	229.1
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	9,000	191,818	226.4
Daiwa Industries Ltd.	17,300	170,938	201.8
Denki Kogyo Co. Ltd.	8,000	206,754	244.1
Descente Ltd.	27,400	443,634	523.7
DTS Corp.	3,600	76,715	90.6
EDION Corp.	122,600	1,201,481	1,418.3
Eizo Corp.	4,700	168,808	199.3
en-japan, Inc.	2,300	65,877	77.8
Enplas Corp.	1,100	48,469	57.2
EPS Holdings, Inc.	8,300	80,793	95.4
eRex Co. Ltd.	9,300	154,138	182.0
ESPEC Corp.	1,700	32,214	38.0
FAN Communications, Inc.	14,000	54,377	64.2
Ferrotec Holdings Corp.	13,700	219,582	259.2
Financial Products Group Co. Ltd.	72,800	346,496	409.0
France Bed Holdings Co. Ltd.	10,000	88,609	104.6
Fujicco Co. Ltd.	16,300	318,065	375.5
FULLCAST Holdings Co. Ltd.	3,300	52,780	62.3
Futaba Corp.	8,100	73,936	87.3
Future Corp.	4,500	75,487	89.1
Gecoss Corp.	5,800	52,214	61.6
Giken Ltd.	2,100	98,882	116.7
Godo Steel Ltd.	2,600	47,745	56.4
Goldcrest Co. Ltd.	25,600	440,766	520.3
G-Tekt Corp.	5,800	81,227	95.9
Halows Co. Ltd.	2,500	77,569	91.6
Heroz, Inc.	1,200	31,413	37.1
Hogy Medical Co. Ltd.	8,000	244,180	288.2
Hokuetsu Kishu Paper Co. Ltd.	53,900	229,353	270.7
IBJ Leasing Co. Ltd.	6,900	214,595	253.3

SCHEDULE OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Icom, Inc.	1,000	$26,092	30.8%
Inaba Denki Sangyo Co. Ltd.	5,300	123,888	146.2
Inabata & Co. Ltd.	20,000	280,793	331.5
Iriso Electronics Co. Ltd.	4,700	214,131	252.8
JAC Recruitment Co. Ltd.	10,600	188,396	222.4
Jaccs Co. Ltd.	25,100	447,815	528.6
Japan Elevator Service Holdings Co. Ltd.	19,800	466,055	550.2
Japan Lifeline Co. Ltd.	5,900	85,127	100.5
Japan Material Co. Ltd.	15,500	216,396	255.4
Japan Meat Co. Ltd.	4,800	93,579	110.5
Japan Medical Dynamic Marketing, Inc.	2,700	56,415	66.6
JCU Corp.	4,100	152,718	180.3
JDC Corp.	11,500	60,843	71.8
J-Oil Mills, Inc.	4,700	165,883	195.8
Joshin Denki Co. Ltd.	4,700	123,077	145.3
JSP Corp.	23,000	372,071	439.2
Juroku Bank Ltd.	4,000	70,492	83.2
K&O Energy Group, Inc.	9,200	125,560	148.2
Kaga Electronics Co. Ltd.	7,600	177,478	209.5
Kamei Corp.	8,900	101,463	119.8
Kanamoto Co. Ltd.	1,300	27,804	32.8
Kato Sangyo Co. Ltd.	2,200	72,603	85.7
Kitanotatsujin Corp.	51,600	281,996	332.9
Komori Corp.	4,700	30,603	36.1
Konoike Transport Co. Ltd.	23,500	230,719	272.4
Koshidaka Holdings Co. Ltd.	11,600	46,422	54.8
Kumagai Gumi Co. Ltd.	22,100	546,780	645.4
Kyoei Steel Ltd.	4,000	51,505	60.8
Kyokuto Kaihatsu Kogyo Co. Ltd.	12,500	171,788	202.8
LAC Co. Ltd.	2,700	26,629	31.4
Link And Motivation Inc.	39,500	215,401	254.3
Litalico, Inc.	1,100	38,256	45.2
M&A Capital Partners Co. Ltd.	4,200	206,106	243.3
Maeda Kosen Co. Ltd.	3,600	91,654	108.2
Mandom Corp.	4,700	70,726	83.5
Mars Engineering Corp.	5,500	80,122	94.6
Marudai Food Co. Ltd.	9,700	157,159	185.5
Marusan Securities Co. Ltd.	17,200	84,930	100.3
Maruwa Unyu Kikan Co. Ltd.	3,200	68,188	80.5
Max Co. Ltd.	10,200	148,481	175.3
Media Do Holdings Co. Ltd.	1,300	76,746	90.6
Meisei Industrial Co. Ltd.	3,000	22,408	26.5
Meitec Corp.	5,300	277,780	327.9
METAWATER Co. Ltd.	12,700	287,208	339.0
Milbon Co. Ltd.	4,400	287,813	339.8
Mirait Holdings Corp.	22,900	365,003	430.9
Miroku Jyoho Service Co. Ltd.	12,800	264,733	312.5
Mitsubishi Pencil Co. Ltd.	4,900	62,229	73.5
Mitsuboshi Belting Ltd.	4,500	70,882	83.7
Mitsui Sugar Co. Ltd.	11,600	205,875	243.0
Monogatari Corp.	300	33,235	39.2
Mori Trust Hotel Reit, Inc.	44	49,380	58.3
MOS Food Services, Inc.	2,600	77,186	91.1
Nagatanien Holdings Co. Ltd.	1,100	24,481	28.9
NEC Capital Solutions Ltd.	19,800	359,612	424.5
Nihon Chouzai Co. Ltd.	15,100	216,305	255.3
Nihon Nohyaku Co. Ltd.	50,800	231,527	273.3
Nikkon Holdings Co. Ltd.	12,900	260,326	307.3
Nippon Densetsu Kogyo Co. Ltd.	7,400	138,068	163.0
Nippon Light Metal Holdings Co. Ltd.	6,270	113,207	133.6
Nippon Seiki Co. Ltd.	5,800	71,101	83.9
Nippon Sheet Glass Co. Ltd.	12,500	55,766	65.8

Security	Shares	Value	% of Basket Value

Japan (continued)
Nippon Valqua Industries Ltd.	1,200	$23,496	27.7%
Nishimatsu Construction Co. Ltd.	400	9,269	10.9
Nishio Rent All Co. Ltd.	25,300	527,226	622.4
Nitta Corp.	4,100	86,269	101.8
Nitto Kohki Co. Ltd.	3,500	56,828	67.1
Nomura Co. Ltd.	56,700	411,207	485.4
Noritake Co. Ltd./Nagoya Japan	8,500	263,907	311.5
NS United Kaiun Kaisha Ltd.	10,200	138,022	162.9
NSD Co. Ltd.	3,100	59,341	70.0
NTN Corp.	285,000	752,779	888.6
Okabe Co. Ltd.	5,000	36,965	43.6
Okamura Corp.	14,500	127,255	150.2
Optorun Co. Ltd.	5,000	118,023	139.3
Pack Corp.	12,400	301,689	356.1
PIA Corp.	2,900	79,065	93.3
Press Kogyo Co. Ltd.	21,400	62,733	74.1
Prestige International, Inc.	12,600	111,008	131.0
Proto Corp.	7,200	70,741	83.5
Qol Co. Ltd.	21,500	235,641	278.2
Raksul, Inc.	2,900	115,458	136.3
Raysum Co. Ltd.	39,400	343,259	405.2
Ricoh Leasing Co. Ltd.	14,300	421,283	497.3
Riso Kagaku Corp.	300	3,966	4.7
Rock Field Co. Ltd.	17,600	258,684	305.4
Ryobi Ltd.	1,000	11,452	13.5
Sakai Chemical Industry Co. Ltd.	8,300	161,598	190.8
Sakata INX Corp.	6,100	61,669	72.8
Samty Residential Investment Corp.	275	285,533	337.1
San-A Co. Ltd.	900	34,916	41.2
Sangetsu Corp.	5,400	80,641	95.2
Sanki Engineering Co. Ltd.	10,100	120,022	141.7
Seiko Holdings Corp.	3,300	44,354	52.4
Shikoku Chemicals Corp.	3,400	38,834	45.8
Shin-Etsu Polymer Co. Ltd.	25,800	240,119	283.5
Shinko Shoji Co. Ltd.	2,800	20,486	24.2
Shinmaywa Industries Ltd.	26,300	228,112	269.3
Shinnihon Corp.	31,000	247,897	292.6
Shoei Foods Corp.	4,700	167,339	197.5
Sinko Industries Ltd.	14,100	245,635	290.0
Sintokogio Ltd.	45,600	312,630	369.0
Solasto Corp.	1,800	27,253	32.2
SOSiLA Logistics REIT, Inc.	44	54,240	64.0
Sourcenext Corp.	27,300	75,144	88.7
S-Pool, Inc.	4,200	38,466	45.4
Star Asia Investment Corp.	232	106,491	125.7
Star Micronics Co. Ltd.	3,400	51,518	60.8
Starzen Co. Ltd.	2,100	84,637	99.9
Strike Co. Ltd.	2,700	115,827	136.7
Sumitomo Mitsui Construction Co. Ltd.	28,200	117,359	138.5
Sumitomo Riko Co. Ltd.	25,400	142,034	167.7
Sun Frontier Fudousan Co. Ltd.	52,400	441,183	520.8
Tachibana Eletech Co. Ltd.	1,600	24,213	28.6
Taihei Dengyo Kaisha Ltd.	2,400	56,365	66.5
Taikisha Ltd.	9,200	245,323	289.6
Takamatsu Construction Group Co. Ltd.	17,300	338,439	399.5
Takara Leben Co. Ltd.	41,100	123,905	146.3
Takasago Thermal Engineering Co. Ltd.	40,100	605,511	714.8
Tanseisha Co. Ltd.	13,300	92,956	109.7
TechMatrix Corp.	3,600	65,539	77.4
T-Gaia Corp.	3,400	63,472	74.9
Tokai Corp./Gifu	12,800	245,193	289.4
Tokyu Construction Co. Ltd.	18,000	89,999	106.2

34

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Topcon Corp.	12,000	$145,018	171.2%
Towa Pharmaceutical Co. Ltd.	2,600	52,045	61.4
TPR Co. Ltd.	9,900	132,676	156.6
Transcosmos, Inc.	1,400	35,099	41.4
Tri Chemical Laboratories, Inc.	7,600	313,608	370.2
Tsubaki Nakashima Co. Ltd.	3,200	36,858	43.5
UACJ Corp.	8,600	151,799	179.2
Union Tool Co.	2,000	65,299	77.1
UT Group Co. Ltd.	3,500	107,339	126.7
UUUM, Inc.	1,000	16,849	19.9
Uzabase Inc.	1,700	58,984	69.6
V Technology Co. Ltd.	900	53,022	62.6
VT Holdings Co. Ltd.	13,300	53,775	63.5
Wakita & Co. Ltd.	36,400	345,237	407.5
WDB Holdings Co. Ltd.	14,800	368,912	435.5
Weathernews, Inc.	1,300	59,805	70.6
World Co. Ltd.	15,400	178,890	211.2
Xebio Holdings Co. Ltd.	16,700	139,487	164.7
Yahagi Construction Co. Ltd.	2,200	17,925	21.2
YA-MAN Ltd.	27,400	464,359	548.2
Yellow Hat Ltd.	3,800	61,019	72.0
Yodogawa Steel Works Ltd.	2,600	50,573	59.7
Yondoshi Holdings, Inc.	4,900	89,533	105.7
Yurtec Corp.	37,700	295,370	348.7

		32,608,567

Jersey
Sanne Group PLC	6,642	50,219	59.3

Luxembourg
Stabilus SA	2,942	220,211	259.9

Malta
Kambi Group PLC	918	51,271	60.5
Kindred Group PLC	24,026	288,096	340.1

		339,367

Netherlands
Accell Group	4,998	177,107	209.1
Arcadis NV	12,011	421,110	497.1
Brunel International NV	3,829	37,034	43.7
Eurocommercial Properties NV	4,807	92,760	109.5
PostNL NV	6,648	27,407	32.3
SIF Holding NV	107	2,309	2.7
Vastned Retail NV	4,340	122,980	145.2
Wereldhave NV	6,474	95,099	112.3

		975,806

Norway
Atea ASA	5,760	87,640	103.5
Bonheur ASA	108	2,807	3.3
BW Offshore Ltd.	7,190	27,987	33.1
Crayon Group Holding ASA	8,754	121,323	143.2
Elkem ASA	20,125	61,140	72.2
Fjordkraft Holding ASA	27,361	232,392	274.3
Grieg Seafood ASA	4,624	43,045	50.8
Kongsberg Gruppen ASA	1,891	36,578	43.2
Norway Royal Salmon ASA	6,262	142,997	168.8

Security	Shares	Value	% of Basket Value

Norway (continued)
Skandiabanken ASA	14,367	$113,023	133.4%
SpareBank 1 SR-Bank ASA	49,484	542,775	640.7

		1,411,707

Portugal
Navigator Co. SA	122,433	367,448	433.7
NOS SGPS SA	14,563	50,219	59.3

		417,667

Singapore
AEM Holdings Ltd.	14,200	42,444	50.1
Frasers Centrepoint Trust	91,200	177,306	209.3

		219,750

South Africa
Investec PLC	9,392	24,310	28.7
Mediclinic International PLC	64,369	254,533	300.5

		278,843

Spain
Cia de Distribucion Integral Logista Holdings SA	11,225	211,170	249.3
Ence Energia y Celulosa SA	93,258	367,192	433.5
Fluidra SA	2,699	64,923	76.6
Gestamp Automocion SA	23,816	110,333	130.2
Mediaset Espana Comunicacion SA	51,445	264,451	312.2

		1,018,069

Sweden
AF AB	6,798	185,960	219.5
Atrium Ljungberg AB, -B Shares	3,709	71,347	84.2
Betsson AB	20,412	191,823	226.4
Bilia AB	15,981	198,159	233.9
Bonava AB	1,068	11,287	13.3
Boozt AB	1,143	22,760	26.9
Bufab AB	1,686	37,987	44.9
Bure Equity AB	1,149	38,211	45.1
Camurus AB	3,211	78,533	92.7
Clas Ohlson AB	20,138	183,046	216.1
GARO AB	1,407	109,753	129.6
HMS Networks AB	1,759	57,028	67.3
John Mattson Fastighetsforetagen AB	1,784	29,826	35.2
Modern Times Group MTG AB	1,691	3,153	3.7
Mycronic AB	1,909	53,512	63.2
Paradox Interactive AB	4,548	126,567	149.4
Resurs Holding AB	15,091	81,785	96.6
Svolder AB	9,700	213,505	252.0
Wallenstam AB, B Shares	42,782	651,367	768.9

		2,345,609

Switzerland
Ascom Holding AG	3,072	52,543	62.0
Bachem Holding AG	365	145,805	172.1
Belimo Holding AG	44	339,079	400.3
BKW AG	5,446	622,077	734.3
Forbo Holding AG	37	63,055	74.4
Interroll Holding AG	23	75,723	89.4
Kardex AG	1,041	230,644	272.3
Komax Holding AG	131	33,516	39.6
Sensirion Holding AG	4,590	300,343	354.5

SCHEDULE OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Switzerland (continued)
Softwareone Holding AG	3,360	$104,921	123.9%
Vontobel Holding AG	2,702	218,306	257.7

		2,186,012

United Kingdom
Alfa Financial Software Holdings PLC	1,254	2,212	2.6
Alpha FX Group PLC	640	12,715	15.0
Brewin Dolphin Holdings PLC	14,382	57,861	68.3
ContourGlobal PLC	53,524	146,205	172.6
Diploma PLC	16,583	524,000	618.6
Domino’s Pizza Group PLC	6,348	28,558	33.7
GB Group PLC	27,324	320,469	378.3
Jackpotjoy PLC	3,170	55,115	65.1
Jupiter Fund Management PLC	15,949	62,586	73.9
LondonMetric Property PLC	10,894	34,062	40.2
Marshalls PLC	856	7,599	9.0
Morgan Sindall Group PLC	12,074	244,479	288.6
Ninety One PLC	73,256	233,810	276.0
Northgate PLC	8,568	28,687	33.9
Pagegroup PLC	15,063	92,528	109.2
PZ Cussons PLC	2,533	8,579	10.1
Rathbone Brothers PLC	8,549	187,644	221.5
S4 Capital PLC	29,895	202,755	239.3
Sabre Insurance Group PLC	19,778	68,696	81.1
Smart Metering Systems PLC	11,840	110,800	130.8
Spirent Communications PLC	106,209	345,666	408.0
Synthomer PLC	46,885	275,548	325.3
Team17 Group PLC	8,220	90,326	106.6
TP ICAP PLC	88,155	269,352	318.0
Ultra Electronics Holdings PLC	6,683	182,069	214.9
Watkin Jones PLC	292	783	0.9

		3,593,104

United States
1-800-Flowers.com, Inc., Class A	12,213	375,305	443.0
2U, Inc.	5,967	244,050	288.1
8x8, Inc.	1,685	59,396	70.1
AAON, Inc.	5,350	395,900	467.3
Aaron’s Co., Inc.	1,923	32,576	38.5
Abercrombie & Fitch Co., Class A	1,310	30,222	35.7
Accel Entertainment, Inc.	4,019	38,703	45.7
ACM Research, Inc., Class A	321	28,890	34.1
Acutus Medical, Inc.	983	25,450	30.0
Addus HomeCare Corp.	334	37,592	44.4
Akebia Therapeutics, Inc.	9,074	29,400	34.7
Akero Therapeutics, Inc.	1,096	32,244	38.1
Alamo Group, Inc.	3,201	446,828	527.5
Alexander & Baldwin, Inc.	11,432	172,852	204.0
Allovir, Inc.	834	30,499	36.0
Alphatec Holdings, Inc.	3,828	56,961	67.2
Altair Engineering, Inc., Class A	8,685	485,752	573.4
Altra Industrial Motion Corp.	1,524	78,349	92.5
Amalgamated Bank, Class A	15,615	228,916	270.2
Ameresco, Inc., Class A	4,217	236,531	279.2
American Eagle Outfitters, Inc.	12,721	288,639	340.7
American Finance Trust, Inc.	11,194	81,492	96.2
American Public Education, Inc.	861	24,780	29.3
American Woodmark Corp.	1,268	109,695	129.5
America’s Car-Mart, Inc.	734	87,184	102.9
Amphastar Pharmaceuticals, Inc.	28,007	509,167	601.1
Apple Hospitality REIT, Inc.	8,378	104,557	123.4

Security	Shares	Value	% of Basket Value

United States (continued)
Applied Molecular Transport, Inc.	654	$22,923	27.1%
Arcosa, Inc.	496	27,672	32.7
Arcutis Biotherapeutics, Inc.	869	23,715	28.0
Argan, Inc.	2,021	87,368	103.1
Arko Corp.	7,066	65,360	77.2
Arvinas, Inc.	1,336	100,788	119.0
Assembly Biosciences, Inc.	18,708	104,391	123.2
Assetmark Financial Holdings, Inc.	27,121	624,325	737.0
At Home Group, Inc.	18,514	451,186	532.6
Atrion Corp.	353	229,969	271.5
Axogen, Inc.	666	11,555	13.6
Axonics Modulation Technologies, Inc.	3,813	197,132	232.7
BancorpSouth Bank	4,239	117,208	138.4
Bank of Hawaii Corp.	3,105	242,780	286.6
Bank of Marin Bancorp	2,777	103,138	121.8
Benchmark Electronics, Inc.	17,400	440,742	520.3
BioDelivery Sciences International, Inc.	10,409	40,075	47.3
Bloomin’ Brands, Inc.	20,389	429,596	507.1
BOK Financial Corp.	3,733	275,719	325.5
Boston Omaha Corp., Class A	1,249	34,098	40.3
Bottomline Technologies DE, Inc.	5,036	240,620	284.0
Brigham Minerals, Inc., Class A	25,455	340,842	402.3
BRP Group, Inc., Class A	3,942	91,494	108.0
CAI International, Inc.	1,555	50,491	59.6
Calix, Inc.	2,211	66,772	78.8
Camden National Corp.	7,691	288,797	340.9
Capital City Bank Group, Inc.	49	1,094	1.3
Cardiovascular Systems, Inc.	5,408	243,306	287.2
Cardlytics, Inc.	1,335	163,230	192.7
Castle Biosciences, Inc.	377	25,195	29.7
Cheesecake Factory, Inc.	10,086	453,567	535.4
Clearway Energy, Inc., Class A	24,828	715,791	845.0
Clearway Energy, Inc., Class C	30,256	937,331	1,106.5
CNX Resources Corp.	6,414	81,265	95.9
Collegium Pharmaceutical, Inc.	7,197	173,736	205.1
Colony Capital, Inc.	33,512	166,219	196.2
Columbia Property Trust, Inc.	2,791	37,958	44.8
Comfort Systems USA, Inc.	6,139	340,285	401.7
Community Trust Bancorp, Inc.	8,571	312,499	368.9
CommVault Systems, Inc.	537	33,713	39.8
Conduent, Inc.	24,153	116,417	137.4
CONMED Corp.	989	110,669	130.6
ConnectOne Bancorp, Inc.	6,312	134,130	158.3
CoreCivic, Inc.	5,043	35,856	42.3
Cornerstone OnDemand, Inc.	15,646	639,921	755.4
CorVel Corp.	358	35,378	41.8
Cracker Barrel Old Country Store, Inc.	1,032	139,640	164.8
Crawford & Co., Class A	20,107	153,014	180.6
Crinetics Pharmaceuticals, Inc.	5,077	72,855	86.0
CrossFirst Bankshares, Inc.	6,806	78,269	92.4
CSG Systems International, Inc.	3,142	135,389	159.8
Cushman & Wakefield PLC	32,814	470,225	555.1
Designer Brands, Inc., Class A	9,389	115,015	135.8
DiamondRock Hospitality Co.	20,559	168,584	199.0
Dime Community Bancshares, Inc.	12,077	295,041	348.3
Diversified Healthcare Trust	5,881	23,642	27.9
Donegal Group, Inc., Class A	10,711	148,562	175.4
DXP Enterprises, Inc.	2,130	49,395	58.3
Eagle Pharmaceuticals, Inc.	1,816	84,753	100.0
eHealth, Inc.	1,321	63,210	74.6
El Pollo Loco Holdings, Inc.	31,560	642,246	758.1

36

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Energy Recovery, Inc.	2,343	$32,427	38.3%
Enerpac Tool Group Corp.	3,001	60,830	71.8
ESCO Technologies, Inc.	3,146	299,122	353.1
Essential Properties Realty Trust, Inc.	8,902	185,340	218.8
Ethan Allen Interiors, Inc.	2,171	51,344	60.6
Everi Holdings, Inc.	12,164	159,105	187.8
Evo Payments, Inc., Class A	1,154	26,496	31.3
FB Financial Corp.	10,399	388,507	458.6
Federal Agricultural Mortgage Corp., Class C	7,425	564,300	666.1
First Bancshares, Inc.	2,859	85,598	101.0
First Busey Corp.	19,963	412,635	487.1
First Community Bancshares, Inc.	4,373	93,845	110.8
First Hawaiian, Inc.	7,686	178,699	210.9
First Interstate Bancsystem, Inc., Class A	7,092	274,177	323.7
First of Long Island Corp.	5,629	94,173	111.2
FNB Corp.	3,989	39,332	46.4
Forrester Research, Inc.	4,701	186,442	220.1
Four Corners Property Trust, Inc.	7,285	192,033	226.7
Franklin Street Properties Corp.	7,060	29,017	34.3
Fresh Del Monte Produce, Inc.	1,152	28,189	33.3
FutureFuel Corp.	10,851	144,318	170.4
Gates Industrial Corp. PLC	18,610	262,773	310.2
GATX Corp.	7,791	723,005	853.5
Genco Shipping & Trading Ltd.	13,771	108,929	128.6
Genesco, Inc.	1,405	54,528	64.4
Getty Realty Corp.	2,385	63,369	74.8
Glaukos Corp.	1,750	155,207	183.2
Global Indemnity Group LLC	89	2,425	2.9
Global Medical REIT, Inc.	14,532	182,231	215.1
GMS, Inc.	4,162	120,656	142.4
GoHealth, Inc., Class A	4,303	57,273	67.6
Gorman-Rupp Co.	3,163	99,634	117.6
Gossamer Bio, Inc.	4,769	48,167	56.9
Gray Television, Inc.	4,146	70,689	83.4
Great Lakes Dredge & Dock Corp.	2,582	35,193	41.5
Green Brick Partners, Inc.	7,768	154,583	182.5
Greif, Inc., Class B	4,072	186,090	219.7
HarborOne Bancorp, Inc.	19,271	209,283	247.1
Harmonic, Inc.	18,531	143,801	169.8
Harsco Corp.	6,093	101,327	119.6
HCI Group, Inc.	2,294	127,615	150.6
Health Catalyst, Inc.	4,803	238,613	281.7
HealthStream, Inc.	5,332	124,129	146.5
Heartland Financial USA, Inc.	4,651	198,412	234.2
Helix Energy Solutions Group, Inc.	9,697	39,952	47.2
Herc Holdings, Inc.	6,123	391,750	462.4
Heritage Commerce Corp.	14,373	126,195	149.0
Herman Miller, Inc.	14,744	504,982	596.1
Heska Corp.	1,089	182,255	215.1
Hibbett Sports, Inc.	973	54,926	64.8
Hilton Grand Vacations, Inc.	1,549	46,036	54.3
Immunovant, Inc.	1,337	52,183	61.6
Independent Bank Corp.	7,387	135,625	160.1
Independent Bank Group, Inc.	3,149	193,412	228.3
Insight Enterprises, Inc.	1,783	135,686	160.2
Installed Building Products, Inc.	1,044	109,547	129.3
International Money Express, Inc.	9,988	142,629	168.4
Intersect ENT, Inc.	1,225	27,526	32.5
iRobot Corp.	2,707	325,111	383.8
iTeos Therapeutics, Inc.	2,397	76,704	90.5
Jack in the Box, Inc.	4,843	455,920	538.2
JBG SMITH Properties	2,906	86,773	102.4

Security	Shares	Value	% of Basket Value

United States (continued)
Kadant, Inc.	1,002	$143,236	169.1%
KAR Auction Services, Inc.	19,099	352,568	416.2
Kelly Services, Inc., Class A	1,495	29,182	34.4
Kemper Corp.	1,019	71,687	84.6
Kimball International, Inc., Class B	4,543	54,925	64.8
Knowles Corp.	16,313	314,678	371.5
Kura Oncology, Inc.	1,007	30,160	35.6
Lakeland Bancorp, Inc.	11,454	150,162	177.3
LGI Homes, Inc.	2,551	272,217	321.3
Limelight Networks, Inc.	53,993	245,938	290.3
Lions Gate Entertainment Corp., Class A	11,288	157,919	186.4
Live Oak Bancshares, Inc.	4,451	177,506	209.5
Livent Corp.	24,348	443,621	523.7
Lumber Liquidators Holdings, Inc.	10,521	294,167	347.3
Luther Burbank Corp.	22,134	216,692	255.8
Mack-Cali Realty Corp.	10,928	139,113	164.2
Madison Square Garden Entertainment Corp.	2,194	194,717	229.9
Magnolia Oil & Gas Corp., Class A	13,837	117,199	138.3
Manitowoc Co., Inc.	13,376	175,761	207.5
Marcus & Millichap, Inc.	6,290	224,742	265.3
Matador Resources Co.	5,788	88,441	104.4
McGrath RentCorp	1,518	105,941	125.1
Mercantile Bank Corp.	9,647	261,916	309.2
Merchants Bancorp	5,168	154,110	181.9
Mercury General Corp.	8,869	470,146	555.0
Merit Medical Systems, Inc.	5,799	314,016	370.7
Meritor, Inc.	3,999	103,214	121.8
Mesa Laboratories, Inc.	199	55,151	65.1
Methode Electronics, Inc.	2,587	97,659	115.3
Michaels Cos., Inc.	4,745	73,547	86.8
Midland States Bancorp, Inc.	33,884	623,127	735.6
MidWestOne Financial Group, Inc.	12,473	306,711	362.1
Mimecast Ltd.	4,408	189,808	224.1
Model N, Inc.	1,717	58,344	68.9
Monarch Casino & Resort, Inc.	1,957	103,427	122.1
Monro, Inc.	7,680	449,050	530.1
Montrose Environmental Group, Inc.	1,259	46,558	55.0
Mueller Water Products, Inc., Class A	20,501	245,807	290.2
Murphy Oil Corp.	12,359	152,881	180.5
MYR Group, Inc.	2,516	139,915	165.2
NanoString Technologies, Inc.	1,560	109,247	129.0
National Research Corp.	2,928	132,638	156.6
National Storage Affiliates Trust	6,953	254,063	299.9
National Western Life Group, Inc., Class A	128	23,040	27.2
NETGEAR, Inc.	2,429	100,536	118.7
NetScout Systems, Inc.	6,712	196,225	231.6
NexPoint Residential Trust, Inc.	676	26,682	31.5
Nicolet Bankshares, Inc.	2,502	169,611	200.2
nLight, Inc.	3,325	105,336	124.3
NMI Holdings, Inc., Class A	5,646	119,752	141.4
Northfield Bancorp, Inc.	9,410	116,308	137.3
Novanta, Inc.	541	67,582	79.8
Nu Skin Enterprises, Inc., Class A	993	57,465	67.8
Omega Flex, Inc.	654	120,990	142.8
OraSure Technologies, Inc.	10,111	153,990	181.8
ORIC Pharmaceuticals, Inc.	1,721	50,460	59.6
Origin Bancorp, Inc.	9,196	290,502	342.9
Orthofix Medical, Inc.	4,848	195,908	231.3
OSI Systems, Inc.	4,742	426,875	503.9
Outfront Media, Inc.	9,203	167,771	198.0
Overstock.com, Inc.	5,224	405,382	478.5
Pacira BioSciences, Inc.	412	27,225	32.1

SCHEDULE OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
PacWest Bancorp	1,806	$54,523	64.4%
PAR Technology Corp.	919	57,217	67.5
Paramount Group, Inc.	15,278	135,821	160.3
Parsons Corp.	4,673	166,639	196.7
Passage Bio, Inc.	1,571	29,315	34.6
PC Connection, Inc.	4,047	198,667	234.5
PDF Solutions, Inc.	240	4,637	5.5
Peapack Gladstone Financial Corp.	5,166	121,504	143.4
Pebblebrook Hotel Trust	4,584	84,254	99.5
Phreesia, Inc.	1,448	94,540	111.6
Ping Identity Holding Corp.	3,081	92,153	108.8
Plains GP Holdings LP, Class A	8,076	69,777	82.4
Playa Hotels & Resorts NV	10,697	56,908	67.2
Pliant Therapeutics, Inc.	1,493	36,743	43.4
Pluralsight, Inc., Class A	1,301	27,061	31.9
Premier Financial Corp.	8,760	243,178	287.1
PriceSmart, Inc.	245	23,001	27.2
PROS Holdings, Inc.	5,581	235,183	277.6
Quotient Technology, Inc.	5,854	51,866	61.2
Rambus, Inc.	1,798	34,153	40.3
Red Rock Resorts, Inc., Class A	2,587	60,743	71.7
Relay Therapeutics, Inc.	855	42,391	50.0
Relmada Therapeutics, Inc.	3,018	98,628	116.4
Republic Bancorp, Inc., Class A	4,174	150,640	177.8
Resideo Technologies, Inc.	4,741	109,517	129.3
Resources Connection, Inc.	11,087	127,944	151.0
REV Group, Inc.	10,578	109,271	129.0
REX American Resources Corp.	1,040	79,560	93.9
Rush Enterprises, Inc., Class A	852	35,775	42.2
Rush Enterprises, Inc., Class B	987	38,226	45.1
Ruth’s Hospitality Group, Inc.	2,295	41,746	49.3
Ryman Hospitality Properties, Inc.	810	52,528	62.0
Sabre Corp.	3,230	34,819	41.1
Sandy Spring Bancorp, Inc.	2,374	78,888	93.1
Sanmina Corp.	2,615	81,326	96.0
ScanSource, Inc.	1,126	27,238	32.2
SeaWorld Entertainment, Inc.	8,244	235,531	278.0
ServisFirst Bancshares, Inc.	2,007	82,448	97.3
Shoe Carnival, Inc.	1,338	62,873	74.2
Shutterstock, Inc.	1,600	103,984	122.7
Silk Road Medical, Inc.	2,218	120,948	142.8
Six Flags Entertainment Corp.	8,075	276,165	326.0
Sonic Automotive, Inc., Class A	6,067	248,322	293.1
Sprouts Farmers Market, Inc.	18,424	417,304	492.6
State Auto Financial Corp.	11,608	191,996	226.6
Steelcase, Inc., Class A	7,345	94,971	112.1
Sterling Bancorp	3,315	61,195	72.2
Stoneridge, Inc.	1,695	46,528	54.9
StoneX Group, Inc.	1,139	60,959	72.0
Strategic Education, Inc.	1,031	91,109	107.6
Stride, Inc.	5,084	130,913	154.5
Summit Hotel Properties, Inc.	4	32	0.0
Supernus Pharmaceuticals, Inc.	1,005	29,537	34.9
Tabula Rasa HealthCare, Inc.	3,304	187,634	221.5
Talos Energy, Inc.	6,138	51,927	61.3
TFS Financial Corp.	18,969	335,182	395.7
Thermon Group Holdings, Inc.	2,554	37,263	44.0
TPI Composites, Inc.	3,563	213,459	252.0
Tricida, Inc.	3,124	20,556	24.3
TriState Capital Holdings, Inc.	13,162	241,523	285.1

Security	Shares	Value	% of Basket Value

United States (continued)
Tutor Perini Corp.	7,384	$110,022	129.9%
United Fire Group, Inc.	1,805	49,710	58.7
United Natural Foods, Inc.	17,105	463,203	546.8
United States Cellular Corp.	4,034	125,780	148.5
Universal Insurance Holdings, Inc.	6,545	87,638	103.5
Univest Financial Corp.	6,344	142,423	168.1
Upland Software, Inc.	2,289	109,162	128.9
Urban Outfitters, Inc.	8,768	240,506	283.9
US Ecology, Inc.	7,300	240,900	284.4
USANA Health Sciences, Inc.	12,447	1,030,114	1,216.0
Utz Brands, Inc.	2,209	52,088	61.5
Varex Imaging Corp.	4,207	81,447	96.1
Verra Mobility Corp.	13,178	168,678	199.1
Viad Corp.	1,204	41,538	49.0
Vicor Corp.	3,167	274,072	323.5
Viemed Healthcare, Inc.	556	4,657	5.5
Vital Farms, Inc.	10,895	269,433	318.1
Weis Markets, Inc.	1,086	53,518	63.2
Welbilt, Inc.	4,796	61,916	73.1
WesBanco, Inc.	15,064	436,856	515.7
Wintrust Financial Corp.	2,069	124,533	147.0
Wolverine World Wide, Inc.	10,271	294,161	347.2
WSFS Financial Corp.	645	27,716	32.7
Yext, Inc.	20,664	348,602	411.5
Y-mAbs Therapeutics, Inc.	2,965	124,560	147.0
Zuora, Inc., Class A	9,718	143,340	169.2

		49,058,018

Total Reference Entity — Long		115,393,293

Reference Entity — Short

Common Stocks

Australia
Accent Group Ltd.	(57,986)	(101,859)	(120.2)
Bega Cheese Ltd.	(6,167)	(26,300)	(31.0)
Bingo Industries Ltd.	(44,984)	(110,177)	(130.0)
Bravura Solutions Ltd.	(77,816)	(179,184)	(211.5)
Breville Group Ltd.	(1,365)	(30,263)	(35.7)
BWX Ltd.	(54,051)	(168,563)	(199.0)
Centuria Industrial REIT	(16,010)	(37,563)	(44.3)
Codan Ltd.	(20,712)	(188,733)	(222.8)
Collins Foods Ltd.	(9,820)	(71,986)	(85.0)
Credit Corp. Group Ltd.	(6,358)	(136,865)	(161.6)
Data#3 Ltd.	(51,941)	(223,829)	(264.2)
Genworth Mortgage Insurance Australia Ltd.	(13,831)	(23,921)	(28.2)
GrainCorp Ltd.	(13,580)	(41,731)	(49.3)
GUD Holdings Ltd.	(11,700)	(106,123)	(125.3)
GWA Group Ltd.	(84,229)	(220,603)	(260.4)
Hansen Technologies Ltd.	(61,999)	(182,673)	(215.6)
Integrated Research Ltd.	(103,344)	(200,762)	(237.0)
McMillan Shakespeare Ltd.	(13,083)	(125,852)	(148.6)
Monadelphous Group Ltd.	(28,073)	(276,069)	(325.9)
Nick Scali Ltd.	(6,130)	(48,254)	(57.0)
OceanaGold Corp.	(83,749)	(147,359)	(173.9)
Orocobre Ltd.	(24,614)	(93,085)	(109.9)
Pinnacle Investment Management Group Ltd.	(11,412)	(63,941)	(75.5)
Premier Investments Ltd.	(1,876)	(31,950)	(37.7)
Silver Lake Resources Ltd.	(102,532)	(124,167)	(146.6)
Tyro Payments Ltd.	(18,228)	(34,729)	(41.0)

38

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Australia (continued)
Viva Energy Group Ltd.	(59,334)	$(78,936)	(93.2)%
Westgold Resources Ltd.	(19,616)	(34,952)	(41.3)

		(3,110,429)

Austria
DO & Co. AG	(505)	(34,514)	(40.7)
FACC AG	(2,680)	(33,043)	(39.0)
Rhi Magnesita NV	(1,151)	(61,028)	(72.0)
Schoeller-Bleckmann Oilfield Equipment AG	(630)	(23,650)	(27.9)
Semperit AG Holding	(2,271)	(71,314)	(84.2)
Zumtobel Group AG	(509)	(4,194)	(5.0)

		(227,743)

Belgium
AGFA-Gevaert NV	(13,769)	(63,769)	(75.3)

Bermuda
Hafnia Ltd.	(69,956)	(117,245)	(138.4)
James River Group Holdings Ltd.	(8,105)	(360,510)	(425.6)

		(477,755)

Canada
Absolute Software Corp.	(20,014)	(252,454)	(298.0)
AG Growth International, Inc.	(878)	(24,347)	(28.7)
Andlauer Healthcare Group, Inc.	(3,513)	(91,235)	(107.7)
Artis Real Estate Investment Trust	(3,123)	(25,375)	(29.9)
Canaccord Genuity Group, Inc.	(34,895)	(320,365)	(378.2)
Crescent Point Energy Corp.	(63,684)	(175,302)	(206.9)
CT Real Estate Investment Trust	(35,863)	(436,105)	(514.8)
ECN Capital Corp.	(5,125)	(27,253)	(32.2)
Freehold Royalties Ltd.	(14,146)	(60,622)	(71.6)
MAG Silver Corp.	(6,141)	(119,915)	(141.6)
Mercer International, Inc.	(2,404)	(27,165)	(32.1)
Mullen Group Ltd.	(16,609)	(134,301)	(158.5)
North West Co., Inc.	(4,381)	(110,900)	(130.9)
Pason Systems, Inc.	(24,506)	(162,894)	(192.3)
Premium Brands Holdings Corp.	(680)	(55,575)	(65.6)
Recipe Un Ltd. Corp.	(2,405)	(30,694)	(36.2)
Richelieu Hardware Ltd.	(8,567)	(251,031)	(296.3)
Sabina Gold & Silver Corp.	(67,141)	(134,938)	(159.3)
Superior Plus Corp.	(11,975)	(113,312)	(133.8)
Uranium Participation Corp.	(34,076)	(117,251)	(138.4)
Westshore Terminals Investment Corp.	(11,915)	(149,176)	(176.1)

		(2,820,210)

Denmark
D/S Norden A/S	(30,601)	(546,354)	(644.9)
Drilling Co. of 1972 A/S	(6,742)	(184,582)	(217.9)

		(730,936)

Finland
Adapteo OYJ	(7,215)	(75,328)	(88.9)
BasWare OYJ	(3,365)	(160,037)	(188.9)
F-Secure OYJ	(9,913)	(46,533)	(54.9)
Kemira OYJ	(6,768)	(114,740)	(135.5)
Metsa Board OYJ	(4,025)	(43,261)	(51.1)
Rovio Entertainment OYJ	(4,468)	(37,153)	(43.9)
Sanoma OYJ	(21,045)	(403,519)	(476.3)
Tokmanni Group Corp.	(6,789)	(131,491)	(155.2)

		(1,012,062)

France
ABC arbitrage	(4,879)	(43,815)	(51.7)
AKWEL	(249)	(6,376)	(7.5)

Security	Shares	Value	% of Basket Value

France (continued)
Aubay	(595)	$(26,591)	(31.4)%
Beneteau SA	(6,731)	(91,870)	(108.4)
Bonduelle SCA	(1,614)	(39,717)	(46.9)
Carmila SA	(2,049)	(28,011)	(33.1)
Elior Group SA	(6,629)	(41,764)	(49.3)
FFP	(278)	(30,631)	(36.2)
Fnac Darty SA	(386)	(21,698)	(25.6)
Groupe Guillin	(417)	(12,373)	(14.6)
Mercialys SA	(5,215)	(47,283)	(55.8)
Nexity SA	(3,232)	(145,593)	(171.9)
Tarkett SA	(331)	(5,912)	(7.0)

		(541,634)

Germany
Adesso SE	(219)	(30,696)	(36.2)
AURELIUS Equity Opportunities SE & Co. KGaA	(2,477)	(54,949)	(64.9)
Bertrandt AG	(1,836)	(96,364)	(113.7)
bet-at-home.com AG	(1,840)	(84,893)	(100.2)
Bilfinger SE	(7,201)	(243,791)	(287.8)
CropEnergies AG	(2,873)	(43,530)	(51.4)
Eckert & Ziegler Strahlen- und Medizintechnik AG	(1,585)	(105,599)	(124.7)
Exasol AG	(2,308)	(64,125)	(75.7)
Flatex AG	(1,279)	(118,117)	(139.4)
Hamborner REIT AG	(14,263)	(161,194)	(190.3)
Home24 SE	(3,719)	(95,537)	(112.8)
Koenig & Bauer AG	(1,614)	(49,782)	(58.8)
KWS Saat SE & Co. KGaA	(561)	(49,086)	(57.9)
LPKF Laser & Electronics AG	(8,435)	(281,987)	(332.9)
MBB SE	(886)	(147,262)	(173.8)
OHB SE	(2,388)	(114,179)	(134.8)
STRATEC SE	(1,303)	(214,488)	(253.2)
Vossloh AG	(5,076)	(265,803)	(313.8)
Washtec AG	(1,188)	(70,501)	(83.2)

		(2,291,883)

Hong Kong
Hong Kong Television Network Ltd.	(65,000)	(122,795)	(144.9)

Ireland
C&C Group PLC	(18,992)	(59,915)	(70.7)
Endo International PLC	(29,435)	(214,287)	(253.0)
Greencore Group PLC	(14,058)	(22,333)	(26.4)
UDG Healthcare PLC	(2,850)	(31,864)	(37.6)

		(328,399)

Israel
Ashtrom Group Ltd.	(1,199)	(22,642)	(26.7)
Delek Automotive Systems Ltd.	(24,747)	(245,236)	(289.5)
Formula Systems 1985 Ltd.	(323)	(28,249)	(33.4)
Matrix IT Ltd.	(4,156)	(89,542)	(105.7)
Naphtha Israel Petroleum Corp. Ltd.	(12,801)	(57,415)	(67.8)
Property & Building Corp. Ltd.	(1,986)	(179,116)	(211.4)
Rami Levy Chain Stores Hashikma Marketing Ltd.	(1,170)	(77,195)	(91.1)
Sapiens International Corp. NV	(1,687)	(56,058)	(66.2)
Taro Pharmaceutical Industries Ltd.	(1,790)	(133,785)	(157.9)
YH Dimri Construction & Development Ltd.	(1,593)	(67,862)	(80.1)

		(957,100)

Italy
Anima Holding SpA	(6,658)	(30,915)	(36.5)
Arnoldo Mondadori Editore SpA	(17,783)	(29,263)	(34.6)

SCHEDULE OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Italy (continued)
Ascopiave SpA	(4,429)	$(19,241)	(22.7)%
Banca Popolare di Sondrio SCPA	(44,428)	(109,019)	(128.7)
Biesse SpA	(1,791)	(42,154)	(49.8)
Cementir Holding NV	(3,747)	(30,785)	(36.3)
Cerved Group SpA	(9,061)	(77,371)	(91.3)
Danieli & C Officine Meccaniche SpA	(9,015)	(112,684)	(133.0)
Fila SpA	(43,107)	(440,531)	(520.0)
Immobiliare Grande Distribuzione SIIQ SpA	(5,290)	(23,221)	(27.4)
Iren SpA	(41,575)	(102,466)	(121.0)
Salini Impregilo SpA	(40,940)	(60,700)	(71.7)
Tinexta SpA.	(2,032)	(48,012)	(56.7)
Tod’s SpA	(666)	(20,850)	(24.6)
Zignago Vetro SpA	(736)	(11,969)	(14.1)

		(1,159,181)

Japan
Adastria Co. Ltd.	(4,200)	(76,900)	(90.8)
AEON REIT Investment Corp.	(139)	(183,479)	(216.6)
Ai Holdings Corp.	(23,200)	(437,891)	(516.9)
Aichi Bank Ltd.	(1,100)	(29,284)	(34.6)
Alpha Systems, Inc.	(3,900)	(131,527)	(155.3)
Aomori Bank Ltd.	(1,300)	(29,133)	(34.4)
Arata Corp.	(5,000)	(219,927)	(259.6)
Arcland Service Holdings Co. Ltd.	(1,800)	(35,470)	(41.9)
ASKA Pharmaceutical Co. Ltd.	(5,700)	(82,245)	(97.1)
Avex, Inc.	(4,500)	(54,976)	(64.9)
Awa Bank Ltd.	(16,100)	(334,985)	(395.4)
Axial Retailing, Inc.	(8,200)	(387,065)	(456.9)
Bank of Okinawa Ltd.	(14,900)	(381,508)	(450.4)
Bell System24 Holdings, Inc.	(3,900)	(69,661)	(82.2)
BeNEXT Group, Inc.	(8,900)	(104,964)	(123.9)
BML, Inc.	(4,100)	(142,679)	(168.4)
Bunka Shutter Co. Ltd.	(23,400)	(208,805)	(246.5)
Central Glass Co. Ltd.	(1,100)	(22,486)	(26.5)
Central Security Patrols Co. Ltd.	(1,600)	(50,762)	(59.9)
Chudenko Corp.	(4,500)	(91,384)	(107.9)
Chukyo Bank Ltd.	(7,600)	(131,972)	(155.8)
CKD Corp.	(19,200)	(436,238)	(515.0)
Colowide Co. Ltd.	(18,200)	(332,004)	(391.9)
Cosel Co. Ltd.	(2,300)	(24,843)	(29.3)
Curves Holdings Co. Ltd.	(9,700)	(77,502)	(91.5)
Daibiru Corp.	(48,500)	(551,876)	(651.5)
Daihen Corp.	(4,100)	(193,977)	(229.0)
Daikokutenbussan Co. Ltd.	(2,100)	(111,854)	(132.0)
Daio Paper Corp.	(13,700)	(247,434)	(292.1)
Daiseki Co. Ltd.	(2,600)	(82,367)	(97.2)
Daishi Hokuetsu Financial Group, Inc.	(10,500)	(219,180)	(258.7)
Daiwa Securities Living Investments Corp.	(285)	(273,888)	(323.3)
Daiwabo Holdings Co. Ltd.	(1,400)	(117,998)	(139.3)
Dexerials Corp.	(10,900)	(142,785)	(168.5)
Digital Garage, Inc.	(900)	(30,813)	(36.4)
Doutor Nichires Holdings Co. Ltd.	(15,600)	(231,927)	(273.8)
Eagle Industry Co. Ltd.	(4,000)	(41,757)	(49.3)
Earth Corp.	(4,400)	(251,171)	(296.5)
Foster Electric Co. Ltd.	(3,000)	(44,513)	(52.5)
Fujibo Holdings, Inc.	(5,900)	(226,565)	(267.4)
Fujimi, Inc.	(5,000)	(204,780)	(241.7)
Fujitec Co. Ltd.	(17,000)	(370,899)	(437.8)
Fujiya Co. Ltd.	(13,500)	(292,120)	(344.8)
Fuso Chemical Co. Ltd.	(4,700)	(166,577)	(196.6)
Gakken Holdings Co. Ltd.	(1,500)	(24,571)	(29.0)

Security	Shares	Value	% of Basket Value

Japan (continued)
Global One Real Estate Investment Corp.	(105)	$(109,519)	(129.3)%
Gree, Inc.	(15,000)	(82,495)	(97.4)
Gunze Ltd.	(4,200)	(133,933)	(158.1)
Hanwa Co. Ltd.	(17,300)	(446,904)	(527.5)
Heiwa Real Estate Co. Ltd.	(4,300)	(147,143)	(173.7)
Heiwa Real Estate REIT, Inc.	(157)	(205,258)	(242.3)
HIS Co. Ltd.	(4,300)	(73,695)	(87.0)
Hodogaya Chemical Co. Ltd.	(6,600)	(345,847)	(408.3)
Hokkaido Electric Power Co., Inc.	(97,500)	(413,625)	(488.3)
Hokkoku Bank Ltd.	(2,900)	(66,851)	(78.9)
Hokuto Corp.	(31,400)	(647,871)	(764.8)
Hoshino Resorts REIT, Inc.	(15)	(73,404)	(86.6)
Hosokawa Micron Corp.	(6,600)	(390,042)	(460.4)
Hulic Reit, Inc.	(132)	(200,735)	(237.0)
Hyakujushi Bank Ltd.	(10,400)	(148,022)	(174.7)
Ichibanya Co. Ltd.	(12,200)	(596,369)	(704.0)
Idec Corp.	(19,400)	(342,499)	(404.3)
Infocom Corp.	(1,100)	(31,900)	(37.7)
Information Services International-Dentsu Ltd.	(6,300)	(232,349)	(274.3)
Invesco Office J-Reit, Inc.	(537)	(77,999)	(92.1)
Itochu Enex Co. Ltd.	(10,500)	(100,908)	(119.1)
Jafco Co. Ltd.	(3,700)	(200,098)	(236.2)
Japan Petroleum Exploration Co. Ltd.	(22,600)	(429,767)	(507.3)
Japan Pulp & Paper Co. Ltd.	(1,100)	(37,214)	(43.9)
Japan Wool Textile Co. Ltd.	(41,000)	(373,003)	(440.3)
Joyful Honda Co. Ltd.	(15,700)	(208,048)	(245.6)
Katakura Industries Co. Ltd.	(6,400)	(81,716)	(96.5)
Keiyo Co. Ltd.	(3,200)	(22,536)	(26.6)
Kenedix Retail REIT Corp.	(27)	(65,349)	(77.1)
Key Coffee, Inc.	(9,600)	(196,208)	(231.6)
KH Neochem Co. Ltd.	(3,700)	(83,440)	(98.5)
Kintetsu Department Store Co. Ltd.	(12,200)	(378,945)	(447.3)
Kitz Corp.	(8,000)	(45,964)	(54.3)
Kiyo Bank Ltd.	(11,200)	(144,479)	(170.5)
KLab, Inc.	(4,700)	(40,920)	(48.3)
Koa Corp.	(12,800)	(194,830)	(230.0)
Kojima Co. Ltd.	(30,200)	(178,965)	(211.3)
KOMEDA Holdings Co. Ltd.	(1,300)	(23,475)	(27.7)
Komeri Co. Ltd.	(1,200)	(31,866)	(37.6)
Kumiai Chemical Industry Co. Ltd.	(27,300)	(223,122)	(263.4)
Kureha Corp.	(5,600)	(346,866)	(409.5)
KYB Corp.	(6,200)	(139,125)	(164.2)
KYORIN Holdings, Inc.	(20,500)	(384,747)	(454.2)
LEC, Inc.	(2,800)	(35,901)	(42.4)
Leopalace21 Corp.	(17,100)	(25,355)	(29.9)
Life Corp.	(9,200)	(289,733)	(342.0)
Macnica Fuji Electronics Holdings, Inc.	(35,000)	(733,467)	(865.8)
Maruwa Co. Ltd.	(2,200)	(230,235)	(271.8)
Matsuya Co. Ltd.	(12,200)	(99,028)	(116.9)
Matsuyafoods Holdings Co. Ltd.	(2,000)	(66,996)	(79.1)
Maxell Holdings Ltd.	(6,400)	(84,087)	(99.3)
MCJ Co. Ltd.	(16,700)	(159,987)	(188.9)
Melco Holdings, Inc.	(1,400)	(50,071)	(59.1)
Micronics Japan Co. Ltd.	(1,900)	(28,586)	(33.7)
Mitsui-Soko Holdings Co. Ltd.	(7,400)	(158,157)	(186.7)
Mitsuuroko Group Holdings Co. Ltd.	(15,600)	(201,699)	(238.1)
Miyazaki Bank Ltd.	(1,100)	(22,475)	(26.5)
Monex Group, Inc.	(11,700)	(60,422)	(71.3)
Mori Trust Sogo Reit, Inc.	(73)	(96,543)	(114.0)
Morita Holdings Corp.	(1,700)	(27,250)	(32.2)
MTI Ltd.	(6,400)	(49,180)	(58.1)

40

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Musashi Seimitsu Industry Co. Ltd.	(11,700)	$(165,618)	(195.5)%
Nachi-Fujikoshi Corp.	(10,300)	(412,371)	(486.8)
Nichiban Co. Ltd.	(4,400)	(70,064)	(82.7)
Nichicon Corp.	(9,600)	(130,466)	(154.0)
Nichiha Corp.	(17,900)	(536,369)	(633.2)
Nikkiso Co. Ltd.	(22,800)	(219,036)	(258.6)
Nippon Fine Chemical Co. Ltd.	(1,300)	(16,981)	(20.0)
Nippon Flour Mills Co. Ltd.	(2,300)	(36,210)	(42.7)
Nippon Sharyo Ltd.	(300)	(7,076)	(8.4)
Nippon Steel Trading Corp.	(5,800)	(198,971)	(234.9)
Nishi-Nippon Financial Holdings, Inc.	(20,600)	(123,842)	(146.2)
Nissha Co. Ltd.	(9,900)	(127,520)	(150.5)
Nittetsu Mining Co. Ltd.	(2,400)	(126,541)	(149.4)
Nitto Boseki Co. Ltd.	(800)	(37,521)	(44.3)
Nohmi Bosai Ltd.	(3,000)	(63,383)	(74.8)
North Pacific Bank Ltd.	(131,200)	(265,582)	(313.5)
Ogaki Kyoritsu Bank Ltd.	(16,400)	(310,151)	(366.1)
Okinawa Electric Power Co., Inc.	(41,800)	(562,922)	(664.5)
One REIT, Inc.	(11)	(28,665)	(33.8)
Onward Holdings Co. Ltd.	(25,200)	(58,935)	(69.6)
Organo Corp.	(700)	(46,446)	(54.8)
Osaka Organic Chemical Industry Ltd.	(1,000)	(34,383)	(40.6)
Osaka Soda Co. Ltd.	(2,700)	(65,433)	(77.2)
Outsourcing, Inc.	(4,400)	(55,156)	(65.1)
Pacific Industrial Co. Ltd.	(18,500)	(194,022)	(229.0)
Pasona Group, Inc.	(9,000)	(161,706)	(190.9)
Premier Investment Corp.	(239)	(301,201)	(355.6)
Prima Meat Packers Ltd.	(18,500)	(577,677)	(681.9)
Raito Kogyo Co. Ltd.	(14,000)	(228,322)	(269.5)
Raiznext Corp.	(12,400)	(137,028)	(161.8)
Relia, Inc.	(2,800)	(38,421)	(45.4)
Restar Holdings Corp.	(3,600)	(71,864)	(84.8)
Riso Kyoiku Co. Ltd.	(29,900)	(90,971)	(107.4)
Round One Corp.	(3,800)	(33,101)	(39.1)
Royal Holdings Co. Ltd.	(10,200)	(180,843)	(213.5)
S Foods, Inc.	(5,400)	(179,556)	(212.0)
Saibu Gas Co. Ltd.	(300)	(8,263)	(9.8)
Sanyo Denki Co. Ltd.	(3,400)	(203,848)	(240.6)
SBS Holdings, Inc.	(7,600)	(174,410)	(205.9)
Seikagaku Corp.	(5,700)	(55,807)	(65.9)
Seiren Co. Ltd.	(35,200)	(533,196)	(629.4)
Senko Group Holdings Co. Ltd.	(19,200)	(178,407)	(210.6)
Serverworks Co. Ltd.	(1,400)	(75,938)	(89.6)
Shibuya Corp.	(900)	(29,680)	(35.0)
Shin Nippon Air Technologies Co. Ltd.	(8,900)	(179,380)	(211.7)
Shizuoka Gas Co. Ltd.	(59,900)	(543,272)	(641.3)
Sinanen Holdings Co. Ltd.	(5,700)	(159,599)	(188.4)
Sinfonia Technology Co. Ltd.	(36,600)	(501,711)	(592.2)
Sparx Group Co. Ltd.	(11,600)	(32,920)	(38.9)
Starts Corp., Inc.	(18,500)	(476,163)	(562.1)
Sumitomo Densetsu Co. Ltd.	(9,500)	(234,204)	(276.5)
Sumitomo Warehouse Co. Ltd.	(15,900)	(193,843)	(228.8)
Suruga Bank Ltd.	(15,500)	(45,580)	(53.8)
Systena Corp.	(4,900)	(92,311)	(109.0)
T Hasegawa Co. Ltd.	(3,800)	(73,506)	(86.8)
Tachi-S Co. Ltd.	(2,300)	(23,462)	(27.7)
Taiyo Holdings Co. Ltd.	(3,800)	(226,188)	(267.0)
Taki Chemical Co. Ltd.	(2,100)	(122,741)	(144.9)
Takuma Co. Ltd.	(8,300)	(175,126)	(206.7)
Tamron Co. Ltd.	(1,800)	(35,072)	(41.4)
Tamura Corp.	(18,800)	(100,878)	(119.1)

Security	Shares	Value	% of Basket Value

Japan (continued)
Tatsuta Electric Wire and Cable Co. Ltd.	(8,400)	$(54,991)	(64.9)%
Tenma Corp.	(5,400)	(109,967)	(129.8)
TKC Corp.	(6,100)	(401,372)	(473.8)
Toa Corp.	(1,400)	(27,380)	(32.3)
Toagosei Co. Ltd.	(4,500)	(47,688)	(56.3)
Tocalo Co. Ltd.	(5,800)	(79,032)	(93.3)
Toei Animation Co. Ltd.	(400)	(38,952)	(46.0)
Toei Co. Ltd.	(1,700)	(309,312)	(365.1)
Toho Bank Ltd.	(90,400)	(176,002)	(207.8)
TOKAI Holdings Corp.	(39,300)	(365,804)	(431.8)
Tokai Tokyo Financial Holdings, Inc.	(93,200)	(275,709)	(325.5)
Tokushu Tokai Paper Co. Ltd.	(10,100)	(442,618)	(522.5)
Tokyotokeiba Co. Ltd.	(4,800)	(198,880)	(234.8)
Tokyu REIT, Inc.	(152)	(240,280)	(283.6)
TOMONY Holdings, Inc.	(60,100)	(173,037)	(204.3)
Tomy Co. Ltd.	(10,200)	(87,750)	(103.6)
Tonami Holdings Co. Ltd.	(1,700)	(87,938)	(103.8)
Toppan Forms Co. Ltd.	(5,000)	(51,551)	(60.9)
Torii Pharmaceutical Co. Ltd.	(4,800)	(148,096)	(174.8)
Toshiba Machine Co. Ltd.	(1,200)	(28,822)	(34.0)
Tosho Co. Ltd.	(5,400)	(79,615)	(94.0)
Totetsu Kogyo Co. Ltd.	(3,800)	(97,562)	(115.2)
Toyo Ink SC Holdings Co. Ltd.	(1,800)	(31,617)	(37.3)
Trancom Co. Ltd.	(1,900)	(148,521)	(175.3)
Tsugami Corp.	(14,200)	(232,522)	(274.5)
Tv Tokyo Holdings Corp.	(2,900)	(65,983)	(77.9)
Uchida Yoko Co. Ltd.	(1,900)	(76,071)	(89.8)
Valor Holdings Co. Ltd.	(17,400)	(411,696)	(486.0)
Wacom Co. Ltd.	(48,200)	(430,456)	(508.1)
WATAMI Co. Ltd.	(59,500)	(551,123)	(650.6)
Yamagata Bank Ltd.	(7,600)	(73,012)	(86.2)
Yoshinoya Holdings Co. Ltd.	(5,800)	(122,071)	(144.1)

		(35,057,254)

Luxembourg
Befesa SA	(5,671)	(376,328)	(444.2)
Orion Engineered Carbons SA	(2,604)	(39,659)	(46.8)

		(415,987)

Netherlands
AMG Advanced Metallurgical Group NV	(1,356)	(42,942)	(50.7)
Corbion NV	(6,116)	(357,172)	(421.6)
ForFarmers NV	(15,076)	(96,966)	(114.5)
Frank’s International NV	(45,364)	(126,112)	(148.9)
Koninklijke BAM Groep NV	(24,856)	(48,994)	(57.8)
NSI NV	(2,805)	(115,650)	(136.5)
Sligro Food Group NV	(7,556)	(167,886)	(198.2)
Van Lanschot Kempen NV	(3,583)	(89,123)	(105.2)

		(1,044,845)

Norway
FLEX Liquified Natural Gas Ltd.	(11,799)	(94,031)	(111.0)
Frontline Ltd.	(14,991)	(86,621)	(102.2)
Golden Ocean Group Ltd.	(18,249)	(85,627)	(101.1)
Hexagon Composites ASA	(55,210)	(396,843)	(468.4)
Ocean Yield ASA	(11,320)	(31,751)	(37.5)
Veidekke ASA	(134)	(1,611)	(1.9)
XXL ASA	(21,769)	(52,739)	(62.3)

		(749,223)

SCHEDULE OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Portugal
REN - Redes Energeticas Nacionais SGPS SA	(82,419)	$(234,546)	(276.9)%
Semapa-Sociedade de Investimento e Gestao	(23,644)	(251,109)	(296.4)

		(485,655)

Singapore
Parkway Life Real Estate Investment Trust	(93,300)	(291,042)	(343.6)

Spain
Aedas Homes SA	(7)	(174)	(0.2)
Corp. Financiera Alba SA	(869)	(39,878)	(47.1)
eDreams ODIGEO SA	(5,902)	(26,750)	(31.6)
Fomento de Construcciones y Contratas SA	(4,492)	(48,026)	(56.7)
Grupo Catalana Occidente SA	(846)	(28,743)	(33.9)
Grupo Empresarial San Jose SA	(11,064)	(56,952)	(67.2)
Indra Sistemas SA	(6,021)	(53,015)	(62.6)
Metrovacesa SA	(13,113)	(100,254)	(118.3)
Miquel y Costas & Miquel SA	(244)	(4,080)	(4.8)
Neinor Homes SA	(5,106)	(68,766)	(81.2)
Sacyr SA	(26,957)	(1,341)	(1.6)
Sacyr SA	(26,957)	(59,026)	(69.7)

		(487,005)

Sweden
Alimak Group AB	(12,905)	(214,034)	(252.7)
Ambea AB	(4,437)	(36,231)	(42.8)
Attendo AB	(59,344)	(332,360)	(392.3)
BHG Group AB	(13,828)	(258,774)	(305.5)
Catena AB	(1,083)	(50,434)	(59.5)
Cibus Nordic Real Estate AB	(12,072)	(235,407)	(277.9)
Cloetta AB	(21,333)	(61,093)	(72.1)
Creades AB	(1,229)	(125,366)	(148.0)
Duni AB	(1,753)	(21,398)	(25.3)
Instalco AB	(2,289)	(73,420)	(86.7)
Klovern AB	(30,597)	(50,690)	(59.8)
KNOW IT AB	(6,485)	(218,073)	(257.4)
LeoVegas AB	(23,583)	(96,238)	(113.6)
Lindab International AB	(19,261)	(410,834)	(485.0)
Munters Group AB	(5,048)	(47,422)	(56.0)
Samhallsbyggnadsbolaget i Norden AB	(43,481)	(149,013)	(175.9)
Sdiptech AB	(2,255)	(72,292)	(85.3)
SSAB AB	(45,081)	(173,425)	(204.7)
Veoneer, Inc.	(6,848)	(180,034)	(212.5)

		(2,806,538)

Switzerland
APG SGA SA	(154)	(32,503)	(38.4)
Burckhardt Compression Holding AG	(274)	(94,663)	(111.8)
Comet Holding AG	(1,218)	(278,223)	(328.4)
Conzzeta AG	(221)	(282,382)	(333.3)
dormakaba Holding AG	(767)	(459,693)	(542.7)
EFG International AG	(8,795)	(60,783)	(71.8)
Emmi AG	(1,053)	(1,094,805)	(1,292.4)
GAM Holding AG	(10,569)	(25,063)	(29.6)
Huber + Suhner AG	(2,847)	(234,507)	(276.8)
Leonteq AG	(1,098)	(44,214)	(52.2)
Mobilezone Holding AG	(18,158)	(194,506)	(229.6)
Orascom Development Holding AG	(9)	(102)	(0.1)
Orior AG	(5,901)	(479,594)	(566.1)
St Galler Kantonalbank AG	(219)	(100,420)	(118.6)
Swissquote Group Holding SA	(5,313)	(577,090)	(681.2)

Security	Shares	Value	% of Basket Value

Switzerland (continued)
u-blox Holding AG	(1,809)	$(142,249)	(167.9)%
Vetropack Holding AG	(208)	(13,754)	(16.2)
Zehnder Group AG	(4,165)	(304,651)	(359.6)

		(4,419,202)

Thailand
Fabrinet	(1,504)	(118,726)	(140.1)

United Kingdom
Aggreko PLC	(4,875)	(38,666)	(45.6)
Balfour Beatty PLC	(67,331)	(247,935)	(292.7)
Bodycote PLC	(4,286)	(41,313)	(48.8)
Cairn Energy PLC	(27,339)	(67,443)	(79.6)
Calisen PLC	(18,276)	(64,479)	(76.1)
Close Brothers Group PLC	(1,577)	(30,393)	(35.9)
Cranswick PLC	(498)	(23,228)	(27.4)
CVS Group PLC	(3,064)	(64,232)	(75.8)
Daily Mail & General Trust PLC	(2,868)	(30,258)	(35.7)
Draper Esprit PLC	(2,487)	(23,444)	(27.7)
Elementis PLC	(16,821)	(25,375)	(30.0)
Essentra PLC	(14,417)	(56,815)	(67.1)
Finablr PLC	(44,203)	(606)	(0.7)
Forterra PLC	(11,212)	(39,942)	(47.2)
GCP Student Living PLC	(8,590)	(17,270)	(20.4)
Helical PLC	(18,801)	(97,631)	(115.2)
Ibstock PLC	(20,279)	(57,177)	(67.5)
IG Design Group PLC	(31,421)	(223,868)	(264.3)
IntegraFin Holdings PLC	(66,823)	(499,921)	(590.1)
Lancashire Holdings Ltd.	(7,893)	(73,447)	(86.7)
Liontrust Asset Management PLC	(1,467)	(25,682)	(30.3)
Luxfer Holdings PLC	(3,235)	(53,280)	(62.9)
Man Group PLC	(134,074)	(267,654)	(316.0)
Mitchells & Butlers PLC	(22,781)	(92,761)	(109.5)
Moneysupermarket.com Group PLC	(35,095)	(128,009)	(151.1)
Petrofac Ltd.	(11,656)	(18,952)	(22.4)
QinetiQ Group PLC	(35,031)	(143,864)	(169.8)
Restore PLC	(63,503)	(308,881)	(364.6)
RWS Holdings PLC	(3,493)	(28,141)	(33.2)
Savills PLC	(4,414)	(63,390)	(74.8)
Serica Energy PLC	(114,272)	(183,526)	(216.6)
Shaftesbury PLC	(4,228)	(32,412)	(38.3)
St Modwen Properties PLC	(21,604)	(114,435)	(135.1)
Stagecoach Group PLC	(35,325)	(35,704)	(42.1)
Stolt-Nielsen Ltd.	(9,516)	(131,848)	(155.6)
Telecom Plus PLC	(5,684)	(101,241)	(119.5)
TORM PLC	(4,428)	(31,393)	(37.1)
Virgin Money UK PLC	(33,070)	(58,294)	(68.8)

		(3,542,910)

United States
A10 Networks, Inc.	(2,728)	(27,089)	(32.0)
AAR Corp.	(981)	(32,913)	(38.9)
ACCO Brands Corp.	(2,778)	(22,474)	(26.5)
Adient PLC	(2,280)	(73,621)	(86.9)
Adtalem Global Education, Inc.	(968)	(37,355)	(44.1)
ADTRAN, Inc.	(19,848)	(341,386)	(403.0)
Aegion Corp.	(3,330)	(61,172)	(72.2)
Aerie Pharmaceuticals, Inc.	(3,600)	(61,884)	(73.1)
AeroVironment, Inc.	(551)	(63,238)	(74.6)
Agilysys, Inc.	(3,354)	(123,394)	(145.7)

42

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Air Transport Services Group, Inc.	(4,058)	$(103,114)	(121.7)%
Albany International Corp., Class A	(918)	(63,819)	(75.3)
Alexander’s, Inc.	(182)	(48,630)	(57.4)
Allegiant Travel Co.	(757)	(137,388)	(162.2)
ALLETE, Inc.	(5,863)	(368,431)	(434.9)
Allscripts Healthcare Solutions, Inc.	(1,837)	(30,311)	(35.8)
Altabancorp	(3,103)	(99,948)	(118.0)
Ambac Financial Group, Inc.	(12,194)	(175,837)	(207.6)
American Assets Trust, Inc.	(14,527)	(401,381)	(473.8)
American Axle & Manufacturing Holdings, Inc.	(20,419)	(179,891)	(212.4)
American Vanguard Corp.	(6,495)	(107,492)	(126.9)
Amkor Technology, Inc.	(7,139)	(110,797)	(130.8)
AngioDynamics, Inc.	(4,940)	(92,576)	(109.3)
Apogee Enterprises, Inc.	(2,071)	(72,692)	(85.8)
Applied Industrial Technologies, Inc.	(1,643)	(115,651)	(136.5)
ArcBest Corp.	(9,057)	(419,792)	(495.5)
Arrow Financial Corp.	(5,192)	(152,645)	(180.2)
Asbury Automotive Group, Inc.	(237)	(33,799)	(39.9)
Astec Industries, Inc.	(9,837)	(585,006)	(690.6)
Atkore International Group, Inc.	(3,085)	(136,851)	(161.5)
Atlantic Union Bankshares Corp.	(10,414)	(341,996)	(403.7)
Atlas Air Worldwide Holdings, Inc.	(2,378)	(123,228)	(145.5)
Avanos Medical, Inc.	(1,898)	(85,979)	(101.5)
Avista Corp.	(978)	(36,655)	(43.3)
Axcelis Technologies, Inc.	(11,568)	(396,088)	(467.6)
Axos Financial, Inc.	(1,770)	(68,942)	(81.4)
AZZ, Inc.	(13,020)	(619,622)	(731.4)
Badger Meter, Inc.	(2,590)	(237,529)	(280.4)
Bank First Corp.	(310)	(20,466)	(24.2)
BankUnited, Inc.	(1,238)	(42,897)	(50.6)
Bar Harbor Bankshares	(2,267)	(48,763)	(57.6)
Barrett Business Services, Inc.	(1,984)	(125,091)	(147.7)
Belden, Inc.	(4,686)	(221,367)	(261.3)
Benefitfocus, Inc.	(12,132)	(149,224)	(176.2)
Berkshire Hills Bancorp, Inc.	(2,000)	(33,160)	(39.1)
BGC Partners, Inc., Class A	(99,162)	(352,025)	(415.5)
Blackbaud, Inc.	(673)	(44,748)	(52.8)
Blucora, Inc.	(4,347)	(71,986)	(85.0)
Boingo Wireless, Inc.	(1,826)	(21,072)	(24.9)
Boise Cascade Co.	(7,484)	(356,463)	(420.8)
Brookdale Senior Living, Inc.	(11,385)	(56,242)	(66.4)
Cabot Corp.	(5,970)	(262,143)	(309.4)
Calavo Growers, Inc.	(1,405)	(106,991)	(126.3)
Cal-Maine Foods, Inc.	(2,626)	(100,681)	(118.8)
Camping World Holdings, Inc.	(2,281)	(77,919)	(92.0)
Carpenter Technology Corp.	(8,114)	(253,481)	(299.2)
Cars.com, Inc.	(8,499)	(98,673)	(116.5)
Casella Waste Systems, Inc.	(1,800)	(103,032)	(121.6)
Cass Information Systems, Inc.	(4,596)	(186,598)	(220.3)
CatchMark Timber Trust, Inc.	(16,003)	(145,947)	(172.3)
Cathay General Bancorp	(2,144)	(72,510)	(85.6)
CBTX, Inc.	(2,939)	(77,354)	(91.3)
Centerspace	(1,794)	(125,472)	(148.1)
Century Aluminum Co.	(10,947)	(106,733)	(126.0)
Century Bancorp, Inc., Class A	(360)	(28,512)	(33.7)
Century Communities, Inc.	(1,923)	(90,266)	(106.6)
ChannelAdvisor Corp.	(8,388)	(171,954)	(203.0)
Chase Corp.	(496)	(49,719)	(58.7)
Chesapeake Utilities Corp.	(565)	(57,308)	(67.6)
CIRCOR International, Inc.	(3,905)	(124,843)	(147.4)
Clean Energy Fuels Corp.	(15,558)	(159,158)	(187.9)
Clear Channel Outdoor Holdings, Inc.	(126,885)	(252,501)	(298.1)

Security	Shares	Value	% of Basket Value

United States (continued)
CNO Financial Group, Inc.	(13,433)	$(284,914)	(336.3)%
Coca-Cola Consolidated, Inc.	(677)	(180,664)	(213.3)
Codexis, Inc.	(3,653)	(85,078)	(100.4)
Collectors Universe, Inc.	(1,233)	(112,585)	(132.9)
Columbia Banking System, Inc.	(8,029)	(309,277)	(365.1)
Columbia Financial, Inc.	(18,031)	(278,038)	(328.2)
Community Health Systems, Inc.	(7,260)	(67,663)	(79.9)
Computer Programs and Systems, Inc.	(2,272)	(69,932)	(82.6)
Comtech Telecommunications Corp.	(6,281)	(134,037)	(158.2)
Consolidated Communications Holdings, Inc.	(16,463)	(100,507)	(118.6)
Cooper Tire & Rubber Co.	(11,712)	(430,416)	(508.1)
CSW Industrials, Inc.	(3,736)	(435,319)	(513.9)
CVR Energy, Inc.	(2,149)	(36,748)	(43.4)
Dana, Inc.	(2,397)	(46,406)	(54.8)
Deluxe Corp.	(4,527)	(153,420)	(181.1)
Denny’s Corp.	(6,266)	(98,564)	(116.3)
Diamond Hill Investment Group, Inc.	(4,139)	(613,524)	(724.2)
Diebold Nixdorf, Inc.	(5,016)	(68,519)	(80.9)
Diodes, Inc.	(1,106)	(78,283)	(92.4)
DMC Global, Inc.	(471)	(26,927)	(31.8)
DSP Group, Inc.	(9,605)	(154,929)	(182.9)
Eagle Bancorp, Inc.	(10,432)	(443,256)	(523.2)
Ebix, Inc.	(1,696)	(88,311)	(104.2)
Empire State Realty Trust, Inc.	(25,564)	(252,061)	(297.5)
Encore Wire Corp.	(10,282)	(593,785)	(700.9)
Enova International, Inc.	(1,577)	(35,640)	(42.1)
Ensign Group, Inc.	(2,395)	(187,481)	(221.3)
ePlus, Inc.	(40)	(3,362)	(4.0)
EPR Properties	(1,336)	(52,959)	(62.5)
EverQuote, Inc., Class A	(713)	(32,128)	(37.9)
Evolent Health, Inc.	(2,029)	(34,635)	(40.9)
EW Scripps Co.	(6,210)	(91,970)	(108.6)
FBL Financial Group, Inc., Class A	(6,148)	(344,534)	(406.7)
Federal Signal Corp.	(5,732)	(187,379)	(221.2)
Federated Investors, Inc., Class B	(5,637)	(152,199)	(179.7)
First Bancorp/Southern Pines	(14,612)	(497,685)	(587.5)
Forestar Group, Inc.	(2,200)	(47,278)	(55.8)
FormFactor, Inc.	(7,417)	(303,133)	(357.8)
Forterra, Inc.	(5,094)	(93,220)	(110.0)
FRP Holdings, Inc.	(2,728)	(117,822)	(139.1)
GCP Applied Technologies, Inc.	(3,393)	(84,112)	(99.3)
GEO Group, Inc.	(7,936)	(70,948)	(83.8)
G-III Apparel Group Ltd.	(1,098)	(29,690)	(35.0)
Glatfelter Corp.	(39,535)	(618,723)	(730.4)
Glu Mobile, Inc.	(12,744)	(112,275)	(132.5)
GoPro, Inc., Class A	(24,469)	(218,998)	(258.5)
GrafTech International Ltd.	(17,362)	(168,411)	(198.8)
Granite Construction, Inc.	(2,205)	(65,290)	(77.1)
Greif, Inc., Class A	(526)	(23,754)	(28.0)
Griffon Corp.	(3,407)	(76,521)	(90.3)
Hackett Group, Inc.	(6,010)	(81,856)	(96.6)
Hanger, Inc.	(6,148)	(125,973)	(148.7)
Haverty Furniture Cos., Inc.	(2,318)	(75,775)	(89.4)
Hawaiian Electric Industries, Inc.	(8,075)	(266,959)	(315.1)
Hawkins, Inc.	(3,922)	(215,435)	(254.3)
Healthcare Services Group, Inc.	(6,546)	(212,221)	(250.5)
Heartland Express, Inc.	(2,023)	(37,972)	(44.8)
Hillenbrand, Inc.	(1,651)	(67,856)	(80.1)
HNI Corp.	(4,185)	(135,008)	(159.4)
Huron Consulting Group, Inc.	(4,689)	(248,329)	(293.1)
Hyster-Yale Materials Handling, Inc.	(3,020)	(270,924)	(319.8)
Ichor Holdings Ltd.	(2,643)	(95,412)	(112.6)

SCHEDULE OF INVESTMENTS	43

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Impinj, Inc.	(2,921)	$(154,725)	(182.6)%
Independence Realty Trust, Inc.	(5,977)	(79,375)	(93.7)
Industrial Logistics Properties Trust	(1,600)	(33,936)	(40.1)
Ingles Markets, Inc., Class A	(5,372)	(255,492)	(301.6)
Innospec, Inc.	(3,069)	(269,428)	(318.0)
Innoviva, Inc.	(10,801)	(129,720)	(153.1)
Insteel Industries, Inc.	(6,403)	(161,612)	(190.8)
Interface, Inc.	(6,326)	(63,513)	(75.0)
International Bancshares Corp.	(26,941)	(1,018,639)	(1,202.5)
International Seaways, Inc.	(7,788)	(124,686)	(147.2)
Investors Bancorp, Inc.	(3,733)	(42,967)	(50.7)
John B Sanfilippo & Son, Inc.	(5,433)	(436,976)	(515.8)
Kaiser Aluminum Corp.	(4,510)	(391,017)	(461.6)
Kaman Corp.	(9,822)	(494,636)	(583.9)
Kearny Financial Corp.	(20,770)	(214,969)	(253.8)
Kforce, Inc.	(2,127)	(90,717)	(107.1)
Kirby Corp.	(2,426)	(123,144)	(145.4)
Kite Realty Group Trust	(7,198)	(114,736)	(135.4)
Korn Ferry	(9,540)	(435,024)	(513.5)
Kosmos Energy Ltd.	(52,302)	(116,110)	(137.1)
Lakeland Financial Corp.	(3,679)	(215,957)	(254.9)
La-Z-Boy, Inc.	(8,937)	(346,041)	(408.5)
LCI Industries	(584)	(75,558)	(89.2)
Lexington Realty Trust	(10,219)	(104,745)	(123.6)
Lindblad Expeditions Holdings, Inc.	(1,565)	(24,571)	(29.0)
LTC Properties, Inc.	(1,049)	(40,533)	(47.8)
M/I Homes, Inc.	(1,261)	(62,256)	(73.5)
Macquarie Infrastructure Corp.	(9,373)	(260,476)	(307.5)
ManTech International Corp.	(1,371)	(122,965)	(145.2)
Marten Transport Ltd.	(5,164)	(81,849)	(96.6)
Masonite International Corp.	(2,141)	(213,029)	(251.5)
Materion Corp.	(1,842)	(125,606)	(148.3)
Matson, Inc.	(4,146)	(247,931)	(292.7)
Matthews International Corp., Class A	(2,303)	(70,311)	(83.0)
Maxar Technologies, Inc.	(2,970)	(124,354)	(146.8)
MBIA, Inc.	(26,465)	(162,495)	(191.8)
MDC Holdings, Inc.	(423)	(22,004)	(26.0)
MEDNAX, Inc.	(2,508)	(68,393)	(80.7)
Meridian Bioscience, Inc.	(2,614)	(57,769)	(68.2)
MGE Energy, Inc.	(11,013)	(701,308)	(827.9)
MGP Ingredients, Inc.	(525)	(30,398)	(35.9)
Middlesex Water Co.	(4,248)	(338,141)	(399.2)
ModivCare, Inc.	(747)	(118,452)	(139.8)
Moelis & Co., Class A	(4,331)	(215,294)	(254.1)
Monmouth Real Estate Investment Corp.	(1,874)	(32,476)	(38.3)
Mueller Industries, Inc.	(1,915)	(65,397)	(77.2)
Myers Industries, Inc.	(38,167)	(765,248)	(903.3)
National HealthCare Corp.	(1,314)	(84,162)	(99.3)
Nautilus, Inc.	(3,334)	(81,716)	(96.5)
Neenah, Inc.	(447)	(22,761)	(26.9)
NeoPhotonics Corp.	(9,564)	(106,543)	(125.8)
Newmark Group, Inc., Class A	(14,793)	(100,001)	(118.0)
NIC, Inc.	(2,855)	(76,857)	(90.7)
NorthWestern Corp.	(1,978)	(107,742)	(127.2)
NOW, Inc.	(7,448)	(61,744)	(72.9)
NV5 Global, Inc.	(1,375)	(120,079)	(141.7)
ODP Corp.	(10,687)	(456,228)	(538.6)
O-I Glass, Inc.	(9,814)	(124,049)	(146.4)
ONE Gas, Inc.	(10,057)	(735,468)	(868.2)
One Liberty Properties, Inc.	(12,481)	(250,119)	(295.3)
OneSpan, Inc.	(14,820)	(345,602)	(408.0)
Option Care Health, Inc.	(1,566)	(28,940)	(34.2)

Security	Shares	Value	% of Basket Value

United States (continued)
Otter Tail Corp.	(9,234)	$(366,497)	(432.6)%
Owens & Minor, Inc.	(2,960)	(86,077)	(101.6)
Patrick Industries, Inc.	(2,608)	(180,108)	(212.6)
Pennant Group, Inc.	(1,738)	(93,452)	(110.3)
Peoples Bancorp, Inc.	(5,189)	(158,264)	(186.8)
Perdoceo Education Corp.	(4,873)	(57,648)	(68.0)
Perficient, Inc.	(2,499)	(136,470)	(161.1)
PGT Innovations, Inc.	(2,831)	(58,630)	(69.2)
Phibro Animal Health Corp.	(4,843)	(100,444)	(118.6)
Piedmont Office Realty Trust, Inc.	(16,154)	(248,449)	(293.3)
Pilgrim’s Pride Corp.	(7,385)	(143,121)	(168.9)
Piper Jaffray Cos	(2,977)	(271,889)	(321.0)
Pitney Bowes, Inc.	(3,022)	(28,225)	(33.3)
PotlatchDeltic Corp.	(5,309)	(253,558)	(299.3)
PQ Group Holdings, Inc.	(5,626)	(77,526)	(91.5)
Prestige Consumer Healthcare, Inc.	(8,932)	(357,280)	(421.8)
PS Business Parks, Inc.	(325)	(44,239)	(52.2)
Quanex Building Products Corp.	(3,949)	(86,839)	(102.5)
QuinStreet, Inc.	(2,629)	(55,656)	(65.7)
RadNet, Inc.	(5,201)	(93,150)	(110.0)
Rayonier, Inc.	(2,375)	(73,031)	(86.2)
Rent-A-Center, Inc.	(556)	(24,075)	(28.4)
REPAY HOLDINGS CORP COMMON STOCK	(7,731)	(171,242)	(202.1)
Ribbon Communications, Inc.	(4,628)	(33,831)	(39.9)
RMR Group, Inc.	(6,237)	(230,021)	(271.5)
RPT Realty	(3,579)	(33,106)	(39.1)
Safety Insurance Group, Inc.	(9,019)	(662,355)	(781.9)
Sally Beauty Holdings, Inc.	(6,252)	(94,405)	(111.4)
Saul Centers, Inc.	(2,974)	(89,012)	(105.1)
Schnitzer Steel Industries, Inc.	(719)	(21,225)	(25.1)
Scholastic Corp.	(6,882)	(177,349)	(209.4)
Selective Insurance Group, Inc.	(3,031)	(196,954)	(232.5)
Sensient Technologies Corp.	(1,581)	(111,508)	(131.6)
Shenandoah Telecommunications Co.	(5,143)	(199,908)	(236.0)
ShotSpotter, Inc.	(1,646)	(75,700)	(89.4)
Shyft Group, Inc.	(5,309)	(160,332)	(189.3)
Silgan Holdings, Inc.	(7,272)	(264,919)	(312.7)
Simply Good Foods Co.	(1,763)	(50,316)	(59.4)
Sinclair Broadcast Group, Inc.	(10,252)	(323,041)	(381.3)
Skyline Champion Corp.	(1,144)	(38,473)	(45.4)
SkyWest, Inc.	(11,263)	(439,144)	(518.4)
Smith & Wesson Brands, Inc.	(1,506)	(24,939)	(29.4)
Sonos, Inc.	(1,549)	(40,506)	(47.8)
South Jersey Industries, Inc.	(17,582)	(406,144)	(479.4)
SpartanNash Co.	(11,687)	(216,443)	(255.5)
Spectrum Brands Holdings, Inc.	(1,765)	(133,381)	(157.4)
Spire, Inc.	(13,001)	(795,531)	(939.1)
St Joe Co.	(4,848)	(215,736)	(254.7)
Standex International Corp.	(2,857)	(234,017)	(276.2)
Steven Madden Ltd.	(1,731)	(58,162)	(68.7)
Summit Materials, Inc., Class A	(1,377)	(28,270)	(33.4)
SunCoke Energy, Inc.	(29,533)	(145,598)	(171.9)
Super Micro Computer, Inc.	(6,365)	(197,315)	(232.9)
Surgery Partners, Inc.	(2,730)	(101,774)	(120.1)
Surmodics, Inc.	(2,973)	(135,271)	(159.7)
Systemax, Inc.	(4,719)	(181,351)	(214.1)
Tanger Factory Outlet Centers, Inc.	(6,116)	(94,370)	(111.4)
Targa Resources Corp.	(1,217)	(33,309)	(39.3)
Tejon Ranch Co.	(13,716)	(218,496)	(257.9)
Tompkins Financial Corp.	(4,139)	(276,775)	(326.7)
Tootsie Roll Industries, Inc.	(11,998)	(474,881)	(560.6)
Tredegar Corp.	(33,488)	(488,590)	(576.8)

44

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
TreeHouse Foods, Inc.	(11,921)	$(503,424)	(594.3)%
Trinity Industries, Inc.	(30,975)	(861,415)	(1,016.9)
Trinseo SA	(1,382)	(70,247)	(82.9)
Tronox Holdings PLC	(7,350)	(112,822)	(133.2)
TTEC Holdings, Inc.	(391)	(29,552)	(34.9)
UFP Industries, Inc.	(13,232)	(713,734)	(842.5)
Ultra Clean Holdings, Inc.	(9,321)	(359,791)	(424.7)
UniFirst Corp.	(219)	(46,603)	(55.0)
Unisys Corp.	(5,566)	(132,972)	(157.0)
Unitil Corp.	(13,145)	(535,922)	(632.6)
Universal Electronics, Inc.	(283)	(15,350)	(18.1)
Universal Health Realty Income Trust	(1,399)	(83,492)	(98.6)
Urstadt Biddle Properties, Inc., Class A	(15,906)	(219,980)	(259.7)
US Concrete, Inc.	(879)	(38,931)	(46.0)
Vapotherm, Inc.	(1,469)	(50,754)	(59.9)
Victory Capital Holdings, Inc.	(426)	(9,040)	(10.7)
Village Super Market, Inc., Class A	(3,165)	(66,687)	(78.7)
Vista Outdoor, Inc.	(2,128)	(62,074)	(73.3)
Wabash National Corp.	(30,319)	(483,588)	(570.9)
Warrior Met Coal, Inc.	(14,241)	(327,828)	(387.0)
Washington Federal, Inc.	(1,371)	(35,893)	(42.4)
Washington Real Estate Investment Trust	(10,908)	(239,322)	(282.5)
Washington Trust Bancorp, Inc.	(7,145)	(311,379)	(367.6)
Weingarten Realty Investors	(10,135)	(228,139)	(269.3)
Werner Enterprises, Inc.	(22,331)	(876,268)	(1,034.4)
WideOpenWest, Inc.	(19,410)	(206,716)	(244.0)
Willdan Group, Inc.	(5,053)	(225,819)	(266.6)
World Acceptance Corp.	(471)	(67,551)	(79.7)
World Fuel Services Corp.	(6,033)	(184,549)	(217.9)
Worthington Industries, Inc.	(9,212)	(482,156)	(569.2)
Yelp, Inc.	(10,354)	(337,437)	(398.3)
York Water Co.	(1,484)	(64,465)	(76.1)
Zynex, Inc.	(1,889)	(34,134)	(40.3)

		(52,046,297)

Total Reference Entity — Short		(115,308,580)

Net Value of Reference Entity — Goldman Sachs & Co.		$84,713

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of period end, termination dates October 14, 2021 to February 27, 2023:

Security	Shares	Value	% of Basket Value
Reference Entity — Long

Common Stocks

Australia
Alumina Ltd.	167,430	$214,922	(19.4)%
Aristocrat Leisure Ltd.	8,254	194,446	(17.5)
Bendigo & Adelaide Bank Ltd.	48,349	337,922	(30.5)
Bunge Ltd.	4,032	263,854	(23.8)
Challenger Ltd.	60,257	304,239	(27.4)
Cochlear Ltd.	797	119,836	(10.8)
Corporate Travel Management Ltd.	2,958	37,416	(3.4)
CSR Ltd.	28,186	113,091	(10.2)
Domain Holdings Australia Ltd.	129,422	489,391	(44.1)

Security	Shares	Value	% of Basket Value

Australia (continued)
Flight Centre Travel Group Ltd.	4,606	$49,123	(4.4)%
IDP Education Ltd.	6,227	108,382	(9.8)
Iluka Resources Ltd.	361,492	1,770,814	(159.7)
IOOF Holdings Ltd.	45,891	108,430	(9.8)
Medibank Pvt Ltd.	10,876	24,159	(2.2)
Mirvac Group	111,602	201,391	(18.2)
Newcrest Mining Ltd.	5,074	96,439	(8.7)
Perpetual Ltd.	5,872	143,998	(13.0)
Platinum Asset Management Ltd.	19,526	61,572	(5.6)
REA Group Ltd.	10,684	1,187,570	(107.1)
Technology One Ltd.	67,155	441,014	(39.8)
Vicinity Centres	200,705	233,539	(21.1)

		6,501,548

Austria
ANDRITZ AG	10,482	497,951	(44.9)

Belgium
Cofinimmo SA	3,158	472,117	(42.6)
Elia Group SA/NV	3,625	436,256	(39.3)
Umicore SA	8,548	484,154	(43.7)
Warehouses De Pauw CVA	1,548	55,582	(5.0)

		1,448,109

Bermuda
Athene Holding Ltd., Class A	21,491	878,767	(79.3)

Canada
ARC Resources Ltd.	74,385	343,785	(31.0)
Bank of Montreal	42,674	3,174,312	(286.4)
Brookfield Infrastructure Corp.	2,079	139,608	(12.6)
Cenovus Energy, Inc.	36,196	213,709	(19.3)
CI Financial Corp.	13,730	170,504	(15.4)
Colliers International Group, Inc.	6,739	594,139	(53.6)
Element Fleet Management Corp.	5,287	49,118	(4.4)
First Capital Real Estate Investment Trust	4,149	47,825	(4.3)
Franco-Nevada Corp.	12,929	1,540,156	(138.9)
Gildan Activewear, Inc.	13,837	345,722	(31.2)
Great-West Lifeco, Inc.	8,861	202,339	(18.3)
Hydro One Ltd.	78,646	1,822,312	(164.4)
IGM Financial, Inc.	6,869	182,045	(16.4)
Imperial Oil Ltd.	8,990	171,047	(15.4)
Innergex Renewable Energy, Inc.	9,863	226,145	(20.4)
Lululemon Athletica, Inc.	97	31,882	(2.9)
Northland Power, Inc.	13,386	490,427	(44.3)
Novagold Resources, Inc.	20,553	187,408	(16.9)
TransAlta Renewables, Inc.	9,577	161,021	(14.5)
Wheaton Precious Metals Corp.	2,379	97,709	(8.8)

		10,191,213

China
Cie Financiere Richemont SA, (Expires 09/13/23)	24,432	7,954	(0.7)

Denmark
AP Moeller - Maersk A/S, Class B	35	71,896	(6.5)
Chr Hansen Holding A/S	3,855	350,111	(31.6)
Demant A/S	2,319	83,118	(7.5)
GN Store Nord A/S	3,862	294,218	(26.5)
ISS A/S	15,987	274,564	(24.8)
Novozymes A/S, Class B	17,051	1,023,375	(92.3)
Orsted A/S	2,287	434,363	(39.2)

SCHEDULE OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Denmark (continued)
Pandora A/S	1,138	$109,506	(9.9)%
Vestas Wind Systems A/S	1,556	334,101	(30.1)

		2,975,252

Finland
Neste OYJ	5,646	397,707	(35.9)
Nordea Bank Abp	127,163	1,030,619	(93.0)
Sampo OYJ, A Shares	2,241	94,215	(8.5)
TietoEVRY OYJ	7,537	247,652	(22.3)
Valmet OYJ	26,821	858,616	(77.4)
Wartsila OYJ Abp	16,491	161,647	(14.6)

		2,790,456

France
Air Liquide SA	2,696	440,923	(39.8)
ALD SA	9,599	131,650	(11.9)
Alstom SA	9,343	506,573	(45.7)
Amundi SA	7,478	556,524	(50.2)
Atos SE	8,140	624,660	(56.4)
AXA SA	16,030	355,134	(32.0)
Carrefour SA	9,584	162,520	(14.7)
Cie de Saint-Gobain	15,810	785,934	(70.9)
CNP Assurances	3,857	58,457	(5.3)
Credit Agricole SA	62,349	705,673	(63.7)
Electricite de France SA	31,492	391,589	(35.3)
Engie SA	24,948	387,175	(34.9)
Eutelsat Communications SA	12,015	143,085	(12.9)
Faurecia SE	8,727	456,695	(41.2)
JCDecaux SA	9,040	175,640	(15.8)
Klepierre SA	6,208	148,788	(13.4)
Legrand SA	20,125	1,849,224	(166.8)
Nexans SA	573	42,617	(3.8)
Remy Cointreau SA	2,310	428,454	(38.7)
Renault SA	8,545	363,406	(32.8)
Rexel SA	52,275	795,460	(71.8)
Sartorius Stedim Biotech	1,105	462,635	(41.7)
Societe Generale SA	677	12,683	(1.1)
Unibail-Rodamco-Westfield	1,418	119,735	(10.8)
Valeo SA	7,338	273,172	(24.6)
Vinci SA	1,686	156,340	(14.1)

		10,534,746

Germany
adidas AG	1,796	569,473	(51.4)
alstria office REIT-AG	8,261	142,357	(12.8)
Aurubis AG	2,712	209,008	(18.9)
BASF SE	5,709	441,227	(39.8)
Bayerische Motoren Werke AG	8,408	711,896	(64.2)
Covestro AG	6,015	408,610	(36.9)
Daimler AG	6,139	431,167	(38.9)
Deutsche Bank AG	20,923	212,498	(19.2)
DWS Group GmbH & Co. KGaA	8,287	324,931	(29.3)
E.ON SE	102,979	1,089,367	(98.3)
Fielmann AG	4,928	427,896	(38.6)
Freenet AG	8,144	170,045	(15.3)
Hannover Rueck SE	7,527	1,166,406	(105.2)
Hella GmbH & Co. KGaA	3,426	208,867	(18.8)
HUGO BOSS AG	2,197	78,201	(7.1)
Infineon Technologies AG	10,475	419,666	(37.9)
KION Group AG	10,610	916,069	(82.6)
Knorr-Bremse AG	7,830	1,037,438	(93.6)

Security	Shares	Value	% of Basket Value

Germany (continued)
LEG Immobilien AG	1,657	$237,533	(21.4)%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	73	19,383	(1.8)
Nemetschek SE	7,546	531,254	(47.9)
ProSiebenSat.1 Media SE	30,541	551,893	(49.8)
RWE AG	9,393	403,507	(36.4)
Scout24 AG	6,639	512,608	(46.2)
Siemens AG	2,801	433,987	(39.2)
SMA Solar Technology AG	391	28,519	(2.6)
Talanx AG	10,325	385,583	(34.8)
thyssenkrupp AG	1,949	22,598	(2.0)
Vonovia SE	7,425	495,767	(44.7)
Wacker Chemie AG	2,269	328,387	(29.6)

		12,916,141

Hong Kong
ASM Pacific Technology Ltd.	13,200	191,682	(17.3)
BOC Hong Kong Holdings Ltd.	353,500	1,054,138	(95.1)
Budweiser Brewing Co. APAC Ltd.	23,500	78,570	(7.1)
Cafe de Coral Holdings Ltd.	46,000	94,442	(8.5)
CLP Holdings Ltd.	133,000	1,248,147	(112.6)
Dah Sing Financial Holdings Ltd.	12,400	35,088	(3.2)
Hang Seng Bank Ltd.	23,400	422,004	(38.1)
HKT Trust & HKT Ltd.	83,000	109,243	(9.9)
Hutchison Port Holdings Trust	289,600	59,141	(5.3)
Hysan Development Co. Ltd.	46,000	166,818	(15.0)
Kerry Properties Ltd.	326,000	843,733	(76.1)
Melco Resorts & Entertainment Ltd.	16,345	261,357	(23.6)
New World Development Co. Ltd.	29,000	134,272	(12.1)
NWS Holdings Ltd.	44,000	42,304	(3.8)
PCCW Ltd.	336,000	186,852	(16.9)
Sun Hung Kai Properties Ltd.	11,500	157,092	(14.2)
Swire Pacific Ltd., Class A	63,000	393,723	(35.5)
Swire Properties Ltd.	120,800	350,154	(31.6)
Vitasoy International Holdings Ltd.	88,000	382,983	(34.5)
Wharf Real Estate Investment Co. Ltd.	5,000	26,408	(2.4)
Xinyi Glass Holdings Ltd.	28,000	67,731	(6.1)

		6,305,882

Ireland
AIB Group PLC	222,522	396,961	(35.8)
Grafton Group PLC	15,764	186,130	(16.8)
Kerry Group PLC, Class A	983	133,400	(12.0)
Kingspan Group PLC	22,405	1,522,616	(137.4)
Trane Technologies PLC	433	62,071	(5.6)

		2,301,178

Israel
Alony Hetz Properties & Investments Ltd.	12,222	153,596	(13.9)
Bank Leumi Le-Israel BM	27,525	169,619	(15.3)
Check Point Software Technologies Ltd.	1,747	223,162	(20.1)
Energix-Renewable Energies Ltd.	23,057	86,050	(7.8)
JFrog Ltd.	2,276	142,182	(12.8)
SolarEdge Technologies Inc.	664	191,451	(17.3)
Tower Semiconductor Ltd.	1,713	47,912	(4.3)
Wix.com Ltd.	656	162,065	(14.6)

		1,176,037

Italy
Banca Generali SpA	5,490	170,220	(15.3)
Banca Mediolanum SpA	41,961	332,509	(30.0)
Brembo SpA	28,193	383,251	(34.6)

46

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Italy (continued)
Enel SpA	37,151	$368,463	(33.2)%
Italgas SpA	54,856	329,007	(29.7)
Pirelli & C SpA	92,755	483,052	(43.6)
Prysmian SpA	11,487	370,043	(33.4)
Technogym SpA	2,159	22,054	(2.0)
Terna Rete Elettrica Nazionale SpA	83,170	603,161	(54.4)
UniCredit SpA	35,714	325,457	(29.4)
Unipol Gruppo SpA	206,015	903,906	(81.5)

		4,291,123

Japan
ABC-Mart, Inc.	11,000	625,679	(56.4)
AEON Financial Service Co. Ltd.	30,500	366,281	(33.0)
AGC, Inc.	3,500	121,585	(11.0)
Aisin Seiki Co. Ltd.	3,400	104,502	(9.4)
Asics Corp.	10,000	176,014	(15.9)
Benesse Holdings, Inc.	15,500	299,198	(27.0)
Casio Computer Co. Ltd.	2,700	47,701	(4.3)
Coca-Cola Bottlers Japan Holdings, Inc.	5,200	78,941	(7.1)
Credit Saison Co. Ltd.	23,200	264,634	(23.9)
Dai Nippon Printing Co. Ltd.	21,100	363,704	(32.8)
Daicel Corp.	6,600	50,207	(4.5)
Daido Steel Co. Ltd.	3,600	147,315	(13.3)
Daifuku Co. Ltd.	900	102,715	(9.3)
Dai-ichi Life Holdings, Inc.	49,800	758,792	(68.5)
Daito Trust Construction Co. Ltd.	1,800	187,585	(16.9)
Daiwa House Industry Co. Ltd.	1,200	34,021	(3.1)
Dentsu Group, Inc.	6,100	194,562	(17.6)
DIC Corp.	48,700	1,192,340	(107.6)
Disco Corp.	600	195,191	(17.6)
DMG Mori Co. Ltd.	61,100	959,390	(86.5)
Ebara Corp.	2,600	89,770	(8.1)
Ezaki Glico Co. Ltd.	4,500	197,722	(17.8)
Fast Retailing Co. Ltd.	900	773,570	(69.8)
Fuyo General Lease Co. Ltd.	11,300	783,165	(70.6)
Glory Ltd.	5,300	102,730	(9.3)
Gunma Bank Ltd.	33,300	102,714	(9.3)
Hino Motors Ltd.	7,300	62,920	(5.7)
Hitachi Construction Machinery Co. Ltd.	8,900	259,430	(23.4)
Hitachi Transport System Ltd.	1,500	44,086	(4.0)
Honda Motor Co. Ltd.	11,900	314,240	(28.3)
Horiba Ltd.	600	39,281	(3.5)
Hoshizaki Corp.	2,900	257,404	(23.2)
Isetan Mitsukoshi Holdings Ltd.	11,500	70,704	(6.4)
Isuzu Motors Ltd.	17,900	171,175	(15.4)
Japan Post Holdings Co. Ltd.	123,500	982,142	(88.6)
Kamigumi Co. Ltd.	11,100	195,815	(17.7)
Kansai Paint Co. Ltd.	20,600	606,362	(54.7)
Keisei Electric Railway Co. Ltd.	13,400	454,982	(41.0)
Kirin Holdings Co. Ltd.	6,600	141,860	(12.8)
Kissei Pharmaceutical Co. Ltd.	3,700	81,489	(7.4)
Koito Manufacturing Co. Ltd.	7,600	490,348	(44.2)
Kokuyo Co. Ltd.	23,800	309,775	(27.9)
Konica Minolta, Inc.	166,800	723,593	(65.3)
Kuraray Co. Ltd.	56,300	603,167	(54.4)
Kyocera Corp.	2,800	179,458	(16.2)
Kyushu Railway Co.	22,300	468,323	(42.2)
Lawson, Inc.	400	19,427	(1.8)
Lintec Corp.	17,500	396,384	(35.8)
Mabuchi Motor Co. Ltd.	6,100	251,545	(22.7)
Marui Group Co. Ltd.	13,300	238,351	(21.5)

Security	Shares	Value	% of Basket Value

Japan (continued)
McDonald’s Holdings Co. Japan Ltd.	25,000	$1,219,118	(110.0)%
Medipal Holdings Corp.	25,400	520,058	(46.9)
Megmilk Snow Brand Co. Ltd.	4,000	86,298	(7.8)
Miraca Holdings, Inc.	8,900	264,633	(23.9)
MISUMI Group, Inc.	2,400	78,144	(7.0)
Mitsubishi Materials Corp.	14,600	310,216	(28.0)
Mitsubishi UFJ Lease & Finance Co. Ltd.	285,800	1,398,472	(126.2)
MS&AD Insurance Group Holdings, Inc.	48,800	1,404,042	(126.7)
Nagoya Railroad Co. Ltd.	1,900	48,392	(4.4)
NEC Networks & System Integration Corp.	5,700	100,930	(9.1)
Nihon Kohden Corp.	2,300	68,536	(6.2)
Nikon Corp.	167,000	1,330,894	(120.1)
Nippon Paper Industries Co. Ltd.	13,300	162,394	(14.6)
Nippon Yusen KK	9,400	216,517	(19.5)
Nisshinbo Holdings, Inc.	61,400	456,693	(41.2)
Noevir Holdings Co. Ltd.	200	8,798	(0.8)
Omron Corp.	9,600	850,527	(76.7)
Oriental Land Co. Ltd.	900	140,860	(12.7)
OSG Corp.	9,200	165,696	(14.9)
Pilot Corp.	3,800	109,278	(9.9)
Rakus Co. Ltd.	1,900	34,417	(3.1)
Relo Group, Inc.	900	22,392	(2.0)
Resona Holdings, Inc.	143,200	497,100	(44.8)
Resorttrust, Inc.	1,100	15,573	(1.4)
Sankyu, Inc.	9,000	338,864	(30.6)
Sanrio Co. Ltd.	10,700	159,423	(14.4)
Sanwa Holdings Corp.	6,900	78,665	(7.1)
SCREEN Holdings Co. Ltd.	1,800	138,831	(12.5)
Seiko Epson Corp.	2,900	49,401	(4.5)
Seven Bank Ltd.	165,600	364,826	(32.9)
SG Holdings Co. Ltd.	2,500	64,082	(5.8)
Shimadzu Corp.	3,500	133,809	(12.1)
Shimano, Inc.	300	70,342	(6.3)
Skylark Co. Ltd.	31,200	512,563	(46.2)
Sojitz Corp.	187,800	434,743	(39.2)
Sompo Holdings, Inc.	15,400	614,958	(55.5)
Sotetsu Holdings, Inc.	600	14,081	(1.3)
Stanley Electric Co. Ltd.	500	15,641	(1.4)
Subaru Corp.	33,600	645,464	(58.2)
Sumitomo Chemical Co. Ltd.	250,700	1,180,144	(106.5)
Sumitomo Heavy Industries Ltd.	10,800	300,537	(27.1)
Sumitomo Mitsui Trust Holdings, Inc.	18,600	556,470	(50.2)
Sumitomo Realty & Development Co. Ltd.	2,500	75,465	(6.8)
Sumitomo Rubber Industries Ltd.	86,500	796,059	(71.8)
Suntory Beverage & Food Ltd.	23,800	831,388	(75.0)
TBS Holdings, Inc.	10,000	194,797	(17.6)
Tokyo Electron Ltd.	1,600	608,405	(54.9)
Tokyo Ohka Kogyo Co. Ltd.	4,600	309,099	(27.9)
Toppan Printing Co. Ltd.	9,900	140,798	(12.7)
Toshiba TEC Corp.	8,600	319,561	(28.8)
Toyobo Co. Ltd.	2,900	36,398	(3.3)
Toyota Boshoku Corp.	3,300	53,355	(4.8)
Trend Micro, Inc.	600	33,021	(3.0)
Ushio, Inc.	2,100	27,159	(2.4)
Workman Co. Ltd.	1,700	140,197	(12.6)
Yamada Holdings Co. Ltd.	25,100	127,956	(11.5)
Yamaha Corp.	4,600	259,239	(23.4)
Yaoko Co. Ltd.	2,000	131,184	(11.8)

SCHEDULE OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Yaskawa Electric Corp.	6,000	$307,730	(27.8)%
Zenkoku Hosho Co. Ltd.	1,100	49,102	(4.4)

		35,306,024

Luxembourg
RTL Group SA	21,473	1,228,252	(110.8)
SES SA	24,005	204,625	(18.4)
Tenaris SA	54,814	423,250	(38.2)

		1,856,127

Netherlands
ABN AMRO Bank NV	56,874	593,994	(53.6)
Akzo Nobel NV	7,912	805,437	(72.7)
Koninklijke Vopak NV	11,596	586,904	(52.9)
NN Group NV	30,408	1,266,539	(114.2)
Randstad NV	4,768	297,894	(26.9)
Signify NV	16,463	785,550	(70.9)

		4,336,318

New Zealand
Xero Ltd.	4,086	403,079	(36.4)

Norway
Equinor ASA	23,919	428,657	(38.7)
NEL ASA	102,886	363,382	(32.8)
Salmar ASA	1,106	66,339	(6.0)
Scatec Solar ASA	539	20,395	(1.8)

		878,773

Portugal
EDP - Energias de Portugal SA	6,535	41,017	(3.7)

Singapore
City Developments Ltd.	28,500	153,939	(13.9)
ComfortDelGro Corp. Ltd.	318,400	377,808	(34.1)
Frasers Centrepoint Ltd.	34,600	31,907	(2.9)
Jardine Cycle & Carriage Ltd.	108,800	1,759,284	(158.7)
NetLink NBN Trust	452,900	324,904	(29.3)
Olam International Ltd.	68,100	81,298	(7.3)
SATS Ltd.	31,300	90,353	(8.2)
SIA Engineering Co. Ltd.	33,500	47,595	(4.3)
Singapore Airlines Ltd.	145,100	447,576	(40.4)
Singapore Post Ltd.	822,200	425,796	(38.4)
Singapore Technologies Engineering Ltd.	52,200	145,538	(13.1)

		3,885,998

Spain
Acciona SA	1,403	210,269	(19.0)
Banco Santander SA	533,647	1,557,663	(140.5)
Bankinter SA	91,171	511,736	(46.2)
EDP Renovaveis SA	12,639	346,131	(31.2)
Iberdrola SA	2,293	31,045	(2.8)
Iberdrola SA	33	445	(0.0)
Industria de Diseno Textil SA	9,261	274,665	(24.8)
Naturgy Energy Group SA	16,784	433,612	(39.1)
Repsol SA	89,272	876,981	(79.1)
Siemens Gamesa Renewable Energy SA	8,475	347,676	(31.4)
Solaria Energia y Medio Ambiente SA	4,420	113,731	(10.2)

		4,703,954

Sweden
Autoliv, Inc.	12,998	1,153,053	(104.0)
Boliden AB	25,256	827,558	(74.7)
Hennes & Mauritz AB	8,589	183,627	(16.6)

Security	Shares	Value	% of Basket Value

Sweden (continued)
ICA Gruppen AB	12,135	$608,261	(54.9)%
Loomis AB	13,060	335,084	(30.2)
SSAB AB	109,986	469,460	(42.3)
Swedish Match AB	3,495	269,509	(24.3)

		3,846,552

Switzerland
Adecco Group AG	3,057	190,956	(17.2)
Cembra Money Bank AG	1,903	206,755	(18.7)
Clariant AG	5,483	116,492	(10.5)
Credit Suisse Group AG	39,704	520,820	(47.0)
Kuehne + Nagel International AG, Registered Shares	4,915	1,118,437	(100.9)
Landis+Gyr Group AG	2,394	176,372	(15.9)
Lonza Group AG	662	422,819	(38.1)
OC Oerlikon Corp. AG	5,495	56,476	(5.1)
PSP Swiss Property AG, Registered Shares, Registered Shares	697	89,173	(8.0)
SGS SA	79	239,607	(21.6)
Siemens Energy AG	5,919	219,656	(19.8)
Sika AG, Registered Shares	14,339	3,901,810	(352.0)
Sonova Holding AG	3,008	725,647	(65.5)
STMicroelectronics NV	10,065	403,311	(36.4)
Sulzer AG	635	68,408	(6.2)
Swatch Group AG	1,145	329,819	(29.8)
Swiss Re AG	8,267	728,833	(65.7)
UBS Group AG	27,356	394,305	(35.6)
Zurich Insurance Group AG	1,295	517,801	(46.7)

		10,427,497

United Kingdom
3i Group PLC	40,854	619,082	(55.9)
ASOS PLC	1,061	64,827	(5.9)
Auto Trader Group PLC	120,149	926,297	(83.6)
B&M European Value Retail SA	94,229	688,765	(62.1)
Bellway PLC	5,406	203,325	(18.3)
Burberry Group PLC	22,430	525,686	(47.4)
Croda International PLC	11,968	1,028,274	(92.8)
Direct Line Insurance Group PLC	5,516	22,640	(2.0)
Electrocomponents PLC	48,788	584,298	(52.7)
Howden Joinery Group PLC	7,930	72,709	(6.6)
Inchcape PLC	160,547	1,455,097	(131.3)
J Sainsbury PLC	46,622	155,704	(14.0)
Janus Henderson Group PLC	17,783	547,005	(49.3)
JD Sports Fashion PLC	17,030	173,357	(15.6)
Johnson Matthey PLC	11,183	449,883	(40.6)
Land Securities Group PLC	11,190	93,692	(8.5)
Liberty Global PLC, Class A	4,478	108,099	(9.8)
Liberty Global PLC, Class C	17,358	419,369	(37.8)
Marks & Spencer Group PLC	67,729	130,813	(11.8)
Micro Focus International PLC	23,602	142,338	(12.8)
Moneysupermarket.com Group PLC	3	11	(0.0)
Pennon Group PLC	107,245	1,369,471	(123.5)
RELX PLC	8,295	205,372	(18.5)
Rentokil Initial PLC	89,281	605,935	(54.7)
Rightmove PLC	99,220	812,194	(73.3)
Rotork PLC	20,356	90,276	(8.1)
Smiths Group PLC	4,650	89,810	(8.1)

		11,584,329

United States
Activision Blizzard, Inc.	2,662	242,242	(21.9)

48

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Acuity Brands, Inc.	339	$40,761	(3.7)%
AECOM	4,264	213,626	(19.3)
Affiliated Managers Group, Inc.	5,825	641,857	(57.9)
Agilent Technologies, Inc.	3,771	453,161	(40.9)
Air Products & Chemicals, Inc.	1,531	408,410	(36.8)
Akamai Technologies, Inc.	1,703	189,084	(17.1)
Alaska Air Group, Inc.	13,602	664,186	(59.9)
Albertsons Cos., Inc., Class A	9,572	166,266	(15.0)
Alliance Data Systems Corp.	4,207	284,604	(25.7)
Allison Transmission Holdings, Inc.	2,599	105,779	(9.5)
Amdocs Ltd.	5,766	407,195	(36.7)
Amedisys, Inc.	1,668	479,233	(43.2)
Anaplan, Inc.	9,363	624,512	(56.3)
Apple, Inc.	3,394	447,872	(40.4)
Aspen Technology, Inc.	6,695	896,460	(80.9)
Autodesk, Inc.	1,734	481,064	(43.4)
Avangrid, Inc.	9,674	447,616	(40.4)
Avery Dennison Corp.	4,392	662,621	(59.8)
Axalta Coating Systems Ltd.	4,299	116,030	(10.5)
Baker Hughes, Inc. Class A	32,752	657,988	(59.4)
Bandwidth, Inc., Class A	1,187	211,452	(19.1)
Bank of New York Mellon Corp.	26,061	1,038,010	(93.6)
Berry Global Group, Inc.	4,087	201,775	(18.2)
Best Buy Co., Inc.	4,434	482,508	(43.5)
BorgWarner, Inc.	14,520	609,695	(55.0)
Boyd Gaming Corp.	3,976	179,556	(16.2)
Brighthouse Financial, Inc.	8,965	317,002	(28.6)
Brixmor Property Group, Inc.	22,396	379,164	(34.2)
Broadridge Financial Solutions, Inc.	6,548	925,298	(83.5)
Brooks Automation, Inc.	553	41,895	(3.8)
C.H. Robinson Worldwide, Inc.	1,615	138,179	(12.5)
Cadence Design Systems, Inc.	12,340	1,609,013	(145.1)
Caesars Entertainment, Inc.	3,457	243,338	(22.0)
Capital One Financial Corp.	3,066	319,661	(28.8)
Cardinal Health, Inc.	4,227	227,117	(20.5)
Carrier Global Corp.	10,242	394,317	(35.6)
Carter’s, Inc.	4,312	379,628	(34.2)
Catalent, Inc.	3,952	454,678	(41.0)
CBRE Group, Inc., Class A	31,019	1,891,539	(170.6)
Celanese Corp.	987	120,562	(10.9)
Centene Corp.	37,548	2,264,144	(204.2)
Cerence, Inc.	1,053	117,841	(10.6)
Chipotle Mexican Grill, Inc.	355	525,400	(47.4)
Citigroup, Inc.	17,317	1,004,213	(90.6)
Citrix Systems, Inc.	165	21,996	(2.0)
Cloudera, Inc.	1,312	20,034	(1.8)
Coca-Cola Co.	8,740	420,831	(38.0)
Cognex Corp.	430	35,316	(3.2)
Colgate-Palmolive Co.	2,664	207,792	(18.7)
Columbia Sportswear Co.	11,923	1,042,786	(94.1)
Comerica, Inc.	7,866	449,935	(40.6)
Concentrix Corp.	297	31,755	(2.9)
Continental Resources, Inc.	18,242	359,185	(32.4)
Credit Acceptance Corp.	256	98,757	(8.9)
Crimson Wine Group Ltd.	1	6	(0.0)
CryoPort, Inc.	1,172	79,930	(7.2)
Cummins, Inc.	5,434	1,273,838	(114.9)
Curtiss-Wright Corp.	367	38,091	(3.4)
Darden Restaurants, Inc.	4,074	476,210	(43.0)
Deere & Co.	2,321	670,305	(60.5)
Dell Technologies, Inc., Class C	3,148	229,458	(20.7)
Diamondback Energy, Inc.	1,620	91,838	(8.3)

Security	Shares	Value	% of Basket Value

United States (continued)
Dolby Laboratories, Inc., Class A	9,118	$802,658	(72.4)%
Domino’s Pizza, Inc.	1,348	499,784	(45.1)
Dun & Bradstreet Holdings, Inc.	37,443	885,527	(79.9)
DXC Technology Co.	1,461	41,200	(3.7)
Eaton Corp. PLC	10,678	1,256,801	(113.4)
Edison International	27,315	1,588,640	(143.3)
Elanco Animal Health, Inc.	40,864	1,186,282	(107.0)
Electronic Arts, Inc.	5,709	817,529	(73.7)
EQT Corp.	26,638	434,466	(39.2)
Equinix, Inc.	1,262	933,830	(84.2)
Equitrans Midstream Corp.	38,432	255,573	(23.1)
Everbridge, Inc.	4,380	582,233	(52.5)
Expeditors International of Washington, Inc.	5,458	488,600	(44.1)
F5 Networks, Inc.	2,717	532,396	(48.0)
FedEx Corp.	3,590	844,871	(76.2)
First American Financial Corp.	3,613	188,924	(17.0)
Five Below, Inc.	2,520	442,840	(39.9)
Five9, Inc.	6,402	1,064,332	(96.0)
Flex Ltd.	3,447	60,805	(5.5)
Flowserve Corp.	20,294	721,655	(65.1)
Foot Locker, Inc.	40,200	1,761,564	(158.9)
Ford Motor Co.	48,985	515,812	(46.5)
Fortive Corp.	3,284	217,007	(19.6)
Franklin Resources, Inc.	11,569	304,149	(27.4)
frontdoor, Inc.	1,560	85,862	(7.7)
FTI Consulting, Inc.	3,361	369,609	(33.3)
Gap, Inc.	38,448	778,572	(70.2)
GoDaddy, Inc., Class A	4,287	336,872	(30.4)
Graco, Inc.	6,138	423,154	(38.2)
Guidewire Software, Inc.	8,399	963,701	(86.9)
H&R Block, Inc.	24,589	423,668	(38.2)
Halliburton Co.	46,177	814,101	(73.4)
Hasbro, Inc.	245	22,986	(2.1)
Henry Schein, Inc.	4,658	306,729	(27.7)
Hewlett Packard Enterprise Co.	141,577	1,747,060	(157.6)
Hexcel Corp.	6,902	301,341	(27.2)
Hill-Rom Holdings, Inc.	10,382	997,087	(89.9)
HollyFrontier Corp.	24,158	687,537	(62.0)
Home Depot, Inc.	1,982	536,765	(48.4)
Host Hotels & Resorts, Inc.	10,599	143,616	(13.0)
Houlihan Lokey, Inc.	4,397	285,145	(25.7)
Howard Hughes Corp.	3,342	287,980	(26.0)
HubSpot, Inc.	2,007	747,005	(67.4)
Hyatt Hotels Corp., Class A	2,073	136,113	(12.3)
IAA, Inc.	7,443	425,293	(38.4)
ICU Medical, Inc.	373	76,271	(6.9)
Ingersoll Rand, Inc.	14,951	625,550	(56.4)
Ingredion, Inc.	8,454	638,023	(57.6)
International Business Machines Corp.	6,111	727,881	(65.7)
International Game Technology PLC	12,450	200,570	(18.1)
Intuit, Inc.	420	151,717	(13.7)
Invesco Ltd.	34,803	716,594	(64.6)
Invitation Homes, Inc.	6,295	185,577	(16.7)
Iron Mountain, Inc.	24,834	836,161	(75.4)
j2 Global, Inc.	1,045	107,259	(9.7)
Jacobs Engineering Group, Inc.	1,853	187,079	(16.9)
JetBlue Airways Corp.	34,735	498,100	(44.9)
Johnson Controls International PLC	8,566	426,758	(38.5)
Jones Lang LaSalle, Inc.	12,842	1,877,629	(169.4)
Juniper Networks, Inc.	22,103	539,755	(48.7)
KBR, Inc.	2,359	68,529	(6.2)
Kellogg Co.	4,602	271,242	(24.5)

SCHEDULE OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Knight-Swift Transportation Holdings, Inc.	13,068	$522,720	(47.2)%
Kohl’s Corp.	12,556	553,217	(49.9)
Kroger Co.	1,779	61,376	(5.5)
L Brands, Inc.	2,974	121,220	(10.9)
Laboratory Corp. of America Holdings	1,581	361,907	(32.6)
Lattice Semiconductor Corp.	639	25,630	(2.3)
Leggett & Platt, Inc.	586	24,026	(2.2)
Lennox International, Inc.	1,971	542,991	(49.0)
LHC Group, Inc.	945	188,263	(17.0)
Liberty Latin America Ltd., Class A	2	20	(0.0)
Lincoln Electric Holdings, Inc.	5,936	679,672	(61.3)
LKQ Corp.	5,177	181,661	(16.4)
Lowe’s Cos., Inc.	297	49,554	(4.5)
Manhattan Associates, Inc.	2,083	235,858	(21.3)
Marriott Vacations Worldwide Corp.	3,977	488,217	(44.0)
MAXIMUS, Inc.	4,305	323,133	(29.2)
MGM Resorts International	19,766	564,517	(50.9)
Molson Coors Beverage Co., Class B	16,995	852,469	(76.9)
Murphy USA, Inc.	3,156	393,143	(35.5)
National Fuel Gas Co.	3,090	124,403	(11.2)
National Instruments Corp.	9,140	378,396	(34.1)
nCino, Inc.	2,310	165,627	(14.9)
New York Community Bancorp, Inc.	70,995	742,608	(67.0)
Newmont Corp.	1,010	60,196	(5.4)
Nielsen Holdings PLC	23,344	521,272	(47.0)
Northern Trust Corp.	5,707	509,007	(45.9)
NOV, Inc.	50,698	627,641	(56.6)
Nutanix, Inc., Class A	2,736	83,503	(7.5)
Oak Street Health, Inc.	2,741	142,176	(12.8)
Open Lending Corp.	11,291	409,750	(37.0)
Oracle Corp.	7,493	452,802	(40.8)
O’Reilly Automotive, Inc.	1,199	510,139	(46.0)
Oshkosh Corp.	1,445	132,348	(11.9)
Park Hotels & Resorts, Inc.	8,654	144,349	(13.0)
Paylocity Holding Corp.	2,170	406,788	(36.7)
PayPal Holdings, Inc.	2,038	477,524	(43.1)
PennyMac Financial Services, Inc.	593	34,394	(3.1)
PG&E Corp.	1,270	14,516	(1.3)
Phillips 66	3,636	246,521	(22.2)
Planet Fitness, Inc., Class A	6,572	473,184	(42.7)
PPD, Inc.	2,170	69,787	(6.3)
Premier, Inc., Class A	4,311	146,014	(13.2)
Principal Financial Group, Inc.	8,427	415,198	(37.5)
Procter & Gamble Co.	264	33,847	(3.1)
Proofpoint, Inc.	1,306	168,578	(15.2)
Prosperity Bancshares, Inc.	5,030	339,223	(30.6)
PVH Corp.	1,001	85,345	(7.7)
Quest Diagnostics, Inc.	499	64,446	(5.8)
Rackspace Technology, Inc.	11,539	266,666	(24.1)
Radian Group, Inc.	15,524	298,061	(26.9)
Ralph Lauren Corp.	11,280	1,139,844	(102.8)
Raymond James Financial, Inc.	3,241	323,873	(29.2)
Regency Centers Corp.	4,630	218,443	(19.7)
Reinsurance Group of America, Inc.	94	9,875	(0.9)
Reliance Steel & Aluminum Co.	12,202	1,416,408	(127.8)
RH	100	47,536	(4.3)
RingCentral, Inc., Class A	220	82,042	(7.4)
Rocket Cos., Inc., Class A	4,281	91,442	(8.2)
Rockwell Automation, Inc.	1,727	429,211	(38.7)
Ross Stores, Inc.	7,984	888,539	(80.2)
Royal Caribbean Cruises Ltd.	4,376	284,440	(25.7)

Security	Shares	Value	% of Basket Value

United States (continued)
Royal Gold, Inc.	2,260	$241,549	(21.8)%
SailPoint Technologies Holding, Inc.	6,722	371,794	(33.5)
salesforce.com, Inc.	850	191,726	(17.3)
Schlumberger NV	70,178	1,558,653	(140.6)
Sealed Air Corp.	10,641	449,795	(40.6)
Sensata Technologies Holding PLC	8,422	458,999	(41.4)
Shake Shack, Inc., Class A	4,887	554,284	(50.0)
Simon Property Group, Inc.	2,912	270,612	(24.4)
Sims Ltd.	39,074	362,749	(32.7)
Skechers USA, Inc., Class A	14,736	508,097	(45.8)
Snap-on, Inc.	1,202	216,348	(19.5)
Sotera Health Co.	14,573	380,210	(34.3)
Sunnova Energy International, Inc.	5,423	237,799	(21.5)
SYNNEX Corp.	2,648	216,130	(19.5)
Synovus Financial Corp.	10,851	403,657	(36.4)
T. Rowe Price Group, Inc.	1,512	236,598	(21.3)
Take-Two Interactive Software, Inc.	1,508	302,279	(27.3)
Tapestry, Inc.	11,706	370,144	(33.4)
TEGNA, Inc.	11,491	184,201	(16.6)
Texas Roadhouse, Inc.	4,922	375,106	(33.8)
Thermo Fisher Scientific, Inc.	871	443,949	(40.0)
Timken Co.	202	15,283	(1.4)
TJX Cos., Inc.	24,383	1,561,487	(140.9)
Truist Financial Corp.	4,795	230,064	(20.8)
Twitter, Inc.	11,004	556,032	(50.2)
Tyler Technologies, Inc.	274	115,844	(10.5)
U.S. Bancorp	80,312	3,441,369	(310.4)
Ubiquiti, Inc.	231	71,146	(6.4)
Umpqua Holdings Corp.	17,701	256,842	(23.2)
Under Armour, Inc., Class A	13,213	231,228	(20.9)
United Airlines Holdings, Inc.	27,862	1,114,201	(100.5)
United Parcel Service, Inc., Class B	9,222	1,429,410	(128.9)
Universal Display Corp.	408	94,175	(8.5)
Vail Resorts, Inc.	3,609	959,850	(86.6)
Valero Energy Corp.	538	30,359	(2.7)
Valley National Bancorp	74,118	756,745	(68.3)
Valvoline, Inc.	16,655	395,390	(35.7)
Varonis Systems, Inc.	1,529	270,281	(24.4)
VEREIT Inc.	3,914	137,890	(12.4)
VeriSign, Inc.	5,743	1,114,544	(100.5)
VICI Properties, Inc.	5,717	144,526	(13.0)
Visa, Inc., Class A	705	136,241	(12.3)
VMware, Inc., Class A	2,628	362,270	(32.7)
Vontier Corp.	56,004	1,816,210	(163.8)
Voya Financial, Inc.	12,480	692,141	(62.4)
Vroom, Inc.	2,065	76,054	(6.9)
W.W. Grainger, Inc.	1,806	658,088	(59.4)
Walmart, Inc.	3,772	529,928	(47.8)
Welltower, Inc.	1,784	108,110	(9.8)
Wendy’s Co.	23,567	480,767	(43.4)
Western Union Co.	35,144	782,657	(70.6)
Williams-Sonoma, Inc.	4,153	535,405	(48.3)
WillScot Mobile Mini Holdings Corp.	77	1,826	(0.2)
Wingstop, Inc.	236	35,412	(3.2)
Woodward, Inc.	4,505	504,335	(45.5)
Wyndham Hotels & Resorts, Inc.	7,710	448,491	(40.5)
Wynn Resorts Ltd.	2,153	214,288	(19.3)
Xerox Holdings Corp.	7,183	151,058	(13.6)
Zendesk, Inc.	7,276	1,049,490	(94.7)
Zillow Group, Inc., Class C	4,045	527,711	(47.6)
Zions Bancorp NA	4,364	192,627	(17.4)

50

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Zscaler, Inc.	1,746	$348,676	(31.5)%
Zynga, Inc., Class A	1,668	16,530	(1.5)

		114,212,200

Total Reference Entity — Long		254,298,225

Reference Entity — Short

Common Stocks

Argentina
MercadoLibre, Inc.	(233)	(414,626)	37.4

Australia
Afterpay Touch Group Ltd.	(6,194)	(632,313)	57.0
ALS Ltd.	(42,822)	(323,953)	29.2
Ansell Ltd.	(12,569)	(351,345)	31.7
Atlassian Corp. PLC	(228)	(52,698)	4.8
Beach Energy Ltd.	(149,780)	(186,301)	16.8
BHP Group Ltd.	(2,721)	(90,743)	8.2
Cleanaway Waste Management Ltd.	(319,041)	(537,480)	48.5
Commonwealth Bank of Australia	(3,521)	(223,555)	20.2
Domino’s Pizza Enterprises Ltd.	(2,882)	(201,539)	18.2
Fortescue Metals Group Ltd.	(8,042)	(132,466)	11.9
Insurance Australia Group Ltd.	(52,934)	(195,119)	17.6
Kogan.com Ltd.	(1,894)	(25,855)	2.3
Megaport Ltd.	(10,996)	(111,993)	10.1
National Australia Bank Ltd.	(24,903)	(446,389)	40.3
NEXTDC Ltd.	(105,606)	(929,891)	83.9
Northern Star Resources Ltd.	(28,216)	(273,054)	24.6
Oil Search Ltd.	(74,705)	(219,628)	19.8
OZ Minerals Ltd.	(10,660)	(150,782)	13.6
PointsBet Holdings Ltd.	(11,496)	(134,856)	12.2
Santos Ltd.	(219,555)	(1,082,147)	97.6
Seven Group Holdings Ltd.	(9,264)	(157,536)	14.2
South32 Ltd.	(22,443)	(43,285)	3.9
Spark Infrastructure Group	(256,337)	(429,549)	38.7
TPG Telecom Ltd.	(122,768)	(689,233)	62.2
Vocus Group Ltd.	(57,553)	(180,032)	16.2
Wesfarmers Ltd.	(130,266)	(5,407,254)	487.8
Woodside Petroleum Ltd.	(17,153)	(318,386)	28.7
Woolworths Group Ltd.	(46,891)	(1,458,485)	131.6
Zip Co. Ltd.	(20,761)	(113,866)	10.3

		(15,099,733)

Austria
OMV AG	(19,405)	(814,269)	73.5
Telekom Austria AG	(16,457)	(125,221)	11.3

		(939,490)

Belgium
Ackermans & van Haaren NV	(3,172)	(484,816)	43.7
Aedifica SA	(1,801)	(217,344)	19.6
Sofina SA	(1,445)	(467,109)	42.2
Solvay SA	(2,478)	(281,848)	25.4
Telenet Group Holding NV	(942)	(40,138)	3.6

		(1,491,255)

Canada
Algonquin Power & Utilities Corp.	(21,380)	(356,292)	32.1
Alimentation Couche-Tard, Inc.	(3,439)	(104,884)	9.5
Barrick Gold Corp.	(10,061)	(224,706)	20.3
Brookfield Asset Management, Inc., Class A	(13,775)	(533,764)	48.2
Canadian National Railway Co.	(13,598)	(1,377,293)	124.3
Canadian Natural Resources Ltd.	(6,158)	(139,124)	12.6

Security	Shares	Value	% of Basket Value

Canada (continued)
Canadian Pacific Railway Ltd.	(4,159)	$(1,397,359)	126.1%
Dollarama, Inc.	(1,149)	(44,918)	4.1
Empire Co. Ltd.	(21,031)	(581,056)	52.4
Enbridge, Inc.	(26,799)	(900,321)	81.2
Fairfax Financial Holdings Ltd.	(1,011)	(366,782)	33.1
First Majestic Silver Corp.	(16,163)	(291,598)	26.3
First Quantum Minerals Ltd.	(16,467)	(274,289)	24.7
Fortis, Inc.	(18,017)	(728,711)	65.7
Kirkland Lake Gold Ltd.	(1,313)	(50,456)	4.6
Linamar Corp.	(1,082)	(55,236)	5.0
Lundin Mining Corp.	(5,688)	(50,708)	4.6
Magna International, Inc.	(1,486)	(104,656)	9.4
Nutrien Ltd.	(17,768)	(875,096)	78.9
Pan American Silver Corp.	(11,470)	(371,076)	33.5
Sandstorm Gold Ltd.	(73,001)	(471,586)	42.5
Saputo, Inc.	(32,351)	(848,273)	76.5
Shaw Communications, Inc.	(18,636)	(319,745)	28.8
TC Energy Corp.	(24,060)	(1,031,264)	93.0
Topicus.com, Inc.	(271)	(10,172)	0.9

		(11,509,365)

China
MGM China Holdings Ltd.	(69,200)	(104,282)	9.4
Sands China Ltd.	(155,600)	(617,941)	55.8

		(722,223)

Denmark
Ambu A/S	(3,470)	(163,410)	14.7

Faeroe Islands
Bakkafrost P/F	(14,899)	(1,049,046)	94.6

Finland
Elisa Oyj	(3,301)	(196,531)	17.7
Fortum OYJ	(40,069)	(969,185)	87.5

		(1,165,716)

France
Accor SA	(16,831)	(565,955)	51.0
Aeroports de Paris	(1,222)	(140,244)	12.6
Airbus SE	(7,269)	(730,953)	65.9
BioMerieux	(1,247)	(192,768)	17.4
Dassault Aviation SA	(409)	(426,438)	38.5
Elis SA	(1,794)	(27,020)	2.4
EssilorLuxottica SA	(2,690)	(380,521)	34.3
Iliad SA	(1,862)	(344,344)	31.1
LVMH Moet Hennessy Louis Vuitton SE	(873)	(527,811)	47.6
Safran SA	(2,740)	(344,439)	31.1
SEB SA	(558)	(106,041)	9.6
SOITEC	(1,140)	(229,182)	20.7
Teleperformance	(678)	(221,762)	20.0
Veolia Environnement SA	(57,118)	(1,522,091)	137.3
Vivendi SA	(21,487)	(660,263)	59.6

		(6,419,832)

Germany
Bayer AG	(37,125)	(2,246,910)	202.7
Bechtle AG	(368)	(78,197)	7.1
Carl Zeiss Meditec Ag Br.	(720)	(112,525)	10.2
Fresenius Medical Care AG & Co. KGaA	(3,872)	(313,240)	28.3
Fresenius SE & Co. KGaA	(26,688)	(1,188,489)	107.2
K+S AG	(11,919)	(134,520)	12.1
LANXESS AG	(17,801)	(1,341,042)	121.0
Porsche Automobil Holding SE	(20,662)	(1,435,076)	129.5

SCHEDULE OF INVESTMENTS	51

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Germany (continued)
Rational AG	(30)	$(28,888)	2.6%
Rheinmetall AG	(5,308)	(560,479)	50.6
SAP SE	(8,356)	(1,060,276)	95.6
Sartorius AG	(147)	(73,073)	6.6
Siemens Healthineers AG	(1,865)	(104,592)	9.4
Symrise AG	(7,790)	(969,416)	87.4
Volkswagen AG	(2,192)	(462,580)	41.7
Volkswagen AG	(7,672)	(1,450,395)	130.8

		(11,559,698)

Hong Kong
CK Hutchison Holdings Ltd.	(75,000)	(517,577)	46.7
Galaxy Entertainment Group Ltd.	(158,000)	(1,192,073)	107.5
Guotai Junan International	(1,225,000)	(193,708)	17.5
Haitong International Securities Group Ltd.	(816,000)	(226,538)	20.4
Hang Lung Group Ltd.	(102,000)	(257,972)	23.3
Hong Kong Exchanges & Clearing Ltd.	(4,900)	(313,268)	28.3
Jardine Matheson Hldgs Ltd.	(21,200)	(1,221,908)	110.2
Johnson Electric Holdings Ltd.	(11,000)	(32,489)	2.9
SJM Holdings Ltd.	(744,000)	(797,719)	72.0
WH Group Ltd.	(344,500)	(279,167)	25.2

		(5,032,419)

Ireland
AerCap Holdings NV	(2,367)	(90,514)	8.2
DCC PLC	(4,546)	(341,994)	30.8
Smurfit Kappa Group PLC	(9,249)	(445,373)	40.2

		(877,881)

Israel
Shufersal Ltd.	(19,287)	(160,407)	14.5
Teva Pharmaceutical Industries Ltd.	(7,580)	(89,292)	8.0
Teva Pharmaceutical Industries Ltd.	(12,161)	(144,220)	13.0

		(393,919)

Italy
A2A SpA	(240,100)	(389,342)	35.1
Banco BPM SpA	(45,307)	(99,156)	9.0
BPER Banca	(232,343)	(426,844)	38.5
Buzzi Unicem SpA	(12,456)	(306,460)	27.7
DiaSorin SpA	(301)	(65,824)	5.9
Eni SpA	(50,515)	(510,240)	46.0
Ferrari NV	(786)	(163,558)	14.8
Interpump Group SpA	(2,605)	(116,834)	10.5
Leonardo SpA	(58,605)	(406,054)	36.6
Nexi SpA	(13,080)	(232,054)	20.9
Snam SpA	(111,630)	(585,355)	52.8

		(3,301,721)

Japan
77 Bank Ltd.	(6,000)	(75,435)	6.8
A/S One Corp.	(400)	(58,667)	5.3
Activia Properties, Inc.	(20)	(79,974)	7.2
Advance Residence Investment Corp.	(96)	(284,997)	25.7
Aeon Mall Co Ltd.	(4,400)	(71,231)	6.4
AI inside, Inc.	(100)	(61,780)	5.6
Amano Corp.	(9,300)	(216,268)	19.5
ASKUL Corp.	(9,500)	(335,489)	30.3
Bank of Kyoto Ltd.	(9,600)	(503,765)	45.4
BayCurrent Consulting, Inc.	(3,100)	(467,390)	42.2
Bic Camera, Inc.	(23,100)	(249,831)	22.5
Chiba Bank Ltd.	(7,700)	(41,881)	3.8
Chugoku Bank Ltd.	(73,500)	(571,866)	51.6

Security	Shares	Value	% of Basket Value

Japan (continued)
Cosmo Energy Holdings Co. Ltd.	(4,900)	$(108,509)	9.8%
Cosmos Pharmaceutical Corp.	(2,600)	(396,417)	35.8
CyberAgent, Inc.	(3,100)	(194,074)	17.5
Cybozu, Inc.	(9,900)	(248,115)	22.4
Daiichikosho Co. Ltd.	(11,000)	(379,504)	34.2
Daiwa House REIT Investment Corp.	(198)	(533,375)	48.1
Daiwa Office Investment Corp.	(26)	(168,561)	15.2
DeNA Co. Ltd.	(16,200)	(302,436)	27.3
Denka Co. Ltd.	(4,900)	(186,614)	16.8
Denso Corp.	(15,400)	(856,011)	77.2
Dowa Holdings Co. Ltd.	(3,600)	(131,673)	11.9
East Japan Railway Co.	(8,700)	(573,870)	51.8
Fancl Corp.	(5,100)	(187,249)	16.9
Fujitsu General Ltd.	(9,900)	(246,082)	22.2
Fujitsu Ltd.	(1,300)	(198,380)	17.9
Fukuoka Financial Group, Inc.	(51,900)	(928,415)	83.8
Fukuyama Transporting Co. Ltd.	(3,800)	(148,166)	13.4
GLP J-Reit	(164)	(264,212)	23.8
GS Yuasa Corp.	(2,200)	(64,992)	5.9
Hankyu Hanshin Holdings, Inc.	(6,800)	(220,014)	19.8
Heiwa Corp.	(12,500)	(175,258)	15.8
Hirogin Holdings, Inc.	(31,000)	(180,110)	16.2
Hisamitsu Pharmaceutical Co Inc.	(4,100)	(245,572)	22.2
Hitachi Metals Ltd.	(5,300)	(84,560)	7.6
Iida Group Holdings Co. Ltd.	(24,100)	(531,634)	48.0
Industrial & Infrastructure Fund Investment Corp.	(148)	(266,406)	24.0
ITOCHU Corp.	(26,100)	(747,477)	67.4
Itochu Techno-Solutions Corp.	(6,500)	(229,152)	20.7
Iwatani Corp.	(2,400)	(148,034)	13.4
Iyo Bank Ltd.	(39,300)	(225,563)	20.3
Izumi Co. Ltd.	(15,900)	(571,405)	51.5
J Front Retailing Co. Ltd.	(2,000)	(16,569)	1.5
Japan Exchange Group, Inc.	(12,600)	(294,153)	26.5
Japan Logistics Fund, Inc.	(94)	(281,176)	25.4
Japan Prime Realty Investment Corp.	(101)	(356,341)	32.1
Japan Real Estate Investment Corp.	(48)	(292,504)	26.4
Japan Retail Fund Investment Corp.	(73)	(138,520)	12.5
Japan Steel Works Ltd.	(7,300)	(202,817)	18.3
JCR Pharmaceuticals Co. Ltd.	(6,300)	(207,493)	18.7
Justsystems Corp.	(3,000)	(217,978)	19.7
Kadokawa Dwango	(3,400)	(110,432)	10.0
Kajima Corp.	(26,300)	(352,383)	31.8
Kansai Electric Power Co., Inc.	(13,700)	(134,320)	12.1
Kansai Mirai Financial Group, Inc.	(23,000)	(110,078)	9.9
KDDI Corp.	(800)	(23,514)	2.1
Keio Corp.	(10,900)	(797,717)	72.0
Kikkoman Corp.	(500)	(35,281)	3.2
Kintetsu Group Holdings Co. Ltd.	(5,700)	(239,906)	21.6
Kobe Bussan Co. Ltd.	(900)	(24,930)	2.2
Koei Tecmo Holdings Co. Ltd.	(7,300)	(418,195)	37.7
Kotobuki Spirits Co. Ltd.	(1,500)	(81,248)	7.3
Kurita Water Industries Ltd.	(6,700)	(271,954)	24.5
Kusuri no Aoki Holdings Co. Ltd.	(2,700)	(221,073)	19.9
Kyowa Kirin Co. Ltd.	(8,500)	(251,949)	22.7
Kyushu Financial Group, Inc.	(13,600)	(54,392)	4.9
LaSalle Logiport REIT	(259)	(406,382)	36.7
LIXIL Group Corp.	(21,700)	(506,050)	45.7
M3, Inc.	(5,000)	(420,873)	38.0
Matsumotokiyoshi Holdings Co. Ltd.	(1,300)	(51,558)	4.7
Mebuki Financial Group, Inc.	(102,800)	(199,030)	18.0
Mitsubishi Chemical Holdings Corp.	(2,700)	(18,468)	1.7

52

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Mitsubishi Electric Corp.	(29,400)	$(448,491)	40.5%
Mitsubishi Gas Chemical Co., Inc.	(17,100)	(391,264)	35.3
Mitsubishi Motors Corp.	(130,500)	(296,698)	26.8
Mitsubishi Shokuhin Co. Ltd.	(3,900)	(105,563)	9.5
Mitsui Fudosan Logistics Park, Inc.	(29)	(144,974)	13.1
Mitsui Mining & Smelting Co. Ltd.	(1,800)	(62,687)	5.7
Miura Co. Ltd.	(2,300)	(130,954)	11.8
Mori Hills REIT Investment Corp.	(12)	(16,728)	1.5
Morinaga Milk Industry Co. Ltd.	(8,800)	(437,853)	39.5
NGK Insulators Ltd.	(3,300)	(57,791)	5.2
NH Foods Ltd.	(7,000)	(299,973)	27.1
Nippo Corp.	(10,100)	(251,678)	22.7
Nippon Accommodations Fund, Inc.	(11)	(60,532)	5.5
Nippon Express Co. Ltd.	(1,900)	(129,089)	11.6
Nippon Telegraph & Telephone Corp.	(14,300)	(357,411)	32.2
Nipro Corp.	(15,600)	(183,952)	16.6
Nishi-Nippon Railroad Co. Ltd.	(2,000)	(54,559)	4.9
Nissan Motor Co. Ltd.	(41,400)	(213,446)	19.3
Nomura Real Estate Master Fund, Inc.	(249)	(379,121)	34.2
Obayashi Corp.	(128,800)	(1,078,855)	97.3
Oji Holdings Corp.	(48,800)	(295,023)	26.6
Orient Corp.	(74,900)	(85,194)	7.7
Orix JREIT, Inc.	(162)	(271,648)	24.5
Pan Pacific International Holdings Corp.	(18,200)	(408,696)	36.9
Park24 Co. Ltd.	(8,000)	(151,947)	13.7
Penta-Ocean Construction Co. Ltd.	(16,000)	(131,091)	11.8
Ryohin Keikaku Co. Ltd.	(5,200)	(124,336)	11.2
Sankyo Co. Ltd.	(4,500)	(128,533)	11.6
Sega Sammy Holdings, Inc.	(10,200)	(162,455)	14.7
Sekisui Chemical Co. Ltd.	(5,400)	(97,395)	8.8
Seria Co. Ltd.	(3,300)	(114,909)	10.4
Seven & i Holdings Co. Ltd.	(17,800)	(679,747)	61.3
Shimachu Co. Ltd.	(3,100)	(162,300)	14.6
Shin-Etsu Chemical Co. Ltd.	(6,300)	(1,096,696)	98.9
Shinko Electric Industries Co. Ltd.	(22,900)	(575,654)	51.9
Shinsei Bank Ltd.	(22,200)	(272,128)	24.5
Ship Healthcare Holdings, Inc.	(700)	(40,275)	3.6
Shochiku Co. Ltd.	(2,100)	(287,924)	26.0
Sumitomo Forestry Co. Ltd.	(11,900)	(230,454)	20.8
Sumitomo Metal Mining Co. Ltd.	(10,400)	(450,924)	40.7
Sundrug Co Ltd.	(3,800)	(150,762)	13.6
Sushiro Global Holdings Ltd.	(9,600)	(328,402)	29.6
Suzuki Motor Corp.	(1,300)	(58,667)	5.3
Taiheiyo Cement Corp.	(5,300)	(131,954)	11.9
Taisho Pharmaceutical Holdings Co. Ltd.	(3,500)	(228,898)	20.6
Taiyo Nippon Sanso Corp.	(6,500)	(125,301)	11.3
TechnoPro Holdings, Inc.	(300)	(22,843)	2.1
Tobu Railway Co. Ltd.	(11,200)	(316,046)	28.5
Toho Co. Ltd.	(11,100)	(429,958)	38.8
Toho Gas Co. Ltd.	(4,100)	(241,023)	21.7
Tokai Carbon Co. Ltd.	(19,600)	(282,934)	25.5
Tokyo Century Corp.	(1,600)	(129,880)	11.7
Tokyo Electric Power Co. Holdings, Inc.	(212,400)	(814,747)	73.5
Tokyu Corp.	(8,000)	(94,066)	8.5
TOTO Ltd.	(1,100)	(60,925)	5.5
Toyo Suisan Kaisha Ltd.	(1,500)	(73,821)	6.7
Tsumura & Co.	(7,000)	(227,773)	20.5
TV Asahi Holdings Corp.	(16,200)	(312,351)	28.2
Unicharm Corp.	(4,300)	(192,853)	17.4
United Urban Investment Corp.	(69)	(93,876)	8.5
Welcia Holdings Co. Ltd.	(6,100)	(206,659)	18.6

Security	Shares	Value	% of Basket Value

Japan (continued)
Yamaguchi Financial Group, Inc.	(10,500)	$(59,709)	5.4%
Yamato Holdings Co. Ltd.	(6,800)	(168,713)	15.2
Yamato Kogyo Co. Ltd.	(9,200)	(232,504)	21.0
Yokogawa Electric Corp.	(2,000)	(43,237)	3.9
Z Holdings Corp.	(56,300)	(349,754)	31.6
Zensho Holdings Co. Ltd.	(7,000)	(193,638)	17.5
ZOZO, Inc.	(1,400)	(39,204)	3.5

		(35,977,144)

Luxembourg
ArcelorMittal	(12,434)	(272,296)	24.6

Morocco
Lynas Corp. Ltd.	(17,270)	(62,742)	5.7

Netherlands
Aalberts NV	(11,850)	(534,951)	48.3
Adyen NV	(162)	(338,422)	30.5
ASM International NV	(2,253)	(577,147)	52.1
EXOR NV	(14,665)	(1,086,994)	98.0
OCI NV	(15,812)	(328,058)	29.6
Stellantis NV	(18,687)	(284,150)	25.6

		(3,149,722)

Norway
Aker ASA	(16,173)	(1,269,804)	114.6
Aker BP ASA	(17,096)	(424,614)	38.3
Dnb Asa	(51,979)	(1,011,951)	91.3
Gjensidige Forsikring ASA	(17,346)	(398,888)	36.0
Leroy Seafood Group Asa	(12,590)	(87,695)	7.9
Mowi ASA	(77,049)	(1,714,039)	154.6
TOMRA Systems ASA	(6,184)	(284,525)	25.7
Yara International ASA	(40,654)	(1,890,421)	170.5

		(7,081,937)

Singapore
CapitaLand Integrated Commercial Trust	(223,600)	(357,234)	32.2
Golden Agri-Resources Ltd.	(5,618,100)	(763,239)	68.9
Mapletree Commercial Trust	(19,500)	(30,169)	2.7
Oversea-Chinese Banking Corp. Ltd.	(50,000)	(387,513)	35.0
Sembcorp Industries Ltd.	(19,200)	(23,723)	2.1
Sembcorp Marine Ltd.	(123,200)	(13,369)	1.2
Wilmar International Ltd.	(210,100)	(831,564)	75.0

		(2,406,811)

Spain
ACS Actividades de Construccion y Servicios SA	(19,584)	(9,649)	0.9
ACS Actividades de Construccion y Servicios SA	(18,121)	(564,723)	51.0
Almirall SA	(10,687)	(146,320)	13.2
Cellnex Telecom SA	(7,705)	(451,388)	40.7
Endesa SA	(10,332)	(264,057)	23.8
Ferrovial SA	(37,976)	(910,418)	82.1
Inmobiliaria Colonial Socimi SA	(12,777)	(122,833)	11.1
Telefonica SA	(481,783)	(2,078,841)	187.5
Viscofan SA	(2,377)	(167,884)	15.2
Zardoya Otis SA	(99,403)	(654,139)	59.0

		(5,370,252)

Sweden
Alfa Laval Ab	(13,454)	(352,586)	31.8
Assa Abloy AB	(5,897)	(145,843)	13.2
Atlas Copco AB	(6,397)	(299,508)	27.0
Atlas Copco AB	(7,929)	(430,175)	38.8
Avanza Bank Holding AB	(6,914)	(188,647)	17.0
Beijer Ref AB	(2,492)	(103,373)	9.3

SCHEDULE OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Sweden (continued)
BillerudKorsnas AB	(2,561)	$(45,766)	4.1%
Castellum Ab	(4,478)	(107,433)	9.7
EQT AB	(6,318)	(196,938)	17.8
Essity AB	(55,643)	(1,777,283)	160.3
Getinge AB	(15,957)	(411,599)	37.1
Hexagon Ab B Shs, Shares B	(14,934)	(1,301,440)	117.4
Hexpol AB	(33,743)	(368,776)	33.3
Investment AB Latour	(11,989)	(268,697)	24.2
JM AB	(1,178)	(41,115)	3.7
Lifco AB	(2,314)	(212,423)	19.2
Nibe Industrier AB	(44,286)	(1,478,239)	133.3
PowerCell Sweden AB	(558)	(25,011)	2.3
Sandvik AB	(25,729)	(640,783)	57.8
Sinch AB	(168)	(25,001)	2.3
Tele2 AB	(8,435)	(116,410)	10.5
Telefonaktiebolaget LM Ericsson	(23,166)	(270,461)	24.4
Telia Co. AB	(170,713)	(748,113)	67.5

		(9,555,620)

Switzerland
Alcon, Inc.	(5,824)	(417,973)	37.7
Banque Cantonale Vaudoise	(2,851)	(301,670)	27.2
Chocoladefabriken Lindt & Spruengli AG	(2)	(186,066)	16.8
Dufry AG	(996)	(53,551)	4.8
Geberit AG	(254)	(155,465)	14.0
Helvetia Holding AG	(6,526)	(653,687)	59.0
LafargeHolcim Ltd.	(32,027)	(1,731,882)	156.2
Logitech International SA	(5,278)	(548,165)	49.5
Siegfried Holding AG	(90)	(65,098)	5.9
SIG Combibloc Group AG	(1,218)	(28,909)	2.6
Vifor Pharma AG	(6,867)	(932,526)	84.1

		(5,074,992)

United Arab Emirates
Network International Holdings PLC	(3,494)	(16,278)	1.5

United Kingdom
Admiral Group PLC	(13,782)	(543,160)	49.0
Associated British Foods PLC	(23,195)	(670,011)	60.4
Aston Martin Lagonda Global Holdings PLC	(2,872)	(79,882)	7.2
BAE Systems PLC	(43,351)	(273,533)	24.7
Barratt Developments PLC	(37,826)	(329,424)	29.7
BP PLC	(287,381)	(1,067,895)	96.3
BT Group PLC	(163,471)	(280,299)	25.3
Capri Holdings Ltd.	(12,762)	(531,665)	48.0
Coca-Cola European Partners PLC	(8,659)	(402,384)	36.3
Derwent London PLC	(6,230)	(269,675)	24.3
Diageo PLC	(48,591)	(1,950,791)	176.0
Evraz PLC	(81,208)	(555,252)	50.1
Greggs PLC	(6,907)	(195,707)	17.6
Intermediate Capital Group PLC	(42,648)	(989,188)	89.2
International Consolidated Airlines Group SA	(162,360)	(315,492)	28.5
ITM Power PLC	(8,326)	(62,331)	5.6
ITV PLC	(127,107)	(183,744)	16.6
Linde PLC	(1,206)	(295,952)	26.7
London Stock Exchange Group PLC	(21,940)	(2,604,608)	235.0
Melrose Industries PLC	(339,209)	(775,815)	70.0
National Grid PLC	(37,138)	(431,384)	38.9
Ocado Group PLC	(4,172)	(158,372)	14.3
Pearson PLC	(17,144)	(190,878)	17.2
Pentair PLC	(2,443)	(133,046)	12.0
Pets at Home Group PLC	(50,536)	(277,061)	25.0

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Phoenix Group Holdings PLC	(14,512)	$(133,739)	12.1%
Quilter PLC	(662,496)	(1,403,392)	126.6
Reckitt Benckiser Group PLC	(7,225)	(612,524)	55.3
Rio Tinto PLC	(6,373)	(483,501)	43.6
Rolls-Royce Holdings PLC	(87,508)	(109,210)	9.8
Unilever PLC	(30,094)	(1,780,205)	160.6
Vodafone Group PLC	(577,034)	(985,429)	88.9
WH Smith PLC	(733)	(15,306)	1.4
Whitbread PLC	(2,640)	(100,328)	9.0

		(19,191,183)

United States
10X Genomics, Inc., Class A	(1,030)	(176,285)	15.9
Abbott Laboratories	(13,995)	(1,729,642)	156.0
Acadia Healthcare Co., Inc.	(2,291)	(116,108)	10.5
AES Corp.	(32,140)	(783,895)	70.7
Airbnb, Inc., Class A	(2,468)	(453,199)	40.9
Albemarle Corp.	(7,001)	(1,138,783)	102.7
Alexandria Real Estate Equities, Inc.	(1,163)	(194,349)	17.5
Alphabet, Inc., Class A	(37)	(67,612)	6.1
Altria Group, Inc.	(18,668)	(766,881)	69.2
American Water Works Co., Inc.	(2,931)	(466,088)	42.0
Amphenol Corp., Class A	(3,891)	(485,908)	43.8
ANGI Homeservices, Inc.	(28,515)	(398,640)	36.0
Appian Corp.	(1,309)	(285,964)	25.8
Armstrong World Industries, Inc.	(14,130)	(1,105,107)	99.7
Arthur J Gallagher & Co.	(997)	(115,064)	10.4
Ashland Global Holdings, Inc.	(2,501)	(200,055)	18.0
Ball Corp.	(1,573)	(138,455)	12.5
Bank of America Corp.	(10,060)	(298,279)	26.9
Bausch Health Cos., Inc.	(10,806)	(275,738)	24.9
Berkshire Hathaway, Inc., Class B	(23,168)	(5,279,292)	476.2
BJ’s Wholesale Club Holdings, Inc.	(3,419)	(143,837)	13.0
Bloom Energy Corp.	(3,152)	(110,036)	9.9
Booking Holdings, Inc.	(14)	(27,221)	2.5
Broadcom, Inc.	(2,158)	(972,179)	87.7
Builders FirstSource, Inc.	(2,549)	(97,499)	8.8
Cargurus, Inc.	(5,458)	(159,647)	14.4
CarMax, Inc.	(7,437)	(875,930)	79.0
Casey’s General Stores, Inc.	(7,402)	(1,387,727)	125.2
CDK Global, Inc.	(3,023)	(150,848)	13.6
CDW Corp.	(6,555)	(863,031)	77.9
Celsius Holdings, Inc.	(4,742)	(253,223)	22.8
Ceridian HCM Holding, Inc.	(1,434)	(133,233)	12.0
CF Industries Holdings, Inc.	(8,117)	(335,881)	30.3
Chart Industries, Inc.	(453)	(54,410)	4.9
Charter Communications, Inc.	(1,077)	(654,342)	59.0
Cigna Corp.	(1,619)	(351,404)	31.7
Cintas Corp.	(916)	(291,398)	26.3
Clean Harbors, Inc.	(4,835)	(374,519)	33.8
Cleveland-Cliffs, Inc.	(18,385)	(282,026)	25.4
CME Group, Inc.	(5,033)	(914,697)	82.5
Colfax Corp.	(4,599)	(170,715)	15.4
ConocoPhillips	(10,032)	(401,581)	36.2
Constellation Brands, Inc.	(1,731)	(365,120)	32.9
CoreSite Realty Corp.	(4,876)	(655,529)	59.1
Corteva, Inc.	(14,541)	(579,604)	52.3
Coty, Inc., Class A	(15,237)	(97,060)	8.8
Cousins Properties, Inc.	(10,684)	(336,973)	30.4
Crane Co.	(11,246)	(851,097)	76.8
CSX Corp.	(27,425)	(2,351,831)	212.2
CubeSmart	(5,887)	(205,103)	18.5

54

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Danaher Corp.	(1,015)	$(241,408)	21.8%
Darling Ingredients, Inc.	(6,543)	(405,731)	36.6
Delta Air Lines, Inc.	(13,262)	(503,426)	45.4
DexCom, Inc.	(428)	(160,436)	14.5
Digital Realty Trust, Inc.	(2,047)	(294,666)	26.6
Digital Turbine, Inc.	(520)	(29,749)	2.7
Discovery, Inc.	(3,700)	(153,254)	13.8
Dominion Energy, Inc.	(20,850)	(1,519,756)	137.1
DR Horton, Inc.	(4,563)	(350,438)	31.6
DTE Energy Co.	(11,517)	(1,367,298)	123.3
Duke Energy Corp.	(2,970)	(279,180)	25.2
DuPont de Nemours, Inc.	(2,706)	(214,992)	19.4
Eagle Materials, Inc.	(6,755)	(743,253)	67.0
EastGroup Properties, Inc.	(4,664)	(630,293)	56.9
Ecolab, Inc.	(2,970)	(607,395)	54.8
Elastic NV	(2,783)	(422,905)	38.2
Equity Commonwealth	(2,146)	(61,182)	5.5
Equity Residential	(2,758)	(170,003)	15.3
Essential Utilities, Inc.	(725)	(33,568)	3.0
Evergy, Inc.	(8,533)	(458,478)	41.4
Eversource Energy	(4,925)	(430,937)	38.9
eXp World Holdings, Inc.	(1,040)	(110,854)	10.0
Expedia Group, Inc.	(532)	(66,021)	6.0
Fastly, Inc., Class A	(1,923)	(210,280)	19.0
Fifth Third Bancorp	(25,210)	(729,325)	65.8
FirstEnergy Corp	(15,677)	(482,225)	43.5
Fiserv, Inc.	(322)	(33,066)	3.0
Fisker, Inc.	(3,270)	(49,148)	4.4
FleetCor Technologies, Inc.	(1,198)	(290,815)	26.2
Fortune Brands Home & Security, Inc.	(2,796)	(241,155)	21.8
Fox Factory Holding Corp.	(2,114)	(252,919)	22.8
FuelCell Energy, Inc.	(8,904)	(184,847)	16.7
Generac Holdings, Inc.	(1,883)	(464,009)	41.9
General Electric Co.	(39,582)	(422,736)	38.1
General Mills, Inc.	(9,560)	(555,436)	50.1
General Motors Co.	(6,396)	(324,149)	29.2
Globe Life, Inc.	(1,236)	(111,722)	10.1
GoodRx Holdings, Inc., Class A	(7,401)	(345,035)	31.1
Goosehead Insurance, Inc.	(1,022)	(136,539)	12.3
Healthcare Realty Trust, Inc.	(17,239)	(517,342)	46.7
HealthEquity, Inc.	(3,486)	(291,255)	26.3
Highwoods Properties, Inc.	(6,128)	(229,739)	20.7
Hormel Foods Corp.	(15,367)	(720,098)	65.0
Hudson Pacific Properties, Inc.	(2,853)	(66,874)	6.0
IAC/InterActiveCorp	(1,528)	(320,804)	28.9
II-VI, Inc.	(1,062)	(89,282)	8.1
Illumina, Inc.	(593)	(252,879)	22.8
Inari Medical, Inc.	(994)	(94,847)	8.6
Innovative Industrial Properties, Inc.	(984)	(184,126)	16.6
Insulet Corp.	(865)	(231,111)	20.8
Intercontinental Exchange, Inc.	(2,209)	(243,763)	22.0
International Paper Co.	(1,510)	(75,968)	6.9
Intuitive Surgical, Inc.	(1,909)	(1,427,245)	128.8
Iridium Communications, Inc.	(24,242)	(1,194,403)	107.7
JB Hunt Transport Services, Inc.	(13,587)	(1,829,625)	165.1
JPMorgan Chase & Co.	(5,030)	(647,210)	58.4
Kansas City Southern	(3,380)	(685,025)	61.8
KB Home	(2,856)	(118,924)	10.7
Keurig Dr Pepper, Inc.	(4,713)	(149,873)	13.5
Lamb Weston Holdings, Inc.	(4,425)	(330,548)	29.8
Leidos Holdings, Inc.	(5,139)	(545,042)	49.2
Lemonade, Inc.	(2,886)	(419,191)	37.8

Security	Shares	Value	% of Basket Value

United States (continued)
Lennar Corp.	(3,475)	$(288,946)	26.1%
Liberty Broadband Corp.	(133)	(19,308)	1.7
Lithia Motors, Inc., Class A	(1,819)	(579,679)	52.3
Loews Corp.	(7,296)	(330,436)	29.8
Lumen Technologies, Inc.	(37,899)	(469,190)	42.3
LyondellBasell Industries NV, Class A	(4,001)	(343,126)	31.0
MACOM Technology Solutions Holdings, Inc.	(3,942)	(224,142)	20.2
Marathon Petroleum Corp.	(4,710)	(203,284)	18.3
Marriott International, Inc., Class A	(12,685)	(1,475,392)	133.1
Martin Marietta Materials, Inc.	(480)	(137,957)	12.4
Mattel, Inc.	(3,451)	(62,532)	5.6
McCormick & Co., Inc.	(9,242)	(827,529)	74.7
MDU Resources Group, Inc.	(22,657)	(595,653)	53.7
Medpace Holdings, Inc.	(620)	(82,330)	7.4
Microchip Technology, Inc.	(2,075)	(282,428)	25.5
Micron Technology, Inc.	(15,544)	(1,216,629)	109.8
MicroStrategy, Inc., Class A	(209)	(129,018)	11.6
Mid-America Apartment Communities, Inc.	(4,472)	(593,658)	53.6
MKS Instruments, Inc.	(3,186)	(503,611)	45.4
Molina Healthcare, Inc.	(1,132)	(241,807)	21.8
Monster Beverage Corp.	(16,412)	(1,425,054)	128.6
Nasdaq, Inc.	(5,916)	(800,257)	72.2
Netflix, Inc.	(3,625)	(1,929,914)	174.1
News Corp., Class A	(11,114)	(215,612)	19.5
NextEra Energy, Inc.	(38,515)	(3,114,708)	281.0
Norfolk Southern Corp.	(15,195)	(3,595,441)	324.3
NortonLifeLock Inc.	(7,445)	(156,866)	14.2
NRG Energy, Inc.	(46,827)	(1,939,106)	174.9
Nuance Communications, Inc.	(880)	(40,075)	3.6
NVR, Inc.	(61)	(271,235)	24.5
OGE Energy Corp.	(379)	(11,567)	1.0
Olin Corp.	(1,627)	(38,902)	3.5
Ollie’s Bargain Outlet Holdings, Inc.	(5,155)	(488,333)	44.1
ON Semiconductor Corp.	(9,345)	(322,309)	29.1
Pacific Biosciences of California, Inc.	(2,837)	(91,777)	8.3
Packaging Corp. of America	(6,040)	(812,138)	73.3
Paycom Software, Inc.	(33)	(12,531)	1.1
Peloton Interactive, Inc.	(4,238)	(619,299)	55.9
Penumbra, Inc.	(1,352)	(352,994)	31.8
Perspecta, Inc.	(31,986)	(925,995)	83.5
Plug Power, Inc.	(2,794)	(176,497)	15.9
Polaris Industries, Inc.	(363)	(42,351)	3.8
Post Holdings, Inc.	(3,826)	(362,896)	32.7
PRA Health Sciences, Inc.	(1,361)	(167,730)	15.1
Progressive Corp.	(4,309)	(375,702)	33.9
Proto Labs, Inc.	(1,394)	(295,249)	26.6
Public Service Enterprise Group, Inc.	(1,647)	(92,940)	8.4
Q2 Holdings, Inc.	(3,441)	(440,414)	39.7
Quanta Services, Inc.	(3,370)	(237,484)	21.4
QuantumScape Corp.	(11,601)	(507,544)	45.8
Raytheon Technologies Corp.	(1,214)	(81,010)	7.3
RBC Bearings, Inc.	(2,167)	(362,604)	32.7
Reata Pharmaceuticals, Inc.	(47)	(4,869)	0.4
Redfin Corp.	(2,952)	(210,212)	19.0
Republic Services, Inc.	(208)	(18,828)	1.7
ResMed, Inc.	(799)	(161,054)	14.5
Rexnord Corp.	(17,157)	(649,564)	58.6
Roku, Inc.	(573)	(222,914)	20.1
Rollins, Inc.	(9,825)	(353,897)	31.9
S&P Global, Inc.	(744)	(235,848)	21.3
Saia, Inc.	(2,624)	(463,792)	41.8
Sanderson Farms, Inc.	(1,984)	(270,201)	24.4

SCHEDULE OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United States (continued)
Schrodinger, Inc.	(1,193)	$(107,764)	9.7%
Science Applications International Corp.	(3,743)	(359,440)	32.4
Scotts Miracle-Gro Co.	(3,202)	(708,955)	64.0
ServiceNow, Inc.	(985)	(535,013)	48.3
Shockwave Medical, Inc.	(2,624)	(304,489)	27.5
Simpson Manufacturing Co., Inc.	(7,643)	(703,156)	63.4
Snowflake, Inc., Class A	(337)	(91,816)	8.3
Southern Co.	(45,682)	(2,691,583)	242.8
Southwest Airlines Co.	(10,386)	(456,361)	41.2
STAAR Surgical Co.	(384)	(39,391)	3.6
Stericycle, Inc.	(1,609)	(105,357)	9.5
STERIS PLC	(5,060)	(946,777)	85.4
STORE Capital Corp.	(1,096)	(33,998)	3.1
Stryker Corp.	(3,518)	(777,513)	70.1
Sun Communities, Inc.	(4,456)	(637,787)	57.5
SVB Financial Group	(1,347)	(589,690)	53.2
Sysco Corp.	(1,102)	(78,804)	7.1
TCF Financial Corp.	(4,779)	(185,712)	16.8
Teledyne Technologies Inc.	(1,390)	(496,244)	44.8
Tenet Healthcare Corp.	(4,910)	(232,096)	20.9
Textron, Inc.	(761)	(34,443)	3.1
T-Mobile US, Inc.	(15,778)	(1,989,290)	179.5
Toll Brothers, Inc.	(4,633)	(236,746)	21.4
TopBuild Corp.	(5,932)	(1,186,103)	107.0
TransDigm Group, Inc.	(201)	(111,209)	10.0
UDR, Inc.	(2,762)	(106,199)	9.6
UGI Corp.	(3,658)	(131,651)	11.9
Ulta Salon Cosmetics & Fragrance, Inc.	(211)	(59,029)	5.3
Union Pacific Corp.	(9,935)	(1,961,864)	177.0
United Bankshares, Inc.	(12,250)	(387,835)	35.0
Valmont Industries, Inc.	(932)	(179,801)	16.2
VF Corp.	(1,150)	(88,401)	8.0
ViacomCBS, Inc., Class B	(17,574)	(852,339)	76.9
Vishay Intertechnology, Inc.	(26,454)	(570,084)	51.4
Vistra Energy Corp.	(31,786)	(634,766)	57.3
Waste Management, Inc.	(1,446)	(160,969)	14.5
Webster Financial Corp.	(12,270)	(573,622)	51.7
WEC Energy Group, Inc.	(4,136)	(367,690)	33.2
Western Alliance Bancorp	(7,790)	(531,122)	47.9
Westlake Chemical Corp.	(3,268)	(249,871)	22.5
WEX, Inc.	(5,018)	(946,395)	85.4
Whirlpool Corp.	(90)	(16,658)	1.5
Workiva, Inc.	(1,389)	(135,386)	12.2
WR Berkley Corp.	(1,601)	(99,486)	9.0
Zillow Group, Inc.	(233)	(32,322)	2.9
Zimmer Biomet Holdings, Inc.	(1,308)	(201,000)	18.1

		(107,107,443)

Total Reference Entity — Short		(255,406,754)

Net Value of Reference Entity — Goldman Sachs & Co.		$(1,108,529)

The following table represents the individual long and short positions and related values of the equity securities underlying the total return swap with UBS AG as of period end, termination dates June 29, 2021 to July 8, 2021:

Security	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks

Australia
AMP Ltd.	39,242	$44,263	(4.4)%
AP Eagers Ltd.	4,644	46,865	(4.6)
AusNet Services	11,324	14,907	(1.5)
Charter Hall Group	1,147	11,851	(1.2)
Corporate Travel Management Ltd.	1,586	20,061	(2.0)
CSR Ltd.	3,332	13,369	(1.3)
Domain Holdings Australia Ltd.	50,702	191,723	(19.0)
Iluka Resources Ltd.	15,770	77,251	(7.7)
Lendlease Corp Ltd.	603	5,498	(0.5)
Link Administration Holdings Ltd.	37,332	135,252	(13.4)
Macquarie Group Ltd.	2,458	245,133	(24.3)
Magellan Financial Group Ltd.	1,931	70,159	(7.0)
Perpetual Ltd.	2,287	56,084	(5.6)
Platinum Asset Management Ltd.	60,269	190,050	(18.8)
QBE Insurance Group Ltd.	4,193	25,718	(2.5)
REA Group Ltd.	1,533	170,399	(16.9)
Super Retail Group Ltd.	7,983	68,120	(6.7)
Technology One Ltd.	10,224	67,142	(6.7)
Vicinity Centres	12,772	14,861	(1.5)
Westpac Banking Corp.	1,036	16,608	(1.6)

		1,485,314

Austria
Raiffeisen Bank International AG	1,958	38,422	(3.8)

Belgium
Elia Group SA/NV	723	87,011	(8.6)

Canada
ARC Resources Ltd.	82,547	381,507	(37.8)
Cameco Corp.	7,302	90,850	(9.0)
CI Financial Corp.	3,166	39,317	(3.9)
Colliers International Group, Inc.	1,959	172,714	(17.1)
Element Fleet Management Corp.	4,094	38,035	(3.8)
First Capital Real Estate Investment Trust	6,290	72,504	(7.2)
Gildan Activewear, Inc.	3,183	79,528	(7.9)
Great-West Lifeco, Inc.	8,591	196,174	(19.4)
IGM Financial, Inc.	1,487	39,409	(3.9)
Imperial Oil Ltd.	1,529	29,091	(2.9)
Innergex Renewable Energy, Inc.	5,119	117,372	(11.6)
Novagold Resources, Inc.	14,040	128,021	(12.7)
Osisko Gold Royalties Ltd.	16,788	187,605	(18.6)
Tourmaline Oil Corp.	3,518	50,125	(5.0)
TransAlta Renewables, Inc.	6,937	116,634	(11.6)

		1,738,886

Denmark
AP Moeller - Maersk A/S, Class B	13	26,704	(2.6)
ISS A/S	11,948	205,197	(20.3)
Pandora A/S	114	11,035	(1.1)

56

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Denmark (continued)
Rockwool International AS	147	$55,456	(5.5)%
SimCorp A/S	1,002	129,693	(12.9)
Vestas Wind Systems A/S	290	62,268	(6.2)

		490,353

Finland
Neste OYJ	188	13,243	(1.3)
Nordea Bank Abp	16,247	131,958	(13.1)
Sampo OYJ	2,027	85,308	(8.4)
TietoEVRY OYJ	2,020	66,374	(6.6)

		296,883

France
Air Liquide SA	50	8,177	(0.8)
ALD SA	1,220	16,732	(1.7)
Amundi SA	3,721	276,922	(27.4)
Atos SE	539	41,363	(4.1)
Cie de Saint-Gobain	215	10,688	(1.1)
CNP Assurances	5,358	81,206	(8.0)
Credit Agricole SA	17,718	200,534	(19.9)
Engie SA	1,792	27,811	(2.7)
JCDecaux SA	2,055	39,927	(4.0)
Renault SA	878	37,340	(3.7)
Rexel SA	4,565	69,465	(6.9)
Sartorius Stedim Biotech	5	2,093	(0.2)
SCOR SE	1,910	58,081	(5.8)
Valeo SA	2,987	111,197	(11.0)

		981,536

Germany
adidas AG	374	118,588	(11.8)
alstria office REIT-AG	1,425	24,556	(2.4)
Bayerische Motoren Werke AG	1,360	115,150	(11.4)
Daimler AG	160	11,238	(1.1)
Duerr AG	786	31,905	(3.2)
DWS Group GmbH & Co. KGaA	6,459	253,256	(25.1)
Freenet AG	6,044	126,197	(12.5)
Hannover Rueck SE	114	17,708	(1.8)
Hella GmbH & Co. KGaA	10,126	617,333	(61.2)
KION Group AG	2,851	246,156	(24.4)
LEG Immobilien AG	1,286	184,350	(18.3)
ProSiebenSat.1 Media SE	8,577	154,991	(15.4)
RWE AG	310	13,317	(1.3)
Schaeffler AG	2,028	16,083	(1.6)
SMA Solar Technology AG	1,757	128,152	(12.7)
Suedzucker AG	1,790	26,089	(2.6)
Talanx AG	3,823	142,768	(14.1)
thyssenkrupp AG	1,160	13,450	(1.3)
Vonovia SE	2,121	141,927	(14.1)

		2,383,214

Hong Kong
BOC Hong Kong Holdings Ltd.	27,500	82,005	(8.1)
Budweiser Brewing Co. APAC Ltd.	60,100	200,938	(19.9)
Cathay Pacific Airways Ltd.	223,000	171,698	(17.0)
CLP Holdings Ltd.	3,000	28,154	(2.8)
Dah Sing Financial Holdings Ltd.	20,800	58,858	(5.8)
ESR Cayman Ltd.	16,600	59,157	(5.9)
HKT Trust & HKT Ltd.	13,000	17,110	(1.7)
Hutchison Telecommunications Hong Kong Holdings Ltd.	22,000	3,484	(0.3)
Hysan Development Co. Ltd.	49,000	177,698	(17.6)
Kerry Logistics Network Ltd.	40,500	86,373	(8.6)

Security	Shares	Value	% of Basket Value

Hong Kong (continued)
Kerry Properties Ltd.	26,000	$67,292	(6.7)%
Lifestyle International Holdings Ltd.	500	355	(0.0)
New World Development Co. Ltd.	6,000	27,780	(2.8)
NWS Holdings Ltd.	192,000	184,601	(18.3)
PCCW Ltd.	370,000	205,759	(20.4)
Swire Properties Ltd.	23,600	68,408	(6.8)
Wharf Real Estate Investment Co. Ltd.	15,000	79,224	(7.9)
Xinyi Glass Holdings Ltd.	28,000	67,731	(6.7)

		1,586,625

Ireland
AIB Group PLC	55,723	99,405	(9.8)
Grafton Group PLC	9,634	113,752	(11.3)
Kingspan Group PLC	990	67,279	(6.7)

		280,436

Israel
Alony Hetz Properties & Investments Ltd.	12,068	151,660	(15.0)
Energix-Renewable Energies Ltd.	73,918	275,867	(27.4)

		427,527

Italy
Banca Generali SpA	2,856	88,552	(8.8)
Brembo SpA	1,281	17,413	(1.7)
Italgas SpA	9,328	55,946	(5.5)
Pirelli & C SpA	12,510	65,150	(6.5)
Prysmian SpA	1,190	38,335	(3.8)
Technogym SpA	3,830	39,122	(3.9)
UniCredit SpA	11,568	106,088	(10.5)
Unipol Gruppo SpA	120,442	528,448	(52.4)
UnipolSai Assicurazioni SpA	11,261	28,525	(2.8)

		967,579

Japan
AEON Financial Service Co. Ltd.	10,800	129,699	(12.9)
Aisin Seiki Co. Ltd.	3,500	107,576	(10.7)
Anritsu Corp.	700	17,247	(1.7)
Casio Computer Co. Ltd.	20,400	360,407	(35.7)
Coca-Cola Bottlers Japan Holdings, Inc.	4,500	68,314	(6.8)
Credit Saison Co. Ltd.	4,200	47,908	(4.7)
Dai Nippon Printing Co. Ltd.	4,600	79,291	(7.9)
Daicel Corp.	36,700	279,182	(27.7)
Daido Steel Co. Ltd.	600	24,552	(2.4)
Daito Trust Construction Co. Ltd.	1,100	114,635	(11.4)
Dentsu Group, Inc.	3,400	108,444	(10.7)
DIC Corp.	10,200	249,730	(24.8)
DMG Mori Co. Ltd.	24,400	383,128	(38.0)
Ebara Corp.	900	31,074	(3.1)
Fuyo General Lease Co. Ltd.	3,400	235,643	(23.4)
Glory Ltd.	19,000	368,279	(36.5)
Gunma Bank Ltd.	36,300	111,968	(11.1)
Hino Motors Ltd.	6,400	55,163	(5.5)
Horiba Ltd.	900	58,921	(5.8)
Hoshizaki Corp.	2,100	186,396	(18.5)
Japan Post Holdings Co. Ltd.	1,500	11,929	(1.2)
Kamigumi Co. Ltd.	2,400	42,338	(4.2)
Kansai Paint Co. Ltd.	11,200	329,672	(32.7)
Keisei Electric Railway Co. Ltd.	400	13,582	(1.3)
Kissei Pharmaceutical Co. Ltd.	6,400	140,954	(14.0)
Koito Manufacturing Co. Ltd.	2,700	174,203	(17.3)
Kokuyo Co. Ltd.	20,600	268,125	(26.6)
Konica Minolta, Inc.	12,900	55,961	(5.5)
Kuraray Co. Ltd.	27,400	293,548	(29.1)

SCHEDULE OF INVESTMENTS	57

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Kyowa Exeo Corp.	1,200	$31,333	(3.1)%
Kyushu Railway Co.	6,300	132,307	(13.1)
Lawson, Inc.	11,100	539,102	(53.4)
Lintec Corp.	13,900	314,842	(31.2)
Mabuchi Motor Co. Ltd.	1,700	70,103	(6.9)
McDonald’s Holdings Co. Japan Ltd.	1,000	48,765	(4.8)
Medipal Holdings Corp.	2,600	53,234	(5.3)
Megmilk Snow Brand Co. Ltd.	4,000	86,298	(8.5)
Miraca Holdings, Inc.	500	14,867	(1.5)
Mitsubishi Materials Corp.	15,200	322,965	(32.0)
Mitsubishi UFJ Lease & Finance Co. Ltd.	58,200	284,783	(28.2)
MS&AD Insurance Group Holdings, Inc.	1,600	46,034	(4.6)
Nagoya Railroad Co. Ltd.	1,500	38,205	(3.8)
Nihon Kohden Corp.	2,900	86,414	(8.6)
Nippon Paper Industries Co. Ltd.	27,700	338,220	(33.5)
Nippon Yusen KK	3,400	78,314	(7.8)
Nisshinbo Holdings, Inc.	25,800	191,900	(19.0)
Nomura Real Estate Holdings, Inc.	3,700	82,643	(8.2)
OSG Corp.	2,900	52,230	(5.2)
Pilot Corp.	9,600	276,071	(27.4)
Pola Orbis Holdings, Inc.	2,400	48,046	(4.8)
Relo Group, Inc.	2,300	57,225	(5.7)
Resorttrust, Inc.	4,300	60,876	(6.0)
Rinnai Corp.	300	31,334	(3.1)
Sankyu, Inc.	11,300	425,463	(42.2)
Sanwa Holdings Corp.	5,200	59,283	(5.9)
SCSK Corp.	500	27,809	(2.8)
Seven Bank Ltd.	55,300	121,829	(12.1)
Shimadzu Corp.	1,900	72,639	(7.2)
Shimamura Co. Ltd.	500	55,529	(5.5)
Skylark Co. Ltd.	10,800	177,426	(17.6)
Sompo Holdings, Inc.	2,700	107,817	(10.7)
Stanley Electric Co. Ltd.	2,300	71,950	(7.1)
Sumitomo Realty & Development Co. Ltd.	1,300	39,242	(3.9)
Sumitomo Rubber Industries Ltd.	73,400	675,500	(67.0)
Suntory Beverage & Food Ltd.	2,700	94,317	(9.3)
Tokyo Electron Ltd.	200	76,051	(7.5)
Tokyo Ohka Kogyo Co. Ltd.	100	6,720	(0.7)
Tokyo Seimitsu Co. Ltd.	400	18,495	(1.8)
Toppan Printing Co. Ltd.	7,700	109,510	(10.8)
Toshiba TEC Corp.	1,600	59,453	(5.9)
Toyota Boshoku Corp.	7,600	122,879	(12.2)
TS Tech Co. Ltd.	2,000	57,900	(5.7)
Ulvac, Inc.	800	36,153	(3.6)
Ushio, Inc.	2,900	37,505	(3.7)
Yamada Holdings Co. Ltd.	4,600	23,450	(2.3)
Yamaha Corp.	2,100	118,348	(11.7)
Zenkoku Hosho Co. Ltd.	5,500	245,509	(24.3)

		10,474,757

Luxembourg
RTL Group SA	7,625	436,148	(43.2)

Netherlands
ABN AMRO Bank NV	1,445	15,092	(1.5)
GrandVision NV	5,364	159,482	(15.8)
NN Group NV	1,087	45,275	(4.5)
QIAGEN NV	278	15,070	(1.5)

		234,919

Security	Shares	Value	% of Basket Value

New Zealand
Kiwi Property Group Ltd.	89,452	$82,449	(8.2)%

Norway
NEL ASA	14,743	52,071	(5.2)

Portugal
Galp Energia SGPS SA	6,760	67,851	(6.7)

Singapore
SIA Engineering Co. Ltd.	105,200	149,464	(14.8)
Singapore Airlines Ltd.	9,600	29,612	(2.9)
Singapore Post Ltd.	174,500	90,369	(9.0)
Singapore Technologies Engineering Ltd.	29,800	83,085	(8.2)
StarHub Ltd.	134,200	129,008	(12.8)

		481,538

Spain
Acciona SA	363	54,403	(5.4)
Bankinter SA	22,992	129,052	(12.8)
EDP Renovaveis SA	2,297	62,905	(6.2)
Siemens Gamesa Renewable Energy SA	846	34,794	(3.5)
Solaria Energia y Medio Ambiente SA	3,135	80,667	(8.0)

		361,821

Sweden
Boliden AB	4,148	135,917	(13.5)
ICA Gruppen AB	865	43,358	(4.3)
Loomis AB	621	15,933	(1.6)

		195,208

Switzerland
Adecco Group AG	2,135	133,363	(13.2)
Cembra Money Bank AG	116	12,603	(1.3)
Clariant AG	4,304	91,443	(9.1)
Credit Suisse Group AG	7,073	92,781	(9.2)
IWG PLC	16,683	71,306	(7.1)
Landis+Gyr Group AG	227	16,965	(1.7)
OC Oerlikon Corp. AG	3,949	40,587	(4.0)
Siemens Energy AG	765	28,389	(2.8)
Sika AG, Registered Shares	99	26,939	(2.7)
Sonova Holding AG	257	61,998	(6.1)
STMicroelectronics NV	838	33,579	(3.3)
Sulzer AG	285	30,703	(3.0)
Swatch Group AG	178	51,273	(5.1)
Swiss Re AG	1,501	132,331	(13.1)

		824,260

United Kingdom
3i Group PLC	8,368	126,805	(12.6)
ASOS PLC	927	56,640	(5.6)
Direct Line Insurance Group PLC	41,119	168,767	(16.7)
Electrocomponents PLC	3,614	43,282	(4.3)
Inchcape PLC	11,365	103,005	(10.2)
Kingfisher PLC	6,990	26,596	(2.6)
Land Securities Group PLC	2,491	20,980	(2.1)
Linde PLC	89	21,732	(2.2)
Micro Focus International PLC	15,738	94,912	(9.4)
Pennon Group PLC	7,810	99,730	(9.9)
Rentokil Initial PLC	3,008	20,415	(2.0)

58

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

United Kingdom (continued)
Rotork PLC	22,548	$99,997	(9.9)%
SSE PLC	1,190	24,106	(2.4)

		906,967

United States
Sims Ltd.	27,001	250,668	(24.8)

Total Reference Entity — Long		25,132,443

Reference Entity — Short

Common Stocks

Australia
Ansell Ltd.	(1,524)	(42,601)	4.2
CIMIC Group Ltd.	(4,632)	(86,871)	8.6
Deterra Royalties Ltd.	(5,815)	(19,135)	1.9
Domino’s Pizza Enterprises Ltd.	(3,103)	(216,993)	21.5
Insurance Australia Group Ltd.	(17,110)	(63,069)	6.3
Kogan.com Ltd.	(1,551)	(21,173)	2.1
Megaport Ltd.	(5,197)	(52,931)	5.2
NEXTDC Ltd.	(5,681)	(50,023)	5.0
Oil Search Ltd.	(12,030)	(35,367)	3.5
OZ Minerals Ltd.	(3,296)	(46,621)	4.6
Pilbara Minerals Ltd.	(105,611)	(74,413)	7.4
Santos Ltd.	(7,962)	(39,243)	3.9
Seven Group Holdings Ltd.	(4,935)	(83,921)	8.3
South32 Ltd.	(28,272)	(54,527)	5.4
TPG Telecom Ltd.	(25,279)	(141,919)	14.1

		(1,028,807)

Austria
OMV AG	(4,705)	(197,430)	19.6
Telekom Austria AG	(39,140)	(297,815)	29.5

		(495,245)

Belgium
Ackermans & van Haaren NV	(305)	(46,617)	4.6

Canada
Ballard Power Systems, Inc.	(757)	(25,887)	2.6
Barrick Gold Corp.	(400)	(8,934)	0.9
BCE, Inc.	(265)	(11,240)	1.1
Boyd Group Services, Inc.	(514)	(95,300)	9.4
Brookfield Asset Management, Inc., Class A	(1,799)	(69,709)	6.9
Canadian National Railway Co.	(305)	(30,892)	3.1
Capital Power Corp.	(4,525)	(129,089)	12.8
Dollarama, Inc.	(1,177)	(46,012)	4.6
Empire Co. Ltd.	(3,627)	(100,209)	9.9
Fairfax Financial Holdings Ltd.	(269)	(97,591)	9.7
First Majestic Silver Corp.	(5,758)	(103,880)	10.3
First Quantum Minerals Ltd.	(12,956)	(215,807)	21.4
Fortis, Inc.	(1,291)	(52,215)	5.2
IAMGOLD Corp.	(22,080)	(74,938)	7.4
Kirkland Lake Gold Ltd.	(959)	(36,853)	3.6
Lithium Americas Corp.	(2,402)	(47,505)	4.7
Lundin Mining Corp.	(1,648)	(14,692)	1.5
Nutrien Ltd.	(1,868)	(92,001)	9.1
Pan American Silver Corp.	(1,193)	(38,596)	3.8
Pembina Pipeline Corp.	(1,195)	(31,455)	3.1
Saputo, Inc.	(1,615)	(42,347)	4.2

Security	Shares	Value	% of Basket Value

Canada (continued)
TC Energy Corp.	(3,280)	$(140,588)	13.9%
Topicus.com, Inc.	(17)	(638)	0.1

		(1,506,378)

China
MGM China Holdings Ltd.	(122,800)	(185,056)	18.3

Faeroe Islands
Bakkafrost P/F	(1,376)	(97,270)	9.6

France
Accor SA	(2,291)	(77,036)	7.6
Aeroports de Paris	(419)	(48,305)	4.8
Airbus SE	(1,381)	(138,870)	13.8
BioMerieux	(842)	(130,161)	12.9
Dassault Aviation SA	(264)	(275,256)	27.3
Edenred	(932)	(50,481)	5.0
Eurazeo SE	(1,340)	(93,847)	9.3
L’Oreal SA	(390)	(137,300)	13.6
Safran SA	(592)	(74,419)	7.4
Teleperformance	(165)	(53,968)	5.3
Veolia Environnement SA	(6,472)	(172,467)	17.1
Vivendi SA	(5,682)	(174,591)	17.3

		(1,426,701)

Germany
Bayer AG	(1,180)	(71,478)	7.1
Carl Zeiss Meditec Ag Br	(1,286)	(200,983)	19.9
Fresenius Medical Care AG & Co. KGaA	(224)	(18,121)	1.8
LANXESS AG	(2,008)	(151,273)	15.0
Rational AG	(34)	(32,740)	3.2
Rheinmetall AG	(289)	(30,516)	3.0
Sartorius AG	(284)	(141,175)	14.0
Siemens Healthineers AG	(1,131)	(63,428)	6.3
Symrise AG	(192)	(23,893)	2.4
Volkswagen AG	(451)	(85,262)	8.5

		(818,869)

Ireland
Smurfit Kappa Group PLC	(4,151)	(199,886)	19.8

Italy
A2A SpA	(111,305)	(180,490)	17.9
Buzzi Unicem SpA	(5,109)	(125,699)	12.5
DiaSorin SpA	(378)	(82,663)	8.2
Ferrari NV	(583)	(121,316)	12.0
Hera SpA	(19,971)	(69,770)	6.9
Leonardo SpA	(4,829)	(33,458)	3.3
Snam SpA	(12,616)	(66,154)	6.6

		(679,550)

Japan
77 Bank Ltd.	(8,900)	(111,895)	11.1
A/S One Corp.	(200)	(29,334)	2.9
Activia Properties, Inc.	(40)	(159,948)	15.9
Advance Residence Investment Corp.	(48)	(142,499)	14.1
AI inside, Inc.	(300)	(185,340)	18.4
Ajinomoto Co., Inc.	(1,700)	(40,198)	4.0
Alfresa Holdings Corp.	(600)	(11,961)	1.2
Amano Corp.	(9,600)	(223,244)	22.1
Bank of Kyoto Ltd.	(700)	(36,733)	3.6
BASE, Inc.	(1,200)	(122,656)	12.2

SCHEDULE OF INVESTMENTS	59

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Japan (continued)
Bic Camera, Inc.	(5,500)	$(59,484)	5.9%
Chiba Bank Ltd.	(4,800)	(26,108)	2.6
Chugoku Bank Ltd.	(15,300)	(119,042)	11.8
Concordia Financial Group Ltd.	(4,500)	(16,286)	1.6
Cosmo Energy Holdings Co. Ltd.	(12,700)	(281,238)	27.9
Cosmos Pharmaceutical Corp.	(1,800)	(274,443)	27.2
CyberAgent, Inc.	(1,300)	(81,386)	8.1
Cybozu, Inc.	(2,700)	(67,668)	6.7
Daiichikosho Co. Ltd.	(3,700)	(127,652)	12.7
Daiwa House REIT Investment Corp.	(107)	(288,238)	28.6
Daiwa Office Investment Corp.	(35)	(226,909)	22.5
Denka Co. Ltd.	(1,700)	(64,744)	6.4
Fancl Corp.	(1,800)	(66,088)	6.5
Freee KK	(900)	(76,296)	7.6
Fujitsu General Ltd.	(11,700)	(290,824)	28.8
Fukuoka Financial Group, Inc.	(43,000)	(769,207)	76.2
Fukuyama Transporting Co. Ltd.	(1,600)	(62,385)	6.2
GLP J-Reit	(10)	(16,110)	1.6
Hankyu Hanshin Holdings, Inc.	(3,400)	(110,007)	10.9
Heiwa Corp.	(9,600)	(134,598)	13.3
Hirogin Holdings, Inc.	(32,300)	(187,663)	18.6
Iida Group Holdings Co. Ltd.	(24,400)	(538,252)	53.4
Invincible Investment Corp.	(35)	(11,668)	1.2
ITOCHU Corp.	(600)	(17,183)	1.7
Itochu Techno-Solutions Corp.	(300)	(10,576)	1.0
Iyo Bank Ltd.	(2,700)	(15,497)	1.5
J Front Retailing Co. Ltd.	(2,600)	(21,540)	2.1
Japan Exchange Group, Inc.	(9,600)	(224,117)	22.2
Japan Logistics Fund, Inc.	(39)	(116,658)	11.6
Japan Prime Realty Investment Corp.	(22)	(77,619)	7.7
Japan Real Estate Investment Corp.	(20)	(121,877)	12.1
Japan Retail Fund Investment Corp.	(34)	(64,516)	6.4
Japan Steel Works Ltd.	(2,100)	(58,345)	5.8
JCR Pharmaceuticals Co. Ltd.	(3,000)	(98,806)	9.8
JTOWER, Inc.	(700)	(75,566)	7.5
Justsystems Corp.	(100)	(7,266)	0.7
Kadokawa Dwango	(5,300)	(172,144)	17.1
Keio Corp.	(300)	(21,956)	2.2
Kobe Bussan Co. Ltd.	(2,100)	(58,170)	5.8
Kotobuki Spirits Co. Ltd.	(1,900)	(102,914)	10.2
Kurita Water Industries Ltd.	(4,600)	(186,715)	18.5
Kyushu Financial Group, Inc.	(113,100)	(452,330)	44.8
LIXIL Group Corp.	(14,800)	(345,140)	34.2
M3, Inc.	(200)	(16,835)	1.7
Medley, Inc.	(400)	(18,827)	1.9
Mercari, Inc.	(1,300)	(62,633)	6.2
Mitsubishi Shokuhin Co. Ltd.	(3,200)	(86,616)	8.6
Mitsui Fudosan Logistics Park, Inc.	(3)	(14,997)	1.5
Miura Co. Ltd.	(1,100)	(62,630)	6.2
Money Forward, Inc.	(2,100)	(86,036)	8.5
Mori Hills REIT Investment Corp.	(19)	(26,486)	2.6
Morinaga Milk Industry Co. Ltd.	(9,300)	(462,731)	45.9
NGK Insulators Ltd.	(1,100)	(19,264)	1.9
Nihon Unisys Ltd.	(1,100)	(41,743)	4.1
Nippo Corp.	(15,800)	(393,714)	39.0
Nipro Corp.	(9,800)	(115,559)	11.5
Nishi-Nippon Railroad Co. Ltd.	(600)	(16,368)	1.6
Nissin Foods Holdings Co. Ltd.	(800)	(69,147)	6.9
Nomura Real Estate Master Fund, Inc.	(58)	(88,309)	8.8
Oji Holdings Corp.	(24,700)	(149,325)	14.8
Optim Corp.	(500)	(15,001)	1.5

Security	Shares	Value	% of Basket Value

Japan (continued)
Orient Corp.	(65,100)	$(74,047)	7.3%
Orix JREIT, Inc.	(154)	(258,233)	25.6
Pan Pacific International Holdings Corp.	(2,400)	(53,894)	5.3
Park24 Co. Ltd.	(6,400)	(121,558)	12.0
Penta-Ocean Construction Co. Ltd.	(11,600)	(95,041)	9.4
Ryohin Keikaku Co. Ltd.	(500)	(11,955)	1.2
Sansan, Inc.	(1,500)	(120,304)	11.9
Sekisui Chemical Co. Ltd.	(2,400)	(43,287)	4.3
Sekisui House Reit, Inc.	(22)	(15,922)	1.6
Seria Co. Ltd.	(2,100)	(73,124)	7.2
Seven & i Holdings Co. Ltd.	(3,400)	(129,839)	12.9
SHIFT, Inc.	(2,100)	(257,970)	25.6
Shin-Etsu Chemical Co. Ltd.	(600)	(104,447)	10.4
Ship Healthcare Holdings, Inc.	(1,000)	(57,536)	5.7
Shochiku Co. Ltd.	(1,000)	(137,107)	13.6
Sugi Holdings Co. Ltd.	(300)	(19,715)	2.0
Sumitomo Metal Mining Co. Ltd.	(1,500)	(65,037)	6.4
Sundrug Co Ltd.	(500)	(19,837)	2.0
Sushiro Global Holdings Ltd.	(400)	(13,683)	1.4
Suzuken Co. Ltd./Aichi Japan	(800)	(30,983)	3.1
Taiheiyo Cement Corp.	(1,900)	(47,304)	4.7
Taisho Pharmaceutical Holdings Co. Ltd.	(2,400)	(156,959)	15.6
Taiyo Nippon Sanso Corp.	(4,400)	(84,819)	8.4
TechnoPro Holdings, Inc.	(300)	(22,843)	2.3
Toho Co. Ltd.	(2,800)	(108,458)	10.7
Tokuyama Corp.	(1,000)	(24,961)	2.5
Tokyo Century Corp.	(800)	(64,940)	6.4
Toyo Suisan Kaisha Ltd.	(1,000)	(49,214)	4.9
Tsumura & Co.	(17,200)	(559,670)	55.5
Welcia Holdings Co. Ltd.	(3,900)	(132,126)	13.1
Yamaguchi Financial Group, Inc.	(32,600)	(185,382)	18.4
Yamato Kogyo Co. Ltd.	(500)	(12,636)	1.2
Yokogawa Electric Corp.	(1,000)	(21,618)	2.1
Z Holdings Corp.	(1,700)	(10,561)	1.0
Zensho Holdings Co. Ltd.	(11,100)	(307,054)	30.4
ZOZO, Inc.	(2,900)	(81,209)	8.0

		(12,528,533)

Morocco
Lynas Corp. Ltd.	(40,396)	(146,760)	14.6

Netherlands
Aalberts NV	(5,420)	(244,678)	24.3
ASM International NV	(1,348)	(345,315)	34.2
BE Semiconductor Industries NV	(339)	(23,307)	2.3
Royal Dutch Shell PLC	(1,867)	(34,547)	3.4
Stellantis NV	(4,051)	(61,599)	6.1

		(709,446)

Norway
Aker ASA	(1,226)	(96,258)	9.5
Aker BP ASA	(1,471)	(36,535)	3.6
Dnb Asa	(10,815)	(210,552)	20.9

		(343,345)

Singapore
Keppel DC REIT	(308,600)	(689,627)	68.3
Mapletree Commercial Trust	(20,900)	(32,335)	3.2
Singapore Press Holdings Ltd.	(38,400)	(33,976)	3.4

		(755,938)

Spain
Aena SME SA	(665)	(102,554)	10.2
Almirall SA	(674)	(9,228)	0.9

60

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Security	Shares	Value	% of Basket Value

Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	(6,451)	$(29,490)	2.9%
Cellnex Telecom SA	(3,344)	(195,904)	19.4
Endesa SA	(3,346)	(85,515)	8.5
Inmobiliaria Colonial Socimi SA	(9,889)	(95,069)	9.4
Telefonica SA	(100,794)	(434,915)	43.1
Viscofan SA	(4,754)	(335,768)	33.3
Zardoya Otis SA	(18,495)	(121,710)	12.1

		(1,410,153)

Sweden
Atlas Copco AB	(2,365)	(110,729)	11.0
Atlas Copco AB	(3,753)	(207,067)	20.5
Beijer Ref AB	(2,081)	(86,324)	8.5
BillerudKorsnas AB	(1,715)	(30,647)	3.0
Epiroc AB	(1,398)	(23,996)	2.4
Epiroc AB	(2,144)	(41,077)	4.1
Getinge AB	(6,656)	(171,686)	17.0
Investment AB Latour	(1,707)	(38,257)	3.8
Lifco AB	(1,241)	(113,922)	11.3
Nibe Industrier AB	(3,705)	(123,671)	12.3
Recipharm AB	(2,341)	(64,434)	6.4
Sandvik AB	(4,399)	(109,558)	10.9

		(1,121,368)

Switzerland
Alcon, Inc.	(1,498)	(107,508)	10.6
Coca-Cola HBC AG	(2,236)	(66,013)	6.5
LafargeHolcim Ltd.	(218)	(11,788)	1.2
Roche Holding AG	(321)	(110,781)	11.0
Siegfried Holding AG	(26)	(18,806)	1.9
SIG Combibloc Group AG	(1,685)	(40,141)	4.0

		(355,037)

Security	Shares	Value	% of Basket Value

United Arab Emirates
Network International Holdings PLC	(17,286)	$(80,533)	8.0%

United Kingdom
Ashtead Group PLC	(1,843)	(92,494)	9.2
Associated British Foods PLC	(10,968)	(316,822)	31.4
Aston Martin Lagonda Global Holdings PLC	(1,744)	(48,508)	4.8
BAE Systems PLC	(10,043)	(63,368)	6.3
Barratt Developments PLC	(16,702)	(145,456)	14.4
BP PLC	(49,726)	(184,779)	18.3
BT Group PLC	(7,228)	(12,394)	1.2
Capital & Counties Properties PLC	(109)	(208)	0.0
Derwent London PLC	(6,372)	(275,822)	27.3
DS Smith PLC	(14,468)	(72,157)	7.1
Evraz PLC	(14,903)	(101,898)	10.1
Games Workshop Group PLC	(405)	(57,150)	5.7
Greggs PLC	(5,826)	(165,078)	16.4
Intermediate Capital Group PLC	(6,818)	(158,138)	15.7
International Consolidated Airlines Group SA	(51,153)	(99,398)	9.9
ITM Power PLC	(4,795)	(36,134)	3.6
Melrose Industries PLC	(6,000)	(13,723)	1.4
Ocado Group PLC	(3,776)	(143,340)	14.2
Pets at Home Group PLC	(6,088)	(33,377)	3.3
Quilter PLC	(5,405)	(11,450)	1.1
WH Smith PLC	(7,323)	(152,915)	15.2
Whitbread PLC	(555)	(21,092)	2.1

		(2,205,701)

Total Reference Entity — Short		(26,141,193)

Net Value of Reference Entity — UBS AG		$(1,008,750)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

SCHEDULE OF INVESTMENTS	61

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Global Long/Short Equity Fund

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
United States	$70	$9,031,913	$—	$9,031,983
Preferred Securities
Preferred Stocks	—	—	2,613,697	2,613,697
Short-Term Securities
Money Market Funds	13,448,121	—	—	13,448,121
U.S. Treasury Obligations	—	370,715,703	—	370,715,703
U.S. Treasury Obligations	—	24,992,590	—	24,992,590

	$13,448,191	$404,740,206	$2,613,697	$420,802,094

Derivative Financial Instruments(a)
Assets
Equity Contracts	$3,045,909	$3,105,696	$—	$6,151,605
Liabilities
Equity Contracts	(2,835,055)	(1,844,379)	—	(4,679,434)

	$210,854	$1,261,317	$—	$1,472,171

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

CHF	Swiss Franc

USD	United States Dollar

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CME	Chicago Mercantile Exchange

CVA	Certificaten Van Aandelen (Dutch Certificate)

DIP	Debtor-In-Possession

FTSE	Financial Times Stock Exchange

LP	Limited Partnership

MSCI	Morgan Stanley Capital International

PILOT	Payment in Lieu of Taxes

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SAN	State Aid Notes

SAP	Subject to Appropriations

SEB	SEB Securities Inc.

SG	Syncora Guarantee

ST	Special Tax

Portfolio Abbreviation (continued)

UT	Unlimited Tax

62